UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06243

Franklin Strategic Series
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices)    (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 4/30

Date of reporting period: 10/31/16

Item 1. Reports to Stockholders.

FRANKLIN TEMPLETON INVESTMENTS

Semiannual Report and Shareholder Letter
October 31, 2016

Franklin Strategic Series

Sign up for electronic delivery at franklintempleton.com/edelivery

Contents

Semiannual Report
Economic and Market Overview	3
Franklin Focused Core Equity Fund	4
Franklin Growth Opportunities Fund	10
Franklin Small Cap Growth Fund	16
Franklin Small-Mid Cap Growth Fund	22
Financial Highlights and Statements of Investments	28
Financial Statements	61
Notes to Financial Statements	66
Shareholder Information	82

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Economic and Market Overview

The U.S. economy expanded during the six months under review. The economy grew at a faster pace in 2016’s third quarter than in the second quarter, mainly due to personal consumption expenditures, exports, private inventory investment, federal government spending and nonresidential fixed investment. Manufacturing conditions remained volatile but generally expanded, and the services sector continued to grow. The unemployment rate decreased slightly from 5.0% in April to 4.9% at period-end.1 Monthly retail sales were volatile but grew during most of the review period. Inflation, as measured by the Consumer Price Index, remained relatively subdued for most of the period, but rose slightly toward period-end.

The U.S. Federal Reserve (Fed) kept its target interest rate at 0.25–0.50% at its September meeting. The Fed noted that although the case for raising rates has strengthened, it will wait for further evidence of continued progress toward its objectives.

U.S. equity markets rose during the review period, benefiting from mostly upbeat economic data and better corporate earnings in the U.S., signs of improvement in the Chinese and European economies, and ongoing expansionary monetary policies from key central banks. A rally in crude oil prices and the Fed’s decision to keep interest rates unchanged at its September meeting further boosted investor confidence. However, the U.K.’s historic vote to leave the European Union (also known as “Brexit”) and global growth concerns weighed on market sentiment. The broad U.S. stock market ended the six-month period higher, as measured by the Standard & Poor’s 500 Index.

The foregoing information reflects our analysis and opinions as of October 31, 2016. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Bureau of Labor Statistics.

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Semiannual Report 3

Franklin Focused Core Equity Fund

This semiannual report for Franklin Focused Core Equity Fund covers the period ended October 31, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation by normally investing at least 80% of its net assets in equity securities. The Fund normally invests primarily to predominantly in equity securities of large capitalization companies, which are similar in size to those in the Standard & Poor’s 500 Index (S&P 500®).

Performance Overview

The Fund’s Class A shares delivered a +4.04% cumulative total return for the six months under review. In comparison, the S&P 500, which tracks the broad U.S. stock market, generated a +4.06% total return.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

We are research-driven, bottom-up, fundamental investors. Our investment approach is opportunistic and contrarian, and we seek to identify mispriced companies using fundamental analysis. We seek to take advantage of price dislocations that result from the market’s short-term focus. Our analysis includes the investigation of the valuation for each investment based upon the view that the price paid for the security is a critical factor determining long-term success. We rely on a team of analysts to help provide in-depth industry expertise and use both qualitative and quantitative analysis to evaluate companies. Our analysts identify each company’s market opportunity, competitive position, management and financial strength, business and financial risks, and valuation. We choose to invest in those companies that, in our opinion, offer the best trade-off between growth opportunity, business and financial risk, and valuation.

*Figures are stated as a percentage of total and may not equal 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

Manager’s Discussion

During the six months under review, key contributors to the Fund’s absolute performance included holdings in the information technology (IT), financials and energy sectors.

In IT, our investments in Microsoft, QUALCOMM and Alphabet helped performance. Microsoft, a software and IT services company, benefited from investors’ greater confidence in its ability to be relevant in cloud computing with its key productivity and server software franchises. Specifically, the company rapidly moved its productivity suite to Office 365 and found new growth opportunities for its server franchise with its Azure platform. In addition, the company executed well on various cost-containment and capital-return initiatives, with stepped-up share repurchases and a solid dividend. Shares of digital telecommunications product manufacturer QUALCOMM rose amid improved investor sentiment resulting from the company’s increased licensees in China and positive

1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 33.

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launch and sales of the iPhone 7, which uses QUALCOMM chips. Further bolstering shares were rumors in September about QUALCOMM acquiring NXP Semiconductors, and confirmation of the deal in October. We believe NXP will help diversify QUALCOMM’s business focus away from the slowing and competitive smartphone market and into the growing “Internet of things,” the connection of common products such as cars and refrigerators to the Internet. Alphabet, the parent company of Internet-related services and products provider Google, performed well. The company generated strong revenue growth during the period, resulting from the addition of a new mobile advertising format and the success of advertising programs from its YouTube division. Additionally, the hiring of Ruth Porat as Alphabet’s chief financial officer in 2015 improved the company’s transparency, financial discipline and shareholder friendliness. Furthermore, the company’s core business exercised discipline, driving profit margin expansion during the period. Alphabet also scaled down or adjusted its strategy in several of its research and development projects.

Top 10 Holdings
10/31/16
Company	% of Total
Sector/Industry	Net Assets
Microsoft Corp.	6.2%
Information Technology
Allergan PLC	5.7%
Health Care
Alphabet Inc.	5.4%
Information Technology
The Hartford Financial Services Group Inc.	4.9%
Financials
Anadarko Petroleum Corp.	4.1%
Energy
Equinix Inc.	4.1%
Real Estate
Altice NV	4.1%
Consumer Discretionary
Willis Towers Watson PLC	4.0%
Financials
The Charles Schwab Corp.	3.8%
Financials
Schlumberger Ltd.	3.7%
Energy

In the financials sector, investment, retirement and financial services provider Charles Schwab performed well. The increase in federal funds rate following the Federal Reserve’s decision in December 2015 helped the company improve net interest margins and reduce money market fee waivers. Investors also believed the company could benefit from the Department of Labor’s new Fiduciary Rule. Our position in energy sector holding Anadarko Petroleum also boosted absolute performance during the reporting period. Anadarko’s shares rose as the company successfully sold assets to cover maturing debt and refinance longer duration bonds, which helped remove fears that restricted debt markets would limit the company’s operations. Later in the period, Anadarko announced it would acquire Freeport-McMoRan Oil & Gas’s deepwater Gulf of Mexico assets, which the company said would immediately add value. We believe this acquisition should increase the company’s production toward higher margin oil and also provide strong free cash flow that the company can redeploy onshore to accelerate its low-cost Permian Basin oil drilling.

Another key individual contributor was our investment in Netherlands-based multinational media and telecommunications company Altice. During the reporting period, the company’s earnings improved as recent U.S. acquisitions helped to offset a slowdown in France.

In contrast, key detractors from the Fund’s absolute performance included holdings in the consumer staples, health care and consumer discretionary sectors.

In the consumer staples sector, key detractors included our position in CVS Health, a retail drugstore operator and pharmacy-benefits manager. During the reporting period, scrutiny on pharmacy-benefits managers intensified due to an increased focus on prescription drug pricing. We believe this headwind is transient, and we expect that CVS Health’s integrated delivery model will be successful in the long term. Health care holding Valeant Pharmaceuticals International also hindered results. Valeant’s use of captive pharmacies and aggressive pricing behavior became untenable, in our view, in a divisive political environment. A lack of investor confidence in the company’s management eroded the business-aggressive merger-and-acquisition (M&A) model and led to a change in the senior management team.

Consumer discretionary holdings that hindered the Fund’s performance during the reporting period included BorgWarner2 and Twenty-First Century Fox. BorgWarner, which manufactures engineered automotive systems and components,

2. Not held at period-end.
See www.franklintempletondatasources.com for additional data provider information.

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suffered from negative sentiment toward the automobile cycle in North America, where many investors seemed to believe demand had peaked, leading them to reduce exposure to the automobile industry in anticipation of declining earnings and profits. Twenty-First Century Fox suffered from foreign currency exchange headwinds, underperformance of its filmed entertainment segment relative to expectations and investor speculation about potential M&A activities that might dilute earnings per share, given the company’s past track record. However, outside of the filmed entertainment segment, the company’s core business fundamentals continued to be solid, in our view. Furthermore, the company said it is focused on capital allocation and has considered many potential acquisition targets. In addition, we believe Twenty-First Century Fox’s best-in-class assets with a global footprint should continue to gain market share and be more profitable for the company.

Another key individual detractor was our position in commercial real estate services firm CBRE Group, whose shares struggled despite the company’s solid operating results, which exceeded consensus expectations. Investor concerns about a potential weakening of the commercial real estate industry has resulted in a contraction of valuation multiples and led to the stock underperformance. We believe CBRE remains a high-quality operator in an industry with strong secular growth potential over the longer term. Its strong balance sheet and ample liquidity should allow the company to thrive in any prolonged downturn in the industry, in our analysis.

Thank you for your continued participation in Franklin Focused Core Equity Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of October 31, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Performance Summary as of October 31, 2016

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Performance as of 10/31/161

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative	Average Annual	Average Annual
Share Class	Total Return[2]	Total Return[3]	Total Return (9/30/16)[4]
A
6-Month	+4.04%	-1.94%
1-Year	-3.52%	-9.07%	-2.57%
5-Year	+69.09%	+9.76%	+12.94%
Since Inception (12/13/07)	+61.57%	+4.85%	+5.08%
Advisor
6-Month	+4.23%	+4.23%
1-Year	-3.32%	-3.32%	+3.63%
5-Year	+71.53%	+11.40%	+14.62%
Since Inception (12/13/07)	+65.54%	+5.84%	+6.08%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Total Annual Operating Expenses[5]
Share Class	With Waiver	Without Waiver
A	1.25%	1.45%
Advisor	1.00%	1.20%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. The Fund may have investments in both growth and value stocks, or in stocks with characteristics of both.
Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company’s value and bid up the price, the markets favor faster growing companies, or the factors that the investment manager believes will increase the price of the security do not occur. Foreign securities involve special risks, including currency fluctuations and economic and political uncertainties. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction contractually guaranteed through 8/31/17. The Fund also has a fee waiver associated with any investments it makes in a Franklin
Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through its current fiscal year-end. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

			Actual	Hypothetical
		(actual return after expenses)		(5% annual return before expenses)
			Expenses		Expenses	Net
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value 5/1/16	Value 10/31/16	5/1/16–10/31/16[1,2]	Value 10/31/16	5/1/16–10/31/16[1,2]	Ratio[2]
A	$1,000	$1,040.40	$6.43	$1,018.90	$6.36	1.25%
C	$1,000	$1,036.60	$10.27	$1,015.12	$10.16	2.00%
R	$1,000	$1,039.30	$7.40	$1,017.95	$7.32	1.44%
R6	$1,000	$1,043.00	$4.38	$1,020.92	$4.33	0.85%
Advisor	$1,000	$1,042.30	$5.15	$1,020.16	$5.09	1.00%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above–in the far right column–multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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Semiannual Report 9

Franklin Growth Opportunities Fund

This semiannual report for Franklin Growth Opportunities Fund covers the period ended October 31, 2016. We welcome the former shareholders of Franklin Flex Cap Growth Fund who now own shares of Franklin Growth Opportunities Fund as a result of Franklin Flex Cap Growth Fund’s reorganization that took effect on August 26, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation by normally investing substantially in equity securities of companies demonstrating accelerating growth, increasing profitability, or above-average growth or growth potential, when compared with the overall economy.

Performance Overview

The Fund’s Class A shares delivered a +3.39% cumulative total return for the six months under review. In comparison, the Fund’s narrow benchmark, the Russell 3000® Growth Index, which measures performance of Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values, generated a +3.78% total return.1 The Fund’s broad benchmark, the Standard & Poor’s 500 Index, which tracks the broad U.S. stock market, produced a +4.06% total return.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 13.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

We use fundamental, bottom-up research to seek companies meeting our criteria of growth potential, quality and valuation. In seeking sustainable growth characteristics, we look for companies we believe can produce sustainable earnings and cash flow growth, evaluating the long-term market opportunity and competitive structure of an industry to target leaders and emerging leaders. We define quality companies as those with strong and improving competitive positions in attractive markets. We also believe important attributes of quality are experienced and talented management teams as well as financial strength reflected in the capital structure, gross and operating margins, free cash flow generation and returns on capital employed. Our valuation analysis includes a range of potential outcomes based on an assessment of multiple scenarios. In assessing value, we consider whether security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.

Manager’s Discussion

During the six months under review, key contributors to the Fund’s performance relative to the Russell 3000® Growth Index included stock selection in the consumer staples sector. Stock selection in the telecommunication services and real estate sectors helped relative results to a lesser extent.

1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 40.

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In consumer staples, WhiteWave Foods contributed to relative performance. The company’s shares surged as Danone announced in July its intention to acquire WhiteWave in an all-cash transaction. We decided to exit our position following the announcement as the deal was not expected to close until the end of the year, and we did not anticipate a competitive bidding process.

In the telecommunication services sector, wireless communications tower operator SBA Communications benefited performance as its valuations recovered from disintermediation fears at the beginning of 2016. Growth continued to be strong, particularly internationally, although the company continued to experience elevated customer turnover rates in its U.S. business. During the reporting period, the company elected to be taxed as a real estate investment trust (REIT) beginning with its taxable year ended December 31, 2016, a year earlier than investor expectations. We believe the election should have no effect on the company for the next several years as it uses up its tax losses.

In real estate, REIT American Tower, also a wireless tower operator, performed well during the six-month period as its stock recovered from investor concerns about disintermediation at the beginning of the year. The company’s international investments have driven growth for the company overall, while U.S. growth has continued to be solid and within the range of our investment framework. We believe the wireless tower industry continues to be healthy, with several potential catalysts for growth in the next several years.

Other key contributors included Netherlands-based semiconductor company NXP Semiconductors2 and video game maker Electronic Arts. Semiconductor stocks, in general, performed well during the reporting period. NXP’s shares were also supported by a rumored, then confirmed, intention by QUALCOMM to acquire the company for a significant premium late in the period. Electronic Arts benefited from the strength of new video game consoles from Sony and Microsoft. In addition, the company’s new management team has dramatically improved its financial performance, and investors seem optimistic about the company’s Star Wars titles, which are getting support from theatrical releases.

In contrast, key detractors from the Fund’s relative performance included stock selection in the industrials, financials and information technology (IT) sectors.

Top 10 Holdings
10/31/16
Company	% of Total
Sector/Industry	Net Assets
Facebook Inc.	5.8%
Information Technology
Alphabet Inc.	4.6%
Information Technology
Amazon.com Inc.	4.5%
Consumer Discretionary
Apple Inc.	4.2%
Information Technology
Mastercard Inc.	4.0%
Information Technology
Celgene Corp.	3.2%
Health Care
Visa Inc.	3.1%
Information Technology
NXP Semiconductors NV	3.0%
Information Technology
Microsoft Corp.	2.7%
Information Technology
Constellation Brands Inc.	2.6%
Consumer Staples

In industrials, our position in Allegiant Travel detracted from relative results as the company was impacted by a decline in airfares resulting from the addition of too much capacity as fuel prices were low and operations were profitable. This environment led to record industry profits, but the company’s stock price declined because investors viewed the added capacity as undisciplined oversupply that could not be easily reduced if demand weakened.

In the financials sector, our positions in Signature Bank and Affiliated Managers Group hindered the Fund’s results. Signature Bank’s stock suffered amid elevated losses in its Chicago taxi permit portfolio, as well as investor concerns that commercial real estate loan growth may slow. Shares of asset management company Affiliated Managers Group declined as asset managers performed poorly given investor concerns about the potential impact of the U.S. Department of Labor’s new Fiduciary Rule, which investors believed could accelerate the growth of exchange-traded funds versus actively managed investments. In addition, a weaker near-term outlook for performance fees and industry-wide demand for actively managed equities pressured shares.

2. Not part of the index.
See www.franklintempletondatasources.com for additional data provider information.

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In the IT sector, our positions in Apple and Microsoft detracted from the Fund’s relative performance. Our underweighting in Apple hurt results relative to the index as shares of the smartphone and media device designer and manufacturer rose during the reporting period as investors anticipated improving iPhone sales with the launch of the iPhone 7 in September. Our underweighting in Microsoft also detracted from relative performance, as its shares appreciated over the reporting period. Shares of the software and IT services company rose as investors gained greater confidence in the company’s ability to be relevant in cloud computing with its key productivity and server software franchises. Specifically, the company rapidly moved its productivity suite to Office 365 and found new growth opportunities for its server franchise with its Azure platform. In addition, the company executed well on various cost-containment and capital-return initiatives, with stepped-up share repurchases and a solid dividend.

Thank you for your continued participation in Franklin Growth Opportunities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of October 31, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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Performance Summary as of October 31, 2016

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Performance as of 10/31/161

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative	Average Annual	Average Annual
Share Class	Total Return[2]	Total Return[3]	Total Return (9/30/16)[4]
A
6-Month	+3.39%	-2.54%
1-Year	-3.62%	-9.16%	-0.14%
5-Year	+66.81%	+9.47%	+13.12%
10-Year	+115.34%	+7.34%	+7.90%
Advisor
6-Month	+3.51%	+3.51%
1-Year	-3.40%	-3.40%	+6.21%
5-Year	+69.22%	+11.09%	+14.81%
10-Year	+121.68%	+8.29%	+8.86%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 14 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Total Annual Operating Expenses[5]
Share Class	With Waiver	Without Waiver
A	0.94%	1.03%
Advisor	0.69%	0.78%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Smaller, midsized and relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Historically, these securities have experienced more price volatility than larger company stocks, especially over the short term. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction contractually guaranteed through 8/31/17. The Fund also has a fee waiver associated with any investments it makes in a Franklin
Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through its current fiscal year-end. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN GROWTH OPPORTUNITIES FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

			Actual	Hypothetical
		(actual return after expenses)		(5% annual return before expenses)
			Expenses		Expenses	Net
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value 5/1/16	Value 10/31/16	5/1/16–10/31/16[1,2]	Value 10/31/16	5/1/16–10/31/16[1,2]	Ratio[2]
A	$1,000	$1,033.90	$5.13	$1,020.16	$5.09	1.00%
C	$1,000	$1,029.70	$8.95	$1,016.38	$8.89	1.75%
R	$1,000	$1,032.30	$6.40	$1,018.90	$6.36	1.25%
R6	$1,000	$1,035.80	$2.82	$1,022.43	$2.80	0.55%
Advisor	$1,000	$1,035.10	$3.85	$1,021.42	$3.82	0.75%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above–in the far right column–multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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Semiannual Report 15

Franklin Small Cap Growth Fund

We are pleased to bring you Franklin Small Cap Growth Fund’s semiannual report for the period ended October 31, 2016. At the market close on February 12, 2015, the Fund closed to new investors with limited exceptions. Existing shareholders may add to their accounts. We believe this closure can help us effectively manage our current level of assets.

Your Fund’s Goal and Main Investments

The Fund seeks long-term capital growth by normally investing at least 80% of its net assets in equity securities of small cap companies, which for this Fund are those with market capitalizations not exceeding $1.5 billion or that of the highest market capitalization in the Russell 2000® Index, whichever is greater, at the time of purchase.1

Performance Overview

The Fund’s Class A shares delivered a +6.54% cumulative total return for the six months under review. In comparison, the Russell 2000® Growth Index, which measures performance of small cap companies with higher price-to-book ratios and higher forecasted growth values, generated a +4.71% total return.2 The Standard & Poor’s 500 Index, which tracks the broad U.S. stock market, produced a +4.06% total return.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 19.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

We use fundamental, bottom-up research to seek companies meeting our criteria of growth potential, quality and valuation. In seeking sustainable growth characteristics, we look for companies we believe can produce sustainable earnings and cash flow growth, evaluating the long-term market opportunity and competitive structure of an industry to target leaders and emerging leaders. We define quality companies as those with strong and improving competitive positions in attractive markets. We also believe important attributes of quality are experienced and talented management teams as well as financial strength reflected in the capital structure, gross and operating margins, free cash flow generation and returns on capital employed. Our valuation analysis includes a range of potential outcomes based on an assessment of multiple scenarios. In assessing value, we consider whether security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.

Manager’s Discussion

During the six months under review, major contributors to the Fund’s performance relative to the Russell 2000® Growth Index included stock selection and an overweighting in the information technology (IT) sector. Stock selection in the consumer discretionary and industrials sectors helped performance to a lesser extent.

1. The Russell 2000 Index is market capitalization weighted and measures performance of the 2,000 smallest companies in the Russell 3000 Index, which represent a small amount of the total market capitalization of the Russell 3000 Index.
2. Source: Morningstar.
The indexes are unmanaged and include reinvested dividends. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 48.

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Top 10 Holdings
10/31/16
Company	% of Total
Sector/Industry	Net Assets
2U Inc.	3.2%
Information Technology
Paylocity Holding Corp.	1.8%
Information Technology
TreeHouse Foods Inc.	1.7%
Consumer Staples
Grand Canyon Education Inc.	1.7%
Consumer Discretionary
The Spectranetics Corp.	1.6%
Health Care
Callidus Software Inc.	1.6%
Information Technology
Zendesk Inc.	1.6%
Information Technology
Nevro Corp.	1.6%
Health Care
Astronics Corp.	1.6%
Industrials
US Ecology Inc.	1.5%
Industrials

Within IT, software technology company Demandware’s shares3 rose as the company was acquired by Salesforce.com in July at a significant premium. Intersil, a high-performance analog semiconductor company with expertise in power and voltage management, also helped the Fund’s results.3,4 Since installing a new management team in 2013, the company has streamlined its product focus, which led to strong growth and profitability. In September, Renesas Electronics announced its intention to acquire Intersil. Given Intersil’s solid execution and the subsequent acquisition bid from Renesas, its shares advanced significantly during the reporting period. Shares of cloud-based software-as-a-service provider 2U benefited from quarterly results that continued to exceed market expectations, a strengthening pipeline of new university partners, an increase in programs to be launched through 2018, and the addition of a senior adviser in August to help the company more deeply explore international expansion.

In consumer discretionary, U.S. specialty bedding retailer Mattress Firm Holding also helped the Fund’s relative performance.3 In August, South African retailer Steinhoff International Holdings announced its intention to purchase Mattress Firm Holding at a significant premium. Cybersecurity firm KEYW Holding, in the industrials sector, contributed to the Fund’s relative performance during the reporting period.4 The company has undergone a quick turnaround with the arrival of Chief Executive Officer Bill Weber in 2015. He sold the company’s money-losing commercial cyber venture, strengthened its business development process and repaired KEYW’s relationship with Wall Street.

Another key contributor was medical devices company HeartWare International.3 In June, Medtronic announced it would acquire HeartWare at a significant premium.

In contrast, key detractors from the Fund’s relative performance included stock selection in the health care and consumer staples sectors.

In health care, our positions in Adeptus Health, Integer Holdings4 and Impax Laboratories hindered results. Shares of emergency room operator Adeptus Health declined amid investor concerns about the company’s earnings. Integer’s stock declined as the company’s sales and profits disappointed due to temporary delays in original equipment manufacturing product approvals for which Integer would supply components. Generic drug pricing pressures in Impax’s base business led to lower earnings, and the company’s inability to get high-value generic drugs approved by the U.S. Food and Drug Administration negatively impacted its ability to overcome such headwinds.

Consumer staples holdings that detracted from the Fund’s relative performance included food retailer Smart & Final Stores. The company’s sales slowed due to increased food deflationary pressures and higher-than-expected sales cannibalization resulting from new stores following an acquisition.

Another key relative detractor was our position in Zoe’s Kitchen. We believe the company, which operates fast-casual Mediterranean restaurants concentrated in the Southeastern U.S., has the potential to become a national concept, with a penetration rate of just 10% against company management’s long-term store target. However, the concept’s differentiated positioning has not been immune to the challenging restaurant industry environment. Deteriorating traffic trends, increasing labor costs and disappointing new-store productivity have weighed on the stock thus far in 2016. We expect trends to

3. Not held at period-end.
4. Not part of the index.
See www.franklintempletondatasources.com for additional data provider information.

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Semiannual Report 17

FRANKLIN SMALL CAP GROWTH FUND

gradually improve; nonetheless, we are cautious on the restaurant industry in the near term.

Thank you for your continued participation in Franklin Small Cap Growth Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of October 31, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Performance Summary as of October 31, 2016

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Performance as of 10/31/161

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative	Average Annual	Average Annual
Share Class	Total Return[2]	Total Return[3]	Total Return (9/30/16)[4]
A
6-Month	+6.54%	+0.40%
1-Year	+3.53%	-2.43%	+8.56%
5-Year	+73.40%	+10.32%	+14.78%
10-Year	+108.72%	+7.00%	+8.28%
Advisor
6-Month	+6.66%	+6.66%
1-Year	+3.83%	+3.83%	+15.54%
5-Year	+75.89%	+11.96%	+16.46%
10-Year	+114.78%	+7.94%	+9.23%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 20 for Performance Summary footnotes.

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Semiannual Report 19

FRANKLIN SMALL CAP GROWTH FUND
PERFORMANCE SUMMARY

Total Annual Operating Expenses[5]
Share Class	With Waiver	Without Waiver
A	1.12%	1.14%
Advisor	0.87%	0.89%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Smaller, midsized and relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Historically, these securities have experienced more price volatility than larger company stocks, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. From time to time, the trading market for a particular security or type of security in which the Fund invests may become less liquid or even illiquid. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through its current fiscal year-end. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

20 Semiannual Report

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FRANKLIN SMALL CAP GROWTH FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

			Actual	Hypothetical
		(actual return after expenses)		(5% annual return before expenses)
			Expenses		Expenses	Net
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value 5/1/16	Value 10/31/16	5/1/16–10/31/16[1,2]	Value 10/31/16	5/1/16–10/31/16[1,2]	Ratio[2]
A	$1,000	$1,065.40	$5.93	$1,019.46	$5.80	1.14%
C	$1,000	$1,061.10	$9.82	$1,015.68	$9.60	1.89%
R	$1,000	$1,063.70	$7.23	$1,018.20	$7.07	1.39%
R6	$1,000	$1,067.90	$3.28	$1,022.03	$3.21	0.63%
Advisor	$1,000	$1,066.60	$4.64	$1,020.72	$4.53	0.89%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above–in the far right column–multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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Semiannual Report 21

Franklin Small-Mid Cap Growth Fund

This semiannual report for Franklin Small-Mid Cap Growth Fund covers the period ended October 31, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks long-term capital growth by normally investing at least 80% of its net assets in equity securities of small-cap and mid-cap companies. The Fund defines small-cap companies as those within the market capitalization range of companies in the Russell 2500™ Index at the time of purchase, and mid-cap companies as those within the market capitalization range of the Russell Midcap® Index at the time of purchase.1

Performance Overview

The Fund’s Class A shares delivered a +3.23% cumulative total return for the six months under review. In comparison, the Russell Midcap® Growth Index, which measures performance of companies in the Russell Midcap® Index with higher price-to-book ratios and higher forecasted growth values, generated a +1.97% total return.2 Also in comparison, the Standard & Poor’s 500 Index, which tracks the broad U.S. stock market, produced a total return of +4.06% total return.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 25.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

We use fundamental, bottom-up research to seek companies meeting our criteria of growth potential, quality and valuation. In seeking sustainable growth characteristics, we look for companies we believe can produce sustainable earnings and cash flow growth, evaluating the long-term market opportunity and competitive structure of an industry to target leaders and emerging leaders. We define quality companies as those with strong and improving competitive positions in attractive markets. We also believe important attributes of quality are experienced and talented management teams as well as financial strength reflected in the capital structure, gross and operating margins, free cash flow generation and returns on capital employed. Our valuation analysis includes a range of potential outcomes based on an assessment of multiple scenarios. In assessing value, we consider whether security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.

Manager’s Discussion

During the six months under review, key contributors to the Fund’s performance relative to the Russell Midcap® Growth Index included stock selection in the information technology (IT), consumer staples and health care sectors.

1. The Russell 2500 Index is market capitalization weighted and measures performance of the 2,500 smallest companies in the Russell 3000 Index, which represent a modest amount of the Russell 3000 Index’s total market capitalization. The Russell Midcap Index is market capitalization weighted and measures performance of the smallest companies in the Russell 1000 Index, which represent a modest amount of the Russell 1000 Index’s total market capitalization.
2. Source: Morningstar.
The indexes are unmanaged and include reinvested dividends. They do not reflect any fees, expense or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 57.

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Top 10 Holdings
10/31/16
Company	% of Total
Sector/Industry	Net Assets
Roper Technologies Inc.	1.9%
Industrials
Willis Towers Watson PLC	1.8%
Financials
Equinix Inc.	1.7%
Real Estate
Edwards Lifesciences Corp.	1.6%
Health Care
Quintiles IMS Holdings Inc.	1.6%
Health Care
The Cooper Cos. Inc.	1.5%
Health Care
IHS Markit Ltd.	1.5%
Industrials
Vantiv Inc.	1.4%
Information Technology
Genesee & Wyoming Inc.	1.4%
Industrials
Palo Alto Networks Inc.	1.4%
Information Technology

In IT, our positions in Intersil,3,4 Cognex and NXP Semiconductors3 helped results. Intersil is a high-performance analog semiconductor company, with expertise in power and voltage management. Since installing a new management team in 2013, the company has streamlined its product focus, which led to strong growth and profitability. In September, Renesas Electronics announced its intention to acquire Intersil. Given Intersil’s solid execution and the subsequent acquisition bid from Renesas, its shares advanced significantly during the reporting period. Machine vision products provider Cognex performed well during the reporting period, due to incremental new business from a large consumer electronics customer, as well as continued strong growth in logistics and automotive end markets. The company has experienced significant positive earnings revisions thus far in 2016, and some multiple expansion, which drove shares higher. Further boosting shares were additional new business outside the large consumer electronics customer base and continued growth in its eRetailer customer base, combined with strong operating leverage amid strong sales growth. Semiconductor stocks, including Netherlands-based NXP Semiconductors’ shares, generally performed well during the reporting period. NXP’s shares were also supported by a rumored, then confirmed, intention by QUALCOMM to acquire the company for a significant premium late in the period.

Consumer staples holdings that contributed to relative results included WhiteWave Foods. The company’s shares surged as Danone announced in July its intention to acquire WhiteWave in an all-cash transaction. We decided to exit our position as the deal was not expected to close until the end of the year, and we did not anticipate a competitive bidding process. In health care, medical devices company Nevro performed well.4 The company’s shares rose in value amid greater-than-expected sales following the U.S. launch of a neuromodulation system.

In contrast, key detractors from the Fund’s relative performance included stock selection in the financials and energy sectors.

In financials, our positions in Affiliated Managers Group and Signature Bank hindered the Fund’s results. Shares of asset management company Affiliated Managers Group declined as asset managers performed poorly given investor concerns about the potential impact of the U.S. Department of Labor’s new Fiduciary Rule, which investors believed could accelerate the growth of exchange-traded funds versus actively managed investments. In addition, a weaker near-term outlook for performance fees and industry-wide demand for actively managed equities pressured shares. Signature Bank’s stock suffered amid elevated losses in its Chicago taxi permit portfolio, as well as investor concerns that commercial real estate loan growth may slow.

In the energy sector, shares of Superior Energy Services fell after the oil services company reported a bigger-than-expected third-quarter loss, due to weak revenues from its Gulf of Mexico and international operations.4 However, the company generated solid land-revenue quarterly growth.

Other key detractors included our positions in Zoe’s Kitchen and Impax Laboratories.4 We believe Zoe’s Kitchen, which operates fast-casual Mediterranean restaurants concentrated in the Southeastern U.S., has the potential to become a national concept, with a penetration rate of just 10% against management’s long-term store target. However, the concept’s differentiated positioning has not been immune to the challenging restaurant industry environment. Deteriorating traffic trends, increasing labor costs and disappointing

3. Not held at period-end.
4. Not part of the index.
See www.franklintempletondatasources.com for additional data provider information.

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Semiannual Report 23

FRANKLIN SMALL-MID CAP GROWTH FUND

new-store productivity have weighed on the stock thus far in 2016. We expect trends to gradually improve; nonetheless, we are cautious on the restaurant industry in the near term. Generic drug pricing pressures in Impax’s base business led to lower earnings, and the company’s inability to get high-value generic drugs approved by the U.S. Food and Drug Administration negatively impacted its ability to overcome such headwinds.

Thank you for your continued participation in Franklin Small-Mid Cap Growth Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of October 31, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

John P. Scandalios has been a portfolio manager of the Fund since September 2016. He is a vice president, research analyst and portfolio manager with Franklin Equity Group. He is the leader of the Technology/Communications Research Team and specializes in research analysis of the semiconductor industry. Prior to joining Franklin Templeton as an analyst in 1996, Mr. Scandalios completed the management training program at Chase Manhattan in New York and was an assistant portfolio manager for Chase Private Bank in Los Angeles.

24 Semiannual Report

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Performance Summary as of October 31, 2016

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Performance as of 10/31/161

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative	Average Annual	Average Annual
Share Class	Total Return[2]	Total Return[3]	Total Return (9/30/16)[4]
A
6-Month	+3.23%	-2.69%
1-Year	-0.90%	-6.60%	+1.33%
5-Year	+60.14%	+8.58%	+12.78%
10-Year	+90.36%	+6.02%	+6.83%
Advisor
6-Month	+3.37%	+3.37%
1-Year	-0.68%	-0.68%	+7.80%
5-Year	+62.11%	+10.14%	+14.41%
10-Year	+95.17%	+6.92%	+7.73%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 26 for Performance Summary footnotes.

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FRANKLIN SMALL-MID CAP GROWTH FUND
PERFORMANCE SUMMARY

Total Annual Operating Expenses[5]
Share Class	With Waiver	Without Waiver
A	0.96%	0.97%
Advisor	0.71%	0.72%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Smaller, midsized and relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Historically, these securities have experienced more price volatility than larger company stocks, especially over the short term. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. From time to time, the trading market for a particular security or type of security in which the Fund invests may become less liquid or even illiquid. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through its current fiscal year-end. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

26 Semiannual Report

franklintempleton.com

FRANKLIN SMALL-MID CAP GROWTH FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

			Actual	Hypothetical
		(actual return after expenses)		(5% annual return before expenses)
			Expenses		Expenses	Net
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value 5/1/16	Value 10/31/16	5/1/16–10/31/16[1,2]	Value 10/31/16	5/1/16–10/31/16[1,2]	Ratio[2]
A	$1,000	$1,032.30	$4.92	$1,020.37	$4.89	0.96%
C	$1,000	$1,028.30	$8.74	$1,016.59	$8.69	1.71%
R	$1,000	$1,031.30	$6.20	$1,019.11	$6.16	1.21%
R6	$1,000	$1,034.90	$2.41	$1,022.84	$2.40	0.47%
Advisor	$1,000	$1,033.70	$3.64	$1,021.63	$3.62	0.71%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above–in the far right column–multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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Semiannual Report 27

FRANKLIN STRATEGIC SERIES

Financial Highlights
Franklin Focused Core Equity Fund
	Six Months Ended
	October 31, 2016		Year Ended April 30,
	(unaudited)	2016	2015	2014	2013	2012
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.12	$15.29	$13.38	$10.63	$9.47	$10.35
Income from investment operations[a]:
Net investment income (loss)[b]	(—)[c]	0.07 [d]	(0.01)	0.03	0.07	0.02
Net realized and unrealized gains (losses)	0.53	(1.83)	2.23	2.92	1.16	(0.31)
Total from investment operations	0.53	(1.76)	2.22	2.95	1.23	(0.29)
Less distributions from:
Net investment income.	—	(0.06)	—	(0.07)	—	(0.11)
Net realized gains	—	(0.35)	(0.31)	(0.13)	(0.07)	(0.48)
Total distributions	—	(0.41)	(0.31)	(0.20)	(0.07)	(0.59)
Net asset value, end of period	$13.65	$13.12	$15.29	$13.38	$10.63	$9.47

Total return[e]	4.04%	(11.70)%	16.84%	28.00%	13.08%	(2.17)%

Ratios to average net assets[f]
Expenses before waiver and payments by
affiliates	1.50%	1.46%	1.54%	1.73%	1.89%	1.81%
Expenses net of waiver and payments by
affiliates	1.25%[g]	1.25%	1.28%	1.22%	1.19%	1.21%
Net investment income (loss)	(0.05)%	0.48%[d]	(0.07)%	0.23%	0.76%	0.25%

Supplemental data
Net assets, end of period (000’s)	$80,186	$100,483	$92,612	$40,372	$19,029	$26,253
Portfolio turnover rate	4.10%	35.56%	25.55%	43.30%	74.50%	51.85%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dNet investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.02%.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

28 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

				FRANKLIN STRATEGIC SERIES
				FINANCIAL HIGHLIGHTS

Franklin Focused Core Equity Fund (continued)
	Six Months Ended
	October 31, 2016		Year Ended April 30,
	(unaudited)	2016	2015	2014	2013	2012
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.58	$14.73	$12.98	$10.36	$9.29	$10.14
Income from investment operations[a]:
Net investment income (loss)[b]	(0.05)	(0.04)[c]	(0.11)	(0.06)	0.01	(0.04)
Net realized and unrealized gains (losses)	0.51	(1.76)	2.17	2.84	1.13	(0.29)
Total from investment operations	0.46	(1.80)	2.06	2.78	1.14	(0.33)
Less distributions from:
Net investment income.	—	—	—	(0.03)	—	(0.04)
Net realized gains	—	(0.35)	(0.31)	(0.13)	(0.07)	(0.48)
Total distributions	—	(0.35)	(0.31)	(0.16)	(0.07)	(0.52)
Net asset value, end of period	$13.04	$12.58	$14.73	$12.98	$10.36	$9.29

Total return[d]	3.66%	(12.31)%	16.12%	26.99%	12.36%	(2.66)%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates	2.25%	2.20%	2.24%	2.43%	2.59%	2.50%
Expenses net of waiver and payments by
affiliates	2.00%[f]	1.99%	1.98%	1.92%	1.89%	1.90%
Net investment income (loss)	(0.80)%	(0.26)%[c]	(0.77)%	(0.47)%	0.06%	(0.44)%

Supplemental data
Net assets, end of period (000’s)	$20,048	$25,119	$18,758	$6,666	$2,502	$3,265
Portfolio turnover rate	4.10%	35.56%	25.55%	43.30%	74.50%	51.85%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cNet investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.72)%.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 29

FRANKLIN STRATEGIC SERIES
FINANCIAL HIGHLIGHTS

Franklin Focused Core Equity Fund (continued)
	Six Months Ended
	October 31, 2016		Year Ended April 30,
	(unaudited)	2016	2015	2014	2013	2012
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.98	$15.15	$13.28	$10.56	$9.43	$10.30
Income from investment operations[a]:
Net investment income (loss)[b]	(0.01)	0.03 [c]	(0.04)	0.01	0.05	0.02
Net realized and unrealized gains (losses)	0.52	(1.81)	2.22	2.90	1.15	(0.32)
Total from investment operations	0.51	(1.78)	2.18	2.91	1.20	(0.30)
Less distributions from:
Net investment income.	—	(0.04)	—	(0.06)	—	(0.09)
Net realized gains	—	(0.35)	(0.31)	(0.13)	(0.07)	(0.48)
Total distributions	—	(0.39)	(0.31)	(0.19)	(0.07)	(0.57)
Net asset value, end of period	$13.49	$12.98	$15.15	$13.28	$10.56	$9.43

Total return[d]	3.93%	(11.91)%	16.66%	27.70%	12.81%	(2.22)%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates	1.69%	1.69%	1.74%	1.93%	2.09%	1.99%
Expenses net of waiver and payments by
affiliates	1.44%[f]	1.48%	1.48%	1.42%	1.39%	1.39%
Net investment income (loss)	(0.24)%	0.25%[c]	(0.27)%	0.03%	0.56%	0.07%

Supplemental data
Net assets, end of period (000’s)	$145	$273	$169	$124	$76	$41
Portfolio turnover rate	4.10%	35.56%	25.55%	43.30%	74.50%	51.85%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cNet investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.21)%.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

30 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN STRATEGIC SERIES
FINANCIAL HIGHLIGHTS

Franklin Focused Core Equity Fund (continued)
	Six Months Ended
	October 31, 2016	Year Ended April 30,
	(unaudited)	2016	2015	2014 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.27	$15.46	$13.49	$10.54
Income from investment operations[b]:
Net investment income[c]	0.03	0.12 [d]	0.05	0.07
Net realized and unrealized gains (losses)	0.54	(1.85)	2.27	3.11
Total from investment operations	0.57	(1.73)	2.32	3.18
Less distributions from:
Net investment income	—	(0.11)	(0.04)	(0.10)
Net realized gains	—	(0.35)	(0.31)	(0.13)
Total distributions	—	(0.46)	(0.35)	(0.23)
Net asset value, end of period	$13.84	$13.27	$15.46	$13.49

Total return[e]	4.30%	(11.32)%	17.45%	30.43%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	1.07%	1.04%	1.09%	2.28%
Expenses net of waiver and payments by affiliates.	0.85%[g]	0.85%	0.83%	0.77%
Net investment income	0.35%	0.88%[d]	0.38%	0.68%

Supplemental data
Net assets, end of period (000’s)	$18,133	$33,640	$25,739	$14
Portfolio turnover rate.	4.10%	35.56%	25.55%	43.30%

aFor the year May 1, 2013 (effective date) to April 30, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dNet investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.42%.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 31

FRANKLIN STRATEGIC SERIES
FINANCIAL HIGHLIGHTS

Franklin Focused Core Equity Fund (continued)
	Six Months Ended
	October 31, 2016		Year Ended April 30,
	(unaudited)	2016	2015	2014	2013	2012
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.25	$15.44	$13.48	$10.70	$9.50	$10.37
Income from investment operations[a]:
Net investment income[b]	0.01	0.10 [c]	0.04	0.07	0.10	0.06
Net realized and unrealized gains (losses)	0.55	(1.85)	2.25	2.93	1.17	(0.32)
Total from investment operations	0.56	(1.75)	2.29	3.00	1.27	(0.26)
Less distributions from:
Net investment income.	—	(0.09)	(0.02)	(0.09)	—	(0.13)
Net realized gains	—	(0.35)	(0.31)	(0.13)	(0.07)	(0.48)
Total distributions	—	(0.44)	(0.33)	(0.22)	(0.07)	(0.61)
Net asset value, end of period	$13.81	$13.25	$15.44	$13.48	$10.70	$9.50

Total return[d]	4.23%	(11.45)%	17.25%	28.27%	13.46%	(1.80)%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates	1.25%	1.20%	1.24%	1.43%	1.59%	1.49%
Expenses net of waiver and payments by
affiliates	1.00%[f]	0.99%	0.98%	0.92%	0.89%	0.89%
Net investment income	0.20%	0.74%[c]	0.23%	0.53%	1.06%	0.57%

Supplemental data
Net assets, end of period (000’s)	$12,267	$10,736	$9,914	$6,990	$4,347	$3,188
Portfolio turnover rate	4.10%	35.56%	25.55%	43.30%	74.50%	51.85%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cNet investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.28%.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

32 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN STRATEGIC SERIES

Statement of Investments, October 31, 2016 (unaudited)
Franklin Focused Core Equity Fund
	Country	Shares	Value

Common Stocks 98.6%
Consumer Discretionary 8.1%
[a] Altice NV, A	Netherlands	287,460	$5,300,912
Twenty-First Century Fox Inc., B	United States	175,860	4,640,945
The Walt Disney Co	United States	7,120	659,953
			10,601,810
Consumer Staples 2.8%
CVS Health Corp	United States	43,400	3,649,940
Energy 10.3%
Anadarko Petroleum Corp	United States	89,280	5,306,803
Pioneer Natural Resources Co	United States	18,150	3,249,213
Schlumberger Ltd	United States	62,540	4,892,504
			13,448,520
Financials 25.1%
BlackRock Inc	United States	11,147	3,803,802
The Charles Schwab Corp	United States	157,110	4,980,387
Citigroup Inc	United States	54,580	2,682,607
The Hartford Financial Services Group Inc	United States	146,620	6,467,408
JPMorgan Chase & Co	United States	55,123	3,817,819
Moody’s Corp	United States	23,560	2,368,251
Synchrony Financial	United States	122,545	3,503,562
Willis Towers Watson PLC	United States	41,600	5,237,440
			32,861,276
Health Care 14.2%
Aetna Inc	United States	37,990	4,078,227
[a] Allergan PLC	United States	35,744	7,468,351
[a] Horizon Pharma PLC	United States	154,000	2,574,880
Medtronic PLC	United States	45,620	3,741,752
[a] Valeant Pharmaceuticals International Inc	United States	37,320	665,789
			18,528,999
Industrials 5.2%
[a] Genesee & Wyoming Inc	United States	66,080	4,489,475
[a] IHS Markit Ltd	United States	62,093	2,284,402
			6,773,877
Information Technology 25.9%
[a] Adobe Systems Inc	United States	25,110	2,699,576
[a] Alphabet Inc., A	United States	4,200	3,401,580
[a] Alphabet Inc., C	United States	4,750	3,726,565
[a] Blackhawk Network Holdings Inc	United States	70,420	2,425,969
Mastercard Inc., A	United States	43,160	4,618,983
Microsoft Corp	United States	134,330	8,049,053
Motorola Solutions Inc	United States	40,570	2,944,571
QUALCOMM Inc	United States	63,700	4,377,464
Sabre Corp	United States	64,520	1,666,552
			33,910,313
Real Estate 7.0%
[a] CBRE Group Inc	United States	149,410	3,848,802
Equinix Inc	United States	14,851	5,305,965
			9,154,767
Total Common Stocks (Cost $117,978,991)			128,929,502

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Semiannual Report 33

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Focused Core Equity Fund (continued)
	Country	Shares	Value
Short Term Investments (Cost $852,031) 0.6%
Money Market Funds 0.6%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	United States	852,031	$852,031
Total Investments (Cost $118,831,022) 99.2%			129,781,533
Other Assets, less Liabilities 0.8%			997,241
Net Assets 100.0%			$130,778,774

aNon-income producing.
bSee Note 3(f) regarding investments in affiliated management investment companies.

34 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN STRATEGIC SERIES

Financial Highlights
Franklin Growth Opportunities Fund
	Six Months Ended
	October 31, 2016		Year Ended April 30,
	(unaudited)	2016	2015	2014	2013	2012
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$30.40	$33.13	$28.48	$24.29	$23.02	$24.28
Income from investment operations[a]:
Net investment income (loss)[b]	(0.08)	(0.19)	(0.19)	(0.19)	(0.12)	(0.16)
Net realized and unrealized gains (losses)	1.11	(1.88)	5.50	5.11	1.95	0.40
Total from investment operations	1.03	(2.07)	5.31	4.92	1.83	0.24
Less distributions from net realized gains.	—	(0.66)	(0.66)	(0.73)	(0.56)	(1.50)
Net asset value, end of period	$31.43	$30.40	$33.13	$28.48	$24.29	$23.02

Total return[c]	3.39%	(6.36)%	18.87%	20.26%	8.29%	1.90%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	1.06%	1.11%	1.18%	1.17%	1.25%	1.28%
Expenses net of waiver and payments by
affiliates	1.00%[e]	1.10%	1.18%[f]	1.17%[e,f]	1.25%	1.28%
Net investment income (loss)	(0.48)%	(0.58)%	(0.59)%	(0.70)%	(0.56)%	(0.71)%

Supplemental data
Net assets, end of period (000’s)	$2,281,539	$548,871	$457,619	$349,343	$213,639	$209,382
Portfolio turnover rate	23.98%	25.56%	40.64%	36.64%	58.76%	63.57%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year, except for non-recurring expenses, if any.
eBenefit of expense reduction rounds to less than 0.01%.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 35

FRANKLIN STRATEGIC SERIES
FINANCIAL HIGHLIGHTS

Franklin Growth Opportunities Fund (continued)
	Six Months Ended
	October 31, 2016		Year Ended April 30,
	(unaudited)	2016	2015	2014	2013	2012
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$26.59	$29.27	$25.41	$21.89	$20.95	$22.40
Income from investment operations[a]:
Net investment income (loss)[b]	(0.17)	(0.37)	(0.36)	(0.35)	(0.26)	(0.29)
Net realized and unrealized gains (losses)	0.96	(1.65)	4.88	4.60	1.76	0.34
Total from investment operations	0.79	(2.02)	4.52	4.25	1.50	0.05
Less distributions from net realized gains.	—	(0.66)	(0.66)	(0.73)	(0.56)	(1.50)
Net asset value, end of period	$27.38	$26.59	$29.27	$25.41	$21.89	$20.95

Total return[c]	2.97%	(7.03)%	18.04%	19.42%	7.47%	1.24%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	1.81%	1.85%	1.88%	1.87%	1.97%	1.99%
Expenses net of waiver and payments by
affiliates	1.75%[e]	1.84%	1.88%[f]	1.87%[e,f]	1.97%	1.99%
Net investment income (loss)	(1.23)%	(1.32)%	(1.29)%	(1.40)%	(1.28)%	(1.42)%

Supplemental data
Net assets, end of period (000’s)	$397,217	$137,882	$110,513	$85,883	$51,719	$50,453
Portfolio turnover rate	23.98%	25.56%	40.64%	36.64%	58.76%	63.57%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year, except for non-recurring expenses, if any.
eBenefit of expense reduction rounds to less than 0.01%.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

36 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

				FRANKLIN STRATEGIC SERIES
				FINANCIAL HIGHLIGHTS

Franklin Growth Opportunities Fund (continued)
	Six Months Ended
	October 31, 2016		Year Ended April 30,
	(unaudited)	2016	2015	2014	2013	2012
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$29.37	$32.10	$27.67	$23.67	$22.49	$23.81
Income from investment operations[a]:
Net investment income (loss)[b]	(0.11)	(0.26)	(0.24)	(0.24)	(0.17)	(0.20)
Net realized and unrealized gains (losses)	1.06	(1.81)	5.33	4.97	1.91	0.38
Total from investment operations	0.95	(2.07)	5.09	4.73	1.74	0.18
Less distributions from net realized gains.	—	(0.66)	(0.66)	(0.73)	(0.56)	(1.50)
Net asset value, end of period	$30.32	$29.37	$32.10	$27.67	$23.67	$22.49

Total return[c]	3.23%	(6.60)%	18.63%	19.99%	8.03%	1.73%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	1.31%	1.35%	1.38%	1.37%	1.47%	1.49%
Expenses net of waiver and payments by
affiliates	1.25%[e]	1.34%	1.38%[f]	1.37%[e,f]	1.47%	1.49%
Net investment income (loss)	(0.73)%	(0.82)%	(0.79)%	(0.90)%	(0.78)%	(0.92)%

Supplemental data
Net assets, end of period (000’s)	$52,268	$39,786	$48,266	$42,953	$34,399	$33,783
Portfolio turnover rate	23.98%	25.56%	40.64%	36.64%	58.76%	63.57%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year, except for non-recurring expenses, if any.
eBenefit of expense reduction rounds to less than 0.01%.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 37

FRANKLIN STRATEGIC SERIES
FINANCIAL HIGHLIGHTS

Franklin Growth Opportunities Fund (continued)
	Six Months Ended
	October 31, 2016	Year Ended April 30,
	(unaudited)	2016	2015	2014 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$32.39	$35.09	$29.98	$24.99
Income from investment operations[b]:
Net investment income (loss)[c]	(—)[d]	(0.05)	(0.03)	(0.07)
Net realized and unrealized gains (losses)	1.16	(1.99)	5.80	5.79
Total from investment operations	1.16	(2.04)	5.77	5.72
Less distributions from net realized gains	—	(0.66)	(0.66)	(0.73)
Net asset value, end of period	$33.55	$32.39	$35.09	$29.98

Total return[e]	3.58%	(5.94)%	19.47%	22.90%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	0.61%	0.67%	0.68%	0.71%
Expenses net of waiver and payments by affiliates.	0.55%[g]	0.66%	0.68%[h]	0.71%[g,h]
Net investment income (loss)	(0.03)%	(0.14)%	(0.09)%	(0.24)%

Supplemental data
Net assets, end of period (000’s)	$388,261	$235,620	$246,911	$180,843
Portfolio turnover rate.	23.98%	25.56%	40.64%	36.64%

aFor the year May 1, 2013 (effective date) to April 30, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.
gBenefit of expense reduction rounds to less than 0.01%.
hBenefit of waiver and payments by affiliates rounds to less than 0.01%.

38 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

				FRANKLIN STRATEGIC SERIES
				FINANCIAL HIGHLIGHTS

Franklin Growth Opportunities Fund (continued)
	Six Months Ended
	October 31, 2016		Year Ended April 30,
	(unaudited)	2016	2015	2014	2013	2012
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$32.20	$34.96	$29.93	$25.43	$23.99	$25.16
Income from investment operations[a]:
Net investment income (loss)[b]	(0.04)	(0.11)	(0.10)	(0.13)	(0.06)	(0.10)
Net realized and unrealized gains (losses)	1.17	(1.99)	5.79	5.36	2.06	0.43
Total from investment operations	1.13	(2.10)	5.69	5.23	2.00	0.33
Less distributions from net realized gains.	—	(0.66)	(0.66)	(0.73)	(0.56)	(1.50)
Net asset value, end of period	$33.33	$32.20	$34.96	$29.93	$25.43	$23.99

Total return[c]	3.51%	(6.11)%	19.23%	20.58%	8.62%	2.20%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	0.81%	0.85%	0.88%	0.87%	0.97%	0.99%
Expenses net of waiver and payments by
affiliates	0.75%[e]	0.84%	0.88%[f]	0.87%[e,f]	0.97%	0.99%
Net investment income (loss)	(0.23)%	(0.32)%	(0.29)%	(0.40)%	(0.28)%	(0.42)%

Supplemental data
Net assets, end of period (000’s)	$472,698	$256,377	$269,887	$224,469	$182,954	$154,708
Portfolio turnover rate	23.98%	25.56%	40.64%	36.64%	58.76%	63.57%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year, except for non-recurring expenses, if any.
eBenefit of expense reduction rounds to less than 0.01%.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 39

FRANKLIN STRATEGIC SERIES

Statement of Investments, October 31, 2016 (unaudited)
Franklin Growth Opportunities Fund
	Country	Shares	Value

Common Stocks 99.3%
Consumer Discretionary 13.9%
Advance Auto Parts Inc	United States	100,000	$14,008,000
[a] Amazon.com Inc	United States	204,313	161,370,494
[a] Charter Communications Inc., A	United States	167,006	41,733,129
Delphi Automotive PLC	United Kingdom	84,409	5,492,494
[a] Global Eagle Entertainment Inc	United States	750,000	6,037,500
Newell Brands Inc	United States	694,891	33,368,666
NIKE Inc., B	United States	1,070,525	53,718,944
[a] The Priceline Group Inc	United States	32,189	47,453,989
Starbucks Corp	United States	1,138,965	60,444,873
[a] TRI Pointe Group Inc	United States	2,180,097	23,610,450
The Walt Disney Co	United States	542,444	50,279,134
			497,517,673
Consumer Staples 6.0%
Constellation Brands Inc., A	United States	564,411	94,324,366
[a] Monster Beverage Corp	United States	493,711	71,262,246
Pinnacle Foods Inc	United States	558,433	28,714,625
[a] Post Holdings Inc	United States	69,522	5,299,662
Reynolds American Inc	United States	291,608	16,061,769
			215,662,668
Energy 1.3%
Anadarko Petroleum Corp	United States	218,719	13,000,657
Cabot Oil & Gas Corp., A	United States	541,758	11,311,907
[a] Diamondback Energy Inc	United States	119,768	10,933,621
Halliburton Co	United States	268,183	12,336,418
			47,582,603
Financials 6.1%
[a] Affiliated Managers Group Inc	United States	191,214	25,366,449
BlackRock Inc	United States	28,068	9,577,924
The Charles Schwab Corp	United States	574,617	18,215,359
Intercontinental Exchange Inc	United States	150,000	40,558,500
MarketAxess Holdings Inc	United States	115,423	17,401,172
Moody’s Corp	United States	341,920	34,369,799
[a] PRA Group Inc	United States	350,000	11,165,000
[a] Signature Bank	United States	315,722	38,063,444
[a] SVB Financial Group.	United States	190,000	23,231,300
			217,948,947
Health Care 14.5%
[a,b] Acerta Pharma BV	Netherlands	35,601,435	1,970,682
[a] Allergan PLC	United States	276,321	57,734,510
[a] Biogen Inc	United States	160,478	44,962,726
[a] Celgene Corp	United States	1,125,064	114,959,040
[a] DexCom Inc	United States	210,000	16,430,400
[a] Edwards Lifesciences Corp	United States	551,778	52,540,301
Eli Lilly & Co	United States	231,174	17,069,888
[a] Envision Healthcare Holdings Inc	United States	764,657	15,124,916
Gilead Sciences Inc	United States	239,056	17,601,693
[a,c] Heron Therapeutics Inc	United States	339,319	5,038,887
[a] Illumina Inc	United States	136,188	18,540,634
[a] Incyte Corp	United States	209,925	18,257,177
McKesson Corp	United States	225,608	28,690,569

40 Semiannual Report

franklintempleton.com

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Growth Opportunities Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Health Care (continued)
Medtronic PLC	United States	443,048	$36,338,797
[a] Nevro Corp	United States	232,249	21,348,328
[a] Regeneron Pharmaceuticals Inc	United States	56,001	19,321,465
[a,c] Revance Therapeutics Inc	United States	250,000	3,337,500
[a] Tesaro Inc	United States	256,863	31,049,600
			520,317,113
Industrials 4.5%
Allegiant Travel Co	United States	47,532	6,554,663
Fortune Brands Home & Security Inc	United States	327,452	17,888,703
General Electric Co	United States	631,183	18,367,425
Honeywell International Inc	United States	200,000	21,936,000
[a] IHS Markit Ltd	United States	1,152,131	42,386,899
Raytheon Co	United States	268,990	36,746,724
Roper Technologies Inc	United States	104,343	18,083,685
			161,964,099
Information Technology 45.5%
[a] Adobe Systems Inc	United States	338,815	36,426,001
[a] Alibaba Group Holding Ltd., ADR	China	175,969	17,894,288
[a] Alphabet Inc., A	United States	46,341	37,531,576
[a] Alphabet Inc., C	United States	165,660	129,966,896
Apple Inc	United States	1,316,732	149,501,751
Broadcom Ltd	Singapore	290,633	49,488,987
[a] BroadSoft Inc	United States	139,852	5,810,851
[a] Cavium Inc	United States	250,000	14,112,500
[a] CoStar Group Inc	United States	149,698	28,011,490
[a] Electronic Arts Inc	United States	433,672	34,051,925
[a] Ellie Mae Inc	United States	150,000	15,883,500
[a] EPAM Systems Inc	United States	300,000	19,311,000
[a] Facebook Inc., A.	United States	1,586,182	207,773,980
[a] Fiserv Inc	United States	128,421	12,646,900
[a] FleetCor Technologies Inc	United States	218,235	38,256,596
[a] MACOM Technology Solutions Holdings Inc	United States	188,896	6,943,817
Mastercard Inc., A	United States	1,335,534	142,928,849
Microsoft Corp	United States	1,637,344	98,109,653
[a] Mobileye NV	Israel	506,302	18,824,308
[a] Nanometrics Inc	United States	500,000	10,445,000
[a,c] Nutanix Inc., A	United States	78,000	1,911,000
NVIDIA Corp	United States	386,790	27,523,976
[a] NXP Semiconductors NV.	Netherlands	1,091,600	109,160,000
[a] Palo Alto Networks Inc	United States	374,170	57,558,571
[a] Paylocity Holding Corp	United States	800,000	34,792,000
[a] Salesforce.com Inc	United States	796,394	59,856,973
[a] ServiceNow Inc	United States	639,646	56,231,280
[a] Splunk Inc	United States	161,505	9,720,986
[a] Tyler Technologies Inc	United States	380,250	60,992,100
[a] ViaSat Inc	United States	110,543	7,810,968
Visa Inc., A	United States	1,332,157	109,916,274
[a] Zendesk Inc	United States	950,000	24,975,500
			1,634,369,496

franklintempleton.com

Semiannual Report 41

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Growth Opportunities Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Materials 2.3%
[a] Axalta Coating Systems Ltd	United States	432,712	$10,869,726
Ecolab Inc	United States	391,302	44,674,949
Martin Marietta Materials Inc	United States	154,153	28,576,883
			84,121,558
Real Estate 3.1%
American Tower Corp	United States	481,991	56,484,525
Equinix Inc	United States	155,869	55,688,877
			112,173,402
Telecommunication Services 2.1%
[a] SBA Communications Corp	United States	492,907	55,836,505
[a] T-Mobile U.S. Inc	United States	391,436	19,466,112
			75,302,617
Total Common Stocks (Cost $2,359,091,029)			3,566,960,176

Preferred Stocks 0.4%
Consumer Discretionary 0.3%
[a,b] Proterra Inc., pfd., 5, 144A	United States	2,052,448	10,336,621
Information Technology 0.1%
[a,b] Tanium Inc., pfd., G.	United States	805,800	2,865,962
Total Preferred Stocks (Cost $14,336,854)			13,202,583
Total Investments before Short Term Investments
(Cost $2,373,427,883)			3,580,162,759

Short Term Investments 1.1%
Money Market Funds (Cost $18,804,299) 0.5%
[a,d] Institutional Fiduciary Trust Money Market Portfolio.	United States	18,804,299	18,804,299
[e] Investments from Cash Collateral Received for Loaned
Securities (Cost $19,959,725) 0.6%
Money Market Funds 0.6%
[a,d] Institutional Fiduciary Trust Money Market Portfolio.	United States	19,959,725	19,959,725
Total Investments (Cost $2,412,191,907) 100.8%			3,618,926,783
Other Assets, less Liabilities (0.8)%			(26,942,768)
Net Assets 100.0%			$3,591,984,015

aNon-income producing.
bSee Note 7 regarding restricted securities.
cA portion or all of the security is on loan at October 31, 2016. See Note 1(c).
dSee Note 3(f) regarding investments in affiliated management investment companies.
eSee Note 1(c) regarding securities on loan.

42 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN STRATEGIC SERIES

Financial Highlights
Franklin Small Cap Growth Fund
	Six Months Ended
	October 31, 2016		Year Ended April 30,
	(unaudited)	2016	2015	2014	2013	2012
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$16.37	$18.83	$18.20	$14.26	$12.84	$13.02
Income from investment operations[a]:
Net investment income (loss)[b]	(0.05)	(0.08)	(0.12)	(0.15)	(0.09)	(0.07)
Net realized and unrealized gains (losses)	1.12	(2.03)	1.57	4.75	1.87	(0.11)
Total from investment operations	1.07	(2.11)	1.45	4.60	1.78	(0.18)
Less distributions from net realized gains.	—	(0.35)	(0.82)	(0.66)	(0.36)	—
Net asset value, end of period	$17.44	$16.37	$18.83	$18.20	$14.26	$12.84

Total return[c]	6.54%	(11.28)%	8.34%	32.40%	14.35%	(1.38)%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	1.16%	1.13%	1.16%	1.20%	1.33%	1.37%
Expenses net of waiver and payments by
affiliates	1.14%[e]	1.11%[e]	1.16%[f]	1.20%[f]	1.33%	1.37%
Net investment income (loss)	(0.60)%	(0.44)%	(0.66)%	(0.85)%	(0.68)%	(0.60)%

Supplemental data
Net assets, end of period (000’s)	$732,318	$792,072	$1,164,218	$851,317	$327,882	$244,570
Portfolio turnover rate	15.45%	43.99%	30.15%	40.35%	41.02%	50.08%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.
fBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 43

FRANKLIN STRATEGIC SERIES
FINANCIAL HIGHLIGHTS

Franklin Small Cap Growth Fund (continued)
	Six Months Ended
	October 31, 2016		Year Ended April 30,
	(unaudited)	2016	2015	2014	2013	2012
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$14.07	$16.36	$16.03	$12.70	$11.57	$11.80
Income from investment operations[a]:
Net investment income (loss)[b]	(0.10)	(0.18)	(0.22)	(0.24)	(0.16)	(0.14)
Net realized and unrealized gains (losses)	0.96	(1.76)	1.37	4.23	1.65	(0.09)
Total from investment operations	0.86	(1.94)	1.15	3.99	1.49	(0.23)
Less distributions from net realized gains.	—	(0.35)	(0.82)	(0.66)	(0.36)	—
Net asset value, end of period	$14.93	$14.07	$16.36	$16.03	$12.70	$11.57

Total return[c]	6.11%	(11.95)%	7.58%	31.57%	13.41%	(1.95)%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	1.91%	1.88%	1.87%	1.90%	2.03%	2.07%
Expenses net of waiver and payments by
affiliates	1.89%[e]	1.86%[e]	1.87%[f]	1.90%[f]	2.03%	2.07%
Net investment income (loss)	(1.35)%	(1.19)%	(1.37)%	(1.55)%	(1.38)%	(1.30)%

Supplemental data
Net assets, end of period (000’s)	$143,908	$157,175	$225,105	$187,271	$77,644	$67,212
Portfolio turnover rate	15.45%	43.99%	30.15%	40.35%	41.02%	50.08%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.
fBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

44 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

				FRANKLIN STRATEGIC SERIES
				FINANCIAL HIGHLIGHTS

Franklin Small Cap Growth Fund (continued)
	Six Months Ended
	October 31, 2016		Year Ended April 30,
	(unaudited)	2016	2015	2014	2013	2012
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$15.70	$18.11	$17.57	$13.81	$12.48	$12.67
Income from investment operations[a]:
Net investment income (loss)[b]	(0.07)	(0.12)	(0.16)	(0.18)	(0.11)	(0.09)
Net realized and unrealized gains (losses)	1.07	(1.94)	1.52	4.60	1.80	(0.10)
Total from investment operations	1.00	(2.06)	1.36	4.42	1.69	(0.19)
Less distributions from net realized gains.	—	(0.35)	(0.82)	(0.66)	(0.36)	—
Net asset value, end of period	$16.70	$15.70	$18.11	$17.57	$13.81	$12.48

Total return[c]	6.37%	(11.46)%	8.12%	32.15%	14.04%	(1.50)%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	1.41%	1.38%	1.37%	1.40%	1.53%	1.57%
Expenses net of waiver and payments by
affiliates	1.39%[e]	1.36%[e]	1.37%[f]	1.40%[f]	1.53%	1.57%
Net investment income (loss)	(0.85)%	(0.69)%	(0.87)%	(1.05)%	(0.88)%	(0.80)%

Supplemental data
Net assets, end of period (000’s)	$75,692	$79,929	$92,455	$51,190	$15,783	$8,489
Portfolio turnover rate	15.45%	43.99%	30.15%	40.35%	41.02%	50.08%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.
fBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 45

FRANKLIN STRATEGIC SERIES
FINANCIAL HIGHLIGHTS

Franklin Small Cap Growth Fund (continued)
	Six Months Ended
	October 31, 2016	Year Ended April 30,
	(unaudited)	2016	2015	2014 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$17.52	$20.02	$19.21	$14.64
Income from investment operations[b]:
Net investment income (loss)[c]	(0.01)	0.01	(0.03)	(0.06)
Net realized and unrealized gains (losses)	1.20	(2.16)	1.66	5.29
Total from investment operations	1.19	(2.15)	1.63	5.23
Less distributions from net realized gains	—	(0.35)	(0.82)	(0.66)
Net asset value, end of period	$18.71	$17.52	$20.02	$19.21

Total return[d]	6.79%	(10.81)%	8.91%	35.80%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	0.65%	0.63%	0.66%	0.72%
Expenses net of waiver and payments by affiliates.	0.63%[f]	0.61%[f]	0.66%[g]	0.72%[g]
Net investment income (loss)	(0.09)%	0.06%	(0.16)%	(0.37)%

Supplemental data
Net assets, end of period (000’s)	$906,333	$846,724	$844,293	$87,777
Portfolio turnover rate.	15.45%	43.99%	30.15%	40.35%

aFor the year May 1, 2013 (effective date) to April 30, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.
gBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

46 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

				FRANKLIN STRATEGIC SERIES
				FINANCIAL HIGHLIGHTS

Franklin Small Cap Growth Fund (continued)
	Six Months Ended
	October 31, 2016		Year Ended April 30,
	(unaudited)	2016	2015	2014	2013	2012
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$17.41	$19.94	$19.17	$14.94	$13.41	$13.55
Income from investment operations[a]:
Net investment income (loss)[b]	(0.03)	(0.04)	(0.07)	(0.11)	(0.05)	(0.04)
Net realized and unrealized gains (losses)	1.19	(2.14)	1.66	5.00	1.94	(0.10)
Total from investment operations	1.16	(2.18)	1.59	4.89	1.89	(0.14)
Less distributions from net realized gains.	—	(0.35)	(0.82)	(0.66)	(0.36)	—
Net asset value, end of period	$18.57	$17.41	$19.94	$19.17	$14.94	$13.41

Total return[c]	6.66%	(11.06)%	8.65%	32.87%	14.56%	(1.03)%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	0.91%	0.88%	0.87%	0.90%	1.03%	1.07%
Expenses net of waiver and payments by
affiliates	0.89%[e]	0.86%[e]	0.87%[f]	0.90%[f]	1.03%	1.07%
Net investment income (loss)	(0.35)%	(0.19)%	(0.37)%	(0.55)%	(0.38)%	(0.30)%

Supplemental data
Net assets, end of period (000’s)	$784,731	$850,975	$1,077,822	$427,406	$91,687	$49,159
Portfolio turnover rate	15.45%	43.99%	30.15%	40.35%	41.02%	50.08%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.
fBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 47

FRANKLIN STRATEGIC SERIES

Statement of Investments, October 31, 2016 (unaudited)

Franklin Small Cap Growth Fund

	Shares	Value

Common Stocks 97.1%
Consumer Discretionary 17.3%
[a] At Home Group Inc	1,059,500	$11,866,400
[a,b] Boot Barn Holdings Inc	1,067,239	13,660,659
[a] Buffalo Wild Wings Inc	204,800	29,829,120
[a,b] Duluth Holdings Inc	369,661	10,036,296
[a] Five Below Inc	513,200	19,286,056
[a] Global Eagle Entertainment Inc	2,049,456	16,498,121
[a] Grand Canyon Education Inc	1,014,700	44,281,508
[a] The Habit Restaurants Inc., A	1,218,700	17,244,605
[a] IMAX Corp	983,600	29,753,900
KB Home	1,716,700	24,960,818
Lithia Motors Inc	258,000	22,131,240
[a,c] M/I Homes Inc	1,385,700	29,806,407
[a,b] Nord Anglia Education Inc. (Hong Kong)	874,936	18,846,122
[a] Shutterfly Inc	461,300	22,603,700
[a,c] Sportsman’s Warehouse Holdings Inc	3,295,000	30,314,000
[a] Tenneco Inc	492,900	27,144,003
[a] Tile Shop Holdings Inc	1,828,400	30,991,380
Wingstop Inc	882,429	23,613,800
Wolverine World Wide Inc	769,200	16,422,420
[a] Zoe’s Kitchen Inc	735,200	16,666,984
		455,957,539
Consumer Staples 2.8%
[a,b] Smart & Final Stores Inc	2,439,100	29,269,200
[a] TreeHouse Foods Inc	517,800	45,297,144
		74,566,344
Energy 2.2%
[a] Callon Petroleum Co	462,782	6,011,538
[a] Matador Resources Co	1,410,939	30,772,580
Superior Energy Services Inc	1,139,600	16,136,736
[a] Synergy Resources Corp	946,100	6,471,324
		59,392,178
Financials 6.0%
Chemical Financial Corp	532,723	22,880,453
Evercore Partners Inc	447,500	24,053,125
Houlihan Lokey Inc	827,300	20,161,301
Kinsale Capital Group Inc	218,600	5,257,330
Pinnacle Financial Partners Inc	505,404	26,078,846
[a] PRA Group Inc	941,500	30,033,850
[a] Western Alliance Bancorp	799,300	29,861,848
		158,326,753
Health Care 19.2%
[a,b] Aclaris Therapeutics Inc	494,516	10,508,465
[a,b] Adeptus Health Inc., A	1,000,600	30,138,072
[a] American Renal Associates Holdings Inc	971,400	17,154,924
[a,c] Aratana Therapeutics Inc	2,697,019	21,845,854
[a] Array BioPharma Inc	1,365,900	7,785,630
[a] AveXis Inc	338,400	16,074,000
[a] Celldex Therapeutics Inc	1,719,100	5,415,165
[a,b] Collegium Pharmaceutical Inc	806,200	12,068,814
[a,b] ConforMIS Inc	911,600	6,955,508

48 Semiannual Report

franklintempleton.com

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small Cap Growth Fund (continued)
	Shares	Value

Common Stocks (continued)
Health Care (continued)
[a,b] Corium International Inc	760,450	$3,612,138
[a] DexCom Inc	296,200	23,174,688
[a] Edge Therapeutics Inc	583,400	6,108,198
[a] Foamix Pharmaceuticals Ltd. (Israel)	457,580	3,637,761
[a] Halozyme Therapeutics Inc	978,600	8,445,318
[a] HealthEquity Inc	632,816	21,028,476
[a,b] Heron Therapeutics Inc	1,127,593	16,744,756
[a] Impax Laboratories Inc	1,272,100	25,569,210
[a] Integer Holdings Corp	990,800	21,847,140
[a] iRhythm Technologies Inc	339,400	8,468,030
[a] Karyopharm Therapeutics Inc	1,373,386	9,943,315
[a] Lion Biotechnologies Inc	1,169,400	7,308,750
[a] Neogen Corp	537,900	28,341,951
[a,b] Neos Therapeutics Inc	479,738	2,830,454
[a] Nevro Corp	459,500	42,237,240
[a] Ophthotech Corp	295,209	10,574,386
[a] PAREXEL International Corp	449,100	26,164,566
[a] Patheon NV	258,500	6,563,315
[a,c] Pfenex Inc	1,175,631	9,416,804
[a,b] Revance Therapeutics Inc	1,148,500	15,332,475
[a] Sage Therapeutics Inc	389,900	16,976,246
[a] The Spectranetics Corp	1,989,000	43,161,300
[a] Tandem Diabetes Care Inc	1,136,600	6,876,430
[a] TherapeuticsMD Inc	2,516,200	14,442,988
		506,752,367
Industrials 18.5%
[a] The Advisory Board Co	942,100	37,495,580
Allegiant Travel Co	240,848	33,212,939
Altra Industrial Motion Corp	884,100	26,080,950
Astronics Corp	1,137,399	42,106,511
[a] Beacon Roofing Supply Inc	706,800	29,713,872
Cubic Corp	240,200	10,256,540
[a] DigitalGlobe Inc	1,515,100	38,029,010
[a] Echo Global Logistics Inc	292,725	6,205,770
[a] Huron Consulting Group Inc	330,800	18,541,340
Interface Inc	1,267,600	20,091,460
Kennametal Inc	732,000	20,722,920
[a,c] The KEYW Holding Corp	2,508,560	26,314,794
[a] Mercury Systems Inc	1,089,500	30,266,310
Mobile Mini Inc	1,041,800	26,409,630
[a] Spirit Airlines Inc	717,200	34,375,396
Steelcase Inc., A	1,482,323	19,789,012
[a] Univar Inc	1,244,732	27,695,287
US Ecology Inc	959,690	40,546,903
		487,854,224
Information Technology 28.3%
[a,c] 2U Inc	2,383,252	83,080,165
[a] Alarm.com Holdings Inc	1,231,924	35,947,542
[a] Bazaarvoice Inc	3,709,350	18,175,815
[a] Blackline Inc	67,300	1,531,075
[a] Bottomline Technologies (de) Inc	1,384,804	31,421,203

franklintempleton.com

Semiannual Report 49

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small Cap Growth Fund (continued)
	Shares	Value

Common Stocks (continued)
Information Technology (continued)
[a] BroadSoft Inc	705,674	$29,320,755
[a] Callidus Software Inc	2,359,200	43,055,400
[a] Cavium Inc	662,400	37,392,480
Cognex Corp	252,800	13,044,480
[a] Envestnet Inc	1,043,522	36,888,502
[a] FARO Technologies Inc	277,400	9,306,770
[a] Guidewire Software Inc	585,900	33,659,955
[a] Hubspot Inc	514,629	26,992,291
[a] Integrated Device Technology Inc	1,863,200	38,586,872
[a] Ixia	1,529,600	18,278,720
[a,c] Lattice Semiconductor Corp	6,178,700	37,504,709
[a] MACOM Technology Solutions Holdings Inc	960,400	35,304,304
[a,c] Nanometrics Inc	1,411,800	29,492,502
[a] Paylocity Holding Corp	1,085,032	47,188,041
[a] Proofpoint Inc	364,600	28,577,348
[a] Pure Storage Inc., A	2,627,900	32,428,286
[a] Q2 Holdings Inc	222,187	6,243,455
[a] Quantenna Communications Inc	268,000	4,014,640
[a] Shoretel Inc	1,261,800	8,390,970
[a] ViaSat Inc	293,383	20,730,443
[a] Zendesk Inc	1,625,914	42,745,279
		749,302,002
Materials 1.9%
H.B. Fuller Co	546,000	22,970,221
[a] Ingevity Corp	676,300	27,998,820
		50,969,041
Real Estate 0.9%
Coresite Realty Corp	315,400	23,257,596
Total Common Stocks (Cost $2,326,658,495)		2,566,378,044

Preferred Stocks 1.2%
Consumer Discretionary 0.8%
[a,d] DraftKings Inc., pfd., D	825,201	3,401,127
[a,d] DraftKings Inc., pfd., D-1	2,029,318	11,242,099
[a,d] Proterra Inc., pfd., 5, 144A	992,804	4,999,999
		19,643,225
Information Technology 0.4%
[a,d] Smule Inc., pfd., G, 144A	1,542,673	11,099,995
Total Preferred Stocks (Cost $36,099,991)		30,743,220

	Principal
	Amount

Convertible Bonds (Cost $6,200,000) 0.3%
Consumer Discretionary 0.3%
[d] DraftKings Inc., cvt., E, 5.00%, 12/23/16	$6,200,000	8,485,319
Total Investments before Short Term Investments (Cost $2,368,958,486)		2,605,606,583

50 Semiannual Report

franklintempleton.com

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small Cap Growth Fund (continued)
	Shares	Value
Short Term Investments 4.6%
Money Market Funds (Cost $53,368,082) 2.0%
[a,e] Institutional Fiduciary Trust Money Market Portfolio	53,368,082	$53,368,082
[f] Investments from Cash Collateral Received for Loaned Securities
(Cost $69,579,325) 2.6%
Money Market Funds 2.6%
[a,e] Institutional Fiduciary Trust Money Market Portfolio	69,579,325	69,579,325
Total Investments (Cost $2,491,905,893) 103.2%		2,728,553,990
Other Assets, less Liabilities (3.2)%		(85,571,800)
Net Assets 100.0%		$2,642,982,190

aNon-income producing.
bA portion or all of the security is on loan at October 31, 2016. See Note 1(c).
cSee Note 8 regarding holdings of 5% voting securities.
dSee Note 7 regarding restricted securities.
eSee Note 3(f) regarding investments in affiliated management investment companies.
fSee Note 1(c) regarding securities on loan.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 51

FRANKLIN STRATEGIC SERIES

Financial Highlights
Franklin Small-Mid Cap Growth Fund
	Six Months Ended
	October 31, 2016		Year Ended April 30,
	(unaudited)	2016	2015	2014	2013	2012
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$31.84	$38.38	$40.42	$38.01	$38.51	$41.47
Income from investment operations[a]:
Net investment income (loss)[b]	(0.07)	(0.03)[c]	(0.14)	(0.20)	(0.10)	(0.14)
Net realized and unrealized gains (losses)	1.10	(3.37)	5.71	8.39	3.08	(1.18)
Total from investment operations	1.03	(3.40)	5.57	8.19	2.98	(1.32)
Less distributions from net realized gains.	—	(3.14)	(7.61)	(5.78)	(3.48)	(1.64)
Net asset value, end of period	$32.87	$31.84	$38.38	$40.42	$38.01	$38.51

Total return[d]	3.23%	(9.02)%	15.78%	21.99%	8.95%	(2.54)%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates	0.97%	0.96%	0.94%	0.97%	0.98%	0.99%
Expenses net of waiver and payments by
affiliates	0.96%[f]	0.95%[f]	0.94%[g]	0.97%[f,g]	0.98%	0.99%
Net investment income (loss)	(0.39)%	(0.08)%[c]	(0.35)%	(0.48)%	(0.27)%	(0.38)%

Supplemental data
Net assets, end of period (000’s)	$2,148,368	$2,231,822	$2,535,853	$2,371,448	$2,355,507	$2,492,205
Portfolio turnover rate	17.17%	38.72%	47.98%	40.82%	43.72%	47.37%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cNet investment income per share includes approximately $0.11 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.38)%.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.
gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

52 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

				FRANKLIN STRATEGIC SERIES
				FINANCIAL HIGHLIGHTS

Franklin Small-Mid Cap Growth Fund (continued)
	Six Months Ended
	October 31, 2016		Year Ended April 30,
	(unaudited)	2016	2015	2014	2013	2012
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$24.40	$30.43	$33.78	$32.80	$33.97	$37.10
Income from investment operations[a]:
Net investment income (loss)[b]	(0.15)	(0.23)[c]	(0.36)	(0.43)	(0.32)	(0.37)
Net realized and unrealized gains (losses)	0.84	(2.66)	4.62	7.19	2.63	(1.12)
Total from investment operations	0.69	(2.89)	4.26	6.76	2.31	(1.49)
Less distributions from net realized gains.	—	(3.14)	(7.61)	(5.78)	(3.48)	(1.64)
Net asset value, end of period	$25.09	$24.40	$30.43	$33.78	$32.80	$33.97

Total return[d]	2.83%	(9.72)%	14.96%	21.04%	8.11%	(3.28)%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates	1.72%	1.71%	1.69%	1.71%	1.73%	1.74%
Expenses net of waiver and payments by
affiliates	1.71%[f]	1.70%[f]	1.69%[g]	1.71%[f,g]	1.73%	1.74%
Net investment income (loss)	(1.14)%	(0.83)%[c]	(1.10)%	(1.23)%	(1.02)%	(1.13)%

Supplemental data
Net assets, end of period (000’s)	$359,786	$377,024	$448,722	$404,923	$348,144	$367,272
Portfolio turnover rate	17.17%	38.72%	47.98%	40.82%	43.72%	47.37%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cNet investment income per share includes approximately $0.11 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (1.13)%.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.
gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 53

FRANKLIN STRATEGIC SERIES
FINANCIAL HIGHLIGHTS

Franklin Small-Mid Cap Growth Fund (continued)
	Six Months Ended
	October 31, 2016		Year Ended April 30,
	(unaudited)	2016	2015	2014	2013	2012
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$29.75	$36.18	$38.61	$36.61	$37.32	$40.35
Income from investment operations[a]:
Net investment income (loss)[b]	(0.10)	(0.11)[c]	(0.23)	(0.29)	(0.18)	(0.23)
Net realized and unrealized gains (losses)	1.03	(3.18)	5.41	8.07	2.95	(1.16)
Total from investment operations	0.93	(3.29)	5.18	7.78	2.77	(1.39)
Less distributions from net realized gains.	—	(3.14)	(7.61)	(5.78)	(3.48)	(1.64)
Net asset value, end of period	$30.68	$29.75	$36.18	$38.61	$36.61	$37.32

Total return[d]	3.13%	(9.24)%	15.52%	21.66%	8.66%	(2.79)%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates	1.22%	1.21%	1.19%	1.21%	1.23%	1.24%
Expenses net of waiver and payments by
affiliates	1.21%[f]	1.20%[f]	1.19%[g]	1.21%[f,g]	1.23%	1.24%
Net investment income (loss)	(0.64)%	(0.33)%[c]	(0.60)%	(0.73)%	(0.52)%	(0.63)%

Supplemental data
Net assets, end of period (000’s)	$80,306	$86,989	$96,593	$85,921	$65,397	$64,743
Portfolio turnover rate	17.17%	38.72%	47.98%	40.82%	43.72%	47.37%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cNet investment income per share includes approximately $0.11 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.63)%.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.
gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

54 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN STRATEGIC SERIES
FINANCIAL HIGHLIGHTS

Franklin Small-Mid Cap Growth Fund (continued)
	Six Months Ended
	October 31, 2016	Year Ended April 30,
	(unaudited)	2016	2015	2014 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$34.43	$41.04	$42.53	$38.96
Income from investment operations[b]:
Net investment income[c]	0.02	0.15 [d]	0.05	0.01
Net realized and unrealized gains (losses)	1.18	(3.62)	6.07	9.34
Total from investment operations	1.20	(3.47)	6.12	9.35
Less distributions from net realized gains	—	(3.14)	(7.61)	(5.78)
Net asset value, end of period	$35.63	$34.43	$14.04	$42.53

Total return[e]	3.49%	(8.54)%	16.32%	24.43%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	0.48%	0.48%	0.48%	0.47%
Expenses net of waiver and payments by affiliates.	0.47%[g]	0.47%[g]	0.48%[h]	0.47%[g,h]
Net investment income	0.10%	0.40%[d]	0.11%	0.01%

Supplemental data
Net assets, end of period (000’s)	$224,539	$242,237	$206,548	$157,153
Portfolio turnover rate.	17.17%	38.72%	47.98%	40.82%

aFor the year May 1, 2013 (effective date) to April 30, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dNet investment income per share includes approximately $0.11 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.10%.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.
hBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 55

FRANKLIN STRATEGIC SERIES
FINANCIAL HIGHLIGHTS

Franklin Small-Mid Cap Growth Fund (continued)
	Six Months Ended
	October 31, 2016		Year Ended April 30,
	(unaudited)	2016	2015	2014	2013	2012
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$34.15	$40.83	$42.44	$39.56	$39.83	$42.73
Income from investment operations[a]:
Net investment income (loss)[b]	(0.03)	0.06 [c]	(0.04)	(0.10)	(0.01)	(0.05)
Net realized and unrealized gains (losses)	1.18	(3.60)	6.04	8.76	3.22	(1.21)
Total from investment operations	1.15	(3.54)	6.00	8.66	3.21	(1.26)
Less distributions from net realized gains.	—	(3.14)	(7.61)	(5.78)	(3.48)	(1.64)
Net asset value, end of period	$35.30	$34.15	$40.83	$42.44	$39.56	$39.83

Total return[d]	3.37%	(8.79)%	16.09%	22.30%	9.21%	(2.29)%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates	0.72%	0.71%	0.69%	0.71%	0.73%	0.74%
Expenses net of waiver and payments by
affiliates	0.71%[f]	0.70%[f]	0.69%[g]	0.71%[f,g]	0.73%	0.74%
Net investment income (loss)	(0.14)%	0.17%[c]	(0.10)%	(0.23)%	(0.02)%	(0.13)%

Supplemental data
Net assets, end of period (000’s)	$535,389	$551,176	$708,617	$650,426	$909,895	$822,827
Portfolio turnover rate	17.17%	38.72%	47.98%	40.82%	43.72%	47.37%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cNet investment income per share includes approximately $0.11 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.13)%.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.
gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

56 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

	FRANKLIN STRATEGIC SERIES

Statement of Investments, October 31, 2016 (unaudited)
Franklin Small-Mid Cap Growth Fund
	Shares	Value

Common Stocks 93.6%
Consumer Discretionary 17.4%
Advance Auto Parts Inc	150,400	$21,068,032
[a] Buffalo Wild Wings Inc	202,900	29,552,385
Delphi Automotive PLC (United Kingdom)	525,200	34,174,764
Dick’s Sporting Goods Inc	692,600	38,543,190
[a] Dollar Tree Inc	506,600	38,273,630
[a] Global Eagle Entertainment Inc	1,737,084	13,983,526
[a] Grand Canyon Education Inc	624,600	27,257,544
Hanesbrands Inc	1,361,700	34,995,690
[a] IMAX Corp	956,200	28,925,050
L Brands Inc	594,800	42,938,612
[a] Liberty Broadband Corp., C	279,300	18,615,345
Marriott International Inc., A	391,800	26,916,660
Newell Brands Inc	742,776	35,668,104
[a] Norwegian Cruise Line Holdings Ltd	880,100	34,209,487
[a] NVR Inc	17,900	27,261,700
[a] O’Reilly Automotive Inc	127,500	33,716,100
Ross Stores Inc	535,900	33,515,186
Tractor Supply Co	431,200	27,006,056
[b] Under Armour Inc., A	468,700	14,576,570
Under Armour Inc., C	325,997	8,430,282
[a,b] Zoe’s Kitchen Inc	567,500	12,865,225
		582,493,138
Consumer Staples 4.5%
Molson Coors Brewing Co., B	158,600	16,464,266
[a] Monster Beverage Corp	241,000	34,785,940
Pinnacle Foods Inc	726,500	37,356,630
[a] Post Holdings Inc	386,100	29,432,403
[a] TreeHouse Foods Inc	376,500	32,936,220
		150,975,459
Energy 2.3%
Cabot Oil & Gas Corp., A	1,189,510	24,836,969
[a] Concho Resources Inc	129,000	16,375,260
Noble Energy Inc	537,600	18,531,072
Superior Energy Services Inc	1,252,200	17,731,152
		77,474,453
Financials 8.9%
[a] Affiliated Managers Group Inc	328,800	43,618,608
Arthur J. Gallagher & Co	801,300	38,646,699
Lazard Ltd., A	866,200	31,581,652
MarketAxess Holdings Inc	144,200	21,739,592
Moody’s Corp	285,000	28,648,200
[a] Signature Bank	370,200	44,631,312
[a] SVB Financial Group	240,000	29,344,800
Willis Towers Watson PLC	472,900	59,538,110
		297,748,973
Health Care 19.2%
[a] Acadia Pharmaceuticals Inc	322,349	7,513,955
[a] Akorn Inc	1,119,600	26,814,420
[a] BioMarin Pharmaceutical Inc	156,066	12,566,434
[a] Celldex Therapeutics Inc	793,900	2,500,785

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Semiannual Report 57

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small-Mid Cap Growth Fund (continued)
	Shares	Value

Common Stocks (continued)
Health Care (continued)
[a] Cerner Corp	582,600	$34,128,708
The Cooper Cos. Inc	295,300	51,984,612
[a] DaVita Inc	459,900	26,959,338
DENTSPLY SIRONA Inc	442,000	25,445,940
[a] DexCom Inc	504,114	39,441,879
[a] Edwards Lifesciences Corp	574,200	54,675,324
[a,b] Heron Therapeutics Inc	492,411	7,312,303
[a] Hologic Inc	1,233,300	44,411,133
[a] Impax Laboratories Inc	615,000	12,361,500
[a] Incyte Corp	230,614	20,056,500
[a] Insulet Corp	359,917	13,360,119
[a] iRhythm Technologies Inc	180,640	4,506,968
[a] Mallinckrodt PLC	606,480	35,940,005
[a] Mednax Inc	128,500	7,870,625
[a] Mettler-Toledo International Inc	104,500	42,226,360
[a] Neurocrine Biosciences Inc	199,842	8,747,084
[a] Nevro Corp	441,400	40,573,488
[a] Patheon NV	229,400	5,824,466
[a] Penumbra Inc	168,647	11,122,270
[a] Pfenex Inc	955,500	7,653,555
[a] Quintiles IMS Holdings Inc	728,400	52,255,416
[a,b] Revance Therapeutics Inc	623,900	8,329,065
[a] Tesaro Inc	180,545	21,824,280
[a,b] TherapeuticsMD Inc	1,000,000	5,740,000
[a] Waters Corp	70,000	9,739,800
		641,886,332
Industrials 13.4%
Acuity Brands Inc	119,700	26,761,329
Allegiant Travel Co	107,109	14,770,331
B/E Aerospace Inc	284,000	16,903,680
[a] DigitalGlobe Inc	941,700	23,636,670
Dun & Bradstreet Corp	310,100	38,715,985
[a] Genesee & Wyoming Inc	680,200	46,212,788
[a] HD Supply Holdings Inc	798,068	26,336,244
Hexcel Corp	756,709	34,422,693
[a] IHS Markit Ltd	1,339,415	49,277,078
J.B. Hunt Transport Services Inc	227,800	18,590,758
Robert Half International Inc	995,800	37,262,836
Roper Technologies Inc	360,530	62,483,454
[a] Sensata Technologies Holding NV	449,700	16,067,781
Stanley Black & Decker Inc	126,100	14,355,224
[a] Verisk Analytics Inc	292,800	23,877,840
		449,674,691
Information Technology 22.0%
[a] 2U Inc	1,036,800	36,142,848
[a,b] Alarm.com Holdings Inc	145,000	4,231,100
[a] Alliance Data Systems Corp	79,600	16,275,812
Analog Devices Inc	291,500	18,685,150
[a] ANSYS Inc	227,100	20,745,585
[a] Atlassian Corp. PLC (Australia)	473,600	12,720,896
[a] Blackline Inc	84,800	1,929,200

58 Semiannual Report

franklintempleton.com

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small-Mid Cap Growth Fund (continued)
	Shares	Value

Common Stocks (continued)
Information Technology (continued)
[a] Bottomline Technologies (de) Inc	790,600	$17,938,714
Cognex Corp	511,800	26,408,880
[a] CoStar Group Inc	242,600	45,395,312
CSRA Inc	1,346,547	33,784,864
[a] Electronic Arts Inc	312,500	24,537,500
Fidelity National Information Services Inc	428,900	31,704,288
[a] FleetCor Technologies Inc	243,800	42,738,140
[a] GoDaddy Inc., A	981,800	35,138,622
[a] Integrated Device Technology Inc	533,400	11,046,714
KLA-Tencor Corp	269,000	20,204,590
Lam Research Corp	296,400	28,709,304
Microchip Technology Inc	354,800	21,483,140
[a,b] Nutanix Inc., A	73,000	1,788,500
[a] NXP Semiconductors NV (Netherlands)	427,893	42,789,300
[a] Palo Alto Networks Inc	296,000	45,533,680
[a] Proofpoint Inc	245,200	19,218,776
[a] Q2 Holdings Inc	150,000	4,215,000
[a] Quantenna Communications Inc	91,300	1,367,674
[a] Red Hat Inc	495,600	38,384,220
[a] ServiceNow Inc	479,600	42,161,636
[a] Vantiv Inc., A	818,700	47,779,332
[a] ViaSat Inc	348,050	24,593,213
[a] Workday Inc., A	224,300	19,442,324
		737,094,314
Materials 3.2%
[a] Axalta Coating Systems Ltd	1,689,603	42,442,827
[a] Ingevity Corp	305,000	12,627,000
International Flavors & Fragrances Inc	85,000	11,116,300
Martin Marietta Materials Inc	223,300	41,395,354
		107,581,481
Real Estate 1.8%
Equinix Inc	164,178	58,657,516
Telecommunication Services 0.9%
[a] SBA Communications Corp	276,200	31,287,936
Total Common Stocks (Cost $2,440,338,916)		3,134,874,293

Preferred Stocks 0.6%
Consumer Discretionary 0.6%
[a,c] DraftKings Inc., pfd., D	660,161	2,720,902
[a,c] DraftKings Inc., pfd., D-1	1,623,455	8,993,683
[a,c] Proterra Inc., pfd., 5, 144A	1,416,913	7,135,914
Total Preferred Stocks (Cost $23,135,917)		18,850,499

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Semiannual Report 59

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small-Mid Cap Growth Fund (continued)
	Principal
	Amount	Value
Convertible Bonds (Cost $5,000,000) 0.2%
Consumer Discretionary 0.2%
[c] DraftKings Inc., cvt., E, 5.00%, 12/23/16	$5,000,000	$6,842,999
Total Investments before Short Term Investments (Cost $2,468,474,833)		3,160,567,791

	Shares
Short Term Investments 6.2%
Money Market Funds (Cost $154,214,625) 4.6%
[a,d] Institutional Fiduciary Trust Money Market Portfolio	154,214,625	154,214,625
[e] Investments from Cash Collateral Received for Loaned Securities
(Cost $53,434,796) 1.6%
Money Market Funds 1.6%
[a,d] Institutional Fiduciary Trust Money Market Portfolio	53,434,796	53,434,796
Total Investments (Cost $2,676,124,254) 100.6%		3,368,217,212
Other Assets, less Liabilities (0.6)%		(19,829,456)
Net Assets 100.0%		$3,348,387,756

aNon-income producing.
bA portion or all of the security is on loan at October 31, 2016. See Note 1(c).
cSee Note 7 regarding restricted securities.
dSee Note 3(f) regarding investments in affiliated management investment companies.
eSee Note 1(c) regarding securities on loan.

60 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

			FRANKLIN STRATEGIC SERIES

Financial Statements

Statements of Assets and Liabilities
October 31, 2016 (unaudited)

	Franklin	Franklin	Franklin	Franklin
	Focused Core	Growth	Small Cap	Small-Mid Cap
	Equity Fund	Opportunities Fund	Growth Fund	Growth Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$117,978,991	$2,373,427,883	$2,137,081,664	$2,468,474,833
Cost - Non-controlled affiliates (Note 3f and 8)	852,031	38,764,024	354,824,229	207,649,421
Total cost of investments	$118,831,022	$2,412,191,907	$2,491,905,893	$2,676,124,254
Value - Unaffiliated issuers	$128,929,502	$3,580,162,759	$2,337,831,348	$3,160,567,791
Value - Non-controlled affiliates (Note 3f and 8)	852,031	38,764,024	390,722,642	207,649,421
Total value of investments*	129,781,533	3,618,926,783	2,728,553,990	3,368,217,212
Receivables:
Investment securities sold **	1,345,785	3,018,135	4,473,368	85,663,990
Capital shares sold.	144,286	2,359,235	1,568,322	2,484,761
Dividends and interest	27,797	661,486	533,383	355,893
Affiliates	41,349	—	—	—
Due from custodian	—	304,800	783,200	—
Other assets	40	1,236	3,240	701
Total assets	131,340,790	3,625,271,675	2,735,915,503	3,456,722,557
Liabilities:
Payables:
Investment securities purchased	—	—	14,666,050	45,766,165
Capital shares redeemed	375,890	9,684,522	4,657,519	5,415,697
Management fees	80,665	1,443,232	1,406,027	1,286,589
Distribution fees	35,248	872,149	317,408	821,223
Transfer agent fees.	39,268	696,552	1,233,741	1,480,353
Payable upon return of securities loaned	—	20,264,525	70,362,525	53,434,796
Accrued expenses and other liabilities	30,945	326,680	290,043	129,978
Total liabilities	562,016	33,287,660	92,933,313	108,334,801
Net assets, at value	$130,778,774	$3,591,984,015	$2,642,982,190	$3,348,387,756
Net assets consist of:
Paid-in capital	$131,603,770	$2,322,080,645	$2,537,526,592	$2,446,353,089
Undistributed net investment income (loss)	(111,399)	(7,351,044)	(8,245,085)	(11,412,238)
Net unrealized appreciation (depreciation)	10,950,735	1,206,640,097	236,648,097	692,092,958
Accumulated net realized gain (loss)	(11,664,332)	70,614,317	(122,947,414)	221,353,947
Net assets, at value	$130,778,774	$3,591,984,015	$2,642,982,190	$3,348,387,756

*Includes securities loaned	$—	$9,238,130	$68,709,390	$43,312,555
**Includes securities loaned.	$—	$—	$—	$3,217,766

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 61

FRANKLIN STRATEGIC SERIES
FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)
October 31, 2016 (unaudited)

	Franklin	Franklin	Franklin	Franklin
	Focused Core	Growth	Small Cap	Small-Mid Cap
	Equity Fund	Opportunities Fund	Growth Fund	Growth Fund
Class A:
Net assets, at value	$80,186,320	$2,281,538,709	$732,317,627	$2,148,367,773
Shares outstanding	5,874,094	72,599,723	41,982,108	65,363,368
Net asset value per share[a]	$13.65	$31.43	$17.44	$32.87
Maximum offering price per share (net asset value
per share ÷ 94.25%)	$14.48	$33.35	$18.50	$34.88
Class C:
Net assets, at value	$20,047,965	$397,217,461	$143,908,419	$359,786,181
Shares outstanding	1,537,224	14,508,412	9,637,799	14,339,566
Net asset value and maximum offering price per
share[a]	$13.04	$27.38	$14.93	$25.09
Class R:
Net assets, at value	$144,944	$52,268,242	$75,691,704	$80,305,626
Shares outstanding	10,743	1,723,760	4,532,237	2,617,762
Net asset value and maximum offering price per
share	$13.49	$30.32	$16.70	$30.68
Class R6:
Net assets, at value	$18,133,045	$388,261,356	$906,333,135	$224,539,336
Shares outstanding	1,309,921	11,571,199	48,439,448	6,301,846
Net asset value and maximum offering price per
share	$13.84	$33.55	$18.71	$35.63
Advisor Class:
Net assets, at value	$12,266,500	$472,698,247	$784,731,305	$535,388,840
Shares outstanding	888,090	14,180,647	42,266,369	15,165,204
Net asset value and maximum offering price per
share	$13.81	$33.33	$18.57	$35.30

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

62 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

		FRANKLIN STRATEGIC SERIES
			FINANCIAL STATEMENTS

Statements of Operations
for the six months ended October 31, 2016 (unaudited)

	Franklin	Franklin	Franklin	Franklin
	Focused Core	Growth	Small Cap	Small-Mid Cap
	Equity Fund	Opportunities Fund	Growth Fund	Growth Fund
Investment income:
Dividends	$896,832	$5,360,261	$4,693,794	$9,547,973
Interest	—	—	142,959	126,027
Income from securities loaned (net of fees and
rebates)	—	138,883	2,539,941	285,414
Total investment income	896,832	5,499,144	7,376,694	9,959,414
Expenses:
Management fees (Note 3a)	713,826	6,179,933	8,505,598	8,101,338
Distribution fees: (Note 3c)
Class A	113,493	1,522,538	981,039	2,814,944
Class C	114,869	1,185,551	775,804	1,907,305
Class R	355	112,996	201,009	215,258
Transfer agent fees: (Note 3e)
Class A	82,138	1,203,028	1,030,177	2,713,020
Class C	20,782	235,692	202,792	459,516
Class R	146	45,285	105,130	104,291
Class R6	45	391	5,400	1,429
Advisor Class	10,267	339,964	1,105,979	678,410
Custodian fees (Note 4)	2,097	5,308	11,627	14,848
Reports to shareholders	12,997	58,908	183,966	170,513
Registration and filing fees	47,475	77,330	183,882	140,854
Professional fees	19,545	23,041	26,176	28,205
Trustees’ fees and expenses	954	6,306	16,466	19,432
Other	4,113	140,384	25,413	30,410
Total expenses.	1,143,102	11,136,655	13,360,458	17,399,773
Expense reductions (Note 4)	(6)	(127)	(258)	(235)
Expenses waived/paid by affiliates (Note 3a, 3f
and 3g)	(183,375)	(648,969)	(271,412)	(282,600)
Net expenses	959,721	10,487,559	13,088,788	17,116,938
Net investment income (loss)	(62,889)	(4,988,415)	(5,712,094)	(7,157,524)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(2,805,421)	81,394,478	81,012,903	194,499,314
Non-controlled affiliates (Note 3f and 8)	—	—	(2,484,638)	—
Foreign currency transactions	(447)	10,644	—	8,645
Net realized gain (loss)	(2,805,868)	81,405,122	78,528,265	194,507,959
Net change in unrealized appreciation (depreciation)
on:
Investments	8,728,217	(96,449,909)	103,150,609	(69,669,832)
Translation of other assets and liabilities
denominated in foreign currencies	224	2,386	—	—
Net change in unrealized appreciation
(depreciation)	8,728,441	(96,447,523)	103,150,609	(69,669,832)
Net realized and unrealized gain (loss)	5,922,573	(15,042,401)	181,678,874	124,838,127
Net increase (decrease) in net assets resulting from
operations	$5,859,684	$(20,030,816)	$175,966,780	$117,680,603

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 63

FRANKLIN STRATEGIC SERIES
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Focused Core		Franklin Growth
	Equity Fund		Opportunities Fund
	Six Months Ended		Six Months Ended
	October 31, 2016	Year Ended	October 31, 2016	Year Ended
	(unaudited)	April 30, 2016	(unaudited)	April 30, 2016
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(62,889)	$865,847	$(4,988,415)	$(6,485,092)
Net realized gain (loss)	(2,805,868)	(6,954,510)	81,405,122	(7,640,390)
Net change in unrealized appreciation
(depreciation)	8,728,441	(20,401,231)	(96,447,523)	(70,395,108)
Net increase (decrease) in net assets
resulting from operations	5,859,684	(26,489,894)	(20,030,816)	(84,520,590)
Distributions to shareholders from:
Net investment income:
Class A	—	(497,875)	—	—
Class R	—	(953)	—	—
Class R6	—	(285,880)	—	—
Advisor Class.	—	(75,820)	—	—
Net realized gains:
Class A	—	(3,097,294)	—	(11,684,036)
Class C	—	(753,648)	—	(3,434,327)
Class R	—	(8,526)	—	(919,987)
Class R6	—	(947,505)	—	(4,559,642)
Advisor Class.	—	(303,800)	—	(5,175,160)
Total distributions to shareholders	—	(5,971,301)	—	(25,773,152)
Capital share transactions: (Note 2)
Class A	(23,950,936)	27,607,644	1,757,995,371	142,478,599
Class C	(5,913,632)	10,981,811	262,510,735	42,387,168
Class R	(134,925)	158,571	11,556,581	(4,630,356)
Class R6	(16,417,147)	14,106,218	148,897,540	7,201,428
Advisor Class.	1,084,628	2,665,730	212,518,547	8,197,076
Total capital share transactions	(45,332,012)	55,519,974	2,393,478,774	195,633,915
Net increase (decrease) in net assets	(39,472,328)	23,058,779	2,373,447,958	85,340,173
Net assets:
Beginning of period	170,251,102	147,192,323	1,218,536,057	1,133,195,884
End of period	$130,778,774	$170,251,102	$3,591,984,015	$1,218,536,057
Undistributed net investment income (loss) included
in net assets:
End of period	$(111,399)	$—	$(7,351,044)	$(2,362,629)
Distributions in excess of net investment income
included in net assets:
End of period	$—	$(48,510)	$—	$—

64 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

			FRANKLIN STRATEGIC SERIES
			FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Small Cap		Franklin Small-Mid Cap
	Growth Fund		Growth Fund
	Six Months Ended		Six Months Ended
	October 31, 2016	Year Ended	October 31, 2016	Year Ended
	(unaudited)	April 30, 2016	(unaudited)	April 30, 2016
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(5,712,094)	$(8,604,877)	$(7,157,524)	$(3,590,643)
Net realized gain (loss)	78,528,265	(195,895,106)	194,507,959	192,892,797
Net change in unrealized appreciation
(depreciation)	103,150,609	(189,905,421)	(69,669,832)	(552,669,162)
Net increase (decrease) in net assets
resulting from operations	175,966,780	(394,405,404)	117,680,603	(363,367,008)
Distributions to shareholders from:
Net realized gains:
Class A	—	(18,855,133)	—	(203,767,135)
Class C	—	(4,317,704)	—	(45,252,717)
Class R	—	(1,825,810)	—	(8,434,665)
Class R6	—	(16,908,538)	—	(20,262,074)
Advisor Class	—	(17,868,315)	—	(49,942,277)
Total distributions to shareholders	—	(59,775,500)	—	(327,658,868)
Capital share transactions: (Note 2)
Class A	(111,284,809)	(221,885,481)	(156,127,724)	128,177,630
Class C	(22,697,318)	(37,262,306)	(28,262,589)	17,363,176
Class R	(9,359,985)	564,740	(9,495,722)	8,280,172
Class R6	4,104,243	124,630,820	(29,443,722)	75,185,512
Advisor Class	(120,622,952)	(88,883,508)	(35,210,356)	(45,066,011)
Total capital share transactions	(259,860,821)	(222,835,735)	(258,540,113)	183,940,479
Net increase (decrease) in net assets.	(83,894,041)	(677,016,639)	(140,859,510)	(507,085,397)
Net assets:
Beginning of period	2,726,876,231	3,403,892,870	3,489,247,266	3,996,332,663
End of period	$2,642,982,190	$2,726,876,231	$3,348,387,756	$3,489,247,266
Undistributed net investment income (loss) included
in net assets:
End of period	$(8,245,085)	$(2,532,991)	$(11,412,238)	$(4,254,714)

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FRANKLIN STRATEGIC SERIES

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Strategic Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of nine separate funds, four of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The financial statements of the remaining funds in the Trust are presented separately. The Funds offer five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees. Franklin Small Cap Growth Fund was closed to new investors with limited exceptions effective at the close of market February 12, 2015.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Lending

Certain or all Funds participate in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc., an affiliate of the Funds and/or uninvested cash as included in due from custodian in the Statements of Assets and Liabilities. The Fund may receive income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the Statements of Operations. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting

Policies (continued)

c. Securities Lending (continued)

right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Funds in the event of default by a third party borrower.

d. Income and Deferred Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of October 31, 2016, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest

At October 31, 2016, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Focused Core		Franklin Growth
	Equity Fund		Opportunities Fund
	Shares	Amount	Shares	Amount
Class A Shares:
Six Months ended October 31, 2016
Shares sold	235,466	$3,155,314	5,163,015	$863,259,686
Shares issued on reorganization (Note 9)	—	—	55,853,813	1,099,923,456
Shares redeemed	(2,022,855)	(27,106,250)	(6,472,691)	(205,187,771)
Net increase (decrease)	(1,787,389)	$(23,950,936)	54,544,137	$1,757,995,371
Year ended April 30, 2016
Shares sold	5,194,472	$76,809,979	8,456,259	$274,758,449
Shares issued in reinvestment of distributions	264,790	3,590,557	351,747	11,284,114
Shares redeemed	(3,853,385)	(52,792,892)	(4,566,206)	(143,563,964)
Net increase (decrease)	1,605,877	$27,607,644	4,241,800	$142,478,599
Class C Shares:
Six Months ended October 31, 2016
Shares sold	84,524	$1,079,777	232,956	$124,591,814
Shares issued on reorganization (Note 9)	—	—	10,841,658	186,242,088
Shares redeemed	(544,112)	(6,993,409)	(1,752,363)	(48,323,167)
Net increase (decrease)	(459,588)	$(5,913,632)	9,322,251	$262,510,735
Year ended April 30, 2016
Shares sold	1,399,717	$19,891,883	2,651,152	$76,378,591
Shares issued in reinvestment of distributions	57,646	751,703	113,685	3,199,097
Shares redeemed	(734,079)	(9,661,775)	(1,354,189)	(37,190,520)
Net increase (decrease)	723,284	$10,981,811	1,410,648	$42,387,168
Class R Shares:
Six Months ended October 31, 2016
Shares sold	837	$10,953	(126,931)	$5,433,232
Shares issued on reorganization (Note 9)	—	—	783,369	14,890,143
Shares redeemed	(11,117)	(145,878)	(287,458)	(8,766,794)
Net increase (decrease)	(10,280)	$(134,925)	368,980	$11,556,581
Year ended April 30, 2016
Shares sold	25,274	$366,702	367,541	$11,531,931
Shares issued in reinvestment of distributions	706	9,480	29,367	910,971
Shares redeemed	(16,124)	(217,611)	(545,651)	(17,073,258)
Net increase (decrease)	9,856	$158,571	(148,743)	$(4,630,356)

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

	Franklin Focused Core		Franklin Growth
	Equity Fund		Opportunities Fund
	Shares	Amount	Shares	Amount
Class R6 Shares:
Six Months ended October 31, 2016
Shares sold	229,459	$3,111,415	633,971	$89,151,746
Shares issued on reorganization (Note 9)	—	—	5,075,827	106,635,112
Shares redeemed	(1,454,457)	(19,528,562)	(1,414,099)	(46,889,318)
Net increase (decrease)	(1,224,998)	$(16,417,147)	4,295,699	$148,897,540
Year ended April 30, 2016
Shares sold	1,219,631	$18,751,979	1,320,454	$42,825,228
Shares issued in reinvestment of distributions	90,028	1,233,386	99,392	3,391,255
Shares redeemed	(439,680)	(5,879,147)	(1,180,480)	(39,015,055)
Net increase (decrease)	869,979	$14,106,218	239,366	$7,201,428
Advisor Class Shares:
Six Months ended October 31, 2016
Shares sold	214,577	$2,970,836	1,578,740	$173,370,343
Shares issued on reorganization (Note 9)	—	—	9,066,575	189,308,776
Shares redeemed	(136,503)	(1,886,208)	(4,426,394)	(150,160,572)
Net increase (decrease)	78,074	$1,084,628	6,218,921	$212,518,547
Year ended April 30, 2016
Shares sold	433,979	$6,439,932	1,484,253	$49,836,416
Shares issued in reinvestment of distributions	20,306	277,987	149,430	5,073,151
Shares redeemed	(286,239)	(4,052,189)	(1,391,763)	(46,712,491)
Net increase (decrease)	168,046	$2,665,730	241,920	$8,197,076

	Franklin Small Cap		Franklin Small-Mid Cap
	Growth Fund		Growth Fund
	Shares	Amount	Shares	Amount
Class A Shares:
Six Months ended October 31, 2016
Shares sold	1,955,370	$33,976,888	4,653,380	$153,774,077
Shares redeemed	(8,348,689)	(145,261,697)	(9,389,913)	(309,901,801)
Net increase (decrease)	(6,393,319)	$(111,284,809)	(4,736,533)	$(156,127,724)
Year ended April 30, 2016
Shares sold	9,355,935	$164,566,603	12,907,569	$443,875,701
Shares issued in reinvestment of distributions	1,032,714	17,618,102	5,680,738	183,487,832
Shares redeemed	(23,836,334)	(404,070,186)	(14,552,480)	(499,185,903)
Net increase (decrease)	(13,447,685)	$(221,885,481)	4,035,827	$128,177,630

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	NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Franklin Small Cap		Franklin Small-Mid Cap
	Growth Fund		Growth Fund
	Shares	Amount	Shares	Amount
Class C Shares:
Six Months ended October 31, 2016
Shares sold	189,910	$2,827,886	513,196	$13,004,535
Shares redeemed	(1,724,115)	(25,525,204)	(1,628,019)	(41,267,124)
Net increase (decrease)	(1,534,205)	$(22,697,318)	(1,114,823)	$(28,262,589)
Year ended April 30, 2016
Shares sold	849,422	$12,859,934	2,150,607	$59,253,003
Shares issued in reinvestment of distributions	266,930	3,923,876	1,699,234	42,175,007
Shares redeemed	(3,707,026)	(54,046,116)	(3,139,510)	(84,064,834)
Net increase (decrease)	(2,590,674)	$(37,262,306)	710,331	$17,363,176
Class R Shares:
Six Months ended October 31, 2016
Shares sold	400,545	$6,662,426	286,464	$8,822,722
Shares redeemed	(960,596)	(16,022,411)	(592,436)	(18,318,444)
Net increase (decrease)	(560,051)	$(9,359,985)	(305,972)	$(9,495,722)
Year ended April 30, 2016
Shares sold	1,467,096	$24,818,077	970,177	$32,177,674
Shares issued in reinvestment of distributions	110,763	1,813,185	271,520	8,205,344
Shares redeemed	(1,590,105)	(26,066,522)	(987,525)	(32,102,846)
Net increase (decrease)	(12,246)	$564,740	254,172	$8,280,172
Class R6 Shares:
Six Months ended October 31, 2016
Shares sold	5,543,030	$105,758,871	2,349,956	$82,422,208
Shares redeemed	(5,438,394)	(101,654,628)	(3,083,985)	(111,865,930)
Net increase (decrease)	104,636	$4,104,243	(734,029)	$(29,443,722)
Year ended April 30, 2016
Shares sold	16,170,895	$309,172,532	3,986,227	$144,238,638
Shares issued in reinvestment of distributions	871,223	15,864,975	486,072	16,949,319
Shares redeemed	(10,882,040)	(200,406,687)	(2,469,832)	(86,002,445)
Net increase (decrease)	6,160,078	$124,630,820	2,002,467	$75,185,512
Advisor Class Shares:
Six Months ended October 31, 2016
Shares sold	3,160,020	$58,580,091	1,585,710	$56,976,859
Shares redeemed	(9,784,530)	(179,203,043)	(2,558,516)	(92,187,215)
Net increase (decrease)	(6,624,510)	$(120,622,952)	(972,806)	$(35,210,356)
Year ended April 30, 2016
Shares sold	13,824,812	$254,897,448	2,777,179	$103,360,464
Shares issued in reinvestment of distributions	890,640	16,138,402	1,300,049	45,007,699
Shares redeemed	(19,867,945)	(359,919,358)	(5,295,143)	(193,434,174)
Net increase (decrease)	(5,152,493)	$(88,883,508)	(1,217,915)	$(45,066,011)

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

Franklin Focused Core Equity Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.950%	Up to and including $500 million
0.850%	Over $500 million, up to and including $1 billion
0.800%	Over $1 billion, up to and including $1.5 billion
0.750%	Over $1.5 billion, up to and including $6.5 billion
0.725%	Over $6.5 billion, up to and including $11.5 billion
0.700%	Over $11.5 billion, up to and including $16.5 billion
0.690%	Over $16.5 billion, up to and including $19 billion
0.680%	Over $19 billion, up to and including $21.5 billion
0.670%	In excess of $21.5 billion

Franklin Growth Opportunities Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.700%	Up to and including $500 million
0.600%	Over $500 million, up to and including $1 billion
0.550%	Over $1 billion, up to and including $1.5 billion
0.500%	Over $1.5 billion, up to and including $6.5 billion
0.475%	Over $6.5 billion, up to and including $11.5 billion
0.450%	Over $11.5 billion, up to and including $16.5 billion
0.440%	Over $16.5 billion, up to and including $19 billion
0.430%	Over $19 billion, up to and including $21.5 billion
0.420%	In excess of $21.5 billion

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Franklin Small Cap Growth Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.750%	Up to and including $500 million
0.650%	Over $500 million, up to and including $1 billion
0.600%	Over $1 billion, up to and including $1.5 billion
0.550%	Over $1.5 billion, up to and including $6.5 billion
0.525%	Over $6.5 billion, up to and including $11.5 billion
0.500%	Over $11.5 billion, up to and including $16.5 billion
0.490%	Over $16.5 billion, up to and including $19 billion
0.480%	Over $19 billion, up to and including $21.5 billion
0.470%	In excess of $21.5 billion

Franklin Small-Mid Cap Growth Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	In excess of $15 billion

Effective August 27, 2016, Advisers has contractually agreed to waive or limit its fees so that the management fees paid by Franklin Growth Opportunities Fund do not exceed an annual rate of 0.46% of the fund’s average daily net assets through August 31, 2017.

For the period ended October 31, 2016, each Fund’s annualized effective investment management fee rate based on average daily net assets was as follows:

Franklin
Franklin	Growth	Franklin	Franklin
Focused Core	Opportunities	Small Cap	Small-Mid Cap
Equity Fund	Fund	Growth Fund	Growth Fund

0.950%	0.586%	0.614%	0.457%

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3.	Transactions with Affiliates (continued)
c.	Distribution Fees (continued)

costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

	Franklin	Franklin	Franklin	Franklin
	Focused Core	Growth	Small Cap	Small-Mid Cap
	Equity Fund	Opportunities Fund	Growth Fund	Growth Fund

Reimbursement Plans:
Class A	0.35%	0.35%	0.35%	0.25%
Compensation Plans:
Class C	1.00%	1.00%	1.00%	1.00%
Class R	0.50%	0.50%	0.50%	0.50%

For Franklin Focused Core Equity Fund, Franklin Growth Opportunities Fund and Franklin Small Cap Growth Fund the Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

	Franklin	Franklin	Franklin	Franklin
	Focused Core	Growth	Small Cap	Small-Mid Cap
	Equity Fund	Opportunities Fund	Growth Fund	Growth Fund

Sales charges retained net of commissions paid to
unaffiliated brokers/dealers	$9,316	$119,326	$19,484	$287,096
CDSC retained	$2,254	$24,252	$3,958	$15,918

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended October 31, 2016, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin	Franklin	Franklin	Franklin
	Focused Core	Growth	Small Cap	Small-Mid Cap
	Equity Fund	Opportunities Fund	Growth Fund	Growth Fund

Transfer agent fees	$55,229	$1,236,565	$907,034	$1,786,486

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

f. Investments in Affiliated Management Investment Companies

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. Prior to May 1, 2013, the waiver was accounted for as a reduction to management fees. During the period ended October 31, 2016, certain or all Funds held investments in affiliated management investment companies as follows:

								% of
								Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period
Franklin Focused Core Equity Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio	–	23,855,232	(23,003,201)	852,031	$852,031	$–	$–	0.0%[a]
Franklin Growth Opportunities Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio	52,116,118	498,944,116	(512,296,210)	38,764,024	$38,764,024	$–	$–	0.2%
Franklin Small Cap Growth Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio	286,863,418	696,607,247	(860,523,258)	122,947,407	$122,947,407	$–	$–	0.7%
Franklin Small-Mid Cap Growth Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio	215,216,548	712,037,299	(719,604,426)	207,649,421	$207,649,421	$–	$–	1.2%

[a]Rounds to less than 0.1%.

g. Waiver and Expense Reimbursements

Advisers and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by Franklin Focused Core Equity Fund so that the expenses (excluding distribution fees, and acquired fund fees and expenses) for Class A, Class C, Class R and Advisor Class of the Fund does not exceed 1.00% and Class R6 does not exceed 0.84% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until August 31, 2017. Total expenses waived or paid are not subject to recapture subsequent to the fund’s fiscal year end.

Additionally, Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees for the Funds, except Franklin Focused Core Equity Fund do not exceed 0.01% until August 31, 2017. There were no Class R6 transfer agent fees waived during the period ended October 31, 2016.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

h. Other Affiliated Transactions

At October 31, 2016, one or more of the funds in Franklin Fund Allocator Series owned a percentage of the following Funds’ outstanding shares:

Franklin
Franklin	Growth	Franklin
Focused Core	Opportunities	Small Cap
Equity Fund	Fund	Growth Fund

13.61%	8.30%	1.97%

4. Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the period ended October 31, 2016, the custodian fees were reduced as noted in the Statements of Operations.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At April 30, 2016, the capital loss carryforwards were as follows:

	Franklin	Franklin
	Growth	Small Cap
	Opportunities Fund	Growth Fund

Capital loss carryforwards:
Short term	$7,179,088	$6,223,946

For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At April 30, 2016, the deferred post-October capital losses and late-year ordinary losses were as follows:

	Franklin	Franklin	Franklin	Franklin
	Focused Core	Growth	Small Cap	Small-Mid Cap
	Equity Fund	Opportunities Fund	Growth Fund	Growth Fund

Realized capital losses	$8,190,676	$—	$190,602,616	$—
Late-year ordinary losses	$48,511	$2,362,625	$2,532,992	$4,254,714

At October 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin	Franklin	Franklin	Franklin
	Focused Core	Growth	Small Cap	Small-Mid Cap
	Equity Fund	Opportunities Fund	Growth Fund	Growth Fund

Cost of investments	$119,498,812	$2,415,803,623	$2,496,555,012	$2,675,237,197

Unrealized appreciation	$18,816,184	$1,254,798,183	$471,872,782	$815,342,208
Unrealized depreciation	(8,533,463)	(51,675,023)	(239,873,804)	(122,362,193)
Net unrealized appreciation (depreciation)	$10,282,721	$1,203,123,160	$231,998,978	$692,980,015

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended October 31, 2016, were as follows:

	Franklin	Franklin	Franklin	Franklin
	Focused Core	Growth	Small Cap	Small-Mid Cap
	Equity Fund	Opportunities Fund	Growth Fund	Growth Fund

Purchases	$6,065,587	$541,011,089	$416,813,916	$581,719,447
Sales	$55,218,791	$713,312,808	$668,291,176	$955,095,540

At October 31, 2016, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:

Equity
Investments[a]
Securities lending transactions[b]:
Franklin Growth Opportunities Fund	$20,264,525
Franklin Small Cap Growth Fund.	$70,362,525
Franklin Small-Mid Cap Growth Fund	$53,434,796

aThe gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.
bThe agreements can be terminated at any time.

7. Restricted Securities

Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At October 31, 2016, certain or all Funds held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

Principal
Amount/		Acquisition
Shares	Issuer	Date	Cost	Value
Franklin Growth Opportunities Fund
35,601,435	Acerta Pharma BV	5/06/15	$2,048,084	$1,970,682
2,052,448	Proterra Inc., pfd., 5, 144A	9/21/16	10,336,621	10,336,621
805,800	Tanium Inc., pfd., G	9/14/15	4,000,233	2,865,962
	Total Restricted Securities (Value is 0.4% of Net Assets)		$16,384,938	$15,173,265
Franklin Small Cap Growth Fund
6,200,000	DraftKings Inc., cvt., E, 5.00%	12/23/15 - 7/20/16	$6,200,000	$8,485,319
825,201	DraftKings Inc., pfd., D	8/07/15	4,444,444	3,401,127
2,029,318	DraftKings Inc., pfd., D-1	8/07/15	15,555,553	11,242,099
992,804	Proterra Inc., pfd., 5, 144A	9/21/16	4,999,999	4,999,999
1,542,673	Smule Inc., pfd., G, 144A	5/31/16	11,099,995	11,099,995
	Total Restricted Securities (Value is 1.5% of Net Assets)		$42,299,991	$39,228,539
Franklin Small-Mid Cap Growth Fund
5,000,000	DraftKings Inc., cvt., E, 5.00%	12/23/15	$5,000,000	$6,842,999
660,161	DraftKings Inc., pfd., D	8/07/15	3,555,556	2,720,902
1,623,455	DraftKings Inc., pfd., D-1	8/07/15	12,444,447	8,993,683
1,416,913	Proterra Inc., pfd., 5, 144A	9/21/16	7,135,914	7,135,914
	Total Restricted Securities (Value is 0.8% of Net Assets)		$28,135,917	$25,693,498

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

8. Holdings of 5% Voting Securities of Portfolio Companies

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended October 31, 2016, certain or all Funds held investments in “affiliated companies” as follows:

	Number of			Number of
	Shares Held			Shares	Value at		Realized
	at Beginning	Gross	Gross	Held at End	End of	Investment	Capital
Name of Issuer	of Period	Additions	Reductions	of Period	Period	Income	Gain (Loss)

Franklin Small Cap Growth Fund
Non-Controlled Affiliates
2U Inc	2,955,523	—	(572,271)	2,383,252	$83,080,165	$—	$3,635,085
Aratana Therapeutics Inc	2,697,019	—	—	2,697,019	21,845,854	—	—
The KEYW Holding Corp	3,851,460	—	(1,342,900)	2,508,560	26,314,794	—	(3,467,313)
Lattice Semiconductor Corp	6,466,700	—	(288,000)	6,178,700	37,504,709	—	(119,213)
M/I Homes Inc	1,385,700	—	—	1,385,700	29,806,407	—	—
Nanometrics Inc	1,610,800	—	(199,000)	1,411,800	29,492,502	—	884,300
Pfenex Inc	1,175,631	—	—	1,175,631	9,416,804	—	—
The Spectranetics Corp	2,276,600	—	(287,600)	1,989,000	—[a]	—	(3,134,514)
Sportsman’s Warehouse
Holdings Inc	2,972,800	322,200	—	3,295,000	30,314,000	—	—
US Ecology Inc	1,119,090	—	(159,400)	959,690	—[a]	—	(282,983)
Total Affiliated Securities (Value is 10.1% of Net Assets)					$267,775,235	$—	$(2,484,638)

aAs of October 31, 2016, no longer an affiliate.

9. Reorganization

On August 26, 2016, Franklin Growth Opportunities Fund (Surviving Fund), pursuant to a plan of reorganization approved on August 5, 2016 by shareholders of Franklin Flex Cap Growth Fund (Acquired Fund), acquired 100% of the Acquired Fund’s net assets, primarily made up of investment securities, which included $1,013,454,475 of unrealized appreciation, through a tax-free exchange of 81,621,242 shares of the Surviving Fund (valued at $1,596,999,575). Immediately after the completion of the reorganization, the combined net assets of the Surviving Fund were $3,936,549,167.

The primary purpose for the reorganization was to combine the Acquired Fund with a fund that has identical investment goals and generally similar principal investment strategies and principal investment risk, better historical investment performance, both on a total return basis and a risk-adjusted basis, and more favorable sales prospects. The estimated cost of the reorganization was $797,000 of which the Surviving Fund and the Acquired Fund each paid 25% and Advisers paid 50%. The allocated portion of the Surviving Fund’s reorganization expenses are included with other expenses in the Statement of Operations.

Assuming the reorganization had been completed on May 1, 2016, the Surviving Fund’s pro forma results of operations, would have been as follows:

Net Increase
		Net Realized and	(Decrease) in Net
		Unrealized Gain	Assets from
Period	Net Investment Income (Loss)	(Loss)	Operations

For the period May 1, 2016 through October 31, 2016	$(4,577,195)	$218,802,627	$214,225,432

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Subsequent to the reorganization, the Suriviving Fund has been managed as a single entity. Accordingly, it is impracticable to identify the amounts of investment income and net investment income attributable to the Acquired Fund’s assets after the completion of the reorganization.

10. Credit Facility

Certain or all Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 10, 2017. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the period ended October 31, 2016, the Funds did not use the Global Credit Facility.

11. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of October 31, 2016, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Focused Core Equity Fund
Assets:
Investments in Securities:
Equity Investments[a]	$128,929,502	$—	$—	$128,929,502
Short Term Investments	852,031	—	—	852,031
Total Investments in Securities	$129,781,533	$—	$—	$129,781,533

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

11. Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total
Franklin Growth Opportunities Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Consumer Discretionary	$497,517,673	$—	$10,336,621	$507,854,294
Health Care	518,346,431	—	1,970,682	520,317,113
Information Technology	1,634,369,496	—	2,865,962	1,637,235,458
All Other Equity Investments[a]	914,755,894	—	—	914,755,894
Short Term Investments	38,764,024	—	—	38,764,024
Total Investments in Securities	$3,603,753,518	$—	$15,173,265	$3,618,926,783

Receivables:
Investment Securities Sold	$—	$—	$3,018,135	$3,018,135

Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Consumer Discretionary	$455,957,539	$—	$19,643,225	$475,600,764
Information Technology	749,302,002	—	11,099,995	760,401,997
All Other Equity Investments[a]	1,361,118,503	—	—	1,361,118,503
Convertible Bonds	—	—	8,485,319	8,485,319
Short Term Investments	122,947,407	—	—	122,947,407
Total Investments in Securities	$2,689,325,451	$—	$39,228,539	$2,728,553,990

Franklin Small-Mid Cap Growth Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Consumer Discretionary	$582,493,138	$—	$18,850,499	$601,343,637
All Other Equity Investments[a]	2,552,381,155	—	—	2,552,381,155
Convertible Bonds	—	—	6,842,999	6,842,999
Short Term Investments	207,649,421	—	—	207,649,421
Total Investments in Securities	$3,342,523,714	$—	$25,693,498	$3,368,217,212

[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes common and preferred stocks.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period. At October 31, 2016, the reconciliation of assets is as follows:

									Net Change in
	Balance at			Transfers			Net Unrealized	Balance at	Unrealized Appreciation
	Beginning of			Into (Out of)	Cost Basis	Net Realized	Appreciation	End of	(Depreciation) on Assets
	Period	Purchases	Sales	Level 3	Adjustments	Gain (Loss)	(Depreciation)	Period	Held at Period End
Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Consumer Discretionary	$10,761,537	$4,999,999	$–	$–	$–	$–	$3,881,689	$19,643,225	$3,881,689
Information Technology	–	11,099,995	–	–	–	–	–	11,099,995	–
Convertible Bonds	9,726,750	1,200,000	–	–	–	–	(2,441,431)	8,485,319	(2,441,431)
Total Investments in Securities	$20,488,287	$17,299,994	$–	$–	$–	$–	$1,440,258	$39,228,539	$1,440,258
[a]Includes common and preferred stocks as well as other equity investments.

Significant unobservable valuation inputs developed by the VC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of October 31, 2016, are as follows:

					Impact to Fair
	Fair Value at				Value if Input
Description	End of Period	Valuation Technique	Unobservable Input	Amount	Increases[a]
Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Consumer Discretionary	$23,128,545	Discounted Cash	Free Cash Flow	$4,940 (mil)	Increase[c]
		Flow Model	Discount Rate	26.9%	Decrease[c]
		Market Comparables	Discount for lack of marketability	15.4%	Decrease[c]
All Other Investments[d]	16,099,994
Total	$39,228,539

aRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
bIncludes preferred stocks and convertible bonds.
cRepresents a significant impact to fair value but not net assets.
dIncludes fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs. May also include financial instruments with values derived using prior transaction prices or third party pricing information without adjustment for which such inputs are also unobservable.

12. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations
Selected Portfolio
ADR American Depositary Receipt

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Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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FRANKLIN TEMPLETON INVESTMENTS

Semiannual Report and Shareholder Letter
October 31, 2016

Franklin Strategic Series

Franklin Biotechnology Discovery Fund
Franklin Natural Resources Fund

Sign up for electronic delivery at franklintempleton.com/edelivery

Contents

Semiannual Report
Economic and Market Overview	3
Franklin Biotechnology Discovery Fund	4
Franklin Natural Resources Fund	9
Financial Highlights and Statements of Investments	16
Financial Statements	31
Notes to Financial Statements	35
Shareholder Information	47

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

2 Semiannual Report

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Semiannual Report

Economic and Market Overview

The U.S. economy expanded during the six months under review. The economy grew at a faster pace in 2016’s third quarter than in the second quarter, mainly due to personal consumption expenditures, exports, private inventory investment, federal government spending and nonresidential fixed investment. Manufacturing conditions remained volatile but generally expanded, and the services sector continued to grow. The unemployment rate decreased slightly from 5.0% in April to 4.9% at period-end.1 Monthly retail sales were volatile but grew during most of the review period. Inflation, as measured by the Consumer Price Index, remained relatively subdued for most of the period, but rose slightly toward period-end.

The U.S. Federal Reserve (Fed) kept its target interest rate at 0.25–0.50% at its September meeting. The Fed noted that although the case for raising rates has strengthened, it will wait for further evidence of continued progress toward its objectives.

U.S. equity markets rose during the review period, benefiting from mostly upbeat economic data and better corporate earnings in the U.S., signs of improvement in the Chinese and European economies, and ongoing expansionary monetary policies from key central banks. A rally in crude oil prices and the Fed’s decision to keep interest rates unchanged at its September meeting further boosted investor confidence. However, the U.K.’s historic vote to leave the European Union (also known as “Brexit”) and global growth concerns weighed on market sentiment. The broad U.S. stock market ended the six-month period higher, as measured by the Standard & Poor’s 500 Index.

The foregoing information reflects our analysis and opinions as of October 31, 2016. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Bureau of Labor Statistics.

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Franklin Biotechnology Discovery Fund

This semiannual report for Franklin Biotechnology Discovery Fund covers the period ended October 31, 2016. Effective July 8, 2014, with limited exceptions, the Fund closed to new investors. Effective May 16, 2016, the Fund reopened to new investors.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation by investing at least 80% of its net assets in securities of biotechnology companies and discovery research firms located in the U.S. and other countries.

Performance Overview

The Fund’s Class A shares delivered a +0.34% cumulative total return for the six months under review. In comparison, the NASDAQ Biotechnology Index®, which tracks U.S. and international-based biotechnology stocks, had a -4.18% total return.1 Also in comparison, the Standard & Poor’s 500 Index, which is a broad measure of the U.S. stock market, generated a +4.06% total return.1 Finally, domestic and international-based stocks, as measured by the NASDAQ Composite Index®, produced a +9.33% total return.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

We are research driven, fundamental investors, pursuing a growth strategy. As bottom-up investors focusing primarily on individual securities, we choose companies that have identifiable drivers of future earnings growth and that present, in our opinion, the best trade-off between earnings growth, business and financial risk, and valuation. We rely on a team of analysts to help provide in-depth industry expertise and use both qualitative and quantitative analysis to evaluate companies for distinct and sustainable competitive advantages likely to lead to growth in earnings and/or share price. Competitive advantages, such as a particular product niche, proven technology, sound financial position and strong management, are all factors we believe may contribute to strong growth potential.

Manager’s Discussion

During the six months under review, the biotechnology industry experienced significant volatility in response to increased scrutiny over drug pricing leading up to the U.S. presidential election in November. Please keep in mind that volatility is not uncommon in the biotechnology industry, and we seek to take advantage of short-term volatility by initiating positions or adding to existing holdings in companies we believe are undervalued.

Key contributors to the Fund’s absolute performance during the reporting period included Medivation,2 Anacor Pharmaceuticals2 and TESARO. Biopharmaceutical company Medivation was acquired by Pfizer at a significant premium, in a deal announced in August and closed in September, which led to strong appreciation for its shares. Anacor Pharmaceuticals, which focuses on discovering, developing and commercializing novel small-molecule therapeutics derived from its boron chemistry platform, also bolstered results as it was acquired by Pfizer in June at a significant premium. Oncology-focused biopharmaceutical company TESARO announced better-than-expected Phase 3 trial results in June for its PARP

1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
2. Not held at period-end.
See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN BIOTECHNOLOGY DISCOVERY FUND

inhibitor, niraparib, in ovarian cancer. We believe niraparib may have a best-in-class profile and that the trial results demonstrated a broad market potential for the drug.

Top 10 Holdings
10/31/16
Company	% of Total
Sector/Industry	Net Assets
Celgene Corp.	9.8%
Biotechnology
Biogen Inc.	8.1%
Biotechnology
Tesaro Inc.	7.6%
Biotechnology
Gilead Sciences Inc.	7.6%
Biotechnology
Incyte Corp.	4.8%
Biotechnology
Amgen Inc.	4.5%
Biotechnology
Regeneron Pharmaceuticals Inc.	3.2%
Biotechnology
Vertex Pharmaceuticals Inc.	3.0%
Biotechnology
Alexion Pharmaceuticals Inc.	2.8%
Biotechnology
BioMarin Pharmaceutical Inc.	2.7%
Biotechnology

In contrast, key detractors from the Fund’s absolute performance included Gilead Sciences, Heron Therapeutics and ACADIA Pharmaceuticals. Shares of biopharmaceutical company Gilead Sciences declined along with the health care sector. The company was pressured by weakening sales of its hepatitis C drug Harvoni. Gilead was also hampered by a lack of transformative merger-and-acquisition activity during the period. Clinical-stage biotechnology company Heron Therapeutics reported results that missed analysts’ expectations, which pressured its shares. Further hurting shares were delays in the U.S. Food and Drug Administraton’s approval of the company’s chemotherapy-induced nausea and vomiting treatment, Sustol, which was finally approved in August, signifying Heron’s first regulatory approval. ACADIA Pharmaceuticals, a biopharmaceutical company that develops and commercializes small-molecule drugs to address unmet medical needs in central nervous system disorders, launched its first and only commercial product, Parkinson’s disease psychosis drug Nuplazid, in May. However, second-quarter 2016 sales were well below the company’s significant expenses. Further pressuring shares were the company’s additional stock offerings in August, which diluted outstanding shares. The company is in the midst of an effort to transform itself from a clinical-stage enterprise into a commercial one, which has created some investor caution as this can be a challenging transition to execute successfully.

Thank you for your continued participation in Franklin Biotechnology Discovery Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of October 31, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN BIOTECHNOLOGY DISCOVERY FUND

Performance Summary as of October 31, 2016

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Performance as of 10/31/161

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative	Average Annual	Average Annual
Share Class	Total Return[2]	Total Return[3]	Total Return (9/30/16)[4]
A
6-Month	+0.34%	-5.43%
1-Year	-18.42%	-23.11%	-8.78%
5-Year	+150.84%	+18.78%	+23.70%
10-Year	+209.05%	+11.28%	+13.47%
Advisor[5]
6-Month	+0.47%	+0.47%
1-Year	-18.23%	-18.23%	-2.98%
5-Year	+154.28%	+20.52%	+25.51%
10-Year	+215.21%	+12.17%	+14.37%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 7 for Performance Summary footnotes.

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		FRANKLIN BIOTECHNOLOGY DISCOVERY FUND
		PERFORMANCE SUMMARY

Total Annual Operating Expenses[6]
Share Class	With Waiver	Without Waiver
A	0.99%	1.00%
Advisor[5]	0.75%	0.76%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. The Fund is a nondiversified fund that concentrates in a single sector, which involves risks such as patent considerations, product liability, government regulatory requirements, and regulatory approval for new drugs and medical products. Biotechnology companies often are small and/or relatively new. Smaller companies can be particularly sensitive to changes in economic conditions and have less certain growth prospects than larger, more established companies and can be volatile, especially over the short term. The Fund may also invest in foreign companies, which involve special risks, including currency fluctuations and political uncertainty. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through its current fiscal year-end. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Effective 9/1/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 9/1/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect ofClassA’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 9/1/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 9/1/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +222.34% and
+17.75%.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN BIOTECHNOLOGY DISCOVERY FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

			Actual	Hypothetical
		(actual return after expenses)		(5% annual return before expenses)
			Expenses		Expenses	Net
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value 5/1/16	Value 10/31/16	5/1/16–10/31/16[1,2]	Value 10/31/16	5/1/16–10/31/16[1,2]	Ratio[2]
A	$1,000	$1,003.40	$5.20	$1,020.01	$5.24	1.03%
C	$1,000	$999.60	$8.97	$1,016.23	$9.05	1.78%
R6	$1,000	$1,005.50	$3.08	$1,022.13	$3.11	0.61%
Advisor	$1,000	$1,004.70	$3.94	$1,021.27	$3.97	0.78%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above–in the far right column–multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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Franklin Natural Resources Fund

This semiannual report for Franklin Natural Resources Fund covers the period ended October 31, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks high total return (total return consists of capital appreciation and current dividend and interest income) by investing, under normal market conditions, at least 80% of its net assets in equity and debt securities of companies that own, produce, refine, process, transport or market natural resources, as well as those that provide related services.

Performance Overview

The Fund’s Class A shares delivered a +0.12% cumulative total return for the six months under review. In comparison, the Standard & Poor’s (S&P®) North American Natural Resources Sector Index, which tracks companies involved in industries such as mining, energy, timber and forestry services, and the production of pulp and paper, generated a +1.73% total return.1 Also in comparison, the S&P 500 Index, which is a broad measure of the U.S. stock market, generated a +4.06% total return.1 Please note index performance information is provided for reference and we do not attempt to track any index but rather undertake investments on the basis of fundamental research. The Fund’s strategy, which focuses on companies with higher long-term growth potential, differs from the natural resources index’s large weighting in income-oriented companies that typically provide more limited opportunities for growth. This difference may occasionally lead to wide performance discrepancies, especially in periods when investors focus on short-term safety and yield or, conversely, when investors focus more heavily on companies with stronger growth prospects and greater commodity price leverage. You can find the Fund’s long-term performance data in the Performance Summary beginning on page 13.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

We are research driven, fundamental investors, pursuing a growth strategy. As bottom-up investors focusing primarily on individual securities, we choose companies that have identifiable drivers of future earnings growth and that present, in our opinion, the best trade-off between earnings growth, business and financial risk, and valuation. We rely on a team of analysts to help provide in-depth industry expertise and use both qualitative and quantitative analysis to evaluate companies for distinct and sustainable competitive advantages likely to lead to growth in earnings and/or share price. Competitive advantages, such as a particular product niche, proven technology, sound financial position and strong management, are all factors we believe may contribute to strong growth potential.

Sector Overview

Global commodity prices overall posted modest gains during the six months under review. Although energy commodities rose, several commodities, such as gold and copper, declined after reaching a period high in June, amid a stronger U.S. dollar and investor concerns about global economic growth. U.S. economic growth in the third quarter and China’s recent economic indicators added some support to commodity prices late in the period, and select metals rose significantly amid healthy demand and supply curtailments.

1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

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Semiannual Report 9

FRANKLIN NATURAL RESOURCES FUND

After periods of volatility during the summer and early fall, crude oil prices settled slightly above where they began, helped in part by a preliminary agreement reached by members of the Organization of Petroleum Exporting Countries (OPEC) to curtail production, which helped ease concerns about rising oil exports from several members, particularly Libya and Nigeria. Crude oil prices reached a period low in early August as many investors became less optimistic about a swift energy market rebalancing amid wider concerns that an overhang of global crude oil and refined product inventories would continue to pressure markets. However, sentiment improved and oil prices surged beginning in late September after OPEC addressed the issue by agreeing on the need for production cuts and an output cap among its member nations, though a finalized deal remained uncertain and dependent on ratification at OPEC’s regularly scheduled November 30 meeting. The proposed supply reduction would be a positive development as OPEC production was running near a record high in the summer. However, many oil traders and analysts expressed doubts that the deal would come to fruition, with certain members, including Iran, Libya and Nigeria, trying to boost production, while Saudi Arabia and non-OPEC Russia have been pumping oil at record or near-record levels; as a result, oil prices faded toward period-end.

U.S. natural gas prices rose for the six months under review, with gains from the period’s first half supporting prices despite losses in the second half. Natural gas prices initially rallied as the supply surplus (compared to one-year and five-year averages) shrank from peak levels reached in early 2016. In addition to price-driven demand, relatively clean-burning natural gas has increasingly filled the power-generation void left by U.S. coal plant closures, with natural gas deliveries to generators reaching an all-time seasonal high. These factors, combined with curbed drilling activity across much of the country, resulted in smaller-than-anticipated storage injections. Despite some easing of supply, however, natural gas prices declined in the period’s second half amid investor concerns that inventories may remain at seasonally high levels due to warm fall weather in parts of the country and expectations for a mild start to winter.

Gold prices declined for the six-month period, as weakness in the second half erased gains in the first half. Supporting gold prices in the period’s first half were uncertainty tied to the U.K.’s vote to leave the European Union and signs that the U.S. Federal Reserve (Fed) would keep the federal funds target rate low for longer than previously forecast, triggering continued strong inflows to physical gold exchange-traded products (ETPs). However, gold bullion demand through ETPs slowed in the summer as several Fed officials indicated the Fed might move closer to raising rates amid generally stronger U.S. economic data. Silver fared better than gold and posted a slight gain for the period. Copper prices fell for the period amid ample supplies and subdued demand, though prices began a sharp rise in late October, driven partly by improving economic indicators from China and rising inflationary expectations. Iron ore prices followed a similar path, with declines for the period despite a rally in October as many investors grew optimistic about a possible rebound in demand as China’s economy stabilizes. Among other industrial metals, aluminum and zinc prices rose for similar reasons, while coking coal staged a strong rally due to Chinese supply curtailments and healthy demand.

Manager’s Discussion

During the six months under review, key contributors to the Fund’s performance relative to its benchmark, the S&P North American Natural Resources Sector Index, included stock selection and an overweighting in diversified metals and mining, as well as in oil and gas exploration and production (E&P), stock selection in gold, and stock selection and an underweighting in integrated oil and gas.

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FRANKLIN NATURAL RESOURCES FUND

Top 10 Holdings
10/31/16
Company	% of Total
Sector/Industry	Net Assets
Schlumberger Ltd.	5.0%
Energy Equipment & Services
Anadarko Petroleum Corp.	3.7%
Oil, Gas & Consumable Fuels
Royal Dutch Shell PLC	3.7%
Oil, Gas & Consumable Fuels
Noble Energy Inc.	3.5%
Oil, Gas & Consumable Fuels
Occidental Petroleum Corp.	3.5%
Oil, Gas & Consumable Fuels
EOG Resources Inc.	3.2%
Oil, Gas & Consumable Fuels
Halliburton Co.	3.1%
Energy Equipment & Services
BHP Billiton PLC	2.6%
Metals & Mining
Chevron Corp.	2.6%
Oil, Gas & Consumable Fuels
Pioneer Natural Resources Co.	2.6%
Oil, Gas & Consumable Fuels

Diversified metals and mining companies benefited from rising prices for several metals and coal due to tighter supply and demand fundamentals. Many of the Fund’s strong performers in the industry were not included in the benchmark index, notably diversified miners BHP Billiton (Australia), South32 (Australia) and Glencore (Switzerland). An overweighting in coking coal, zinc and copper producer Teck Resources (Canada) also aided Fund performance as its shares continued to rise sharply from lows reached in January 2016.

E&P companies continued to be a focus in the portfolio, and the Fund’s overall E&P holdings outperformed those of the benchmark’s, bolstering relative performance. Oil-focused companies generally rallied strongly over the six-month period amid waning U.S. production, market expectations for potential OPEC production curtailments and as oil prices appeared to be stabilizing in a higher range. An overweighting in Anadarko Petroleum, which performed well, helped relative returns.

Several off-benchmark holdings also delivered strong returns and helped relative performance, notably Aker BP (Norway) and Callon Petroleum.

The Fund’s overall gold holdings declined for the period but performed better than those of the index, driven by strong results from several off-benchmark investments, notably B2Gold (Canada). Lack of exposures to several underper-forming gold companies in the index also supported relative returns.

In the integrated oil and gas industry, the Fund’s relative performance was driven by a significant underweighting in Exxon Mobil, one of the index’s largest components, which declined during the period. Off-benchmark investments in Petroleo Brasileiro (Brazil) and BP (U.K.) also aided relative performance as both companies appeared to make progress in resolving issues that had been weighing on their shares. Namely, political and corporate leadership changes for Petrobras and greater certainty for BP’s liabilities tied to the Macondo accident.

In contrast, key detractors included a significant underweighting in oil and gas storage and transportation, which offset the benefits of favorable stock selection, as well as stock selection and an overweighting in oilfield services.

All of the Fund’s oil and gas storage and transportation holdings delivered double-digit percentage returns. However, the Fund’s lack of exposures to several outperforming index components, as well an underweighting in Spectra Energy, hampered relative performance.

Weakness in oilfield services was predominantly driven by underperformance of offshore-focused companies as many investors continued to favor onshore service providers due to their belief that onshore activity would be the first to recover and such companies would be the first to benefit, which we believe is a reasonable expectation. However, we also feel that valuations of several offshore-focused companies may be presenting a compelling long-term investment opportunity. Key detractors within the industry included Oceaneering International, Superior Energy Services and Dril-Quip.

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Semiannual Report 11

FRANKLIN NATURAL RESOURCES FUND

Thank you for your continued participation in Franklin Natural Resources Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of October 31, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN NATURAL RESOURCES FUND

Performance Summary as of October 31, 2016

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Performance as of 10/31/161

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative	Average Annual	Average Annual
Share Class	Total Return[2]	Total Return[3]	Total Return (9/30/16)[4]
A
6-Month	+0.12%	-5.65%
1-Year	+4.91%	-1.13%	+13.50%
5-Year	-29.69%	-7.90%	-3.62%
10-Year	-2.13%	-0.81%	+0.17%
Advisor
6-Month	+0.22%	+0.22%
1-Year	+5.20%	+5.20%	+20.72%
5-Year	-28.69%	-6.54%	-2.19%
10-Year	+0.73%	+0.07%	+1.06%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 14 for Performance Summary footnotes.

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Semiannual Report 13

FRANKLIN NATURAL RESOURCES FUND
PERFORMANCE SUMMARY

Total Annual Operating Expenses[5]
Share Class	With Waiver	Without Waiver
A	1.14%	1.15%
Advisor	0.87%	0.88%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Investing in a fund concentrating in the natural resources sector involves special risks, including increased susceptibility to adverse economic and regulatory developments affecting the sector. Smaller companies can be particularly sensitive to changes in economic conditions and have less certain growth prospects than larger, more established companies and can be volatile, especially over the short term. The Fund may also invest in foreign companies, which involve special risks, including currency fluctuations and political uncertainty. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through its current fiscal year-end. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN NATURAL RESOURCES FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

			Actual	Hypothetical
		(actual return after expenses)		(5% annual return before expenses)
			Expenses		Expenses	Net
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value 5/1/16	Value 10/31/16	5/1/16–10/31/16[1,2]	Value 10/31/16	5/1/16–10/31/16[1,2]	Ratio[2]
A	$1,000	$1,001.20	$5.40	$1,019.81	$5.45	1.07%
C	$1,000	$997.50	$9.16	$1,016.03	$9.25	1.82%
R6	$1,000	$1,003.40	$2.73	$1,022.48	$2.75	0.54%
Advisor	$1,000	$1,002.20	$4.14	$1,021.07	$4.18	0.82%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above–in the far right column–multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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Semiannual Report 15

FRANKLIN STRATEGIC SERIES

Financial Highlights
Franklin Biotechnology Discovery Fund
	Six Months Ended
	October 31, 2016		Year Ended April 30,
	(unaudited)	2016	2015	2014	2013	2012
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$128.19	$182.30	$129.27	$105.95	$76.22	$77.78
Income from investment operations[a]:
Net investment income (loss)[b]	(0.39)	(0.94)	(1.09)	(1.07)	(0.76)	(0.75)
Net realized and unrealized gains (losses)	0.82	(39.39)	60.79	33.18	30.56	9.02
Total from investment operations	0.43	(40.33)	59.70	32.11	29.80	8.27
Less distributions from:
Net investment income.	—	—	—	—	(0.07)	(0.52)
Net realized gains	—	(13.78)	(6.67)	(8.79)	—	(9.31)
Total distributions	—	(13.78)	(6.67)	(8.79)	(0.07)	(9.83)
Net asset value, end of period	$128.62	$128.19	$182.30	$129.27	$105.95	$76.22

Total return[c]	0.34%	(23.55)%	46.81%	30.60%	39.12%	13.18%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	1.05%	0.99%	1.00%	1.10%	1.20%	1.26%
Expenses net of waiver and payments by
affiliates	1.03%[e]	0.98%[e]	1.00%[e,f]	1.10%[e,f]	1.20%	1.26%
Net investment income (loss)	(0.58)%	(0.56)%	(0.67)%	(0.82)%	(0.88)%	(1.03)%

Supplemental data
Net assets, end of period (000’s)	$1,069,318	$1,074,903	$1,601,906	$1,141,890	$653,718	$434,678
Portfolio turnover rate	19.46%	22.13%	41.43%	48.70%	33.64%	46.54%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

16 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

		FRANKLIN STRATEGIC SERIES
		FINANCIAL HIGHLIGHTS

Franklin Biotechnology Discovery Fund (continued)
	Six Months Ended
	October 31, 2016	Year Ended April 30,
	(unaudited)	2016	2015	2014 [a]
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$125.99	$180.67	$129.11	$159.15
Income from investment operations[b]:
Net investment income (loss)[c]	(0.90)	(2.11)	(2.38)	(0.34)
Net realized and unrealized gains (losses)	0.85	(38.79)	60.61	(29.70)
Total from investment operations	(0.05)	(40.90)	58.23	(30.04)
Less distributions from net realized gains	—	(13.78)	(6.67)	—
Net asset value, end of period	$125.94	$125.99	$180.67	$129.11

Total return[d]	(0.04)%	(24.09)%	45.76%	(18.88)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	1.80%	1.71%	1.75%	1.82%
Expenses net of waiver and payments by affiliates[f]	1.78%	1.70%	1.75%[g]	1.82%[g]
Net investment income (loss)	(1.33)%	(1.28)%	(1.42)%	(1.52)%

Supplemental data
Net assets, end of period (000’s)	$35,688	$17,562	$23,051	$5,486
Portfolio turnover rate.	19.46%	22.13%	41.43%	48.70%

aFor the period March 4, 2014 (effective date) to April 30, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.
gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 17

FRANKLIN STRATEGIC SERIES
FINANCIAL HIGHLIGHTS

Franklin Biotechnology Discovery Fund (continued)
	Six Months Ended
	October 31, 2016	Year Ended April 30,
	(unaudited)	2016	2015	2014 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$131.37	$185.75	$131.09	$104.56
Income from investment operations[b]:
Net investment income (loss)[c]	(0.13)	(0.32)	(0.45)	(0.49)
Net realized and unrealized gains (losses)	0.85	(40.28)	61.78	35.81
Total from investment operations	0.72	(40.60)	61.33	35.32
Less distributions from net realized gains	—	(13.78)	(6.67)	(8.79)
Net asset value, end of period	$132.09	$131.37	$185.75	$131.09

Total return[d]	0.55%	(23.24)%	47.40%	34.10%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	0.63%	0.60%	0.60%	0.63%
Expenses net of waiver and payments by affiliates[f]	0.61%	0.59%	0.60%[g]	0.63%[g]
Net investment income (loss)	(0.16)%	(0.17)%	(0.27)%	(0.35)%

Supplemental data
Net assets, end of period (000’s)	$7,258	$5,568	$76,436	$50,846
Portfolio turnover rate.	19.46%	22.13%	41.43%	48.70%

aFor the period May 1, 2013 (effective date) to April 30, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.
gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

18 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

				FRANKLIN STRATEGIC SERIES
				FINANCIAL HIGHLIGHTS

Franklin Biotechnology Discovery Fund (continued)
	Six Months Ended
	October 31, 2016		Year Ended April 30,
	(unaudited)	2016	2015	2014	2013	2012
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$130.67	$185.12	$130.86	$106.86	$76.65	$78.15
Income from investment operations[a]:
Net investment income (loss)[b]	(0.23)	(0.55)	(0.70)	(0.69)	(0.52)	(0.53)
Net realized and unrealized gains (losses)	0.84	(40.12)	61.63	33.48	30.80	9.05
Total from investment operations	0.61	(40.67)	60.93	32.79	30.28	8.52
Less distributions from:
Net investment income.	—	—	—	—	(0.07)	(0.71)
Net realized gains	—	(13.78)	(6.67)	(8.79)	—	(9.31)
Total distributions	—	(13.78)	(6.67)	(8.79)	(0.07)	(10.02)
Net asset value, end of period	$131.28	$130.67	$185.12	$130.86	$106.86	$76.65

Total return[c]	0.47%	(23.36)%	47.17%	31.02%	39.51%	13.51%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	0.80%	0.75%	0.75%	0.80%	0.91%	0.97%
Expenses net of waiver and payments by
affiliates	0.78%[e]	0.74%[e]	0.75%[e,f]	0.80%[e,f]	0.91%	0.97%
Net investment income (loss)	(0.33)%	(0.32)%	(0.42)%	(0.52)%	(0.59)%	(0.74)%

Supplemental data
Net assets, end of period (000’s)	$104,995	$93,263	$167,035	$91,012	$25,744	$9,330
Portfolio turnover rate	19.46%	22.13%	41.43%	48.70%	33.64%	46.54%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 19

FRANKLIN STRATEGIC SERIES

Statement of Investments, October 31, 2016 (unaudited)
Franklin Biotechnology Discovery Fund
		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests 96.7%
Biotechnology 83.6%
[a] Acadia Pharmaceuticals Inc	United States	1,020,600	$23,790,186
[a] Acceleron Pharma Inc	United States	186,700	5,233,201
[a,b] ADMA Biologics Inc	United States	135,600	756,648
[a] Alder Biopharmaceuticals Inc	United States	94,400	2,289,200
[a] Alexion Pharmaceuticals Inc	United States	261,600	34,138,800
[a] Alnylam Pharmaceuticals Inc	United States	216,117	7,693,765
Amgen Inc	United States	388,100	54,784,196
[a] Amicus Therapeutics Inc	United States	736,100	5,079,090
[a,b] Anthera Pharmaceuticals Inc	United States	1,207,262	2,655,976
[a,b,c] Aptose Biosciences Inc., 144A	Canada	395,468	400,847
[a,b] Aquinox Pharmaceuticals Inc	Canada	541,500	5,669,505
[a,d] ARCA biopharma Inc	United States	478,077	1,051,769
[a,d,e] ARCA biopharma Inc., wts., 6/16/22.	United States	1,338,619	19,054
[a] Array BioPharma Inc	United States	1,119,800	6,382,860
[a] Audentes Therapeutics Inc	United States	139,400	2,229,006
[a] AveXis Inc	United States	287,580	13,660,050
[a,b] Axovant Sciences Ltd	United States	589,582	7,257,754
[a,b] Bellicum Pharmaceuticals Inc	United States	257,000	4,255,920
[a] Biogen Inc	United States	353,061	98,920,631
[a] BioMarin Pharmaceutical Inc	United States	410,256	33,033,813
[a] Bluebird Bio Inc	United States	282,828	13,505,037
[a] Cara Therapeutics Inc	United States	202,400	1,414,776
[a,b] Cascadian Therapeutics Inc	United States	2,746,700	2,829,101
[a] Celgene Corp	United States	1,167,500	119,295,150
[a] Celldex Therapeutics Inc	United States	1,265,929	3,987,676
[a,b] Cellectis SA, ADR	France	97,200	1,718,496
[a] ChemoCentryx Inc	United States	817,508	4,888,698
[a] Clovis Oncology Inc	United States	197,000	5,728,760
[a] Concert Pharmaceuticals Inc	United States	263,800	2,036,536
[a] CRISPR Therapeutics AG.	Switzerland	136,300	2,487,475
[a,f] CRISPR Therapeutics AG, Reg S	Switzerland	137,714	2,400,143
[a,b] CytomX Therapeutics Inc	United States	125,100	1,409,877
[a,b] Dynavax Technologies Corp	United States	368,070	3,404,648
[a] Edge Therapeutics Inc	United States	702,846	7,358,798
[a] Epizyme Inc	United States	450,800	4,079,740
[a] Exelixis Inc	United States	271,600	2,876,244
[a,d,g] Fate Therapeutics Inc	United States	2,084,200	4,376,820
[a,b] Genocea Biosciences Inc	United States	1,133,200	3,898,208
Gilead Sciences Inc	United States	1,246,800	91,801,884
[a] GlycoMimetics Inc	United States	379,800	2,290,194
[a] Halozyme Therapeutics Inc	United States	426,600	3,681,558
[a,b] Heron Therapeutics Inc	United States	1,700,356	25,250,287
[a] Immune Design Corp	United States	241,427	1,291,634
[a] Incyte Corp	United States	675,300	58,730,841
[a,b,g] Inotek Pharmaceuticals Corp	United States	503,765	3,526,355
[a,f] Intarcia Therapeutics Inc., DD	United States	80,195	4,811,700
[a,b] Intellia Therapeutics Inc	United States	112,400	1,548,872
[a] Karyopharm Therapeutics Inc	United States	652,554	4,724,491
[a,b] Kite Pharma Inc	United States	115,344	5,108,586
[a] La Jolla Pharmaceutical Co	United States	364,300	6,375,250
[a] Lion Biotechnologies Inc	United States	1,378,100	8,613,125
[a] Loxo Oncology Inc	United States	102,100	2,129,806

20 Semiannual Report

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FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Biotechnology Discovery Fund (continued)
		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Biotechnology (continued)
[a] MacroGenics Inc	United States	223,000	$5,282,870
[a,b] Merrimack Pharmaceuticals Inc	United States	487,000	2,542,140
[a] Merus B.V	Netherlands	240,506	4,281,007
[a,b] Minerva Neurosciences Inc	United States	321,900	3,589,185
[a,b] Mirna Therapeutics Inc	United States	545,947	682,434
[a] Natera Inc	United States	474,962	4,027,678
[a] Neurocrine Biosciences Inc	United States	683,800	29,929,926
[a] NewLink Genetics Corp	United States	205,300	2,494,395
[a] Nivalis Therapeutics Inc	United States	182,500	1,082,225
[a,e] Northwest Biotherapeutics Inc., wts., 2/20/19	United States	223,880	20,766
[a,b] Novavax Inc	United States	2,054,100	3,122,232
[a] OncoMed Pharmaceuticals Inc	United States	376,800	3,417,576
[a] Ophthotech Corp	United States	205,032	7,344,246
[a,b] OvaScience Inc	United States	250,154	1,260,776
[a] Pfenex Inc	United States	532,384	4,264,396
[a] ProQR Therapeutics NV	Netherlands	123,300	641,160
[a] Proteostasis Therapeutics Inc	United States	235,700	1,678,184
[a] PTC Therapeutics Inc	United States	160,000	993,600
[a] Ra Pharmaceuticals Inc	United States	94,000	1,207,900
[a] Radius Health Inc	United States	247,900	10,639,868
[a] Regeneron Pharmaceuticals Inc	United States	113,209	39,059,369
[a] REGENXBIO Inc	United States	345,200	5,436,900
[a] Retrophin Inc	United States	417,094	7,862,222
[a] Sage Therapeutics Inc	United States	293,870	12,795,100
[a,b] Sorrento Therapeutics Inc	United States	132,951	764,468
[a] Stemline Therapeutics Inc	United States	548,004	6,247,246
[a] Tesaro Inc	United States	761,600	92,062,208
[a] Threshold Pharmaceuticals Inc., wts., 2/12/20.	United States	439,500	—
[a,b] Trillium Therapeutics Inc	Canada	158,100	2,158,065
[a,b] Vascular Biogenics Ltd	Israel	340,900	1,687,455
[a] Vertex Pharmaceuticals Inc	United States	485,800	36,852,788
[a] vTv Therapeutics Inc., A	United States	370,900	1,999,151
[a] Xencor Inc	United States	262,732	5,593,564
			1,017,904,137
Health Care Equipment & Supplies 0.4%
[a] Derma Sciences Inc	United States	1,019,400	4,536,330
Life Sciences Tools & Services 2.3%
[a] Illumina Inc	United States	202,200	27,527,508
Pharmaceuticals 10.4%
[a,f] Acerta Pharma BV.	Netherlands	107,297,280	5,939,334
[a,b] Aclaris Therapeutics Inc	United States	330,562	7,024,442
[a] Agile Therapeutics Inc	United States	526,800	4,003,680
[a,b,d] Alcobra Ltd	Israel	1,737,306	3,335,628
[a] Aratana Therapeutics Inc	United States	904,000	7,322,400
[a,d,g] BioPharmX Corp	United States	216,000	67,630
[a,c,d,g] BioPharmX Corp., 144A	United States	1,945,737	609,210
[a,d,e,g] BioPharmX Corp., wts., 3/29/21.	United States	108,000	16,971
[a] Collegium Pharmaceutical Inc	United States	301,000	4,505,970
[a] Dermira Inc	United States	156,300	4,900,005
[a,b] Egalet Corp	United States	951,600	5,338,476
[a,b] Flex Pharma Inc	United States	170,200	827,172

franklintempleton.com

Semiannual Report 21

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Biotechnology Discovery Fund (continued)
		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Pharmaceuticals (continued)
[a] Foamix Pharmaceuticals Ltd	Israel	413,800	$3,289,710
[a,b] GW Pharmaceuticals PLC, ADR	United Kingdom	160,367	18,825,482
[a] Jazz Pharmaceuticals PLC	United States	97,900	10,717,113
[a,b] Marinus Pharmaceuticals Inc	United States	831,820	1,006,502
[a] The Medicines Co	United States	405,700	13,367,815
[a,b] Nabriva Therapeutics AG, ADR	Austria	140,100	788,763
[a] NantKwest Inc	United States	409,274	2,451,551
[a] Neos Therapeutics Inc	United States	301,700	1,780,030
[a,b] Novan Inc	United States	208,100	4,370,100
[a] Revance Therapeutics Inc	United States	296,100	3,952,935
[a] SciClone Pharmaceuticals Inc	United States	427,495	3,826,080
[a] TherapeuticsMD Inc	United States	2,345,640	13,463,974
[a] Theravance Biopharma Inc	Cayman Islands	142,600	3,583,538
[a] Zogenix Inc	United States	246,315	2,007,467
			127,321,978
Total Common Stocks and Other Equity Interests
(Cost $874,001,481)			1,177,289,953

Preferred Stocks 0.4%
Biotechnology 0.2%
[a,f] True North Therapeutics Inc., pfd., Series D, 144A.	United States	759,880	1,900,004
Pharmaceuticals 0.2%
[a,f] G1 Therapeutics Inc., pfd	United States	942,380	2,799,999
Total Preferred Stocks
(Cost $4,700,003)			4,700,003
Total Investments before Short Term Investments
(Cost $878,701,484)			1,181,989,956

Short Term Investments 8.1%
Money Market Funds (Cost $32,542,919) 2.7%
[a,h] Institutional Fiduciary Trust Money Market Portfolio	United States	32,542,919	32,542,919
[i] Investments from Cash Collateral Received for Loaned
Securities (Cost $66,456,062) 5.4%
Money Market Funds 5.4%
[a,h] Institutional Fiduciary Trust Money Market Portfolio	United States	66,456,062	66,456,062
Total Investments (Cost $977,700,465) 105.2%.			1,280,988,937
Other Assets, less Liabilities (5.2)%			(63,730,644)
Net Assets 100.0%			$1,217,258,293

22 Semiannual Report

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FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Biotechnology Discovery Fund (continued)

See Abbreviations on page 46.

aNon-income producing.
bA portion or all of the security is on loan at October 31, 2016. See Note 1(c).
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933.These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
October 31, 2016, the aggregate value of these securities was $1,010,057, representing less than 0.1% of net assets.
dSee Note 8 regarding holdings of 5% voting securities.
eSecurity has been deemed illiquid because it may not be able to be sold within seven days. At October 31, 2016, the aggregate value of these securities was $56,791, representing less than 0.1% of net assets.
fSee Note 7 regarding restricted securities.
gAt October 31, 2016, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
hSee Note 3(f) regarding investments in affiliated management investment companies.
iSee Note 6 regarding securities on loan.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 23

FRANKLIN STRATEGIC SERIES

Financial Highlights
Franklin Natural Resources Fund
	Six Months Ended
	October 31, 2016		Year Ended April 30,
	(unaudited)	2016	2015	2014	2013	2012
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$25.02	$31.46	$39.79	$33.03	$35.81	$44.75
Income from investment operations[a]:
Net investment income[b]	0.09	0.29	0.23	0.19	0.08	0.04
Net realized and unrealized gains (losses)	(0.06)	(6.55)	(8.27)	6.65	(2.86)	(8.72)
Total from investment operations	0.03	(6.26)	(8.04)	6.84	(2.78)	(8.68)
Less distributions from net investment income .	—	(0.18)	(0.29)	(0.08)	—	(0.26)
Net asset value, end of period	$25.05	$25.02	$31.46	$39.79	$33.03	$35.81

Total return[c]	0.12%	(19.80)%	(20.07)%	20.74%	(7.76)%	(19.36)%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	1.09%	1.14%	1.08%	1.07%	1.08%	1.03%
Expenses net of waiver and payments by
affiliates	1.07%[e]	1.13%	1.08%[e,f]	1.07%[e,f]	1.08%	1.03%
Net investment income	0.71%	1.22%	0.67%	0.53%	0.26%	0.11%

Supplemental data
Net assets, end of period (000’s)	$440,213	$461,596	$572,518	$624,250	$628,722	$827,693
Portfolio turnover rate	16.63%	35.77%	30.05%	21.03%	20.40%	26.75%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

24 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

				FRANKLIN STRATEGIC SERIES
				FINANCIAL HIGHLIGHTS

Franklin Natural Resources Fund (continued)
	Six Months Ended
	October 31, 2016		Year Ended April 30,
	(unaudited)	2016	2015	2014	2013	2012
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$24.25	$30.46	$38.39	$32.02	$34.96	$43.87
Income from investment operations[a]:
Net investment income (loss)[b]	(0.01)	0.11	(0.01)	(0.06)	(0.14)	(0.22)
Net realized and unrealized gains (losses)	(0.05)	(6.31)	(7.91)	6.43	(2.80)	(8.53)
Total from investment operations	(0.06)	(6.20)	(7.92)	6.37	(2.94)	(8.75)
Less distributions from net investment income .	—	(0.01)	(0.01)	—	—	(0.16)
Net asset value, end of period	$24.19	$24.25	$30.46	$38.39	$32.02	$34.96

Total return[c]	(0.25)%	(20.37)%	(20.63)%	19.89%	(8.41)%	(19.91)%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates and expense reduction	1.84%	1.87%	1.78%	1.76%	1.77%	1.73%
Expenses net of waiver and payments by
affiliates and expense reduction	1.82%[e]	1.86%	1.78%[e,f]	1.76%[e,f]	1.77%	1.73%
Net investment income (loss)	(0.04)%	0.49%	(0.03)%	(0.16)%	(0.43)%	(0.59)%

Supplemental data
Net assets, end of period (000’s)	$105,746	$107,724	$123,735	$126,651	$130,424	$176,036
Portfolio turnover rate	16.63%	35.77%	30.05%	21.03%	20.40%	26.75%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 25

FRANKLIN STRATEGIC SERIES
FINANCIAL HIGHLIGHTS

Franklin Natural Resources Fund (continued)
	Six Months Ended
	October 31, 2016	Year Ended April 30,
	(unaudited)	2016	2015	2014 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$26.73	$33.62	$42.58	$38.28
Income from investment operations[b]:
Net investment income[c]	0.17	0.51	0.46	0.19
Net realized and unrealized gains (losses)	(0.08)	(7.06)	(8.92)	4.31
Total from investment operations	0.09	(6.55)	(8.46)	4.50
Less distributions from net investment income.	—	(0.34)	(0.50)	(0.20)
Net asset value, end of period	$26.82	$26.73	$33.62	$42.58

Total return[d]	0.34%	(19.31)%	(19.61)%	11.83%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	1.42%	0.60%	0.55%	0.55%
Expenses net of waiver and payments by affiliates.	0.54%[f]	0.55%	0.54%[f,g]	0.53%[f,g]
Net investment income	1.24%	1.80%	1.21%	1.07%

Supplemental data
Net assets, end of period (000’s)	$15	$15	$439	$939
Portfolio turnover rate.	16.63%	35.77%	30.05%	21.03%

aFor the period May 1, 2013 (effective date) to April 30, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.
gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

26 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

				FRANKLIN STRATEGIC SERIES
				FINANCIAL HIGHLIGHTS

Franklin Natural Resources Fund (continued)
	Six Months Ended
	October 31, 2016		Year Ended April 30,
	(unaudited)	2016	2015	2014	2013	2012
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$26.71	$33.63	$42.52	$35.31	$38.17	$47.58
Income from investment operations[a]:
Net investment income[b]	0.13	0.36	0.35	0.31	0.21	0.16
Net realized and unrealized gains (losses)	(0.07)	(7.00)	(8.85)	7.10	(3.07)	(9.27)
Total from investment operations	0.06	(6.64)	(8.50)	7.41	(2.86)	(9.11)
Less distributions from net investment income .	—	(0.28)	(0.39)	(0.20)	—	(0.30)
Net asset value, end of period	$26.77	$26.71	$33.63	$42.52	$35.31	$38.17

Total return[c]	0.22%	(19.60)%	(19.81)%	21.07%	(7.49)%	(19.10)%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates and expense reduction	0.84%	0.87%	0.78%	0.77%	0.78%	0.73%
Expenses net of waiver and payments by
affiliates and expense reduction	0.82%[e]	0.86%	0.78%[e,f]	0.77%[e,f]	0.78%	0.73%
Net investment income	0.96%	1.49%	0.97%	0.83%	0.56%	0.41%

Supplemental data
Net assets, end of period (000’s)	$90,677	$90,177	$79,307	$94,651	$117,087	$235,810
Portfolio turnover rate	16.63%	35.77%	30.05%	21.03%	20.40%	26.75%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 27

FRANKLIN STRATEGIC SERIES

Statement of Investments, October 31, 2016 (unaudited)
Franklin Natural Resources Fund
	Country	Shares	Value

Common Stocks 97.5%
Coal & Consumable Fuels 0.0%
[a,b] Energy Coal Resources, 144A.	United States	199,375	$—
Copper 5.0%
Antofagasta PLC	United Kingdom	869,100	5,777,024
First Quantum Minerals Ltd	Canada	367,900	3,493,233
[a] Freeport-McMoRan Inc., B	United States	666,700	7,453,706
[a] Imperial Metals Corp	Canada	388,300	1,490,401
[a] Lundin Mining Corp	Canada	1,232,200	4,821,353
Sandfire Resources NL	Australia	1,780,467	7,045,201
Southern Copper Corp	Mexico	62,600	1,777,214
			31,858,132
Diversified Metals & Mining 6.9%
BHP Billiton PLC, ADR	Australia	557,500	16,858,800
[a] Glencore PLC	Switzerland	2,035,700	6,230,005
HudBay Minerals Inc	Canada	652,300	2,746,782
[a] Nautilus Minerals Inc	Canada	3,895,831	493,603
Rio Tinto PLC, ADR	United Kingdom	255,400	8,900,690
South32 Ltd	Australia	1,765,200	3,452,098
Teck Resources Ltd., B.	Canada	232,300	5,013,034
			43,695,012
Fertilizers & Agricultural Chemicals 1.2%
The Mosaic Co	United States	322,200	7,581,366
Gold 6.7%
Agnico Eagle Mines Ltd	Canada	68,200	3,462,481
Alamos Gold Inc., A	Canada	370,300	2,903,340
[a] B2Gold Corp	Canada	2,230,100	6,448,882
Barrick Gold Corp	Canada	354,600	6,237,414
G-Resources Group Ltd	Hong Kong	33,793,060	596,939
Goldcorp Inc	Canada	446,000	6,779,200
[a] Guyana Goldfields Inc	Canada	557,000	3,275,372
Newcrest Mining Ltd	Australia	220,700	3,788,764
OceanaGold Corp	Australia	1,014,010	3,098,521
Randgold Resources Ltd., ADR	United Kingdom	26,700	2,369,091
Tahoe Resources Inc	United States	278,300	3,335,244
			42,295,248
Integrated Oil & Gas 17.3%
BP PLC, ADR	United Kingdom	199,900	7,106,445
Chevron Corp	United States	159,600	16,718,100
Exxon Mobil Corp	United States	152,000	12,664,640
Occidental Petroleum Corp	United States	307,000	22,383,370
[a] Petroleo Brasileiro SA, ADR	Brazil	268,000	3,127,560
Royal Dutch Shell PLC, A	United Kingdom	149,247	3,724,354
Royal Dutch Shell PLC, A, ADR	United Kingdom	396,400	19,744,684
Suncor Energy Inc	Canada	281,900	8,456,475
Total SA, B, ADR	France	341,200	16,288,888
			110,214,516

28 Semiannual Report

franklintempleton.com

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Natural Resources Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Oil & Gas Drilling 1.5%
Ensco PLC, A	United States	317,319	$2,481,434
[a] Pioneer Energy Services Corp	United States	908,743	3,226,038
Rowan Cos. PLC	United States	265,900	3,528,493
			9,235,965
Oil & Gas Equipment & Services 18.3%
Baker Hughes Inc	United States	156,900	8,692,260
[a] Dril-Quip Inc	United States	84,100	3,994,750
[a] FMC Technologies Inc	United States	431,300	13,918,051
Halliburton Co	United States	433,335	19,933,410
[a] Hornbeck Offshore Services Inc	United States	151,800	602,646
Hunting PLC	United Kingdom	253,600	1,563,088
[a] Mammoth Energy Services Inc	United States	177,700	2,398,950
Oceaneering International Inc	United States	294,400	7,006,720
[a] Oil States International Inc	United States	167,600	4,902,300
[a] PHI Inc., non-voting	United States	117,900	1,836,882
[a] RigNet Inc	United States	135,600	2,034,000
[a] RPC Inc	United States	164,600	2,842,642
Schlumberger Ltd	United States	403,947	31,600,774
Superior Energy Services Inc	United States	700,300	9,916,248
[a] Weatherford International PLC	United States	1,099,000	5,297,180
			116,539,901
Oil & Gas Exploration & Production 33.1%
[a] Aker BP ASA.	Norway	243,900	3,914,610
Anadarko Petroleum Corp	United States	400,900	23,829,496
Cabot Oil & Gas Corp., A	United States	726,500	15,169,320
[a] Cairn Energy PLC	United Kingdom	1,516,900	3,776,961
[a] Callon Petroleum Co	United States	217,600	2,826,624
Canadian Natural Resources Ltd	Canada	309,100	9,806,884
Cimarex Energy Co	United States	36,100	4,661,593
[a] Cobalt International Energy Inc	United States	693,200	654,450
[a] Concho Resources Inc	United States	83,300	10,574,102
ConocoPhillips	United States	269,700	11,718,465
[a] Diamondback Energy Inc	United States	47,700	4,354,533
EOG Resources Inc	United States	224,100	20,263,122
EQT Corp	United States	217,200	14,335,200
[a] Gran Tierra Energy Inc	Colombia	1,266,000	3,684,060
[a] Gulfport Energy Corp	United States	260,000	6,268,600
Hess Corp	United States	163,100	7,823,907
Marathon Oil Corp	United States	318,600	4,199,148
[a] Matador Resources Co	United States	370,346	8,077,246
Noble Energy Inc	United States	650,300	22,415,841
[a] Ophir Energy PLC	United Kingdom	1,750,000	1,483,517
Pioneer Natural Resources Co	United States	93,000	16,648,860
[a] Rice Energy Inc	United States	129,600	2,862,864
[a,c,d] Sanchez Energy Corp	United States	87,580	557,885
SM Energy Co	United States	120,500	4,052,415
[a] Synergy Resources Corp	United States	1,026,000	7,017,840
			210,977,543

franklintempleton.com

Semiannual Report 29

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Natural Resources Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Oil & Gas Refining & Marketing 4.2%
HollyFrontier Corp	United States	208,600	$5,204,570
Marathon Petroleum Corp	United States	137,200	5,980,548
Phillips 66	United States	82,100	6,662,415
Valero Energy Corp	United States	152,500	9,034,100
			26,881,633
Oil & Gas Storage & Transportation 3.3%
Kinder Morgan Inc	United States	673,100	13,751,433
Spectra Energy Corp	United States	178,700	7,471,447
			21,222,880
Total Common Stocks (Cost $569,682,570)			620,502,196

Convertible Preferred Stocks 0.7%
Oil & Gas Exploration & Production 0.7%
[d] Sanchez Energy Corp., 4.875%, cvt. pfd., A	United States	92,900	2,418,995
[d] Sanchez Energy Corp., 6.50%, cvt. pfd., B	United States	67,300	1,935,474
Total Convertible Preferred Stocks (Cost $7,397,173)			4,354,469
Preferred Stocks (Cost $2,376,164) 0.0%
Coal & Consumable Fuels 0.0%
[a,b] Energy Coal Resources, 144A, pfd	United States	29,847	—

		Principal
		Amount
Convertible Bonds (Cost $3,571,221) 0.2%
Oil & Gas Exploration & Production 0.2%
Cobalt International Energy Inc., cvt., senior bond, 3.125%, 5/15/24	United States	$4,787,000	1,615,613
Total Investments before Short Term Investments
(Cost $583,027,128)			626,472,278
		Shares
Short Term Investments (Cost $12,333,817) 1.9%
Money Market Funds 1.9%
[a,e] Institutional Fiduciary Trust Money Market Portfolio	United States	12,333,817	12,333,817
Total Investments (Cost $595,360,945) 100.3%.			638,806,095
Other Assets, less Liabilities (0.3)%			(2,154,596)
Net Assets 100.0%			$636,651,499

See Abbreviations on page 46.

aNon-income producing.
bSee Note 7 regarding restricted securities.
cSecurity has been deemed illiquid because it may not be able to be sold within seven days. At October 31, 2016, the aggregate value of this security was $557,885, representing less than 0.1% of net assets.
dAt October 31, 2016, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
eSee Note 3(f) regarding investments in affiliated management investment companies.

30 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

	FRANKLIN STRATEGIC SERIES

Financial Statements

Statements of Assets and Liabilities
October 31, 2016 (unaudited)

	Franklin
	Biotechnology	Franklin Natural
	Discovery Fund	Resources Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$858,599,821	$583,027,128
Cost - Non-controlled affiliates (Note 3f and 8)	119,100,644	12,333,817
Total cost of investments	$977,700,465	$595,360,945
Value - Unaffiliated issuers	$1,172,512,874	$626,472,278
Value - Non-controlled affiliates (Note 3f and 8)	108,476,063	12,333,817
Total value of investments*	1,280,988,937	638,806,095
Receivables:
Investment securities sold **	9,379,502	32,141
Capital shares sold	1,557,672	627,206
Dividends and interest	131,071	381,083
Due from custodian	165,850	—
Other assets	263	103
Total assets	1,292,223,295	639,846,628
Liabilities:
Payables:
Investment securities purchased	3,707,600	667,032
Capital shares redeemed	3,273,793	1,737,061
Management fees	625,393	267,420
Distribution fees	270,158	189,096
Transfer agent fees	427,004	270,962
Payable upon return of securities loaned	66,621,911	—
Accrued expenses and other liabilities.	39,143	63,558
Total liabilities	74,965,002	3,195,129
Net assets, at value	$1,217,258,293	$636,651,499
Net assets consist of:
Paid-in capital	$862,086,416	$744,930,323
Undistributed net investment income (loss)	(11,638,591)	5,855,607
Net unrealized appreciation (depreciation)	303,002,929	43,445,150
Accumulated net realized gain (loss)	63,807,539	(157,579,581)
Net assets, at value	$1,217,258,293	$636,651,499

*Includes securities loaned	$63,627,274	$—
**Includes securities loaned	$140,280	$—

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 31

FRANKLIN STRATEGIC SERIES
FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)
October 31, 2016 (unaudited)

	Franklin
	Biotechnology	Franklin Natural
	Discovery Fund	Resources Fund
Class A:
Net assets, at value	$1,069,317,687	$440,212,975
Shares outstanding.	8,313,744	17,569,981
Net asset value per share[a]	$128.62	$25.05
Maximum offering price per share (net asset value per share ÷ 94.25%)	$136.47	$26.58
Class C:
Net assets, at value	$35,687,536	$105,746,418
Shares outstanding.	283,376	4,371,058
Net asset value and maximum offering price per share	$125.94	$24.19
Class R6:
Net assets, at value	$7,258,245	$15,072
Shares outstanding.	54,950	562
Net asset value and maximum offering price per share	$132.09	$26.82
Advisor Class:
Net assets, at value	$104,994,825	$90,677,034
Shares outstanding.	799,778	3,386,767
Net asset value and maximum offering price per share	$131.28	$26.77

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

32 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

	FRANKLIN STRATEGIC SERIES
	FINANCIAL STATEMENTS

Statements of Operations
for the six months ended October 31, 2016 (unaudited)

	Franklin
	Biotechnology	Franklin Natural
	Discovery Fund	Resources Fund
Investment income:
Dividends	$2,034,198	$5,661,444
Interest	—	133,382
Income from securities loaned (net of fees and rebates)	824,146	1,691
Total investment income	2,858,344	5,796,517
Expenses:
Management fees (Note 3a)	3,804,252	1,593,781
Distribution fees: (Note 3c)
Class A	1,403,423	567,792
Class C	152,419	538,522
Transfer agent fees: (Note 3e)
Class A	1,005,264	650,148
Class C	26,776	154,167
Class R6	389	65
Advisor Class.	95,451	129,077
Custodian fees (Note 4)	5,513	6,092
Reports to shareholders	91,420	94,005
Registration and filing fees	51,627	57,735
Professional fees	25,535	20,560
Trustees’ fees and expenses	8,730	3,038
Other	15,214	8,448
Total expenses.	6,686,013	3,823,430
Expense reductions (Note 4)	(342)	(56)
Expenses waived/paid by affiliates (Note 3f and 3g)	(152,863)	(51,949)
Net expenses.	6,532,808	3,771,425
Net investment income (loss)	(3,674,464)	2,025,092
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	64,857,397	(14,339,518)
Foreign currency transactions	3,982	20,711
Net realized gain (loss)	64,861,379	(14,318,807)
Net change in unrealized appreciation (depreciation) on:
Investments	(57,543,483)	13,072,908
Translation of other assets and liabilities
denominated in foreign currencies	7,297	3,514
Net change in unrealized appreciation (depreciation)	(57,536,186)	13,076,422
Net realized and unrealized gain (loss)	7,325,193	(1,242,385)
Net increase (decrease) in net assets resulting from operations	$3,650,729	$782,707

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 33

FRANKLIN STRATEGIC SERIES
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Biotechnology		Franklin Natural
	Discovery Fund		Resources Fund
	Six Months Ended		Six Months Ended
	October 31, 2016	Year Ended	October 31, 2016	Year Ended
	(unaudited)	April 30, 2016	(unaudited)	April 30, 2016
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(3,674,464)	$(8,934,186)	$2,025,092	$6,662,268
Net realized gain (loss)	64,861,379	41,508,062	(14,318,807)	(105,823,288)
Net change in unrealized appreciation
(depreciation)	(57,536,186)	(443,061,045)	13,076,422	(46,797,418)
Net increase (decrease) in net assets
resulting from operations	3,650,729	(410,487,169)	782,707	(145,958,438)
Distributions to shareholders from:
Net investment income:
Class A	—	—	—	(3,065,832)
Class C.	—	—	—	(21,423)
Class R6	—	—	—	(5,056)
Advisor Class	—	—	—	(880,846)
Net realized gains:
Class A	—	(115,150,452)	—	—
Class C.	—	(1,868,138)	—	—
Class R6	—	(555,624)	—	—
Advisor Class	—	(11,496,430)	—	—
Total distributions to shareholders	—	(129,070,644)	—	(3,973,157)
Capital share transactions: (Note 2)
Class A	(9,764,898)	(51,384,188)	(22,056,035)	1,840,165
Class C.	18,869,913	2,640,554	(1,796,104)	7,417,245
Class R6	1,459,466	(63,450,822)	258	(222,058)
Advisor Class	11,746,845	(25,379,192)	201,477	24,416,177
Total capital share transactions	22,311,326	(137,573,648)	(23,650,404)	33,451,529
Net increase (decrease) in net assets	25,962,055	(677,131,461)	(22,867,697)	(116,480,066)
Net assets:
Beginning of period	1,191,296,238	1,868,427,699	659,519,196	775,999,262
End of period	$1,217,258,293	$1,191,296,238	$636,651,499	$659,519,196
Undistributed net investment income (loss) included
in net assets:
End of period	$(11,638,591)	$(7,964,127)	$5,855,607	$3,830,515

34 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN STRATEGIC SERIES

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Strategic Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of nine separate funds, two of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The financial statements of the remaining funds in the Trust are presented separately. The Funds offer four classes of shares: Class A, Class C, Class R6, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees. Franklin Biotechnology Discovery Fund was closed to new investors with limited exceptions effective at the close of market July 8, 2014. Effective May 16, 2016, the Fund reopened to new investors.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular

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1. Organization and Significant Accounting

Policies (continued)

a. Financial Instrument Valuation (continued)

review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Lending

Certain or all Funds participate in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc., an affiliate of the Funds. The Fund may receive income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the Statements of Operations. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. If

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the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

d. Income and Deferred Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of October 31, 2016, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

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2. Shares of Beneficial Interest

At October 31, 2016, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Biotechnology		Franklin Natural
	Discovery Fund		Resources Fund
	Shares	Amount	Shares	Amount
Class A Shares:
Six Months ended October 31, 2016
Shares sold	1,256,832	$168,323,271	1,881,443	$46,667,401
Shares redeemed	(1,328,430)	(178,088,169)	(2,758,267)	(68,723,436)
Net increase (decrease)	(71,598)	$(9,764,898)	(876,824)	$(22,056,035)
Year ended April 30, 2016
Shares sold	994,554	$169,501,230	5,741,950	$131,553,976
Shares issued in reinvestment of distributions	691,137	108,930,097	143,948	2,979,717
Shares redeemed	(2,087,610)	(329,815,515)	(5,636,208)	(132,693,528)
Net increase (decrease)	(401,919)	$(51,384,188)	249,690	$1,840,165
Class C Shares:
Six Months ended October 31, 2016
Shares sold	183,529	$24,097,970	446,845	$10,690,899
Shares redeemed	(39,547)	(5,228,057)	(517,430)	(12,487,003)
Net increase (decrease)	143,982	$18,869,913	(70,585)	$(1,796,104)
Year ended April 30, 2016
Shares sold	35,382	$6,172,232	1,548,932	$34,012,781
Shares issued in reinvestment of distributions	12,007	1,864,389	1,031	20,756
Shares redeemed	(35,581)	(5,396,067)	(1,170,096)	(26,616,292)
Net increase (decrease)	11,808	$2,640,554	379,867	$7,417,245
Class R6 Shares:
Six Months ended October 31, 2016
Shares sold	28,134	$3,627,853	10	$258
Shares redeemed	(15,570)	(2,168,387)	—	—
Net increase (decrease)	12,564	$1,459,466	10	$258
Year ended April 30, 2016
Shares sold	21,331	$3,581,555	2,400	$64,684
Shares issued in reinvestment of distributions	3,445	555,624	229	5,056
Shares redeemed	(393,884)	(67,588,001)	(15,127)	(291,798)
Net increase (decrease)	(369,108)	$(63,450,822)	(12,498)	$(222,058)
Advisor Class Shares:
Six Months ended October 31, 2016
Shares sold	251,805	$34,392,682	673,687	$17,756,846
Shares redeemed	(165,732)	(22,645,837)	(663,830)	(17,555,369)
Net increase (decrease)	86,073	$11,746,845	9,857	$201,477
Year ended April 30, 2016
Shares sold	208,936	$35,072,346	2,472,344	$59,834,181
Shares issued in reinvestment of distributions	58,123	9,330,443	37,248	822,065
Shares redeemed	(455,659)	(69,781,981)	(1,490,983)	(36,240,069)
Net increase (decrease)	(188,600)	$(25,379,192)	1,018,609	$24,416,177

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3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

Franklin Biotechnology Discovery Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.775%	Up to and including $100 million
0.650%	Over $100 million, up to and including $200 million
0.635%	Over $200 million, up to and including $250 million
0.585%	Over $250 million, up to and including $700 million
0.550%	Over $700 billion, up to and including $1.2 billion
0.525%	Over $1.2 billion, up to and including $7.5 billion
0.515%	Over $7.5 billion, up to and including $10 billion
0.505%	Over $10 billion, up to and including $12.5 billion
0.495%	Over $12.5 billion, up to and including $15 billion
0.475%	in excess of $15 billion

Franklin Natural Resources Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	In excess of $15 billion

For the period ended October 31, 2016, each Fund’s effective investment management fee rate based on average daily net assets was as follows:

Franklin
Biotechnology	Franklin Natural
Discovery Fund	Resources Fund

0.589%	0.489%

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3. Transactions with Affiliates (continued)

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Funds.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.35%
Class C	1.00%

Effective August 1, 2015, the Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

	Franklin
	Biotechnology	Franklin Natural
	Discovery Fund	Resources Fund

Sales charges retained net of commissions paid to
unaffiliated brokers/dealers	$434,037	$102,679
CDSC retained	$9,639	$11,855

e. Transfer Agent Fees

Each class of shares, except for Class R6 pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended October 31, 2016, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin
	Biotechnology	Franklin Natural
	Discovery Fund	Resources Fund

Transfer agent fees	$475,366	$416,590

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f. Investments in Affiliated Management Investment Companies

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. Prior to May 1, 2013, the waiver was accounted for as a reduction to management fees. During the period ended October 31, 2016, certain or all Funds held investments in affiliated management investment companies as follows:

	Number of							% of
	Shares/			Number of				Affiliated
	Warrants			Shares/				Fund Shares
	Held at			Warrants	Value			Outstanding
	Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Franklin Biotechnology Discovery Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio	82,758,981	435,939,860	(419,699,860)	98,998,981	$98,998,981	$ –	$ –	0.6%

Franklin Natural Resources Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio	43,909,680	67,910,308	(99,486,171)	12,333,817	$12,333,817	$ –	$ –	0.1%

g. Waiver and Expense Reimbursements

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.01% until August 31, 2016. For Franklin Biotechnology Discovery, there were no Class R6 transfer agent fees waived during the period ended October 31, 2016.

4. Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the period ended October 31, 2016, the custodian fees were reduced as noted in the Statements of Operations.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At October 31, 2016, the capital loss carryforwards were as follows:

Franklin Natural
Resources Fund
Capital loss carryforwards subject to expiration:
2018	$12,737,677
Capital loss carryforwards not subject to expiration:
Short term	18,823,722
Long term	95,547,646
Total capital loss carryforwards	$127,109,045

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5. Income Taxes (continued)

For tax purposes, the Funds may elect to defer any portion of a post-October capital loss to the first day of the following fiscal year. At April 30, 2016, Franklin Biotechnology Discovery Fund deferred late-year ordinary losses of $4,945,791.

At October 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin
	Biotechnology	Franklin Natural
	Discovery Fund	Resources Fund

Cost of investments	$983,816,755	$614,202,599

Unrealized appreciation	$428,045,363	$117,745,783
Unrealized depreciation	(130,873,181)	(93,142,287)
Net unrealized appreciation (depreciation)	$297,172,182	$24,603,496

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares and wash sales.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended October 31, 2016, were as follows:

	Franklin
	Biotechnology	Franklin Natural
	Discovery Fund	Resources Fund
Purchases	$239,268,316	$106,439,787
Sales	$240,573,082	$102,435,624

	Franklin
	Biotechnology
	Discovery Fund
Securities lending transactions[a]:
Equity Investments[b]	$66,456,062

aThe agreements open at year end can be terminated at any time.
bGross amount of recognized liabilities for securities lending transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.

7. Restricted Securities

Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.

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At October 31, 2016, certain or all Funds held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

		Acquisition
Shares	Issuer	Date	Cost	Value
Franklin Biotechnology Discovery Fund
107,297,280	Acerta Pharma BV	5/06/15	$6,172,605	$5,939,334
137,714	CRISPR Therapeutics AG, Reg S.	6/10/16	1,850,041	2,400,143
942,380	G1 Therapeutics Inc., pfd	4/26/16	2,799,999	2,799,999
80,195	Intarcia Therapeutics Inc., DD	3/26/14	2,597,516	4,811,700
759,880	True North Therapeutics Inc., pfd., Series D, 144A	10/05/16	1,900,004	1,900,004
	Total Restricted Securities (Value is 1.5% of Net Assets)		$15,320,165	$17,851,180
Franklin Natural Resources Fund
199,375	Energy Coal Resources, 144A	11/16/05 - 5/05/06	$741,939	$—
29,847	Energy Coal Resources, 144A, pfd	3/17/09	2,376,164	—
	Total Restricted Securities (Value is —% of Net Assets)		$3,118,103	$—

8. Holdings of 5% Voting Securities of Portfolio Companies

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended October 31, 2016, certain or all Funds held investments in “affiliated companies” as follows:

	Number of			Number of
	Shares Held			Shares	Value at		Realized
	at Beginning	Gross	Gross	Held at End	End of	Investment	Gain
Name of Issuer	of Period	Additions	Reductions	of Period	Period	Income	(Loss)

Franklin Biotechnology Discovery Fund
Non-Controlled Affiliates.
Alcobra Ltd	1,367,755	369,551	—	1,737,306	$3,335,628	$—	$—
ARCA biopharma Inc	478,077	—	—	478,077	1,051,769	—	—
ARCA biopharma Inc., wts., 6/16/22	1,338,619	—	—	1,338,619	19,054	—	—
BioPharmX Corp	216,000	—	—	216,000	67,630	—	—
BiopharmX Corp., 144A.	1,600,000	345,737	—	1,945,737	609,210	—	—
Biopharmx Corp., wts., 3/29/21.	108,000	—	—	108,000	16,971	—	—
Fate Therapeutics Inc	195,700	1,888,500	—	2,084,200	4,376,820	—	—
Total Affiliated Securities (Value is 0.8% of Net Assets)					$9,477,082	$—	$—

9. Credit Facility

Certain or all Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 10, 2017. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. Effective February 12, 2016, the annual commitment fee is 0.15%. These fees are reflected in other expenses in the Statements of Operations. During the year ended October 31, 2016, the Fund did not use the Global Credit Facility.

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10. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of October 31, 2016, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1		Level 2		Level 3	Total
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Biotechnology.	$1,010,652,474	$	—[b]		$9,151,667	$1,019,804,141
Pharmaceuticals	121,365,673		—		8,756,304	130,121,977
All Other Equity Investments[c]	32,063,838		—		—	32,063,838
Short Term Investments	98,998,981		—		—	98,998,981

Total Investments in Securities	$1,263,080,966		$—		$17,907,971	$1,280,988,937

Receivables:
Investment Securities Sold	$—		$—		$9,096,348	$9,096,348
Franklin Natural Resources Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Coal & Consumable Fuels	$—		$—	$	—[b]	$—
Oil & Gas Exploration & Production	210,977,543		4,354,469		—	215,332,012
All Other Equity Investments[c]	409,524,653		—		—	409,524,653
Convertible Bonds	—		1,615,613		—	1,615,613
Short Term Investments	12,333,817		—		—	12,333,817
Total Investments in Securities	$632,836,013		$5,970,082		$—	$638,806,095

aIncludes common, preferred and convertible preferred stocks as well as other equity investments.
bIncludes securities determined to have no value at October 31, 2016.
cFor detailed categories, see the accompanying Statement of Investments.
aIncludes common, preferred and convertible preferred stocks as well as other equity investments.
bIncludes securities determined to have no value at October 31, 2016.
cFor detailed categories, see the accompanying Statement of Investments.

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A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period. At October 31, 2016, the reconciliation of assets is as follows:

										Net Change in
										Unrealized
										Appreciation
							Net	Net		(Depreciation)
	Balance at			Transfers	Transfer		Realized	Unrealized	Balance	on Assets Held
	Beginning of			Into	Out of	Cost Basis	Gain	Appreciation	at End	at
	Period	Purchases	Sales	Level 3	Level 3[a]	Adjustments[b]	(Loss)	(Depreciation)	of Period	Period End
Assets:
Investments in Securities:[c]
Equity Investments:
Biotechnology	$3,195,479	$6,350,195	$–	$–	$2,024,472	$2,290,900	$(1,404,100)	$743,665	$9,151,667	$2,206,143
Pharmaceuticals	8,460,560	–	–	–	–	–	–	295,744	8,756,304	295,744
Total Investments
in Securities	$11,656,039	$6,350,195	$–	$–	$2,024,472	$2,290,900	$(1,404,100)	$1,039,409	$17,907,971	$2,501,887
Receivables:
Investment Securities Sold	$9,089,004	$ –	$–	$–	$ –	$–	$ –	$7,344	$9,096,348	$7,344

aThe investments were transferred out of Level 3 as a result of the availability of a quoted price in an active market for identical securities.
bMay include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
cIncludes common and preferred stocks as well as other equity investments.

					Impact to Fair
	Fair Value at	Valuation			Value if Input
Description	End of Period	Technique	Unobservable Inputs	Amount/Range	Increases[a]
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Biotechnology	$2,400,143	Discounted Cash
		Flow Model	Discount Rate	4.50%	Decrease
Pharmaceutical	5,939,334	Probability Weighted	Free Cash Flow[c]	$3,000 (mil)	Increase[d]
		Discounted Cash	Discount for lack of
		Flow Model	marketability	12.50%	Decrease[e]

All Other Investments[f]	9,568,494

Total	$17,907,971
Receivables:
Investment Securities Sold	$9,096,348	Discounted Cash Flow	Discount Rate	1.4%	Decrease
		Model

aRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
bIncludes preferred stocks.
cIncludes probability assumptions for various outcomes of contingent payments for clinical trials and regulatory approvals.
dRepresents a significant impact to fair value and net assets.
eRepresents a significant impact to fair value but not net assets.
fIncludes fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs. May also include financial instruments with values derived using prior transaction prices or third party pricing information without adjustment for which such inputs are also unobservable.

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FRANKLIN STRATEGIC SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

11. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations
Selected Portfolio
ADR American Depositary Receipt

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Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting
Policies and Procedures (Policies) that the Trust uses to
determine how to vote proxies relating to portfolio securities.
Shareholders may view the Trust’s complete Policies online at
franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request
to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street,
Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of
the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the
U.S. Securities and Exchange Commission for the first and
third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s
website at sec.gov. The filed form may also be viewed and
copied at the Commission’s Public Reference Room in
Washington, DC. Information regarding the operations of the
Public Reference Room may be obtained by calling (800)
SEC-0330.

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FRANKLIN TEMPLETON
INVESTMENTS

Semiannual Report
and Shareholder Letter
October 31, 2016

Franklin Flexible Alpha Bond Fund

A SERIES OF FRANKLIN STRATEGIC SERIES

Sign up for electronic delivery at franklintempleton.com/edelivery

Contents

Semiannual Report
Franklin Flexible Alpha Bond Fund	3
Performance Summary	7
Your Fund’s Expenses	9
Financial Highlights and Statement of Investments	10
Financial Statements	24
Notes to Financial Statements	28
Shareholder Information	41

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Franklin Flexible Alpha Bond Fund

We are pleased to bring you Franklin Flexible Alpha Bond Fund’s semiannual report for the period ended October 31, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks to provide total return through a combination of current income and capital appreciation by investing at least 80% of its net assets in bonds and investments that provide exposure to bonds, including global debt obligations of any credit quality, maturity or duration, all varieties of fixed income, variable rate and floating rate debt securities and investments, and derivatives. The Fund aims to provide attractive risk-adjusted total returns over a full market cycle. A full market cycle is a period of time that spans a full business and economic cycle, which may include periods of rising and declining interest rates.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest rate changes than a portfolio with a higher duration.

Performance Overview

For the six months under review, the Fund’s Class A shares delivered a +1.15% cumulative total return. In comparison, the LIBOR USD 3-Month Rate Index posted a +0.39% total return.1 The index tracks the interest rate at which banks offer to lend to one another in the wholesale money markets in London and is used to set the cost of various variable-rate loans. You can find more of the Fund’s performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures

Sector Exposure*
10/31/16
% of Total
Net Assets
Investment-Grade Corporate Securities	24.5%
Cash & Cash Equivalents	19.0%
Residential Mortgage-Backed Securities	12.1%
Floating Rate Loans	6.5%
U.S. Treasuries	5.5%
Municipal Bonds	5.4%
Commercial Mortgage-Backed Securities	5.2%
International Bonds	4.7%
Asset-Backed Securities	3.2%
Agency Mortgage-Backed Securities	2.3%
Other	1.5%
High Yield Corporate Securities	-2.0%
Interest-Rate Derivatives	-44.4%

*Sector Exposure is intended to estimate the portfolio’s exposure to various sectors, including any hedged or increased exposure through certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors. Interest-Rate Derivatives sector consists of Treasury, interest rate and other derivatives that are primarily used for duration management; a negative number indicates that the Fund is seeking to hedge interest rate risk.

shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The U.S. economy expanded during the six months under review. The economy grew at a faster pace in 2016’s third quarter than in 2016’s second and first quarters and 2015’s fourth quarter, mainly due to personal consumption expenditures, exports, private inventory investment, federal government spending and nonresidential fixed investment. Manufacturing conditions remained volatile but generally expanded, and the services sector continued to grow. The unemployment rate decreased slightly from 5.0% in April to 4.9% at period-end.2 Monthly retail sales were volatile but grew during most of the review period. Inflation, as measured

1. Source: Bloomberg LP.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
2. Source: Bureau of Labor Statistics.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 15.

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FRANKLIN FLEXIBLE ALPHA BOND FUND

by the Consumer Price Index, remained subdued for most of the period, and rose slightly toward the period-end.

Dividend Distributions*
5/1/16–10/31/16
		Dividend per Share (cents)
					Advisor
Month	Class A	Class C	Class R	Class R6	Class
May	1.0180	0.6150	0.6960	1.0770	1.0342
June	0.3727	0.2379	0.2670	0.3790	0.3793
July	0.3835	0.2480	0.2780	0.3900	0.3900
August	0.3873	0.2338	0.2730	0.3980	0.3941
September	0.6832	0.3944	0.4640	0.6990	0.6964
October	0.4992	0.2583	0.5080	0.5100	0.5080
Total	3.3439	1.9874	2.4860	3.4530	3.4020

*The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income. All
Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The U.S. Federal Reserve (Fed) kept its target interest rate at 0.25–0.50% at its September meeting. The Fed noted that although the case for raising rates has strengthened, it will wait for further evidence of continued progress toward its objectives.

The 10-year Treasury yield, which moves inversely to price, shifted throughout the period. It rose from 1.83% on April 29, 2016, to a period high of 1.88% on May 2, 2016. However, negative interest rates in Japan and Europe, and central banks’ purchases of government bonds, pushed down the Treasury yield. The U.K.’s historic referendum to leave the European Union in June 2016 (also known as “Brexit”) also boosted safe haven buying by investors. The Treasury yield reached a period low of 1.37% in early July, and ended the period at 1.84%. The yield rose toward period-end, due to positive economic data and signals from the Fed on the possibility of an increase in interest rates in the near term.

During the period under review, global financial markets were broadly influenced by accommodative monetary policies of various global central banks, an improvement in commodity prices, generally encouraging economic data across regions and an Organization of the Petroleum Exporting Countries proposal to curb oil production. However, the impact of these factors was partially offset by a slowdown in the Chinese economy, geopolitical tensions in certain regions, uncertainty about the Fed’s timing for raising interest rates and worries about the health of European banks. In addition, global economic concerns and Brexit contributed to volatility in global stock markets. Over the period, the U.S. dollar strengthened against

Currency Composition*
10/31/16
% of Total
Net Assets
North America	104.0%
U.S. Dollar	104.6%
Canadian Dollar	-0.6%
Latin America & Caribbean	0.5%
Mexican Peso	0.8%
Chilean Peso	-0.3%
Asia	0.2%
Indian Rupee	0.4%
Indonesian Rupiah	0.2%
Malaysian Ringgit	0.1%
Japanese Yen	-0.1%
Singapore Dollar	-0.2%
South Korean Won	-0.2%
Africa	-0.1%
South Africa Rand	-0.1%
Europe	-2.7%
Polish Zloty	-0.2%
British Pound	-0.5%
Euro	-2.0%
Australia & New Zealand	-1.9%
New Zealand Dollar	-0.7%
Australian Dollar	-1.2%

*Currency Composition is intended to estimate the portfolio’s exposure to various currencies, including any hedged or increased exposure through certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

the euro, weakened against the Japanese yen, and appreciated against numerous developed and emerging market currencies.

Investment Strategy

The Fund seeks to generate returns from various sources, other than solely from interest rates, by allocating its portfolio across various risks (such as credit, currency and duration risks). In employing this strategy, the Fund has the flexibility to invest across all debt asset classes without regard to country, sector, quality, maturity or duration and without reference to a benchmark index.

The Fund may engage in active and frequent trading as part of its investment strategies and, at any given time, may have a substantial amount of its assets invested in any class of debt securities, including, but not limited to: U.S. government and

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agency securities; foreign government and supranational debt securities; corporate bonds; corporate loans (and loan participations); collateralized debt and loan obligations; preferred securities; various types of mortgage-backed securities and other asset-backed securities; municipal securities; and derivatives and other instruments with similar economic characteristics, or that provide exposure, to such debt securities.

Manager’s Discussion

During the period under review, the Fund posted a positive total return. The Fund’s basis trade positions (taking opposing long and short positions in two securities to profit from the convergence of their values), as well as yield curve and duration positioning, were the primary contributors to performance. In addition, the Fund’s exposure to residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), asset-backed securities and non-agency mortgage-backed securities contributed to performance. The Fund’s exposure to investment-grade corporates and senior floating rate loans was another positive source of alpha (excess return). Finally, the Fund’s exposure to Treasury inflation protected securities (TIPS) as well as currency exposure also contributed to results. In contrast, the Fund’s exposure to the corporate high yield sector was the primary detractor from performance over the period.

What is the yield curve?

The yield curve is a line that plots the interest rates, at a set point in time, of bonds having equal credit quality but differing maturity dates. The most frequently reported yield curve compares three-month, two-year and 30-year U.S. Treasury debt.

At period-end, we continued to maintain the strategy’s risk profile at a conservative level. We remained overweighted to the investment-grade corporate bond sector as well as securitized sectors including RMBS and CMBS. We continued to find what we considered value in credit hedged corporate positions as well. We sought to hedge all of the high yield corporate beta (or risk) in the Fund, although we retained exposure to select corporate loans and collateralized loan obligations. We also retained positions in TIPS as well as municipal bonds. The portfolio maintained an overweighting to the U.S. dollar versus a basket of developed market and commodity-related currencies, although its various currency positions did not represent a significant portion of the Fund’s risk allocation.

The Fund utilized derivatives, including credit default and interest-rate swaps, currency forwards, Treasury futures, and currency, interest-rate swap and credit default swap options, principally as a tool for efficient portfolio management and to manage overall portfolio risk. These derivative transactions may provide the same, or similar, net long or short exposure to select currencies, interest rates, countries, duration or credit risks in a less expensive or more efficient way than by directly purchasing securities. In markets where portfolio securities are readily available, the cost difference during normal market conditions may be small.

What are swap agreements?

Swap agreements, such as interest-rate, currency and credit default swaps, are contracts between the Fund and another party (the swap counterparty). In a basic swap transaction, the Fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) earned or realized on a particular “notional amount” of underlying instruments. The notional amount is the set amount selected by the parties as the basis on which to calculate the obligations that they have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given instruments or at given interest rates.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date.

What is a futures contract?

A futures contract is an agreement between the Fund and a counterparty made through a U.S. or foreign futures exchange to buy or sell an underlying instrument or asset at a specific priceonafuturedate.

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FRANKLIN FLEXIBLE ALPHA BOND FUND

What is an option?

An option is a contract to buy or sell a specific financial product known as the option’s underlying instrument at a specific price. The buyer of an option has the right, but not the obligation, to buy or sell the underlying instrument at or until a specified expiration date. Conversely, the seller (“writer”) of an option who opens a transaction is obligated to buy or sell the underlying instrument should the option holder exercise that right.

Thank you for your participation in Franklin Flexible Alpha Bond Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of October 31, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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Performance Summary as of October 31, 2016

The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Performance as of 10/31/161

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 4.25% and the minimum is 0%. Class A: 4.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative	Average Annual	Average Annual
Share Class	Total Return[2]	Total Return[3]	Total Return (9/30/16)[4]
A
6-Month	+1.15%	-3.17%
1-Year	+1.10%	-3.18%	-2.86%
Since Inception (8/3/15)	+0.81%	-2.78%	-3.02%
Advisor
6-Month	+1.16%	+1.16%
1-Year	+1.03%	+1.03%	+1.48%
Since Inception (8/3/15)	+0.84%	+0.67%	+0.68%

		30-Day Standardized Yield[6]
	Distribution
Share Class	Rate[5]	(with waiver)	(without waiver)

A	0.58%	1.16%	-0.69%

Advisor	0.62%	1.23%	-0.69%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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FRANKLIN FLEXIBLE ALPHA BOND FUND
PERFORMANCE SUMMARY

Total Annual Operating Expenses[7]
Share Class	With Waiver	Without Waiver
A	1.12%	4.13%
Advisor	0.87%	3.88%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Interest rate movements and mortgage prepayments will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The risks associated with higher yielding, lower rated securities (commonly called junk bonds) include higher risk of default and loss of principal. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio, which may result in significant volatility and cause the Fund to participate in losses (as well as enable gains) in an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as intended. Investments in foreign securities involve risks such as currency fluctuations, and political and economic uncertainty.
The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction contractually guaranteed through 8/31/17. The Fund also has a fee waiver associated with any investments it makes in a Franklin
Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through its current fiscal year-end. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the period indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
4. In accordance with SEC rules, we provide standardized total return information through the latest calendar quarter.
5. Distribution rate is based on an annualization of the sum of the respective class’s past 30 days’ daily distributions and the maximum offering price (NAV for Advisor Class) per share on 10/31/16.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

			Actual	Hypothetical
		(actual return after expenses)		(5% annual return before expenses)
			Expenses		Expenses	Net
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value 5/1/16	Value 10/31/16	5/1/16–10/31/16[1,2]	Value 10/31/16	5/1/16–10/31/16[1,2]	Ratio[2]
A	$1,000	$1,011.50	$3.40	$1,021.83	$3.41	0.67%
C	$1,000	$1,008.10	$7.04	$1,018.20	$7.07	1.39%
R	$1,000	$1,011.70	$4.16	$1,021.07	$4.18	0.82%
R6	$1,000	$1,010.60	$3.55	$1,021.68	$3.57	0.70%
Advisor	$1,000	$1,011.60	$3.65	$1,021.58	$3.67	0.72%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above–in the far right column–multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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FRANKLIN STRATEGIC SERIES

Financial Highlights
Franklin Flexible Alpha Bond Fund
	Six Months Ended	Year Ended
	October 31, 2016	April 30,
	(unaudited)	2016 [a]
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.88	$10.00
Income from investment operations[b]:
Net investment income.	0.090	0.099
Net realized and unrealized gains (losses)	0.023	(0.123)
Total from investment operations	0.113	(0.024)
Less distributions from net investment income	(0.033)	(0.096)
Net asset value, end of period	$9.96	$9.88

Total return[c]	1.15%	(0.34)%

Ratios to average net assets[d]
Expenses before waiver and payments by affiliates.	2.99%	3.47%
Expenses net of waiver and payments by affiliates[e]	0.67%	0.84%
Net investment income	1.75%	1.37%

Supplemental data
Net assets, end of period (000’s)	$10,356	$10,200
Portfolio turnover rate	50.12%	40.12%
Portfolio turnover rate excluding mortgage dollar rolls[f]	31.55%	30.05%

aFor the period August 3, 2015 (commencement of operations) to April 30, 2016.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year, except for non-recurring expenses, if any.
eBenefit of expense reduction rounds to less than 0.01%.
fSee Note 1(e) regarding mortgage dollar rolls.

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	FRANKLIN STRATEGIC SERIES
	FINANCIAL HIGHLIGHTS

Franklin Flexible Alpha Bond Fund (continued)
	Six Months Ended	Year Ended
	October 31, 2016	April 30,
	(unaudited)	2016 [a]
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.86	$10.00
Income from investment operations[b]:
Net investment income.	0.057	0.072
Net realized and unrealized gains (losses)	0.013	(0.131)
Total from investment operations	0.070	(0.059)
Less distributions from net investment income	(0.020)	(0.081)
Net asset value, end of period	$9.91	$9.86

Total return[c]	0.81%	(0.69)%

Ratios to average net assets[d]
Expenses before waiver and payments by affiliates.	3.71%	3.98%
Expenses net of waiver and payments by affiliates[e]	1.39%	1.34%
Net investment income	1.03%	0.87%

Supplemental data
Net assets, end of period (000’s)	$200	$204
Portfolio turnover rate	50.12%	40.12%
Portfolio turnover rate excluding mortgage dollar rolls[f]	31.55%	30.05%

aFor the period August 3, 2015 (commencement of operations) to April 30, 2016.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year, except for non-recurring expenses, if any.
eBenefit of expense reduction rounds to less than 0.01%.
fSee Note 1(e) regarding mortgage dollar rolls.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 11

FRANKLIN STRATEGIC SERIES
FINANCIAL HIGHLIGHTS

Franklin Flexible Alpha Bond Fund (continued)
	Six Months Ended	Year Ended
	October 31, 2016	April 30,
	(unaudited)	2016 [a]
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.86	$10.00
Income from investment operations[b]:
Net investment income.	0.086	0.072
Net realized and unrealized gains (losses)	0.019	(0.127)
Total from investment operations	0.105	(0.055)
Less distributions from net investment income	(0.025)	(0.085)
Net asset value, end of period	$9.94	$9.86

Total return[c]	1.17%	(0.65)%

Ratios to average net assets[d]
Expenses before waiver and payments by affiliates.	3.14%	3.84%
Expenses net of waiver and payments by affiliates[e]	0.82%	1.22%
Net investment income	1.60%	0.99%

Supplemental data
Net assets, end of period (000’s)	$10	$10
Portfolio turnover rate	50.12%	40.12%
Portfolio turnover rate excluding mortgage dollar rolls[f]	31.55%	30.05%

aFor the period August 3, 2015 (commencement of operations) to April 30, 2016.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year, except for non-recurring expenses, if any.
eBenefit of expense reduction rounds to less than 0.01%.
fSee Note 1(e) regarding mortgage dollar rolls.

12 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

	FRANKLIN STRATEGIC SERIES
	FINANCIAL HIGHLIGHTS

Franklin Flexible Alpha Bond Fund (continued)
	Six Months Ended	Year Ended
	October 31, 2016	April 30,
	(unaudited)	2016 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.88	$10.00
Income from investment operations[b]:
Net investment income.	0.087	0.108
Net realized and unrealized gains (losses)	0.018	(0.124)
Total from investment operations	0.105	(0.016)
Less distributions from net investment income	(0.035)	(0.104)
Net asset value, end of period	$9.95	$9.88

Total return[c]	1.06%	(0.15)%

Ratios to average net assets[d]
Expenses before waiver and payments by affiliates.	3.02%	3.72%
Expenses net of waiver and payments by affiliates[e]	0.70%	0.71%
Net investment income	1.72%	1.50%

Supplemental data
Net assets, end of period (000’s)	$10	$10
Portfolio turnover rate	50.12%	40.12%
Portfolio turnover rate excluding mortgage dollar rolls[f]	31.55%	30.05%

aFor the period August 3, 2015 (commencement of operations) to April 30, 2016.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year, except for non-recurring expenses, if any.
eBenefit of expense reduction rounds to less than 0.01%.
fSee Note 1(e) regarding mortgage dollar rolls.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 13

FRANKLIN STRATEGIC SERIES
FINANCIAL HIGHLIGHTS

Franklin Flexible Alpha Bond Fund (continued)
	Six Months Ended	Year Ended
	October 31, 2016	April 30,
	(unaudited)	2016 [a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.88	$10.00
Income from investment operations[b]:
Net investment income.	0.086	0.107
Net realized and unrealized gains (losses)	0.018	(0.129)
Total from investment operations	0.104	(0.022)
Less distributions from net investment income	(0.034)	(0.098)
Net asset value, end of period	$9.95	$9.88

Total return[c]	1.16%	(0.31)%

Ratios to average net assets[d]
Expenses before waiver and payments by affiliates.	3.04%	3.34%
Expenses net of waiver and payments by affiliates[e]	0.72%	0.71%
Net investment income	1.70%	1.50%

Supplemental data
Net assets, end of period (000’s)	$333	$344
Portfolio turnover rate	50.12%	40.12%
Portfolio turnover rate excluding mortgage dollar rolls[f]	31.55%	30.05%

aFor the period August 3, 2015 (commencement of operations) to April 30, 2016.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year, except for non-recurring expenses, if any.
eBenefit of expense reduction rounds to less than 0.01%.
fSee Note 1(e) regarding mortgage dollar rolls.

14 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN STRATEGIC SERIES

Statement of Investments, October 31, 2016 (unaudited)
Franklin Flexible Alpha Bond Fund
	Country	Shares		Value

Management Investment Companies (Cost $168,203) 1.5%
Diversified Financials 1.5%
PowerShares Senior Loan Portfolio ETF	United States	7,100		$164,578
		Principal
		Amount*

Corporate Bonds 37.0%
Banks 13.9%
Bank of America Corp., senior bond, 5.50%, 12/04/19	United States	75,000	GBP	102,678
Bank of Nova Scotia, secured note, 1.875%, 4/26/21	Canada	100,000		100,024
Capital One Financial Corp., senior note, 3.20%, 2/05/25	United States	100,000		101,457
[a] Deutsche Bank AG, senior note, FRN, 2.121%, 8/20/20	Germany	100,000		96,261
[b] The Export-Import Bank of China, senior note, 144A, 2.50%, 7/31/19	China	200,000		204,359
[a] The Goldman Sachs Group Inc., senior note, FRN, 2.05%, 9/15/20	United States	100,000		100,783
HSBC USA Inc., senior note, 2.00%, 8/07/18.	United States	100,000		100,467
Intesa Sanpaolo SpA, senior note, 3.875%, 1/15/19	Italy	200,000		206,024
JPMorgan Chase & Co., senior note, 2.25%, 1/23/20	United States	100,000		100,881
Morgan Stanley, senior note, 2.65%, 1/27/20	United States	100,000		101,822
Royal Bank of Canada, secured note, 2.10%, 10/14/20	Canada	100,000		101,467
[b] The Toronto-Dominion Bank, secured note, 144A, 2.25%, 3/15/21	Canada	200,000		203,242
				1,519,465
Consumer Durables & Apparel 2.5%
CalAtlantic Group Inc., senior note, 8.375%, 5/15/18	United States	250,000		275,244
Consumer Services 0.9%
Marriott International Inc., senior note, 2.875%, 3/01/21	United States	100,000		103,010
Diversified Financials 3.8%
[b] AIG Global Funding, secured note, 144A, 1.90%, 10/06/21	United States	50,000		49,462
American Airlines Pass Through Trust, first lien, 2016-2, AA, 3.20%, 6/15/28	United States	50,000		50,937
PHH Corp., senior note, 7.375%, 9/01/19	United States	200,000		209,500
Springleaf Finance Corp., senior note, 6.00%, 6/01/20	United States	100,000		101,250
				411,149
Energy 0.9%
Canadian Natural Resources Ltd., senior note, 5.70%, 5/15/17	Canada	100,000		102,172
Food & Staples Retailing 0.9%
Walgreen Co., senior bond, 3.10%, 9/15/22.	United States	100,000		103,559
Food, Beverage & Tobacco 1.0%
Altria Group Inc., senior bond, 4.25%, 8/09/42	United States	100,000		103,885
Health Care Equipment & Services 1.8%
Stryker Corp., senior note, 2.00%, 3/08/19	United States	50,000		50,489
Tenet Healthcare Corp., senior note, 5.50%, 3/01/19	United States	150,000		147,375
				197,864
Insurance 0.7%
[b] Jackson National Life Global Funding,
secured note, 144A, 2.25%, 4/29/21	United States	50,000		50,361
secured note, 144A, 2.10%, 10/25/21	United States	25,000		24,961
				75,322
Materials 2.9%
Owens-Illinois Inc., senior note, 7.80%, 5/15/18	United States	200,000		216,500
Reynolds Group Holdings Inc., senior note, 8.125%, 6/15/17	United States	100,000		103,625
				320,125

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Semiannual Report 15

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)
		Principal
	Country	Amount*			Value

Corporate Bonds (continued)
Media 0.9%
Viacom Inc., senior bond, 3.125%, 6/15/22	United States	100,000			$101,633
Pharmaceuticals, Biotechnology & Life Sciences 1.9%
Actavis Funding SCS, senior bond, 3.80%, 3/15/25	United States	100,000			104,068
Baxalta Inc., senior note, 3.60%, 6/23/22	United States	100,000			104,297
					208,365
Technology Hardware & Equipment 2.4%
[b] Diamond 1 Finance Corp./Diamond 2 Finance Corp., senior secured note, first
lien, 144A, 3.48%, 6/01/19.	United States	50,000			51,337
[a,b] Hewlett Packard Enterprise Co., senior note, 144A, FRN, 3.038%, 10/05/18	United States	100,000			102,389
[b] Sanmina Corp., senior note, first lien, 144A, 4.375%, 6/01/19	United States	100,000			104,500
					258,226
Telecommunication Services 1.0%
AT&T Inc., senior note, 3.95%, 1/15/25	United States	100,000			103,748
Transportation 1.0%
XPO CNW Inc., senior bond, 7.25%, 1/15/18	United States	100,000			104,000
Utilities 0.5%
The Southern Co., senior bond, 3.25%, 7/01/26	United States	50,000			51,500
Total Corporate Bonds (Cost $3,957,312)					4,039,267

Foreign Government and Agency Securities 2.4%
Government of Indonesia, senior bond, FR70, 8.375%, 3/15/24	Indonesia	263,000,000		IDR	21,517
Government of Malaysia, 3.80%, 8/17/23	Malaysia	45,000		MYR	10,913
Government of Mexico, 7.25%, 12/15/16.	Mexico	5,800	[c]	MXN	30,816
[d] Government of New Zealand, senior bond, Reg S, 4.50%, 4/15/27	New Zealand	110,000		NZD	91,426
[d] U.K. Treasury Note, Reg S, 2.00%, 9/07/25	United Kingdom	85,000		GBP	111,568
Total Foreign Government and Agency Securities
(Cost $285,202)					266,240

U.S. Government and Agency Securities 5.4%
U.S. Treasury Bond, 5.25%, 11/15/28	United States	60,000			81,232
[e] U.S. Treasury Note, Index Linked, 0.125%, 1/15/23	United States	498,750			506,353
Total U.S. Government and Agency Securities
(Cost $565,971)					587,585

Asset-Backed Securities and Commercial Mortgage-Backed
Securities 26.8%
Banks 0.6%
[a] Citigroup Commercial Mortgage Trust, 2007-C6, AM, FRN, 5.90%, 12/10/49.	United States	20,000			20,294
[a] Impac Secured Assets CMN Owner Trust, 2004-4, M1, FRN, 1.299%, 2/25/35	United States	50,000			49,359
					69,653
Diversified Financials 26.2%
[a,b] Adirondack Park CLO Ltd., 2013-1A, B, 144A, FRN, 2.88%, 4/15/24	United States	100,000			100,593
[a] American Express Credit Account Secured Note Trust, 2012-4, B, FRN, 1.085%,
5/15/20	United States	100,000			99,982
[b] BAMLL Commercial Mortgage Securities Trust, 2012-PARK, A, 144A, 2.959%,
12/10/30	United States	100,000			103,765
Banc of America Commercial Mortgage Trust, 2015-UBS7, A4, 3.705%, 9/15/48	United States	100,000			108,721
[a,b] BlueMountain CLO Ltd., 2013-3A, A, 144A, FRN, 2.287%, 10/29/25.	United States	6,437			6,437
[a] Capital One Multi-Asset Execution Trust, 2004-B3, B3, FRN, 1.265%, 1/18/22	United States	150,000			150,284

16 Semiannual Report

franklintempleton.com

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Diversified Financials (continued)
[a,b] Carlyle Global Market Strategies Ltd., 2014-2A, B2, 144A, FRN, 2.867%, 5/15/25 .	United States	100,000	$100,736
[a,b] Cent CLO, 2013-17A, A1, 144A, FRN, 2.187%, 1/30/25	United States	40,000	39,932
[a] Chase Issuance Trust, 2007-B1, B1, FRN, 0.785%, 4/15/19	United States	100,000	99,962
[a,b] Colony American Homes, 2015-1A, A, 144A, FRN, 1.735%, 7/17/32	United States	109,596	109,896
[b] Colony MFM Trust, 2014-1, A, 144A, 2.543%, 4/20/50	United States	120,230	119,871
[a] Conseco Finance Securitizations Corp., 2002-2, M1, FRN, 7.424%, 3/01/33	United States	90,000	100,542
[b] Core Industrial Trust, 2015-CALW, A, 144A, 3.04%, 2/10/34	United States	30,000	31,381
[a,b] Eaton Vance CDO Ltd., 2014-1A, A, 144A, FRN, 2.33%, 7/15/26	United States	24,000	24,001
[a,b] Eleven Madison Trust Mortgage Trust, 2015-11MD, A, 144A, FRN, 3.555%,
9/10/35	United States	100,000	107,224
[a] Fannie Mae Connecticut Avenue Securities,
2013-C01, M1, FRN, 2.534%, 10/25/23	United States	59,765	60,307
2014-C02, 2M1, FRN, 1.484%, 5/25/24	United States	44,853	44,858
2014-C02, 2M2, FRN, 3.134%, 5/25/24	United States	40,000	39,583
[a] FHLMC Structured Agency Credit Risk Debt Notes, 2015-DNA1, M2, FRN,
2.384%, 10/25/27	United States	250,000	252,580
[a,b] Galaxy XV CLO Ltd., 2013-15A, A, 144A, FRN, 2.13%, 4/15/25	United States	99,000	98,921
[a,b] Invitation Homes Trust,
2015-SFR1, A, 144A, FRN, 1.985%, 3/17/32	United States	96,265	96,921
2015-SFR2, A, 144A, FRN, 1.881%, 6/17/32	United States	97,884	98,391
[a] IXIS Real Estate Capital Trust, 2005-HE4, A3, FRN, 1.214%, 2/25/36	United States	22,830	22,760
[a,b] Madison Park Funding XVIII Ltd., 2015-18A, C, 144A, FRN, 3.881%, 10/21/26	United States	100,000	100,326
[a,b] Octagon Investment Partners XXIII Ltd.,
2015-1A, A1, 144A, FRN, 2.30%, 7/15/27	United States	18,490	18,484
2015-1A, A2, 144A, FRN, 2.30%, 7/15/27	United States	17,554	17,541
[a,b] PPM Grayhawk CLO Ltd., 07-1A, B, 144A, FRN, 1.582%, 4/18/21	United States	100,000	97,181
[a,b] Resource Capital Corp. Ltd., 2015-CRE4, A, 144A, FRN, 1.935%, 8/15/32	United States	73,463	73,317
[a,b] SWAY Residential 2014-1 Trust, 2014-1, A, 144A, FRN, 1.835%, 1/17/32	United States	98,623	98,798
[a] Thornburg Mortgage Securities Trust, 2005-1, A3, FRN, 2.373%, 4/25/45	United States	40,110	40,275
[a,b] Towd Point Mortgage Trust, 2016-3, A1, 144A, FRN, 2.25%, 8/25/55	United States	93,137	93,513
[a,b] Tricon American Homes Trust,
2015-SFR1, A, 144A, FRN, 1.785%, 5/17/32	United States	99,492	99,582
2015-SFR1, C, 144A, FRN, 2.435%, 5/17/32	United States	100,000	99,429
[a,b] Voya CLO Ltd., 2013-3A, A2, 144A, FRN, 2.682%, 1/18/26	United States	100,000	99,712
			2,855,806
Total Asset-Backed Securities and Commercial Mortgage-
Backed Securities (Cost $2,893,148)			2,925,459

Mortgage-Backed Securities 2.3%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.7%
[f] FHLMC Gold 30 Year, 3.00%, 11/01/46	United States	45,000	46,331
[f] FHLMC Gold 30 Year, 3.50%, 11/01/46	United States	30,000	31,489
			77,820
Federal National Mortgage Association (FNMA) Fixed Rate 1.2%
[f] FNMA 30 Year, 3.00%, 11/01/46	United States	50,000	51,484
[f] FNMA 30 Year, 3.50%, 11/01/46	United States	60,000	62,998
[f] FNMA 30 Year, 4.00%, 11/01/46	United States	15,000	16,065
			130,547

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Semiannual Report 17

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)
		Principal
	Country	Amount*		Value

Mortgage-Backed Securities (continued)
Government National Mortgage Association (GNMA) Fixed Rate 0.4%
[f] GNMA II SF 30 Year, 3.00%, 11/01/46	United States	20,000		$20,833
[f] GNMA II SF 30 Year, 3.50%, 11/01/46	United States	20,000		21,180
				42,013
Total Mortgage-Backed Securities (Cost $250,718)				250,380

Municipal Bonds 4.9%
Cincinnati GO, Various Purpose, Improvement and Refunding, Series A, 5.00%,
12/01/25	United States	100,000		124,519
Citizens Property Insurance Corp. Revenue, Coastal Account, senior secured,
Series A1, 5.00%, 6/01/22	United States	125,000		145,979
Colorado State Board of Governors University Enterprise System Revenue,
Green Bonds, Series E-2, 5.00%, 3/01/25	United States	100,000		124,818
Providence St. Joseph Health Obligated Group, 2.746%, 10/01/26	United States	15,000		14,882
Teays Valley Local School District GO, Pickaway Fairfield and Franklin Counties,
Refunding, 4.00%, 12/01/26.	United States	100,000		113,987
[g] Texas State GO, Transportation Commission-Highway Improvement, Series A,
5.00%, 4/01/21	United States	5,000		5,814
Total Municipal Bonds (Cost $503,685)				529,999

		Number of
	Exchange	Contracts

Options Purchased 0.2%
Calls - Exchange-Traded
Options on Interest Rate Futures 0.0%†
Euro-Bund, November Strike Price 165 EUR, Expires 11/25/16	EUX	1	EUR	88

		Notional
	Counterparty	Amount*

Calls - Over-the-Counter
Currency Options 0.0%†
USD/MXN, November Strike Price 20.50 MXN, Expires 11/18/16	JPHQ	30,000		81

Puts - Over-the-Counter
Credit Default Swaptions 0.0%†
Buy protection on CDX.NA.HY.27, Premium Rate 5.00%, Strike Price $103,
Expires 12/21/16	CITI	100,000		902
Buy protection on CDX.NA.HY.27, Premium Rate 5.00%, Strike Price $103,
Expires 1/18/17	CITI	250,000		3,352
Buy protection on CDX.NA.IG.26, Premium Rate 1.00%, Strike Price $80, Expires
11/16/16	JPHQ	500,000		80
Buy protection on CDX.NA.IG.27, Premium Rate 1.00%, Strike Price $90, Expires
11/16/16	CITI	750,000		130
				4,464

18 Semiannual Report

franklintempleton.com

FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)
		Notional
	Counterparty	Amount*	Value
Options Purchased (continued)
Puts - Over-the-Counter (continued)
Interest Rate Swaptions 0.2%
Receive float 3 month USD LIBOR, Pay fixed 1.26%, Expires 12/12/16	JPHQ	600,000	$3,835
Receive float 3 month USD LIBOR, Pay fixed 1.55%, Expires 1/26/17	CITI	400,000	8,327
Receive float 3 month USD LIBOR, Pay fixed 1.73%, Expires 2/27/17	JPHQ	300,000	4,337
			16,499
Total Options Purchased (Cost $20,585)			21,132
Total Investments before Short Term Investments
(Cost $8,644,824)			8,784,640

	Country	Shares
Short Term Investments (Cost $2,124,609) 19.5%
Money Market Funds 19.5%
[h,i] Institutional Fiduciary Trust Money Market Portfolio	United States	2,124,609	2,124,609
Total Investments (Cost $10,769,433) 100.0%			10,909,249
Options Written (0.0)%†			(1,830)
Other Assets, less Liabilities 0.0%†			654
Net Assets 100.0%.			$10,908,073

		Notional
	Counterparty	Amount*
[j] Options Written (0.0)%†
Puts - Over-the-Counter
Credit Default Swaptions (0.0)%†
Buy protection on CDX.NA.HY.27, Premium Rate 5.00%, Strike Price $100,
Expires 12/21/16	CITI	100,000	(339)
Buy protection on CDX.NA.HY.27, Premium Rate 5.00%, Strike Price $100,
Expires 1/18/17	CITI	250,000	(1,463)
Buy protection on CDX.NA.IG.26, Premium Rate 1.00%, Strike Price $100,
Expires 11/16/16	JPHQ	500,000	(28)
Total Options Written (Premiums received $2,300)			$(1,830)

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Semiannual Report 19

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

†Rounds to less than 0.1% of net assets.
*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
aThe coupon rate shown represents the rate at period end.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
October 31, 2016, the aggregate value of these securities was $2,626,563, representing 24.1% of net assets.
cPrincipal amount is stated in 100 Mexican Peso Units.
dSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At October 31, 2016, the aggregate value of these securities was $202,994, representing 1.9% of net assets.
ePrincipal amount of security is adjusted for inflation. See Note 1(g).
fSecurity purchased on a to-be-announced (TBA) basis. See Note 1(c).
gSecurity purchased on a when-issued basis. See Note 1(c).
hNon-income producing.
iSee Note 3(f) regarding investments in affiliated management investment companies.
jSee Note 1(d) regarding written options.

20 Semiannual Report

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FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

At October 31, 2016, the Fund had the following financial futures contracts outstanding. See Note 1(d).

Financial Futures Contracts

		Number of		Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts		Value	Date	Appreciation	Depreciation
Interest Rate Contracts
90 Day Eurodollar.	Short		2	$495,100	3/13/17	$—	$(76)
Australian 10 Yr. Bond.	Long		2	201,838	12/15/16	—	(3,680)
Canadian 10 Yr. Bond	Long		2	215,569	12/19/16	—	(2,479)
Long Gilt	Long		2	306,870	12/28/16	—	(9,159)
U.S. Treasury 10 Yr. Note	Short		2	259,250	12/20/16	2,745	—
U.S. Treasury 2 Yr. Note	Short		11	2,399,547	12/30/16	832	—
U.S. Treasury 5 Yr. Note	Short		12	1,449,562	12/30/16	4,878	—
Total Financial Futures Contracts						$8,455	$(15,394)
Net unrealized appreciation (depreciation)							$(6,939)

At October 31, 2016, the Fund had the following forward exchange contracts outstanding. See Note 1(d).

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Indian Rupee	RBS	Buy	3,150,000	$46,529	11/10/16	$633	$—
South African Rand.	RBS	Buy	300,000	21,209	11/10/16	1,002	—
South African Rand.	RBS	Sell	500,000	35,740	11/10/16	—	(1,278)
Mexican Peso	RBS	Buy	1,130,000	62,003	11/18/16	—	(2,256)
Australian Dollar	UBSW	Sell	144,000	110,333	12/15/16	884	—
Australian Dollar	UBSW	Sell	28,000	21,142	12/15/16	—	(140)
Canadian Dollar	RBS	Sell	91,000	68,976	12/19/16	1,128	—
Japanese Yen	UBSW	Sell	1,000,000	9,961	12/28/16	401	—
Euro	UBSW	Sell	195,000	219,773	1/04/17	5,053	—
Chilean Peso	UBSW	Sell	20,855,000	31,261	1/05/17	—	(513)
New Zealand Dollar	RBS	Buy	42,000	29,572	1/13/17	376	—
New Zealand Dollar	RBS	Sell	282,000	204,986	1/13/17	3,902	—
Polish Zloty	RBS	Sell	80,000	20,811	1/17/17	446	—
South Korean Won	RBS	Sell	25,000,000	22,635	1/18/17	783	—
British Pound	UBSW	Sell	127,000	156,106	2/08/17	274	—
Singapore Dollar	RBS	Sell	28,000	20,209	2/14/17	72	—
British Pound	JPHQ	Sell	86,300	115,081	8/15/19	7,042	—
Total Forward Exchange Contracts						$21,996	$(4,187)
Net unrealized appreciation (depreciation)						$17,809

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

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Semiannual Report 21

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

At October 31, 2016, the Fund had the following credit default swap contracts outstanding. See Note 1(d).

Credit Default Swap Contracts
						Unamortized
	Periodic	Counter-				Upfront
	Payment	party/	Notional		Expiration	Payments	Unrealized	Unrealized
Description	Rate	Exchange	Amount[a]		Date	(Receipts)	Appreciation	Depreciation	Value	Rating[b]
Centrally Cleared Swap Contracts
Contracts to Sell Protection[c]
Traded Index
ITRX.EUR.25	1.00%	ICE	50,000	EUR	6/20/21	$514	$389	$–	$903	Investment
										Grade
ITRX.EUR.SNRFIN.26	1.00%	ICE	70,000	EUR	12/20/21	(63)	263	–	200	Investment
										Grade
TotalCentrallyClearedSwapContracts						$451	$652	$–	$1,103
OTC Swap Contracts
Contracts to Buy Protection
Single Name
The AES Corp	5.00%	JPHQ	40,000		6/20/21	$(4,290)	$–	$(1,145)	$(5,435)
CalAtlanticGroupInc	5.00%	BZWS	250,000		6/20/18	(16,343)	–	(3,073)	(19,416)
Canadian Natural Resources Ltd	5.00%	GSCO	100,000		6/20/17	(2,311)	–	(1,002)	(3,313)
LennarCorp	5.00%	JPHQ	25,000		9/20/20	(2,825)	–	(482)	(3,307)
OlinCorp	1.00%	GSCO	25,000		6/20/21	1,868	–	(399)	1,469
Owens-Illinois Inc	5.00%	CITI	200,000		6/20/18	(13,039)	–	(3,817)	(16,856)
Pactiv LLC	5.00%	CITI	100,000		6/20/17	(1,176)	–	(2,381)	(3,557)
PHHCorp	5.00%	BZWS	200,000		9/20/19	(2,589)	–	(4,820)	(7,409)
Rite Aid Corp	5.00%	JPHQ	100,000		12/20/20	(14,904)	246	–	(14,658)
Sanmina Corp	5.00%	BZWS	100,000		6/20/19	(11,339)	–	(817)	(12,156)
SpringleafFinanceCorp	5.00%	GSCO	100,000		6/20/20	(4,390)	4	–	(4,386)
TenetHealthcareCorp	5.00%	BZWS	100,000		3/20/19	(5,393)	367	–	(5,026)
TenetHealthcareCorp	5.00%	GSCO	50,000		3/20/19	(2,638)	125	–	(2,513)
XPOCNWInc	5.00%	JPHQ	100,000		3/20/18	(3,342)	–	(415)	(3,757)
Contracts to Sell Protection[c]
Single Name
American Tower Corp	1.00%	GSCO	100,000		3/20/21	(1,642)	53	–	(1,589)	BBB-
Beazer Homes USA Inc	5.00%	JPHQ	25,000		9/20/20	315	800	–	1,115	B-
Calpine Corp	5.00%	JPHQ	40,000		6/20/21	2,190	598	–	2,788	B
Electricite de France SA	1.00%	JPHQ	25,000	EUR	9/20/20	472	11	–	483	A-
EngieSA	1.00%	JPHQ	25,000	EUR	9/20/20	590	147	–	737	A-
Government of Mexico	1.00%	JPHQ	10,000		9/20/20	(164)	104	–	(60)	BBB+
OrangeSA	1.00%	JPHQ	25,000	EUR	9/20/20	387	263	–	650	BBB+
Sprint Communications Inc	5.00%	JPHQ	12,000		9/20/20	-	508	–	508	B
Traded Index
MCDX.NA.27	1.00%	CITI	50,000		12/20/21	513	–	(153)	360	Investment
										Grade
TotalOTCSwapContracts						$(80,050)	$3,226	$(18,504)	$(95,328)
TotalCreditDefaultSwapContracts						$(79,599)	$3,878	$(18,504)	$(94,225)
Netunrealizedappreciation(depreciation)								$(14,626)

22 Semiannual Report

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FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

Credit Default Swap Contracts (continued)

aIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
bBased on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
cThe Fund enters contracts to sell protection to create a long credit position. Performance triggers include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.

At October 31, 2016, the Fund had the following interest rate swap contracts outstanding. See Note 1(d).

Interest Rate Swap Contracts
				Unamortized
				Upfront
		Notional	Expiration	Payments/	Unrealized	Unrealized
Description	Exchange	Amount	Date	(Receipts)	Appreciation	Depreciation	Value
Centrally Cleared Swap Contracts
Receive Floating rate 3-month USD BBA LIBOR +
0.661%
Pay Fixed Semi-Annual 1.75%	LCH	$680,000	3/15/24	$(15,050)	$6,166	$—	$(8,884)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.75%	LCH	220,000	3/15/27	(2,506)	2,314	—	(192)
Total Interest Rate Swap Contracts				$(17,556)	$8,480	$—	$(9,076)
Net unrealized appreciation (depreciation)					$8,480

See Notes 6 and 8 regarding investment transactions and other derivative information, respectively.

See Abbreviations on page 40.

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FRANKLIN STRATEGIC SERIES

Financial Statements

Statement of Assets and Liabilities
October 31, 2016 (unaudited)

Franklin Flexible Alpha Bond Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$8,644,824
Cost - Non-controlled affiliates (Note 3f)	2,124,609
Total cost of investments	$10,769,433
Value - Unaffiliated issuers	$8,784,640
Value - Non-controlled affiliates (Note 3f)	2,124,609
Total value of investments	10,909,249
Foreign currency, at value (cost $90,001)	89,293
Receivables:
Capital shares sold	2,300
Interest	63,630
Affiliates	125,197
Due from brokers	78,226
OTC swap contracts (upfront payments $3,186)	6,335
Unrealized appreciation on OTC forward exchange contracts	21,996
Unrealized appreciation on OTC swap contracts	3,226
Other assets.	39,984
Total assets	11,339,436
Liabilities:
Payables:
Investment securities purchased	256,840
Capital shares redeemed	88
Distribution fees	153
Transfer agent fees	402
Professional fees.	48,466
Distributions to shareholders.	4,982
Variation margin	751
OTC swap contracts (upfront receipts $119,723)	86,385
Funds advanced by custodian	6,998
Options written, at value (premiums received $2,300)	1,830
Unrealized depreciation on OTC forward exchange contracts	4,187
Unrealized depreciation on OTC swap contracts	18,504
Accrued expenses and other liabilities	1,777
Total liabilities	431,363
Net assets, at value.	$10,908,073
Net assets consist of:
Paid-in capital.	$10,917,528
Undistributed net investment income	80,156
Net unrealized appreciation (depreciation)	144,259
Accumulated net realized gain (loss)	(233,870)
Net assets, at value.	$10,908,073

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FRANKLIN STRATEGIC SERIES
FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)
October 31, 2016 (unaudited)

Franklin Flexible Alpha Bond Fund

Class A:
Net assets, at value.	$10,355,597
Shares outstanding	1,040,116
Net asset value per share[a]	$9.96
Maximum offering price per share (net asset value per share ÷ 95.75%)	$10.40
Class C:
Net assets, at value.	$200,025
Shares outstanding	20,186
Net asset value and maximum offering price per share[a]	$9.91
Class R:
Net assets, at value.	$9,944
Shares outstanding	1,000
Net asset value and maximum offering price per share	$9.94
Class R6:
Net assets, at value.	$9,952
Shares outstanding	1,000
Net asset value and maximum offering price per share	$9.95
Advisor Class:
Net assets, at value.	$332,555
Shares outstanding	33,430
Net asset value and maximum offering price per share	$9.95

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FRANKLIN STRATEGIC SERIES
FINANCIAL STATEMENTS

Statement of Operations
for the six months ended October 31, 2016 (unaudited)

Franklin Flexible Alpha Bond Fund

Investment income:
Dividends	$4,000
Interest	120,802
Inflation principal adjustments	7,740
Total investment income	132,542
Expenses:
Management fees (Note 3a)	30,159
Distribution fees: (Note 3c)
Class C	741
Transfer agent fees: (Note 3e)
Class A	986
Class C	21
Class R	1
Advisor Class	32
Custodian fees (Note 4)	76
Reports to shareholders	7,671
Registration and filing fees	23,684
Professional fees	45,278
Amortization of offering costs.	57,328
Other	23,105
Total expenses	189,082
Expense reductions (Note 4)	(21)
Expenses waived/paid by affiliates (Note 3f and 3g)	(155,356)
Net expenses	33,705
Net investment income	98,837
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	1,299
Written options	14,622
Foreign currency transactions	(29,779)
Futures contracts	(17,455)
Swap contracts	(40,676)
Net realized gain (loss)	(71,989)
Net change in unrealized appreciation (depreciation) on:
Investments	13,341
Translation of other assets and liabilities
denominated in foreign currencies	59,776
Written options	(5,026)
Futures contracts	11,950
Swap contracts	12,410
Net change in unrealized appreciation (depreciation)	92,451
Net realized and unrealized gain (loss)	20,462
Net increase (decrease) in net assets resulting from operations	$119,299

26 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

	FRANKLIN STRATEGIC SERIES
	FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Franklin Flexible Alpha Bond Fund

	Six Months Ended
	October 31, 2016	Year Ended
	(unaudited)	April 30, 2016[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$98,837	$104,677
Net realized gain (loss)	(71,989)	(178,148)
Net change in unrealized appreciation (depreciation)	92,451	51,808
Net increase (decrease) in net assets resulting from operations	119,299	(21,663)
Distributions to shareholders from:
Net investment income:
Class A	(34,666)	(98,481)
Class C	(416)	(1,140)
Class R	(25)	(85)
Class R6	(34)	(105)
Advisor Class	(1,163)	(1,870)
Total distributions to shareholders	(36,304)	(101,681)
Capital share transactions: (Note 2)
Class A	76,933	10,322,042
Class C	(5,142)	204,600
Class R	—	10,000
Class R6	—	10,000
Advisor Class	(14,046)	344,035
Total capital share transactions	57,745	10,890,677
Net increase (decrease) in net assets	140,740	10,767,333
Net assets:
Beginning of period	10,767,333	—
End of period.	$10,908,073	$10,767,333
Undistributed net investment income included in net assets:
End of period.	$80,156	$17,623

aFor the period August 03, 2015 (commencement of operations) to April 30, 2016.

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FRANKLIN STRATEGIC SERIES

Notes to Financial Statements (unaudited)

Franklin Flexible Alpha Bond Fund

1. Organization and Significant Accounting Policies

Franklin Strategic Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of ten separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin Flexible Alpha Bond Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the

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FRANKLIN STRATEGIC SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a When-Issued and TBA Basis

The Fund purchases securities on a when-issued and to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to

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Semiannual Report 29

FRANKLIN STRATEGIC SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

d. Derivative Financial Instruments (continued)

fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counter-parties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into exchange traded financial futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the

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FRANKLIN STRATEGIC SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts are reflected in the Statement of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Statement of Operations.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

The Fund purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to interest rate, foreign exchange rate, credit risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Certain option contracts are marked-to-market daily and the daily change in fair value is accounted for as variation margin payable or receivable in the Statement of Assets and Liabilities. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss.

Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

See Notes 6 and 8 regarding investment transactions and other derivative information, respectively.

e. Mortgage Dollar Rolls

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

f. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

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FRANKLIN STRATEGIC SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

f. Income and Deferred Taxes (continued)

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of October 31, 2016, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

g. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Paydown gains and losses are recorded as an adjustment to interest income. Dividend income is recorded on the ex-dividend date. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

Net investment income, not including class specific expenses, is allocated daily to each class of shares based upon the relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as inflation principal adjustments in the Statement of Operations.

h. Offering Costs

Offering costs are amortized on a straight line basis over twelve months.

i. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

j. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

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FRANKLIN STRATEGIC SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

2. Shares of Beneficial Interest

At October 31, 2016, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	October 31, 2016		April 30, 2016[a]
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	8,236	$81,518	1,055,699	$10,552,738
Shares issued in reinvestment of distributions	137	1,361	319	3,152
Shares redeemed	(597)	(5,946)	(23,678)	(233,848)
Net increase (decrease)	7,776	$76,933	1,032,340	$10,322,042
Class C Shares:
Shares sold	10,183	$100,682	44,749	$442,689
Shares issued in reinvestment of distributions	42	415	108	1,064
Shares redeemed	(10,701)	(106,239)	(24,195)	(239,153)
Net increase (decrease)	(476)	$(5,142)	20,662	$204,600
Class R Shares:
Shares sold	—	$—	1,000	$10,000
Net increase (decrease)	—	$—	1,000	$10,000
Class R6 Shares:
Shares sold	—	$—	1,000	$10,000
Net increase (decrease)	—	$—	1,000	$10,000
Advisor Class Shares:
Shares sold	—	$—	45,294	$447,368
Shares issued in reinvestment of distributions	117	1,160	177	1,748
Shares redeemed	(1,534)	(15,206)	(10,624)	(105,081)
Net increase (decrease)	(1,417)	$(14,046)	34,847	$344,035

[a]For the period August 3, 2015 (commencement of operations) to April 30, 2016.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

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Semiannual Report 33

FRANKLIN STRATEGIC SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

3.	Transactions with Affiliates (continued)
a.	Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.550%	Up to and including $1 billion
0.500%	Over $1 billion, up to and including $5 billion
0.450%	Over $5 billion, up to and including $10 billion
0.445%	Over $10 billion, up to and including $15 billion
0.440%	Over $15 billion, up to and including $20 billion
0.435%	In excess of $20 billion

For the period ended October 31, 2016, the annualized effective investment management fee rate was 0.550% of the Fund’s average daily net assets.

Under a subadvisory agreement, FT Instituitional, an affiliate of Advisers, provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	0.65%
Class R	0.50%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated
brokers/dealers	$35
CDSC retained	$146

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FRANKLIN STRATEGIC SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended October 31, 2016, the Fund paid transfer agent fees of $1,040, of which $664 was retained by Investor Services.

f. Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended October 31, 2016, the Fund held investments in affiliated management investment companies as follows:

% of
Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio	2,033,538	1,465,607	(1,374,536)	2,124,609	$2,124,609	$ –	$ –	0.0%[a]

[a]Rounds to less than 0.1%.

g. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees, and acquired fund fees and expenses) for Class A, Class C, Class R and Advisor Class of the Fund do not exceed 0.85%, and Class R6 does not exceed 0.71% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until August 31, 2017.

h. Other Affiliated Transactions

At October 31, 2016, Franklin Resources, Inc. owned 91.1% of the Fund’s outstanding shares. Investment activities of this shareholder could have a material impact on the Fund.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended October 31, 2016, the custodian fees were reduced as noted in the the Statement of Operations.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any.

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Semiannual Report 35

FRANKLIN STRATEGIC SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

5. Income Taxes (continued)

At April 30, 2016, the capital loss carryforwards were as follows:

Capital loss carryforwards:
Short term.	$140,918
Long term	35,061
Total capital loss carryforwards	$175,979

At October 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$10,801,659

Unrealized appreciation	$187,185
Unrealized depreciation	(79,595)
Net unrealized appreciation (depreciation)	$107,590

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, bond discounts and premiums, and swaps.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended October 31, 2016, aggregated $4,473,295 and $4,474,265, respectively.

Transactions in options and swaptions written during the period ended October 31, 2016, were as follows:

	Options		Swaptions
	Notional		Notional
	Amount	Premiums	Amount	Premiums
Options outstanding at April 30, 2016	170,000	$2,609	1,300,000	$7,135
Options written	—	—	2,850,000	10,993
Options expired	(170,000)	(2,609)	(1,700,000)	(6,443)
Options exercised	—	—	—	—
Options closed	—	—	(1,600,000)	(9,385)
Options outstanding at October 31, 2016	—	$—	850,000	$2,300

See Notes 1(d) and 8 regarding derivative financial instruments and other derivative information, respectively.

7. Credit Risk

At October 31, 2016, the Fund had 13.3% of its portfolio invested in high yield or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

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FRANKLIN STRATEGIC SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

8. Other Derivative Information

At October 31, 2016, the Fund’s investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives
Derivative Contracts
Not Accounted for as	Statement of Assets and			Statement of Assets and
Hedging Instruments	Liabilities Location	Fair Value		Liabilities Location	Fair Value
Interest rate contracts	Investments in securities, at value	$16,587	[a]	Options written, at value	$—

	Variation margin	16,934	[b]	Variation margin	15,394	[b]
Foreign exchange contracts	Investments in securities, at value	81	[a]	Options written, at value	—
	Unrealized appreciation on OTC	21,996		Unrealized depreciation on OTC	4,187
	forward exchange contracts			forward exchange contracts

Credit contracts	Investments in securities, at value	4,464	[a]	Options written, at value	1,830

	Variation margin	652	[b]	Variation margin	—
	OTC swap contracts (premium	6,335		OTC swap contracts (premium	86,385
	paid)			received)
	Unrealized appreciation on OTC	3,226		Unrealized depreciation on OTC	18,504
	swap contracts			swap contracts
Totals		$70,275			$126,300

aPurchased option contracts are included in investments in securities, at value in the Statement of Assets and Liabilities.
bThis amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

For the period ended October 31, 2016, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

				Net Change in
				Unrealized
Derivative Contracts		Net Realized		Appreciation
Not Accounted for as	Statement of Operations	Gain (Loss) for	Statement of Operations	(Depreciation)
Hedging Instruments	Locations	the Period	Locations	for the Period
	Net realized gain (loss) from:		Net change in unrealized
			appreciation (depreciation) on:
Interest rate contracts.	Investments	$(21,564)[a]	Investments	$3,374	[a]
	Written options	700	Written options	(700)
	Futures contracts	(17,455)	Futures contracts	11,950
	Swap contracts	(21,635)	Swap contracts	15,644
Foreign exchange contracts	Investments	(6,158)[a]	Investments	4,555	[a]
	Written options	2,609	Written options	(2,560)
	Foreign currency transactions	(29,377)[b]	Translation of other assets	53,706	[b]
			and liabilities denominated
			in foreign currencies
Credit contracts	Investments	(23,543)[a]	Investments	118	[a]
	Written options	11,313	Written options	(1,766)
	Swap contracts	(19,041)	Swap contracts	(3,234)
Totals		$(124,151)		$81,087

aPurchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statement of Operations.
bForward exchange contracts are included in net realized gain (loss) from foreign currency transactions and net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies in the Statement of Operations.

For the period ended October 31, 2016, the average month end fair value of derivatives represented 1.2% of average month end net assets. The average month end number of open derivatives contracts for the period was 82.

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Semiannual Report 37

FRANKLIN STRATEGIC SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

8. Other Derivative Information (continued)

At October 31, 2016, the Fund’s OTC derivative assets and liabilities are as follows:

	Gross Amounts of
	Assets and Liabilities Presented
	in the Statement of Assets and Liabilities
	Assets[a]	Liabilities[a]
Derivatives
Forward exchange contracts	$21,996	$4,187
Options purchased.	21,044	—
Options written	—	1,830
Swap contracts	9,561	104,889
Total	$52,601	$110,906

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

At October 31, 2016, the Fund’s OTC derivative assets, which may be offset against the Fund’s OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Gross
	Amounts of	Financial	Financial
	Assets Presented in	Instruments	Instruments	Cash	Net Amount
	the Statement of	Available for	Collateral	Collateral	(Not less
	Assets and Liabilities	Offset	Received	Received	than zero)
Counterparty
BZWS.	$367	$(367)	$—	$—	$—
CITI	13,224	(13,224)	—	—	—
GSCO	2,050	(2,050)	—	—	—
JPHQ	22,006	(22,006)	—	—	—
RBS	8,342	(3,534)	—	—	4,808
UBSW	6,612	(653)	—	—	5,959
Total	$52,601	$(41,834)	$—	$—	$10,767

At October 31, 2016, the Fund’s OTC derivative liabilities, which may be offset against the Fund’s OTC derivative assets and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Gross
	Amounts of	Financial	Financial
	Liabilities Presented in	Instruments	Instruments	Cash	Net Amount
	the Statement of	Available for	Collateral	Collateral	(Not less
	Assets and Liabilities	Offset	Pledged	Pledged	than zero)
Counterparty
BZWS.	$44,375	$(367)	$—	$—	$44,008
CITI	22,368	(13,224)	—	—	9,144
GSCO	12,382	(2,050)	—	—	10,332
JPHQ	27,594	(22,006)	—	—	5,588
RBS	3,534	(3,534)	—	—	—
UBSW	653	(653)	—	—	—
Total	$110,906	$(41,834)	$—	$—	$69,072

See Notes 1(d) and 6 regarding derivative financial instruments and investment transactions, respectively.

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FRANKLIN STRATEGIC SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

See Abbreviations on page 40.

9. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 10, 2017. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended October 31, 2016, the Fund did not use the Global Credit Facility.

10. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

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Semiannual Report 39

FRANKLIN STRATEGIC SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

10. Fair Value Measurements (continued)

A summary of inputs used as of October 31, 2016, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Management Investment Companies	$164,578	$—	$—	$164,578
Corporate Bonds	—	4,039,267	—	4,039,267
Foreign Government and Agency Securities	—	266,240	—	266,240
U.S. Government and Agency Securities	—	587,585	—	587,585
Asset-Backed Securities and Commercial
Mortgage-Backed Securities.	—	2,925,459	—	2,925,459
Mortgage-Backed Securities	—	250,380	—	250,380
Municipal Bonds	—	529,999	—	529,999
Options Purchased	88	21,044	—	21,132
Short Term Investments	2,124,609	—	—	2,124,609
Total Investments in Securities	$2,289,275	$8,619,974	$—	$10,909,249

Other Financial Instruments:
Futures Contracts	$8,455	$—	$—	$8,455
Forward Exchange Contracts	—	21,996	—	21,996
Swap Contracts.	—	12,358	—	12,358
Total Other Financial Instruments	$8,455	$34,354	$—	$42,809

Liabilities:
Other Financial Instruments:
Options Written	$—	$1,830	$—	$1,830
Futures Contracts	15,394	—	—	15,394
Forward Exchange Contracts	—	4,187	—	4,187
Swap Contracts.	—	18,504	—	18,504
Total Other Financial Instruments	$15,394	$24,521	$—	$39,915

11. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Counterparty/Exchange		Currency		Selected Portfolio
BZWS	Barclays Bank PLC	EUR	Euro	BBA	British Bankers Association
CITI	Citigroup, Inc.	GBP	British Pound	CDO	Collateralized Debt Obligation
EUX	Eurex	IDR	Indonesian Rupiah	CLO	Collateralized Loan Obligation
GSCO	Goldman Sachs Group, Inc.	MXN	Mexican Peso	ETF	Exchange Traded Fund
ICE	Intercontinental Exchange	MYR	Malaysian Ringgit	FRN	Floating Rate Note
JPHQ	JP Morgan Chase & Co.	NZD	New Zealand Dollar	GO	General Obligation
LCH	LCH Clearnet LLC	USD	United States Dollar	LIBOR	London InterBank Offered Rate
RBS	Royal Bank of Scotland PLC			MFM	Multi-Family Mortgage
UBSW	UBS AG			SF	Single Family

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FRANKLIN STRATEGIC SERIES
FRANKLIN FLEXIBLE ALPHA BOND FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting
Policies and Procedures (Policies) that the Fund uses to
determine how to vote proxies relating to portfolio securities.
Shareholders may view the Fund’s complete Policies online at
franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request
to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street,
Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of
the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by
visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding the
operations of the Public Reference Room may be obtained by
calling (800) SEC-0330.

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FRANKLIN TEMPLETON INVESTMENTS

Semiannual Report
and Shareholder Letter
October 31, 2016

Franklin Strategic Income Fund

A SERIES OF FRANKLIN STRATEGIC SERIES

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Contents

Semiannual Report
Franklin Strategic Income Fund	3
Performance Summary	6
Your Fund’s Expenses	8
Consolidated Financial Highlights and Consolidated
Statement of Investments	9
Consolidated Financial Statements	37
Notes to Consolidated Financial Statements	41
Shareholder Information	57

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

2 Semiannual Report

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Semiannual Report

Franklin Strategic Income Fund

We are pleased to bring you Franklin Strategic Income Fund’s semiannual report for the period ended October 31, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks a high level of current income, with capital appreciation over the long term as a secondary objective. The Fund uses an active asset allocation process and under normal market conditions invests at least 65% of its assets in U.S. and foreign debt securities, including those in emerging markets. The Fund may invest in all varieties of fixed and floating rate income securities, including bonds, corporate loans (and loan participations), mortgage-backed securities and other asset-backed securities and convertible securities.

Performance Overview

The Fund’s Class A shares delivered a +4.70% cumulative total return for the six months under review. In comparison, the Bloomberg Barclays U.S. Aggregate Bond Index, which represents the U.S. investment-grade fixed rate taxable bond market, generated a +1.51% total return.1 The Lipper Multi-Sector Income Funds Classification Average, which consists of funds chosen by Lipper that seek current income by allocating assets among different fixed income securities sectors, with a significant portion rated below investment grade, produced a +3.83% total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The U.S. economy expanded during the six months under review. The economy grew at a faster pace in 2016’s third quarter than in 2016’s second and first quarters and 2015’s fourth quarter, mainly due to personal consumption expenditures, exports, private inventory investment, federal government spending and nonresidential fixed investment. Manufacturing conditions remained volatile but generally expanded, and the services sector continued to grow. The unemployment rate decreased slightly from 5.0% in April to 4.9% at period-end.3 Monthly retail sales were volatile but grew during most of the review period. Inflation, as measured by the Consumer Price Index, remained subdued for most of the period, and rose slightly toward period-end.

The U.S. Federal Reserve (Fed) kept its target interest rate at 0.25–0.50% at its September meeting. The Fed noted that although the case for raising rates has strengthened, it will wait for further evidence of continued progress toward its objectives.

The 10-year Treasury yield, which moves inversely to price, shifted throughout the period. It rose from 1.83% on April 29, 2016, to a period high of 1.88% on May 02, 2016. However, negative interest rates in Japan and Europe, and central banks’ purchases of government bonds pushed down the Treasury yield. The U.K.’s historic referendum to leave the European Union in June 2016 (also known as “Brexit”) also boosted safe haven buying by investors. The Treasury yield reached a period low of 1.37% in early July, and ended the period at 1.84%. The yield rose toward period-end, due to positive economic data and signals from the Fed on the possibility of an increase in interest rates in the near term.

Investment Strategy

We use an active asset allocation strategy to try to achieve the Fund’s investment goals. We use a top-down analysis of

1. Source: Morningstar.
2. Source: Lipper, a Thomson Reuters Company. For the six-month period ended October 31, 2016, this category consisted of 329 funds. Lipper calculations do not include sales charges or expense subsidization by a fund’s manager. Fund performance relative to the average may have differed if these or other factors had been considered.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
3. Source: Bureau of Labor Statistics.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Consolidated Statement of
Investments (SOI). The Consolidated SOI begins on page 14.

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Semiannual Report 3

FRANKLIN STRATEGIC INCOME FUND

Portfolio Composition*
Based on Total Net Assets
	10/31/16	4/30/16
High Yield Corporate Bonds & Preferred
Securities	26.1%	28.6%
Floating-Rate Loans	22.2%	21.1%
International Government & Agency Bonds	12.3%	14.5%
Investment-Grade Corporate Bonds & Preferred
Securities	17.1%	10.3%
Mortgage-Backed Securities	13.5%	8.5%
U.S. Treasury Securities	5.3%	4.2%
Commercial Mortgage-Backed Securities	2.4%	4.0%
Other	0.6%	1.4%
Municipal Bonds	0.9%	1.1%
Equities	0.7%	0.2%
Asset-Backed Securities	0.4%	0.1%
Convertible Securities	0.0%**	0.0%**
Short-Term Investments & Other Net Assets	-1.5%	6.0%

*Figures reflect certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors. The composition may not match the
SOI.
**Rounds to less than 0.1% of total net assets.

macroeconomic trends combined with a bottom-up fundamental analysis of market sectors, industries and issuers to try to take advantage of varying sector reactions to economic events. We regularly enter into various currency-related transactions involving derivative instruments, including currency and cross currency forwards, currency swaps, currency and currency index futures contracts and currency options. We may also enter into interest-rate and credit-related transactions involving derivative instruments, including interest-rate, fixed income total return and credit default swaps and interest rate and/or bond futures contracts.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date.

What is a futures contract?

A futures contract is an agreement between the Fund and a counterparty made through a U.S. or foreign futures exchange to buy or sell an underlying instrument or asset at a specific priceonafuturedate.

What are swap agreements?

Swap agreements, such as interest-rate, currency and credit default swaps, are contracts between the Fund and another party (the swap counterparty). In a basic swap transaction, the Fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) earned or realized on a particular “notional amount” of underlying instruments. The notional amount is the set amount selected by the parties as the basis on which to calculate the obligations that they have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given instruments or at given interest rates.

Whatisanoption?

An option is a contract to buy or sell a specific financial product known as the option’s underlying instrument at a specific price. The buyer of an option has the right, but not the obligation, to buy or sell the underlying instrument at or until a specified expiration date. Conversely, the seller (“writer”) of an option who opens a transaction is obligated to buy or sell the underlying instrument should the option holder exercise that right.

Manager’s Discussion

For global fixed income markets, the six months under review were generally characterized by low levels of volatility and an increase in risk appetite amid low and negative interest rates. Interest rates fluctuated with rates moving marginally higher on the short end of the U.S. Treasury yield curve and rising on the longer end.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest rate changes than a portfolio with a higher duration.

What is the yield curve?

The yield curve is a line that plots the interest rates, at a set point in time, of bonds having equal credit quality but differing maturity dates. The most frequently reported yield curve compares three-month, two-year and 30-year U.S. Treasury debt.

In this environment, many global fixed income sectors outpaced U.S. Treasuries on a duration-matched basis. Corporate credit, particularly high yield bonds and bank loans, were among the strongest performers, as were hard- and local-currency emerging market debt securities.

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FRANKLIN STRATEGIC INCOME FUND

Dividend Distributions*
5/1/16–10/31/16
		Dividend per Share (cents)
					Advisor
Month	Class A	Class C	Class R	Class R6	Class
May	2.45	2.13	2.25	2.77	2.65
June	2.55	2.24	2.36	2.86	2.74
July	2.26	1.95	2.06	2.59	2.46
August	1.28	0.96	1.09	1.60	1.48
September	1.12	0.80	0.92	1.44	1.32
October	0.91	0.61	0.72	1.22	1.10
Total	10.57	8.69	9.40	12.48	11.75

*The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income. All
Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

During the period, the Fund’s overweighted exposure to corporate credit provided a significant boost to performance and high yield corporate bonds were the primary contributor. The Fund’s shorter duration positioning on the U.S. and global yield curves benefited performance. The portfolio’s modest positions in agency mortgage-backed securities (MBS), commercial MBS (CMBS) and non-agency residential MBS also added to our results. Performance was also supported by our exposure to sovereign and non-U.S. dollar-denominated debt and municipal bonds. In contrast, our currency positions hurt performance. Our short Japanese yen exposure was a significant detractor, as the yen strengthened versus the U.S. dollar.

Corporate credit fundamentals remained generally supportive and technical conditions continued to be strong as the low interest-rate backdrop provided strong demand for corporate credit. We remained allocated across spread sectors, both corporate and securitized. Over the period, we increased our exposure to investment-grade corporate credit and the senior secured floating rate loan and Treasury inflation protected securities sectors.

We pared our allocation to high yield corporate bonds and also reduced exposure over the period to CMBS. We continued to find what we considered opportunities in global bond markets outside the U.S, and maintained exposure to international bonds and currencies.

Thank you for your continued participation in Franklin Strategic Income Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of October 31, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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Semiannual Report 5

FRANKLIN STRATEGIC INCOME FUND

Performance Summary as of October 31, 2016

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Performance as of 10/31/161

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 4.25% and the minimum is 0%. Class A: 4.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative	Average Annual	Average Annual
Share Class	Total Return[2]	Total Return[3]	Total Return (9/30/16)[4]
A
6-Month	+4.70%	+0.29%
1-Year	+5.26%	+0.78%	+2.23%
5-Year	+20.62%	+2.92%	+3.71%
10-Year	+66.89%	+4.80%	+4.89%
Advisor
6-Month	+4.82%	+4.82%
1-Year	+5.52%	+5.52%	+6.98%
5-Year	+22.24%	+4.10%	+4.87%
10-Year	+71.21%	+5.52%	+5.61%

	Distribution	30-Day Standardized Yield[6]
Share Class	Rate[5]	(with waiver) (without waiver)
A	2.79%	3.84%	3.78%
Advisor	3.16%	4.27%	4.21%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 7 for Performance Summary footnotes.

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			FRANKLIN STRATEGIC INCOME FUND
			PERFORMANCE SUMMARY

Total Annual Operating Expenses[7]
Share Class	With Waiver	Without Waiver
A	0.88%	0.92%
Advisor	0.63%	0.67%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. High yields reflect the higher credit risks associated with certain lower rated securities held in the portfolio. Floating rate loans and high yield corporate bonds are rated below investment grade and are subject to greater risk of default, which could result in loss of principal—a risk that may be heightened in a slowing economy. The risks of foreign securities include currency fluctuations and political uncertainty. Investing in derivative securities and the use of foreign currency techniques involve special risks as such may not achieve the anticipated benefits and/or may result in losses to the Fund. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through its current fiscal year-end. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Distribution rate is based on the sum of the respective class’s dividend distributions over the past six months and the maximum offering price (NAV for Advisor Class) per share on 10/31/16.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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Semiannual Report 7

FRANKLIN STRATEGIC INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

			Actual	Hypothetical
		(actual return after expenses)		(5% annual return before expenses)
			Expenses		Expenses	Net
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value 5/1/16	Value 10/31/16	5/1/16–10/31/16[1,2]	Value 10/31/16	5/1/16–10/31/16[1,2]	Ratio[2]
A	$1,000	$1,047.00	$4.18	$1,021.12	$4.13	0.81%
C	$1,000	$1,046.10	$6.19	$1,019.16	$6.11	1.20%
R	$1,000	$1,047.00	$5.47	$1,019.86	$5.40	1.06%
R6	$1,000	$1,050.10	$2.12	$1,023.14	$2.09	0.41%
Advisor	$1,000	$1,048.20	$2.89	$1,022.38	$2.85	0.56%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above–in the far right column–multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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FRANKLIN STRATEGIC SERIES

Consolidated Financial Highlights
Franklin Strategic Income Fund
	Six Months Ended
	October 31, 2016		Year Ended April 30,
	(unaudited)	2016	2015	2014	2013	2012
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.32	$10.04	$10.57	$10.86	$10.48	$10.68
Income from investment operations[a]:
Net investment income[b]	0.20	0.42	0.42	0.44	0.45	0.50
Net realized and unrealized gains (losses)	0.24	(0.74)	(0.30)	(0.18)	0.54	(0.10)
Total from investment operations	0.44	(0.32)	0.12	0.26	0.99	0.40
Less distributions from:
Net investment income and net foreign
currency gains.	(0.11)	(0.40)	(0.55)	(0.45)	(0.57)	(0.60)
Net realized gains	—	—	(0.10)	(0.10)	(0.04)	—
Total distributions	(0.11)	(0.40)	(0.65)	(0.55)	(0.61)	(0.60)
Net asset value, end of period	$9.65	$9.32	$10.04	$10.57	$10.86	$10.48

Total return[c]	4.70%	(3.14)%	1.16%	2.52%	9.70%	3.97%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	0.89%	0.88%	0.86%	0.86%	0.87%	0.89%
Expenses net of waiver and payments by
affiliates[e]	0.81%	0.84%	0.85%	0.86%[f]	0.87%	0.89%
Net investment income	4.12%	4.44%	4.03%	4.16%	4.21%	4.81%

Supplemental data
Net assets, end of period (000’s)	$4,264,538	$4,500,752	$5,242,844	$5,182,490	$4,966,834	$3,757,100
Portfolio turnover rate	86.52%	88.04%	72.51%	54.11%	47.27%	36.11%
Portfolio turnover rate excluding mortgage
dollar rolls[g]	62.45%	48.33%	49.36%	54.11%	44.33%	36.11%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.
gSee Note 1(h) regarding mortgage dollar rolls.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 9

FRANKLIN STRATEGIC SERIES
CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin Strategic Income Fund (continued)
	Six Months Ended
	October 31, 2016		Year Ended April 30,
	(unaudited)	2016	2015	2014	2013	2012
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.31	$10.04	$10.57	$10.85	$10.48	$10.68
Income from investment operations[a]:
Net investment income[b]	0.18	0.38	0.38	0.40	0.41	0.46
Net realized and unrealized gains (losses)	0.25	(0.75)	(0.30)	(0.17)	0.53	(0.10)
Total from investment operations	0.43	(0.37)	0.08	0.23	0.94	0.36
Less distributions from:
Net investment income and net foreign
currency gains.	(0.09)	(0.36)	(0.51)	(0.41)	(0.53)	(0.56)
Net realized gains	—	—	(0.10)	(0.10)	(0.04)	—
Total distributions	(0.09)	(0.36)	(0.61)	(0.51)	(0.57)	(0.56)
Net asset value, end of period	$9.65	$9.31	$10.04	$10.57	$10.85	$10.48

Total return[c]	4.61%	(3.64)%	0.76%	2.20%	9.17%	3.56%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	1.28%	1.28%	1.26%	1.26%	1.27%	1.29%
Expenses net of waiver and payments by
affiliates[e]	1.20%	1.24%	1.25%	1.26%[f]	1.27%	1.29%
Net investment income	3.73%	4.04%	3.63%	3.76%	3.81%	4.41%

Supplemental data
Net assets, end of period (000’s)	$1,548,807	$1,645,852	$2,070,739	$2,109,049	$2,108,962	$1,569,746
Portfolio turnover rate	86.52%	88.04%	72.51%	54.11%	47.27%	36.11%
Portfolio turnover rate excluding mortgage
dollar rolls[g]	62.45%	48.33%	49.36%	54.11%	44.33%	36.11%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.
gSee Note 1(h) regarding mortgage dollar rolls.

10 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

				FRANKLIN STRATEGIC SERIES
			CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin Strategic Income Fund (continued)
	Six Months Ended
	October 31, 2016		Year Ended April 30,
	(unaudited)	2016	2015	2014	2013	2012
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.28	$10.01	$10.54	$10.82	$10.45	$10.65
Income from investment operations[a]:
Net investment income[b]	0.19	0.39	0.39	0.41	0.42	0.47
Net realized and unrealized gains (losses)	0.24	(0.74)	(0.29)	(0.17)	0.53	(0.10)
Total from investment operations	0.43	(0.35)	0.10	0.24	0.95	0.37
Less distributions from:
Net investment income and net foreign
currency gains.	(0.09)	(0.38)	(0.53)	(0.42)	(0.54)	(0.57)
Net realized gains	—	—	(0.10)	(0.10)	(0.04)	—
Total distributions	(0.09)	(0.38)	(0.63)	(0.52)	(0.58)	(0.57)
Net asset value, end of period	$9.62	$9.28	$10.01	$10.54	$10.82	$10.45

Total return[c]	4.70%	(3.50)%	0.91%	2.36%	9.36%	3.72%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	1.14%	1.13%	1.11%	1.11%	1.12%	1.14%
Expenses net of waiver and payments by
affiliates[e]	1.06%	1.09%	1.10%	1.11%[f]	1.12%	1.14%
Net investment income	3.87%	4.19%	3.78%	3.91%	3.96%	4.56%

Supplemental data
Net assets, end of period (000’s)	$168,960	$181,671	$223,758	$227,359	$260,647	$249,662
Portfolio turnover rate	86.52%	88.04%	72.51%	54.11%	47.27%	36.11%
Portfolio turnover rate excluding mortgage
dollar rolls[g]	62.45%	48.33%	49.36%	54.11%	44.33%	36.11%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.
gSee Note 1(h) regarding mortgage dollar rolls.

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FRANKLIN STRATEGIC SERIES
CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin Strategic Income Fund (continued)
	Six Months Ended
	October 31, 2016	Year Ended April 30,
	(unaudited)	2016	2015	2014 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.33	$10.05	$10.58	$10.87
Income from investment operations[b]:
Net investment income[c]	0.22	0.46	0.46	0.49
Net realized and unrealized gains (losses)	0.24	(0.74)	(0.30)	(0.19)
Total from investment operations	0.46	(0.28)	0.16	0.30
Less distributions from:
Net investment income and net foreign currency gains	(0.12)	(0.44)	(0.59)	(0.49)
Net realized gains	—	—	(0.10)	(0.10)
Total distributions	(0.12)	(0.44)	(0.69)	(0.59)
Net asset value, end of period	$9.67	$9.33	$10.05	$10.58

Total return[d]	5.01%	(2.76)%	1.54%	2.90%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	0.49%	0.49%	0.48%	0.48%
Expenses net of waiver and payments by affiliates[f]	0.41%	0.45%	0.47%	0.48%[g]
Net investment income	4.52%	4.83%	4.41%	4.54%

Supplemental data
Net assets, end of period (000’s)	$515,589	$286,503	$253,929	$247,007
Portfolio turnover rate.	86.52%	88.04%	72.51%	54.11%
Portfolio turnover rate excluding mortgage dollar rolls[h]	62.45%	48.33%	49.36%	54.11%

aFor the year May 1, 2013 (effective date) to April 30, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.
gBenefit of waiver and payments by affiliates rounds to less than 0.01%.
hSee Note 1(h) regarding mortgage dollar rolls.

12 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

				FRANKLIN STRATEGIC SERIES
			CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin Strategic Income Fund (continued)
	Six Months Ended
	October 31, 2016		Year Ended April 30,
	(unaudited)	2016	2015	2014	2013	2012
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.33	$10.05	$10.58	$10.86	$10.49	$10.69
Income from investment operations[a]:
Net investment income[b]	0.21	0.44	0.44	0.47	0.48	0.53
Net realized and unrealized gains (losses)	0.24	(0.74)	(0.29)	(0.17)	0.53	(0.10)
Total from investment operations	0.45	(0.30)	0.15	0.30	1.01	0.43
Less distributions from:
Net investment income and net foreign
currency gains.	(0.12)	(0.42)	(0.58)	(0.48)	(0.60)	(0.63)
Net realized gains	—	—	(0.10)	(0.10)	(0.04)	—
Total distributions	(0.12)	(0.42)	(0.68)	(0.58)	(0.64)	(0.63)
Net asset value, end of period	$9.66	$9.33	$10.05	$10.58	$10.86	$10.49

Total return[c]	4.82%	(2.89)%	1.41%	2.87%	9.87%	4.22%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	0.64%	0.63%	0.61%	0.61%	0.62%	0.64%
Expenses net of waiver and payments by
affiliates[e]	0.56%	0.59%	0.60%	0.61%[f]	0.62%	0.64%
Net investment income	4.37%	4.69%	4.28%	4.41%	4.46%	5.06%

Supplemental data
Net assets, end of period (000’s)	$977,538	$904,899	$1,130,796	$1,010,755	$956,001	$713,659
Portfolio turnover rate	86.52%	88.04%	72.51%	54.11%	47.27%	36.11%
Portfolio turnover rate excluding mortgage
dollar rolls[g]	62.45%	48.33%	49.36%	54.11%	44.33%	36.11%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.
gSee Note 1(h) regarding mortgage dollar rolls.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 13

FRANKLIN STRATEGIC SERIES

Consolidated Statement of Investments, October 31, 2016 (unaudited)
Franklin Strategic Income Fund
		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests 0.7%
Consumer Services 0.3%
[a,b,c] Turtle Bay Resort	United States	5,579,939	$19,356,810
Energy 0.3%
[a,d] Halcon Resources Corp	United States	955,276	7,652,069
[a] Halcon Resources Corp., wts., 9/09/20	United States	75,770	191,698
[a] Midstates Petroleum Co. Inc	United States	6,826	128,124
[a] Midstates Petroleum Co. Inc., wts., 4/21/20	United States	48,362	—
[a] Penn Virginia Corp	United States	82,902	3,398,982
[a,e] Penn Virginia Corp., 144A	United States	103,574	4,246,534
[a] W&T Offshore Inc	United States	1,872,200	2,714,690
[a,d] Warrior Met Coal LLC, A	United States	15,189	3,417,525
			21,749,622
Materials 0.0%†
[a] Verso Corp., A	United States	38,905	238,877
[a] Verso Corp., wts., 7/25/23	United States	4,095	—
			238,877
Transportation 0.0%†
[a,f] CEVA Holdings LLC	United States	1,570	313,994
Utilities 0.1%
[a] Vistra Energy Corp	United States	513,780	7,809,449
Total Common Stocks and Other Equity Interests
(Cost $128,074,570)			49,468,752

Management Investment Companies 9.0%
Diversified Financials 9.0%
[g] Franklin Lower Tier Floating Rate Fund	United States	37,387,579	388,456,948
[g] Franklin Middle Tier Floating Rate Fund	United States	28,458,483	286,292,336
Total Management Investment Companies
(Cost $657,471,286)			674,749,284

Convertible Preferred Stocks 0.0%†
Transportation 0.0%†
[a,f] CEVA Holdings LLC, cvt. pfd., A-1	United States	62	17,050
[a,f] CEVA Holdings LLC, cvt. pfd., A-2	United States	3,399	679,712
Total Convertible Preferred Stocks
(Cost $5,149,789)			696,762

		Principal
		Amount*

Corporate Bonds 43.6%
Automobiles & Components 1.0%
Fiat Chrysler Automobiles NV, senior note, 5.25%, 4/15/23	United Kingdom	35,000,000	35,853,125
Ford Motor Credit Co. LLC, senior note, 3.096%, 5/04/23	United States	25,400,000	25,450,419
The Goodyear Tire & Rubber Co.,
senior bond, 5.00%, 5/31/26	United States	9,400,000	9,470,500
senior note, 5.125%, 11/15/23	United States	5,400,000	5,602,500
			76,376,544

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FRANKLIN STRATEGIC SERIES

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Banks 4.8%
Bank of America Corp.,
senior note, 6.40%, 8/28/17	United States	10,000,000		$10,403,790
senior note, 7.75%, 4/30/18	United States	3,700,000	GBP	4,962,587
senior note, 5.65%, 5/01/18	United States	5,000,000		5,290,605
senior note, 3.50%, 4/19/26	United States	54,000,000		55,501,794
Capital One Financial Corp., senior note, 3.20%, 2/05/25	United States	16,500,000		16,740,339
CIT Group Inc.,
senior note, 5.375%, 5/15/20	United States	6,900,000		7,391,625
senior note, 5.00%, 8/15/22	United States	18,000,000		19,310,040
Citigroup Inc.,
senior note, 3.875%, 10/25/23	United States	20,000,000		21,309,600
senior note, 3.30%, 4/27/25	United States	2,500,000		2,547,925
senior note, 3.40%, 5/01/26	United States	31,300,000		31,901,555
sub. bond, 5.50%, 9/13/25	United States	10,000,000		11,287,490
sub. note, 4.05%, 7/30/22.	United States	5,000,000		5,292,225
JPMorgan Chase & Co.,
[h] junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter, Perpetual .	United States	10,000,000		10,425,000
[h] junior sub. bond, X, 6.10% to 10/01/24, FRN thereafter, Perpetual.	United States	5,000,000		5,260,750
senior bond, 3.30%, 4/01/26	United States	10,000,000		10,204,690
senior bond, 3.20%, 6/15/26	United States	15,000,000		15,179,610
senior note, 4.25%, 10/15/20	United States	10,000,000		10,804,720
senior note, 3.25%, 9/23/22	United States	5,000,000		5,203,590
sub. note, 3.375%, 5/01/23	United States	10,000,000		10,275,330
sub. note, 3.875%, 9/10/24	United States	10,000,000		10,465,170
Royal Bank of Scotland Group PLC,
sub. note, 6.125%, 12/15/22	United Kingdom	10,000,000		10,576,850
sub. note, 5.125%, 5/28/24	United Kingdom	2,600,000		2,578,108
Wells Fargo & Co.,
[h] junior sub. bond, S, 5.90% to 6/15/24, FRN thereafter, Perpetual	United States	21,000,000		21,997,500
senior note, 2.60%, 7/22/20	United States	10,000,000		10,197,300
senior note, 3.00%, 4/22/26	United States	44,000,000		43,833,592
				358,941,785
Capital Goods 0.7%
[e] Cortes NP Acquisition Corp., senior note, 144A, 9.25%, 10/15/24	United States	16,900,000		17,787,250
[f,i] Erickson Air-Crane Inc., Purchase Price Notes, 6.00%, 11/02/20	United States	790,098		82,649
Meritor Inc., senior note, 6.75%, 6/15/21	United States	4,000,000		4,090,000
Navistar International Corp., senior bond, 8.25%, 11/01/21	United States	11,400,000		11,214,750
TransDigm Inc.,
senior sub. bond, 6.50%, 7/15/24	United States	4,000,000		4,230,000
senior sub. bond, 6.50%, 5/15/25	United States	2,500,000		2,621,875
[e] senior sub. bond, 144A, 6.375%, 6/15/26	United States	10,000,000		10,293,800
senior sub. note, 6.00%, 7/15/22	United States	4,000,000		4,195,000
				54,515,324
Commercial & Professional Services 0.3%
United Rentals North America Inc., senior bond, 5.875%, 9/15/26	United States	20,500,000		20,983,800
Consumer Durables & Apparel 0.7%
[e] Hanesbrands Inc., senior bond, 144A, 4.875%, 5/15/26	United States	15,100,000		15,439,750
KB Home,
senior bond, 7.50%, 9/15/22	United States	5,000,000		5,437,500
senior note, 7.00%, 12/15/21	United States	10,000,000		10,812,500

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Semiannual Report 15

FRANKLIN STRATEGIC SERIES

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Consumer Durables & Apparel (continued)
PulteGroup Inc., senior bond, 5.00%, 1/15/27	United States	24,600,000		$24,507,750
				56,197,500
Consumer Services 1.9%
[e] 1011778 BC ULC/New Red Finance Inc., secured note, second lien,
144A, 6.00%, 4/01/22	Canada	20,000,000		20,970,000
GLP Capital LP/GLP Financing II Inc., senior note, 5.375%, 4/15/26	United States	6,100,000		6,481,250
[e] International Game Technology PLC,
senior secured bond, 144A, 6.50%, 2/15/25	United States	13,200,000		14,388,000
senior secured note, 144A, 6.25%, 2/15/22	United States	20,500,000		21,832,500
[e] KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
senior note, 144A, 5.00%, 6/01/24.	United States	8,900,000		9,167,000
senior note, 144A, 5.25%, 6/01/26.	United States	9,100,000		9,509,500
Marriott International Inc., senior bond, 3.75%, 10/01/25	United States	30,000,000		31,537,950
[e] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond,
144A, 5.50%, 3/01/25	United States	13,700,000		13,768,500
[e] Wynn Macau Ltd., senior note, 144A, 5.25%, 10/15/21	Macau	12,700,000		12,763,500
				140,418,200
Diversified Financials 2.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
senior note, 4.625%, 10/30/20	Netherlands	5,800,000		6,112,910
senior note, 5.00%, 10/01/21	Netherlands	10,600,000		11,342,318
senior note, 4.625%, 7/01/22	Netherlands	9,100,000		9,574,337
The Goldman Sachs Group Inc.,
senior note, 3.50%, 1/23/25	United States	33,800,000		34,737,071
senior note, 3.75%, 2/25/26	United States	15,000,000		15,654,210
[e] Lincoln Finance Ltd., senior secured note, 144A, 6.875%, 4/15/21	Netherlands	8,400,000	EUR	10,051,467
Morgan Stanley,
senior note, 3.875%, 1/27/26	United States	43,100,000		45,520,884
sub. bond, 3.95%, 4/23/27	United States	10,000,000		10,291,090
Navient Corp.,
senior note, 5.875%, 3/25/21	United States	5,000,000		5,025,000
senior note, 6.625%, 7/26/21	United States	8,000,000		8,080,000
senior note, 6.125%, 3/25/24	United States	10,000,000		9,200,000
[e] Transurban Finance Co. Pty. Ltd., 144A, 3.375%, 3/22/27	Australia	11,400,000		11,308,344
				176,897,631
Energy 4.5%
Access Midstream Partner LP/ACMP Finance Corp., senior note,
6.125%, 7/15/22	United States	7,300,000		7,515,299
[i] BreitBurn Energy Partners LP/BreitBurn Finance Corp., senior bond,
7.875%, 4/15/22	United States	25,000,000		16,875,000
[e] California Resources Corp., secured note, second lien, 144A, 8.00%,
12/15/22	United States	7,852,000		5,358,990
[e] Calumet Specialty Products Partners LP/Calumet Finance Corp.,
senior note, 144A, 11.50%, 1/15/21	United States	8,900,000		10,079,250
CGG SA,
senior note, 6.50%, 6/01/21	France	8,600,000		4,386,000
senior note, 6.875%, 1/15/22	France	6,100,000		3,080,500

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FRANKLIN STRATEGIC SERIES

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Energy (continued)
[i] Chaparral Energy Inc.,
senior bond, 8.25%, 9/01/21	United States	8,000,000	$6,280,000
senior bond, 7.625%, 11/15/22	United States	1,400,000	1,092,000
senior note, 9.875%, 10/01/20	United States	5,000,000	3,925,000
[c,i] CHC Helicopter SA,
senior note, 9.375%, 6/01/21	Canada	5,000,000	1,025,500
senior secured note, first lien, 9.25%, 10/15/20	Canada	20,001,600	9,950,796
[e] Cheniere Corpus Christi Holdings LLC, senior secured note, 144A,
7.00%, 6/30/24	United States	8,800,000	9,372,000
CONSOL Energy Inc., senior note, 5.875%, 4/15/22	United States	20,000,000	18,508,000
Energy Transfer Equity LP, senior note, first lien, 7.50%, 10/15/20	United States	11,000,000	12,045,000
Energy Transfer Partners LP, senior note, 5.20%, 2/01/22	United States	10,000,000	10,973,580
[i] Energy XXI Gulf Coast Inc.,
[f] senior note, 9.25%, 12/15/17	United States	15,000,000	1,425,000
senior note, 7.50%, 12/15/21	United States	2,100,000	204,750
[f] senior note, 6.875%, 3/15/24	United States	10,000,000	975,000
[e] senior secured note, second lien, 144A, 11.00%, 3/15/20	United States	5,000,000	2,275,000
[e] EnQuest PLC, senior note, 144A, 7.00%, 4/15/22.	United Kingdom	11,200,000	6,757,800
[e,j] Gaz Capital SA (OJSC Gazprom), loan participation, senior note,
144A, 3.85%, 2/06/20	Russia	20,000,000	20,081,100
[e] Kinder Morgan Finance Co. LLC, senior secured note, 144A, 6.00%,
1/15/18	United States	17,000,000	17,794,155
Kinder Morgan Inc.,
senior note, 7.00%, 6/15/17	United States	3,500,000	3,617,019
senior note, 6.50%, 9/15/20	United States	9,000,000	10,177,443
[e,i] Linn Energy LLC/Finance Corp., senior secured note, second lien,
144A, 12.00%, 12/15/20	United States	6,700,000	4,723,500
[e] LUKOIL International Finance BV, senior note, 144A, 4.563%, 4/24/23 .	Russia	20,500,000	20,877,405
Martin Midstream Partners LP/Martin Midstream Finance Corp., senior
note, 7.25%, 2/15/21	United States	20,000,000	19,250,000
PBF Holding Co. LLC, first lien, 8.25%, 2/15/20	United States	18,000,000	18,450,000
Regency Energy Partners LP/Regency Energy Finance Corp.,
senior bond, 5.50%, 4/15/23	United States	5,000,000	5,155,185
senior note, 5.875%, 3/01/22	United States	1,300,000	1,457,784
senior note, 5.00%, 10/01/22	United States	10,000,000	10,745,420
Sabine Pass Liquefaction LLC,
first lien, 5.625%, 2/01/21.	United States	20,000,000	21,200,000
first lien, 5.625%, 4/15/23.	United States	6,200,000	6,618,500
senior secured note, first lien, 5.625%, 3/01/25	United States	5,000,000	5,306,250
[c] Sanchez Energy Corp., senior note, 6.125%, 1/15/23	United States	6,000,000	5,160,000
[e,k] W&T Offshore Inc.,
second lien, 144A, PIK, 9.00%, 5/15/20	United States	4,950,000	3,172,530
senior secured note, third lien, 144A, PIK, 8.50%, 6/15/21	United States	4,400,000	1,777,340
Weatherford International Ltd.,
senior note, 7.75%, 6/15/21	United States	9,000,000	9,123,750
senior note, 8.25%, 6/15/23	United States	10,500,000	10,893,750
[e] Woodside Finance Ltd., senior note, 144A, 3.70%, 9/15/26	Australia	12,500,000	12,523,937
			340,209,533

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FRANKLIN STRATEGIC SERIES

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Food & Staples Retailing 0.9%
[e] Cencosud SA,
senior note, 144A, 4.875%, 1/20/23.	Chile	8,600,000	$9,089,469
senior note, 144A, 5.15%, 2/12/25.	Chile	7,600,000	8,088,224
Kroger Co., senior bond, 2.65%, 10/15/26	United States	15,300,000	14,914,012
Walgreens Boots Alliance Inc., senior note, 3.80%, 11/18/24	United States	30,000,000	31,730,490
			63,822,195
Food, Beverage & Tobacco 1.5%
Anheuser-Busch InBev Finance Inc., senior note, 3.30%, 2/01/23	Belgium	15,700,000	16,441,197
[e] Imperial Brands Finance PLC, senior note, 144A, 3.50%, 2/11/23	United Kingdom	25,400,000	26,238,010
[e] JBS USA LLC/Finance Inc.,
senior bond, 144A, 5.875%, 7/15/24	United States	6,800,000	6,868,000
senior note, 144A, 8.25%, 2/01/20.	United States	11,000,000	11,357,500
senior note, 144A, 5.75%, 6/15/25.	United States	5,000,000	4,925,000
Kraft Heinz Foods Co., senior bond, 3.00%, 6/01/26	United States	25,400,000	25,209,068
[e] Post Holdings Inc.,
senior note, 144A, 6.00%, 12/15/22.	United States	10,000,000	10,587,500
senior note, 144A, 7.75%, 3/15/24.	United States	9,000,000	9,936,000
			111,562,275
Health Care Equipment & Services 1.8%
Centene Corp., senior note, 4.75%, 5/15/22.	United States	12,000,000	12,240,000
CHS/Community Health Systems Inc.,
senior note, 8.00%, 11/15/19	United States	6,200,000	5,425,000
senior note, 7.125%, 7/15/20	United States	6,000,000	4,890,000
senior note, 6.875%, 2/01/22	United States	8,300,000	6,225,000
DaVita Inc.,
senior bond, 5.125%, 7/15/24	United States	10,000,000	9,768,750
senior bond, 5.00%, 5/01/25	United States	9,300,000	8,997,750
HCA Inc.,
senior bond, 5.875%, 5/01/23	United States	15,000,000	15,937,500
senior bond, 5.875%, 2/15/26	United States	3,000,000	3,157,500
senior note, 7.50%, 2/15/22	United States	5,000,000	5,700,000
senior secured bond, first lien, 5.875%, 3/15/22	United States	10,000,000	11,025,000
senior secured bond, first lien, 5.25%, 4/15/25	United States	10,000,000	10,500,000
[e] MPH Acquisition Holdings LLC, senior note, 144A, 7.125%, 6/01/24	United States	4,100,000	4,396,840
Stryker Corp., senior bond, 3.50%, 3/15/26	United States	4,800,000	5,009,683
Tenet Healthcare Corp.,
senior note, 5.00%, 3/01/19	United States	6,700,000	6,515,750
senior note, 5.50%, 3/01/19	United States	15,300,000	15,032,250
senior note, 8.125%, 4/01/22	United States	5,000,000	4,912,500
senior note, 6.75%, 6/15/23	United States	2,700,000	2,484,000
			132,217,523
Household & Personal Products 0.3%
The Procter & Gamble Co., senior note, 2.45%, 11/03/26	United States	19,000,000	18,973,210
Insurance 1.0%
MetLife Inc.,
senior note, 3.60%, 4/10/24	United States	24,200,000	25,669,521
senior note, 3.00%, 3/01/25	United States	2,400,000	2,438,659

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CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Insurance (continued)
[e] Nippon Life Insurance Co., sub. bond, 144A, 5.10% to 10/16/24, FRN
thereafter, 10/16/44	Japan	35,000,000		$38,378,375
Prudential Financial Inc., 3.50%, 5/15/24.	United States	9,900,000		10,397,901
				76,884,456
Materials 4.7%
ArcelorMittal,
senior note, 6.50%, 3/01/21	France	17,600,000		19,372,936
senior note, 6.125%, 6/01/25	France	2,700,000		2,970,000
[e,k] ARD Finance SA, senior secured note, 144A, PIK, 7.125%, 9/15/23	Luxembourg	1,300,000		1,293,500
[e] Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc.,
senior note, 144A, 7.00%, 11/15/20.	Luxembourg	1,764,706		1,826,471
senior note, 144A, 6.75%, 1/31/21.	Luxembourg	2,400,000		2,478,000
senior note, 144A, 6.00%, 6/30/21.	Luxembourg	5,100,000		5,253,000
[l] senior secured note, 144A, FRN, 3.85%, 12/15/19	Luxembourg	8,700,000		8,863,125
[e] Barminco Finance Pty. Ltd., senior note, 144A, 9.00%, 6/01/18	Australia	15,000,000		15,270,375
[e] Cemex Finance LLC, senior secured note, first lien, 144A, 6.00%,
4/01/24	Mexico	5,800,000		6,033,827
[e] Cemex SAB de CV,
first lien, 144A, 5.70%, 1/11/25	Mexico	15,000,000		15,319,725
senior secured bond, first lien, 144A, 6.125%, 5/05/25.	Mexico	4,000,000		4,154,620
[e] Ceramtec Group GmbH, senior note, 144A, 8.25%, 8/15/21	Germany	11,900,000	EUR	13,901,793
The Chemours Co., senior note, 6.625%, 5/15/23	United States	21,000,000		20,475,000
[e] First Quantum Minerals Ltd.,
senior note, 144A, 6.75%, 2/15/20.	Canada	7,500,000		7,218,750
senior note, 144A, 7.00%, 2/15/21.	Canada	10,000,000		9,600,000
Freeport-McMoRan Inc., senior note, 4.55%, 11/14/24	United States	26,000,000		23,903,750
[e] Glencore Finance Canada Ltd., senior bond, 144A, 4.95%, 11/15/21	Switzerland	13,300,000		14,180,300
[e] Glencore Funding LLC,
senior note, 144A, 4.125%, 5/30/23.	Switzerland	5,000,000		4,969,580
senior note, 144A, 4.625%, 4/29/24.	Switzerland	2,500,000		2,549,200
[e] INVISTA Finance LLC, senior secured note, 144A, 4.25%, 10/15/19	United States	30,000,000		30,221,670
LYB International Finance BV, senior note, 4.00%, 7/15/23	United States	25,400,000		27,234,515
[e] Novelis Corp., senior bond, 144A, 5.875%, 9/30/26	United States	12,400,000		12,586,000
[e] Owens-Brockway Glass Container Inc.,
senior note, 144A, 5.00%, 1/15/22.	United States	7,800,000		8,190,000
senior note, 144A, 5.875%, 8/15/23.	United States	12,500,000		13,343,750
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds
Group Issuer Luxembourg SA,
first lien, 5.75%, 10/15/20.	United States	6,600,000		6,781,698
[e] first lien, 144A, 5.125%, 7/15/23	United States	5,900,000		6,051,188
[e] senior note, 144A, 7.00%, 7/15/24.	United States	2,600,000		2,783,625
senior note, 8.2, 8.25%, 2/15/21	United States	10,000,000		10,455,000
[e,l] senior secured note, first lien, 144A, FRN, 4.38%, 7/15/21	United States	6,500,000		6,646,250
[e] Sealed Air Corp.,
senior bond, 144A, 5.125%, 12/01/24	United States	11,300,000		12,034,500
senior bond, 144A, 5.50%, 9/15/25	United States	2,600,000		2,778,750
senior note, 144A, 4.875%, 12/01/22	United States	11,300,000		12,020,375
Steel Dynamics Inc.,
senior bond, 5.50%, 10/01/24	United States	9,700,000		10,257,750
senior note, 5.125%, 10/01/21	United States	9,200,000		9,637,000
				350,656,023

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FRANKLIN STRATEGIC SERIES

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Media 4.8%
21st Century Fox America Inc., senior note, 3.00%, 9/15/22	United States	6,100,000		$6,305,466
[e] Altice U.S. Finance I Corp., senior secured bond, 144A, 5.50%,
5/15/26	United States	22,000,000		22,495,000
AMC Networks Inc., senior note, 5.00%, 4/01/24	United States	12,500,000		12,703,125
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.25%, 9/30/22	United States	15,000,000		15,656,250
[e] senior bond, 144A, 5.375%, 5/01/25	United States	13,000,000		13,390,000
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	United States	3,000,000		3,015,000
senior note, 6.50%, 11/15/22	United States	5,000,000		5,120,000
senior sub. note, 7.625%, 3/15/20	United States	900,000		850,500
senior sub. note, 7.625%, 3/15/20	United States	6,400,000		6,224,000
CSC Holdings LLC, senior note, 6.75%, 11/15/21	United States	22,000,000		23,210,000
DISH DBS Corp.,
senior bond, 5.00%, 3/15/23	United States	10,000,000		9,875,000
senior note, 6.75%, 6/01/21	United States	4,000,000		4,307,520
senior note, 5.875%, 7/15/22	United States	3,000,000		3,120,000
senior note, 5.875%, 11/15/24	United States	5,000,000		5,053,125
Gannett Co. Inc.,
senior bond, 6.375%, 10/15/23	United States	12,000,000		12,735,000
[e] senior bond, 144A, 5.50%, 9/15/24	United States	2,800,000		2,880,500
senior note, 5.125%, 7/15/20	United States	9,800,000		10,204,250
iHeartCommunications Inc.,
senior secured bond, first lien, 9.00%, 3/01/21	United States	23,800,000		17,106,250
senior secured note, first lien, 9.00%, 9/15/22.	United States	8,100,000		5,781,375
[e] Nextstar Escrow Corp., senior note, 144A, 5.625%, 8/01/24	United States	21,300,000		21,193,500
[e] Sirius XM Radio Inc.,
senior bond, 144A, 6.00%, 7/15/24	United States	14,600,000		15,530,750
senior bond, 144A, 5.375%, 4/15/25	United States	10,000,000		10,250,000
Time Warner Cable LLC, senior note, 4.00%, 9/01/21	United States	15,600,000		16,358,410
Time Warner Inc., senior bond, 2.95%, 7/15/26	United States	25,400,000		25,102,109
[e] Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
senior secured bond, first lien, 144A, 5.75%, 1/15/23	Germany	2,997,000	EUR	3,509,390
senior secured note, first lien, 144A, 5.625%, 4/15/23	Germany	1,520,000	EUR	1,777,668
[e] Unitymedia KabelBW GmbH, senior bond, 144A, 6.125%, 1/15/25	Germany	18,000,000		18,877,500
[e] Univision Communications Inc., senior secured note, first lien, 144A,
5.125%, 2/15/25	United States	25,000,000		25,156,250
[e] Virgin Media Finance PLC, senior bond, 144A, 6.375%, 10/15/24.	United Kingdom	9,600,000	GBP	12,191,299
[e] Virgin Media Secured Finance PLC,
senior secured bond, first lien, 144A, 5.50%, 1/15/25	United Kingdom	14,000,000		14,402,500
senior secured note, first lien, 144A, 5.375%, 4/15/21	United Kingdom	3,870,000		4,015,125
[e] Ziggo Secured Finance BV, senior secured bond, 144A, 4.25%,
1/15/27	Netherlands	8,600,000	EUR	9,439,790
				357,836,652
Pharmaceuticals, Biotechnology & Life Sciences 1.9%
Actavis Funding SCS, senior bond, 3.80%, 3/15/25	United States	25,000,000		26,017,125
Baxalta Inc., senior note, 4.00%, 6/23/25	United States	30,000,000		31,468,500
Biogen Inc., senior note, 3.625%, 9/15/22	United States	14,900,000		15,903,575
[e] Endo Finance LLC/Endo Ltd./Endo Finco Inc.,
senior bond, 144A, 6.00%, 2/01/25	United States	11,900,000		10,085,250
senior note, 144A, 6.00%, 7/15/23.	United States	5,000,000		4,350,000

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FRANKLIN STRATEGIC SERIES

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Pharmaceuticals, Biotechnology & Life Sciences (continued)
Gilead Sciences Inc., senior bond, 3.65%, 3/01/26	United States	22,200,000		$23,307,580
[e] Jaguar Holding Co. II/Pharmaceutical Product Development LLC,
senior note, 144A, 6.375%, 8/01/23	United States	15,000,000		15,120,000
[e] Valeant Pharmaceuticals International, senior note, 144A, 6.375%,
10/15/20	United States	12,600,000		11,025,000
[e] Valeant Pharmaceuticals International Inc.,
senior bond, 144A, 6.125%, 4/15/25	United States	3,100,000		2,394,750
senior note, 144A, 5.50%, 3/01/23.	United States	8,000,000		6,260,000
				145,931,780
Real Estate 0.8%
American Tower Corp., senior bond, 3.375%, 10/15/26	United States	28,900,000		28,802,925
Equinix Inc., senior bond, 5.375%, 4/01/23	United States	25,000,000		26,218,750
MPT Operating Partnership LP/MPT Finance Corp., senior bond,
5.25%, 8/01/26	United States	4,200,000		4,294,500
				59,316,175
Retailing 1.0%
[e,i] Edcon Ltd., secured note, 144A, 9.50%, 3/01/18	South Africa	15,325,000	EUR	4,205,372
Home Depot Inc., senior note, 2.125%, 9/15/26	United States	15,000,000		14,490,405
Netflix Inc.,
senior bond, 5.875%, 2/15/25	United States	10,000,000		11,100,000
[e] senior bond, 144A, 4.375%, 11/15/26	United States	11,800,000		11,608,250
senior note, 5.50%, 2/15/22	United States	10,700,000		11,636,250
[e] PetSmart Inc., senior note, 144A, 7.125%, 3/15/23	United States	20,000,000		20,975,000
				74,015,277
Semiconductors & Semiconductor Equipment 0.2%
Qorvo Inc.,
senior bond, 7.00%, 12/01/25	United States	4,300,000		4,730,000
senior note, 6.75%, 12/01/23	United States	10,000,000		10,987,500
				15,717,500
Software & Services 1.1%
[e] BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	United States	22,000,000		20,240,000
[e] First Data Corp.,
second lien, 144A, 5.75%, 1/15/24	United States	22,400,000		22,876,000
senior note, 144A, 7.00%, 12/01/23.	United States	7,500,000		7,903,125
Fiserv Inc., senior bond, 3.85%, 6/01/25	United States	8,400,000		8,949,721
Infor (U.S.) Inc., senior note, 6.50%, 5/15/22	United States	20,000,000		20,800,000
				80,768,846
Technology Hardware & Equipment 0.8%
[e] CommScope Technologies Finance LLC, senior bond, 144A, 6.00%,
6/15/25	United States	16,600,000		17,513,000
[e] Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
senior note, 144A, 5.875%, 6/15/21.	United States	2,500,000		2,623,938
senior note, 144A, 7.125%, 6/15/24.	United States	12,600,000		13,816,114
[e] Western Digital Corp., senior note, 144A, 10.50%, 4/01/24	United States	25,700,000		29,779,875
				63,732,927

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FRANKLIN STRATEGIC SERIES

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Telecommunication Services 3.3%
AT&T Inc., senior bond, 3.40%, 5/15/25	United States	20,000,000		$19,939,260
CenturyLink Inc.,
senior bond, 6.75%, 12/01/23	United States	5,000,000		5,156,250
senior bond, 5.625%, 4/01/25	United States	10,000,000		9,412,500
senior note, 5.80%, 3/15/22	United States	2,000,000		2,037,500
[e] Digicel Group Ltd.,
senior note, 144A, 8.25%, 9/30/20.	Bermuda	10,000,000		8,842,250
senior note, 144A, 7.125%, 4/01/22.	Bermuda	3,000,000		2,387,460
[e] Digicel Ltd., senior note, 144A, 6.00%, 4/15/21	Bermuda	10,000,000		8,986,450
[e] Hughes Satellite Systems Corp., senior bond, 144A, 6.625%, 8/01/26 .	United States	20,700,000		20,544,750
Intelsat Jackson Holdings SA,
senior bond, 5.50%, 8/01/23	Luxembourg	3,000,000		2,002,500
senior note, 7.25%, 10/15/20	Luxembourg	15,000,000		11,325,000
senior note, 7.50%, 4/01/21	Luxembourg	5,000,000		3,700,000
[e] Millicom International Cellular SA, senior note, 144A, 6.625%,
10/15/21	Colombia	21,800,000		22,835,500
Sprint Communications Inc.,
senior note, 6.00%, 11/15/22	United States	10,000,000		9,325,000
[e] senior note, 144A, 9.00%, 11/15/18.	United States	2,200,000		2,425,500
[e] senior note, 144A, 7.00%, 3/01/20.	United States	5,000,000		5,450,000
[e] Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC, 144A, 3.36%,
9/20/21	United States	15,800,000		15,977,750
T-Mobile USA Inc.,
senior bond, 6.50%, 1/15/24	United States	5,000,000		5,375,000
senior bond, 6.375%, 3/01/25	United States	14,700,000		15,793,386
senior note, 6.633%, 4/28/21	United States	3,500,000		3,664,062
senior note, 6.125%, 1/15/22	United States	2,000,000		2,120,000
senior note, 6.731%, 4/28/22	United States	3,500,000		3,675,000
senior note, 6.00%, 4/15/24	United States	4,200,000		4,478,250
Verizon Communications Inc., senior note, 5.15%, 9/15/23	United States	22,000,000		25,162,808
[e] Wind Acquisition Finance SA,
senior secured note, 144A, 4.00%, 7/15/20	Italy	14,400,000	EUR	16,104,423
senior secured note, 144A, 7.00%, 4/23/21	Italy	17,300,000	EUR	19,819,465
				246,540,064
Transportation 0.8%
FedEx Corp., senior bond, 3.25%, 4/01/26.	United States	25,400,000		26,434,618
[e] Florida East Coast Holdings Corp.,
secured note, first lien, 144A, 6.75%, 5/01/19	United States	7,600,000		7,676,000
senior note, 144A, 9.75%, 5/01/20.	United States	4,000,000		3,980,000
[e] Stena International SA, senior secured bond, first lien, 144A, 5.75%,
3/01/24	Sweden	6,600,000		5,499,747
United Airlines Pass Through Trust, second lien, 2016-1, A, 3.45%,
1/07/30	United States	13,800,000		14,231,250
				57,821,615
Utilities 2.4%
[c] Calpine Corp.,
senior bond, 5.75%, 1/15/25	United States	9,000,000		8,786,250
senior note, 5.375%, 1/15/23	United States	10,000,000		9,950,000
[e] senior secured bond, first lien, 144A, 7.875%, 1/15/23.	United States	3,490,000		3,664,500
[e] senior secured bond, first lien, 144A, 5.875%, 1/15/24.	United States	2,000,000		2,115,000
Dominion Resources Inc., senior bond, 2.85%, 8/15/26.	United States	11,400,000		11,255,208

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FRANKLIN STRATEGIC SERIES

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Utilities (continued)
[e] Dynegy Inc., senior note, 144A, 8.00%, 1/15/25	United States	18,300,000	$17,705,250
[e,h] EDF SA,
junior sub. bond, 144A, 5.625% to 1/22/24, FRN thereafter,
Perpetual	France	5,000,000	4,974,675
sub. note, 144A, 5.25% to 1/29/23, FRN thereafter, Perpetual	France	25,000,000	24,860,625
Exelon Corp., senior bond, 3.95%, 6/15/25	United States	18,500,000	19,786,786
[e] InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	25,000,000	21,312,500
Sempra Energy,
senior bond, 3.55%, 6/15/24	United States	8,800,000	9,268,169
senior note, 3.75%, 11/15/25	United States	12,300,000	13,046,315
The Southern Co., senior bond, 3.25%, 7/01/26	United States	32,300,000	33,268,903
			179,994,181
Total Corporate Bonds (Cost $3,308,137,353)			3,260,331,016

[l,m] Senior Floating Rate Interests 10.3%
Automobiles & Components 0.3%
TI Group Automotive Systems LLC, Initial U.S. Term Loan, 4.50%,
6/25/22	United States	23,967,597	24,047,289
Capital Goods 0.1%
Doncasters U.S. Finance LLC, Second Lien Term Loan, 9.50%,
10/09/20	United States	736,591	696,078
[n] Harsco Corp., Initial Term Loan, 7.50%, 11/01/23	United States	2,319,670	2,348,666
Leidos (Abacus Innovations Corp.), B Term Loan, 3.284%, 8/16/23	United States	1,599,977	1,614,478
Ventia Pty. Ltd., Refinancing Term B Loans, 5.00%, 5/21/22	Australia	838,089	847,518
			5,506,740
Commercial & Professional Services 0.1%
KAR Auction Services Inc., Tranche B-3 Term Loan, 4.375%, 3/09/23 .	United States	9,466,397	9,588,674
Consumer Services 0.7%
Aristocrat Technologies Inc., Term B-1 Loans, 3.631%, 10/20/21	United States	1,764,777	1,775,145
Fitness International LLC, Term B Loan, 6.00%, 7/01/20	United States	42,250,261	42,329,480
Prime Security Services Borrower LLC, Term B-1 Loans, 4.75%,
5/02/22	United States	6,587,407	6,641,753
[c,k] Turtle Bay Holdings LLC, Term Loan B, PIK, 3.375%, 6/30/17	United States	4,589,763	4,543,865
			55,290,243
Diversified Financials 0.1%
First Eagle Investment Management, Initial Term Loans, 4.838%,
12/01/22	United States	5,282,024	5,275,422
Russell Investments US Institutional Holdco Inc., Initial Term Loan,
6.75%, 6/01/23	United States	3,596,447	3,609,933
			8,885,355
Energy 1.6%
[c] Bowie Resource Holdings LLC,
First Lien Initial Term Loan, 6.75%, 8/16/20	United States	29,130,317	24,178,163
Second Lien Initial Term Loan, 11.75%, 2/16/21	United States	16,060,827	13,250,183
Fieldwood Energy LLC, Loans, 3.875%, 10/01/18.	United States	38,894,784	35,880,438
Foresight Energy LLC, Term Loans, 6.50%, 8/23/20	United States	14,228,000	13,516,600
McDermott Finance LLC, Term Loan, 8.25% - 8.484%, 4/16/19	United States	1,530,552	1,545,857
OSG Bulk Ships Inc., Initial Term Loan, 5.25%, 8/05/19	United States	9,854,499	9,780,591

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Semiannual Report 23

FRANKLIN STRATEGIC SERIES

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value

[l,m] Senior Floating Rate Interests (continued)
Energy (continued)
OSG International Inc., Initial Term Loan, 5.75%, 8/05/19	United States	17,438,818	$17,427,918
			115,579,750
Health Care Equipment & Services 0.3%
Carestream Health Inc., Term Loan, 5.00%, 6/07/19	United States	4,887,059	4,556,307
Community Health Systems Inc., 2018 Term F Loans, 4.083%,
12/31/18	United States	20,752,218	20,333,459
			24,889,766
Household & Personal Products 0.0%†
[n] Spectrum Brands Inc., Term Loans, 5.00%, 6/23/22	United States	361,187	365,100
Materials 1.2%
The Chemours Co. LLC, Tranche B Term Loan, 3.75%, 5/12/22	United States	37,253,903	36,918,432
Cyanco Intermediate Corp., Initial Term Loan, 5.50%, 5/01/20	United States	8,117,635	8,137,929
FMG America Finance Inc. (Fortescue Metals Group), Loans, 3.75%,
6/30/19	Australia	15,072,394	15,079,463
Huntsman International LLC, 2015 Extended Term B Dollar Loan,
3.534% - 3.644%, 4/19/19	United States	3,279,246	3,299,741
Novelis Inc., Initial Term Loan, 4.00% - 4.088%, 6/02/22	Canada	8,220,350	8,255,287
[c] OCI Beaumont LLC, Term B-3 Loan, 7.75%, 8/20/19	United States	16,339,375	16,073,860
			87,764,712
Media 1.4%
[n] Altice U.S. Finance I Corp., 2016 Refinancing Term Loans, 5.50%,
1/01/25	United States	1,991,087	2,001,043
[n] AMC Entertainment Holdings Inc.,
2016 Incremental Term Loan, 5.25%, 12/15/23	United States	773,223	770,772
Initial Term Loans, 5.25%, 12/15/22.	United States	1,209,648	1,209,624
Charter Communications Operating LLC (CCO Safari), Term A Loan,
2.54%, 5/18/21	United States	9,828,000	9,785,002
CSC Holdings Inc. (Cablevision), 2016 Extended Term Loans, 3.876%,
10/11/24	United States	12,991,079	13,053,333
[n] Lions Gate Entertainment Corp., Term Loan A, 5.00%, 10/12/21	United States	5,381,308	5,327,495
[n] Live Nation Entertainment Inc., Term B-2 Loans, 5.00%, 10/31/23	United States	773,223	775,156
Radio One Inc., Term Loan B, 5.04%, 12/31/18	United States	68,709,143	68,880,916
UPC Financing Partnership, Facility AN, 4.08%, 8/31/24	Netherlands	3,052,838	3,072,299
			104,875,640
Pharmaceuticals, Biotechnology & Life Sciences 1.5%
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, 2015
Incremental Term B Loans, 3.75%, 9/25/22	United States	24,619,684	24,615,843
Grifols Worldwide Operations USA Inc., U.S. Tranche B Term Loan,
3.46%, 2/27/21	United States	30,211,970	30,514,090
[n] RPI Finance Trust, Term A-2 Term Loan A, 4.75%, 10/14/20	United States	6,722,349	6,687,594
Valeant Pharmaceuticals International Inc.,
[n] Series A-3 Tranche A Term Loan, 4.29%, 10/20/18	United States	26,249,759	26,211,487
Series C-2 Tranche B Term Loan, 5.25%, 12/11/19	United States	8,031,460	8,037,484
Series D-2 Tranche B Term Loan, 5.00%, 2/13/19	United States	13,451,174	13,449,977
Series F-1 Tranche B Term Loan, 5.50%, 4/01/22	United States	2,107,015	2,110,572
			111,627,047

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FRANKLIN STRATEGIC SERIES

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value

[l,m] Senior Floating Rate Interests (continued)
Retailing 0.6%
Ascena Retail Group Inc., Tranche B Term Loan, 5.25%, 8/21/22	United States	35,667,667	$34,850,271
Dollar Tree Inc., Term A-1 Loans, 2.25%, 7/06/20	United States	6,118,551	6,108,945
PetSmart Inc., Tranche B-2 Loans, 4.00%, 3/11/22.	United States	3,463,627	3,474,451
			44,433,667
Semiconductors & Semiconductor Equipment 0.8%
Avago Technologies Cayman Finance Ltd., Term B-3 Loans, 3.535%,
2/01/23	Singapore	19,590,865	19,817,395
MACOM Technology Solutions Holdings Inc., Initial Term Loan,
4.628%, 5/07/21	United States	7,237,979	7,319,406
MKS Instruments Inc., Tranche B-1 Term Loans, 4.25%, 5/01/23	United States	5,220,025	5,276,573
ON Semiconductor Corp., 2016 Replacement Term Loans, 3.777%,
3/31/23	United States	24,696,838	24,868,827
			57,282,201
Software & Services 0.8%
[n] Global Payments Inc., Delayed Draw Term Loan (A-2), 4.75%,
10/31/21	United States	11,078,776	11,063,487
MoneyGram International Inc., Term Loan, 4.25%, 3/27/20	United States	48,410,794	47,261,038
[n] Rackspace Hosting Inc., Term B Loan, 6.50%, 11/03/23	United States	3,866,116	3,893,388
			62,217,913
Technology Hardware & Equipment 0.4%
Ciena Corp., Term Loan, 3.75%, 7/15/19	United States	2,297,273	2,308,759
Dell International LLC, Term A-3 Loan, 2.54%, 12/31/18	United States	9,738,459	9,743,027
Western Digital Corp., Term Loan B-1, 4.50%, 4/29/23	United States	9,884,527	10,011,177
Zebra Technologies Corp., Refinancing Term Loan, 4.089%, 10/27/21 .	United States	3,589,029	3,630,902
			25,693,865
Telecommunication Services 0.1%
Consolidated Communications Inc., Initial Term Loan, 4.00%,
10/05/23	United States	2,408,059	2,426,119
Global Tel*Link Corp., Term Loan, 5.00%, 5/23/20	United States	2,850,121	2,777,087
			5,203,206
Transportation 0.2%
Air Canada, Term Loan, 3.614%, 10/06/23	Canada	550,559	552,967
Navios Maritime Midstream Partners LP, Initial Term Loan, 5.50%,
6/18/20	Marshall Islands	13,365,559	13,131,662
Navios Maritime Partners LP, Initial Term Loan, 5.25%, 6/27/18	Marshall Islands	1,651,816	1,516,573
XPO Logistics Inc., Refinancing Term Loans, 4.25%, 10/30/21.	United States	1,292,706	1,302,887
			16,504,089
Utilities 0.1%
EFS Cogen Holdings I LLC (Linden), Term B Advance, 5.25%, 6/28/23.	United States	1,765,214	1,785,073
NRG Energy Inc., Term Loans, 3.50%, 6/30/23	United States	8,608,425	8,636,402
			10,421,475
Total Senior Floating Rate Interests
(Cost $773,399,453)			770,176,732

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Semiannual Report 25

FRANKLIN STRATEGIC SERIES

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*			Value

Foreign Government and Agency Securities 11.4%
Government of the Philippines, senior note, 3-21, 2.875%, 5/22/17	Philippines	900,000,000		PHP	$18,674,407
Government of Hungary, 5.375%, 2/21/23	Hungary	16,250,000			18,469,750
Government of Indonesia,
FR28, 10.00%, 7/15/17	Indonesia	10,200,000,000		IDR	801,076
FR34, 12.80%, 6/15/21	Indonesia	169,210,000,000		IDR	15,967,180
FR36, 11.50%, 9/15/19	Indonesia	35,400,000,000		IDR	3,042,018
senior bond, FR39, 11.75%, 8/15/23	Indonesia	29,150,000,000		IDR	2,767,440
senior bond, FR44, 10.00%, 9/15/24	Indonesia	8,340,000,000		IDR	742,087
senior bond, FR56, 8.375%, 9/15/26	Indonesia	750,000,000,000		IDR	62,222,175
senior bond, FR70, 8.375%, 3/15/24	Indonesia	140,000,000,000		IDR	11,453,862
Government of Malaysia,
senior bond, 4.24%, 2/07/18	Malaysia	66,300,000		MYR	16,125,203
senior bond, 3.26%, 3/01/18	Malaysia	266,000,000		MYR	63,931,943
senior note, 3.58%, 9/28/18	Malaysia	293,200,000		MYR	70,842,572
Government of Mexico,
7.25%, 12/15/16	Mexico	11,765,870	[o]	MXN	62,513,821
7.75%, 12/14/17	Mexico	4,000,000	[o]	MXN	21,812,980
senior note, 8.50%, 12/13/18	Mexico	11,540,000	[o]	MXN	64,743,102
senior note, M, 5.00%, 6/15/17	Mexico	9,500,000	[o]	MXN	50,311,573
[e] Government of Serbia,
senior note, 144A, 4.875%, 2/25/20.	Serbia	29,400,000			30,474,276
senior note, 144A, 7.25%, 9/28/21.	Serbia	15,000,000			17,250,450
[e] Government of Ukraine,
144A, 7.75%, 9/01/22	Ukraine	2,200,000			2,157,265
144A, 7.75%, 9/01/23	Ukraine	4,355,000			4,246,234
144A, 7.75%, 9/01/24	Ukraine	4,355,000			4,208,672
144A, 7.75%, 9/01/25	Ukraine	4,355,000			4,185,264
144A, 7.75%, 9/01/26	Ukraine	4,355,000			4,170,021
144A, 7.75%, 9/01/27	Ukraine	4,354,000			4,152,627
[a,p] 144A, VRI, GDP Linked Securities, 5/31/40	Ukraine	20,490,000			6,583,232
[q] Government of Uruguay,
senior bond, Index Linked, 5.00%, 9/14/18	Uruguay	165,823,165		UYU	5,826,713
senior bond, Index Linked, 4.375%, 12/15/28	Uruguay	2,061,475,481		UYU	66,906,419
Korea Monetary Stabilization Bond,
senior note, 1.96%, 2/02/17	South Korea	23,000,000,000		KRW	20,139,736
senior note, 1.56%, 10/02/17	South Korea	33,000,000,000		KRW	28,890,401
Korea Treasury Bond, senior note, 3.00%, 12/10/16	South Korea	39,000,000,000		KRW	34,161,137
Nota Do Tesouro Nacional,
10.00%, 1/01/23	Brazil	48,902	[r]	BRL	14,486,477
[s] Index Linked, 6.00%, 8/15/18	Brazil	34,550	[r]	BRL	31,751,941
[s] Index Linked, 6.00%, 5/15/23	Brazil	33,800	[r]	BRL	31,254,920
senior note, 10.00%, 1/01/17	Brazil	142,250	[r]	BRL	44,280,555
senior note, 10.00%, 1/01/19	Brazil	25,000	[r]	BRL	7,634,429
[q] Uruguay Notas del Tesoro, 18, Index Linked, 2.25%, 8/23/17	Uruguay	138,904,812		UYU	4,769,675
Total Foreign Government and Agency Securities
(Cost $961,663,298)					851,951,633

U.S. Government and Agency Securities 5.2%
U.S. Treasury Bond,
4.50%, 5/15/17	United States	8,000,000			8,169,528
7.125%, 2/15/23	United States	3,000,000			4,013,964
6.25%, 8/15/23	United States	4,000,000			5,210,392
6.875%, 8/15/25	United States	1,000,000			1,421,211

26 Semiannual Report

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FRANKLIN STRATEGIC SERIES

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value

U.S. Government and Agency Securities (continued)
U.S. Treasury Bond, (continued)
6.50%, 11/15/26	United States	34,000,000	$48,600,756
5.25%, 2/15/29	United States	1,750,000	2,378,222
[q] Index Linked, 0.625%, 1/15/24	United States	51,557,971	53,913,707
[q] Index Linked, 2.375%, 1/15/25	United States	32,581,301	38,605,290
U.S. Treasury Note,
4.75%, 8/15/17	United States	7,000,000	7,223,944
3.875%, 5/15/18	United States	22,000,000	23,050,588
3.75%, 11/15/18	United States	39,000,000	41,253,147
2.75%, 2/15/24	United States	33,000,000	35,538,822
2.375%, 8/15/24	United States	5,000,000	5,251,660
[q] Index Linked, 2.125%, 1/15/19	United States	8,974,092	9,540,196
[q] Index Linked, 0.625%, 7/15/21	United States	10,685,855	11,216,386
[q] Index Linked, 0.125%, 7/15/24	United States	91,834,895	92,856,742
Total U.S. Government and Agency Securities
(Cost $380,212,704)			388,244,555

Asset-Backed Securities and Commercial Mortgage-
Backed Securities 9.4%
Banks 1.9%
Banc of America Commercial Mortgage Trust, 2006-4, AJ, 5.695%,
7/10/46	United States	7,001,265	6,955,255
[l] Bear Stearns Adjustable Rate Mortgage Trust, 2004-4, A6, FRN,
3.091%, 6/25/34	United States	13,671,806	13,732,403
Bear Stearns Commercial Mortgage Securities Trust,
[l] 2006-PW11, AJ, FRN, 5.569%, 3/11/39	United States	19,604,000	18,850,144
2006-PW13, AJ, 5.611%, 9/11/41	United States	2,797,681	2,809,911
[l] CD Mortgage Trust, 2006-CD3, AJ, FRN, 5.688%, 10/15/48	United States	21,795,000	12,877,576
[l] Citibank Credit Card Issuance Trust,
2013-A2, A2, FRN, 0.804%, 5/26/20	United States	7,230,000	7,243,808
2013-A4, A4, FRN, 0.944%, 7/24/20	United States	7,666,000	7,695,694
Citigroup Commercial Mortgage Trust,
2006-C5, AJ, 5.482%, 10/15/49	United States	15,756,000	14,791,761
[l] 2007-C6, AM, FRN, 5.90%, 12/10/49.	United States	14,650,000	14,865,425
[l] Commercial Mortgage Trust, 2006-GG7, AJ, FRN, 5.951%, 7/10/38	United States	12,633,000	11,661,030
CSAIL Commercial Mortgage Trust, 2015-C1, A4, 3.505%, 4/15/50	United States	10,050,000	10,712,024
[l] CWABS Asset-Backed Certificates Trust, 2005-11, AF4, FRN, 4.726%,
3/25/34	United States	2,800,000	2,832,805
[l] Merrill Lynch Mortgage Investors Trust, 2005-A6, 2A3, FRN, 0.914%,
8/25/35	United States	3,139,417	3,036,303
[l] Morgan Stanley Capital I Trust,
2007-IQ16, AM, FRN, 6.053%, 12/12/49	United States	3,102,000	3,216,736
2007-IQ16, AMA, FRN, 6.252%, 12/12/49	United States	12,415,000	12,823,813
			144,104,688
Diversified Financials 7.5%
[e,l] Ares Enhanced Loan Investment Strategy IR Ltd., 2013-IRAR, A2A,
144A, FRN, 2.782%, 7/23/25	Cayman Islands	8,410,000	8,354,914
[e,l] Ares Enhanced Loan Investment Strategy Ltd., 2013-IRAR, BR, 144A,
FRN, 3.932%, 7/23/25.	United States	9,000,000	8,958,240
[e,l] Atrium VIII,
8A, BR, 144A, FRN, 2.764%, 10/23/24	Cayman Islands	4,520,000	4,527,933
8A, CR, 144A, FRN, 3.364%, 10/23/24	Cayman Islands	6,080,000	6,092,768

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Semiannual Report 27

FRANKLIN STRATEGIC SERIES

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-
Backed Securities (continued)
Diversified Financials (continued)
[e,l] Atrium X, 10A, C, 144A, FRN, 3.48%, 7/16/25	United States	13,950,000	$13,867,555
[e,l] Atrium XI, 11A, C, 144A, FRN, 4.082%, 10/23/25	Cayman Islands	15,440,000	15,453,896
Banc of America Commercial Mortgage Trust,
2015-UBS7, A3, 3.441%, 9/15/48	United States	10,920,000	11,660,893
2015-UBS7, A4, 3.705%, 9/15/48	United States	12,450,000	13,530,264
[l] Bank of America Credit Card Trust, 2005-A1, A, FRN, 0.865%,
6/15/20	United States	9,175,000	9,187,469
[e,l] BCAP LLC Trust, 2009-RR1, 2A2, 144A, FRN, 2.982%, 5/26/35	United States	9,473,234	9,056,743
[e,l] Burnham Park CLO Ltd.,
2016-1A, A, 144A, FRN, 2.318%, 10/20/29	Cayman Islands	4,590,000	4,590,459
2016-1A, B, 144A, FRN, 2.658%, 10/20/29	Cayman Islands	6,000,000	5,976,240
2016-1A, C, 144A, FRN, 3.258%, 10/20/29	Cayman Islands	6,000,000	5,951,580
[l] Capital One Multi-Asset Execution Trust,
2014-A3, A3, FRN, 0.915%, 1/18/22	United States	4,265,000	4,277,422
2016-A1, A1, FRN, 0.985%, 2/15/22	United States	32,250,000	32,403,055
2016-A2, A2, FRN, 1.165%, 2/15/24	United States	44,033,000	44,307,264
[e,l] Carlyle Global Market Strategies CLO Ltd.,
2012-4A, BR, 144A, FRN, 2.78%, 1/20/29	United States	6,540,000	6,550,627
2012-4A, C1R, 144A, FRN, 3.48%, 1/20/29	United States	6,330,000	6,342,059
[e,l] Catamaran CLO Ltd., 2013-1A, C, 144A, FRN, 3.486%, 1/27/25	United States	11,250,000	11,114,662
[e,l] Cent CDO Ltd., 2007-15A, A2B, 144A, FRN, 1.185%, 3/11/21	United States	3,881,000	3,719,783
[e,l] Cent CLO LP, 2013-17A, B, 144A, FRN, 3.887%, 1/30/25	United States	7,450,980	7,522,882
[l] Chase Issuance Trust,
2012-A10, A10, FRN, 0.795%, 12/16/19	United States	5,205,000	5,212,711
2013-A6, A6, FRN, 0.955%, 7/15/20	United States	12,040,000	12,095,563
[e,l] CIFC Funding Ltd., 2007-3A, A1J, 144A, FRN, 1.284%, 7/26/21	United States	3,578,729	3,557,794
[e,l] Cole Park CLO Ltd., 15-1A, B, 144A, FRN, 3.131%, 10/20/28	Cayman Islands	3,530,000	3,561,029
[e] Core Industrial Trust, 2015-CALW, A, 144A, 3.04%, 2/10/34	United States	15,065,000	15,758,439
[e,l] Cumberland Park CLO Ltd.,
2015-2A, B, 144A, FRN, 2.981%, 7/20/26	United States	12,270,000	12,285,092
2015-2A, C, 144A, FRN, 3.731%, 7/20/26	United States	1,850,000	1,846,300
[l] Discover Card Execution Note Trust, 2016-A2, A2, FRN, 1.075%,
9/15/21	United States	32,250,000	32,497,932
[e,l] Dryden 34 Senior Loan Fund, 2014-34A, B, 144A, FRN, 2.78%,
10/15/26	Cayman Islands	5,740,000	5,751,939
[e,l] Dryden XXV Senior Loan Fund, 2012-25A, CR, 144A, FRN, 3.354%,
1/15/25	Cayman Islands	4,949,000	4,949,000
[e,l] Eaton Vance CDO Ltd.,
2014-1A, A, 144A, FRN, 2.33%, 7/15/26	United States	17,000,000	17,001,020
2014-1A, B, 144A, FRN, 2.93%, 7/15/26	United States	4,320,500	4,325,814
2014-1A, C, 144A, FRN, 3.88%, 7/15/26	United States	1,420,629	1,419,848
[e,l] Eleven Madison Trust Mortgage Trust, 2015-11MD, A, 144A, FRN,
3.555%, 9/10/35	United States	14,920,000	15,997,863
[l] FHLMC Structured Agency Credit Risk Debt Notes,
2014-DN1, M2, FRN, 2.734%, 2/25/24.	United States	13,000,000	13,292,272
2014-HQ2, M2, FRN, 2.734%, 9/25/24	United States	14,600,000	14,991,537
2015-HQ1, M2, FRN, 2.734%, 3/25/25	United States	9,200,000	9,308,619

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FRANKLIN STRATEGIC SERIES

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-
Backed Securities (continued)
Diversified Financials (continued)
[e,l] Flagship CLO VIII Ltd., 2014-8A, A, 144A, FRN, 2.44%, 1/16/26	Cayman Islands	6,880,000	$6,903,117
[e,l] Galaxy CLO Ltd.,
2014-17A, AR, 144A, FRN, 2.28%, 7/15/26	Cayman Islands	9,540,000	9,550,303
2014-17A, BR, 144A, FRN, 2.68%, 7/15/26	Cayman Islands	6,190,000	6,200,523
2014-17A, C1R, 144A, FRN, 3.28%, 7/15/26	Cayman Islands	3,070,000	3,076,309
[e] G-Force LLC, 2005-RRA, C, 144A, 5.20%, 8/22/36.	United States	11,144,000	10,744,655
[l] Impac Secured Assets Trust, 2007-2, FRN, 0.784%, 4/25/37	United States	3,280,592	2,996,491
[e,l] Invitation Homes Trust, 2015-SFR1, A, 144A, FRN, 1.985%, 3/17/32	United States	8,952,652	9,013,700
JP Morgan Chase Commercial Mortgage Securities Trust, 2006-CB17,
AM, 5.464%, 12/12/43.	United States	17,740,000	17,725,771
[e,l] LCM XVI LP, 16A, B, 144A, FRN, 2.88%, 7/15/26	Cayman Islands	7,650,000	7,674,671
[e,l,t] LCM XVII LP,
2017A, BR, FRN, 144A, 2.74%, 10/15/26.	United States	4,590,000	4,590,000
2017A, CR, 144A, FRN, 3.39%, 10/15/26	United States	4,240,000	4,240,000
[l] MortgageIT Trust,
2004-1, A2, FRN, 1.434%, 11/25/34	United States	3,820,359	3,643,233
2005-5, A1, FRN, 0.794%, 12/25/35	United States	3,147,943	2,892,427
[e,l] Octagon Investment Partners XVII Ltd., 13-1A, B1, 144A, FRN,
2.582%, 10/25/25	Cayman Islands	5,660,000	5,658,727
[e,l] Octagon Investment Partners XXIII Ltd., 2015-1A, B, 144A, FRN,
2.88%, 7/15/27	Cayman Islands	4,590,000	4,617,081
[l] Opteum Mortgage Acceptance Corp. Trust, 2005-4, 1APT, FRN,
0.844%, 11/25/35	United States	5,380,043	5,076,504
[l] Structured Asset Mortgage Investments Trust, 2003-AR2, A1, FRN,
1.268%, 12/19/33	United States	4,897,231	4,720,836
[l] Structured Asset Securities Corp., 2005-2XS, 2A2, FRN, 2.025%,
2/25/35	United States	3,787,005	3,633,818
[l] Thornburg Mortgage Securities Trust,
2005-1, A3, FRN, 2.373%, 4/25/45	United States	5,030,859	5,051,528
2005-2, A1, FRN, 2.775%, 7/25/45	United States	3,007,908	2,921,123
[e,l] Voya CLO Ltd.,
2013-1A, B, 144A, FRN, 3.78%, 4/15/24	United States	2,740,000	2,734,575
2013-2A, B, 144A, FRN, 3.562%, 4/25/25	United States	10,770,000	10,606,296
2015-2A, B, 144A, FRN, 2.862%, 7/23/27	Cayman Islands	9,290,000	9,305,236
Wells Fargo Mortgage Backed Securities Trust,
[l] 2004-W, A9, FRN, 2.99%, 11/25/34	United States	2,277,326	2,310,521
2007-3, 3A1, 5.50%, 4/25/22	United States	554,747	568,715
[e,l] Westchester CLO Ltd., 2007-1A, A1A, 144A, FRN, 0.982%, 8/01/22	United States	3,807,283	3,782,612
			557,538,252
Total Asset-Backed Securities and Commercial
Mortgage-Backed Securities (Cost $704,971,662)			701,642,940

Mortgage-Backed Securities 10.1%
[l] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate
0.0%†
FHLMC, 2.681%, 1/01/33	United States	79,021	82,326
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 4.9%
FHLMC Gold 15 Year, 4.50%, 10/01/18 - 9/01/19	United States	280,701	288,600
FHLMC Gold 15 Year, 5.00%, 12/01/17 - 7/01/22	United States	404,535	421,518
FHLMC Gold 15 Year, 5.50%, 7/01/17 - 2/01/19	United States	28,239	28,755

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Semiannual Report 29

FRANKLIN STRATEGIC SERIES

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value

Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed
Rate (continued)
[u] FHLMC Gold 30 Year, 3.00%, 11/01/46	United States	142,000,000	$146,198,987
FHLMC Gold 30 Year, 3.50%, 8/01/46.	United States	49,552,245	52,081,111
FHLMC Gold 30 Year, 4.00%, 6/01/46.	United States	145,624,503	156,152,275
FHLMC Gold 30 Year, 4.00%, 8/01/46.	United States	7,457,300	7,991,671
FHLMC Gold 30 Year, 4.50%, 10/01/40	United States	236,485	259,614
FHLMC Gold 30 Year, 5.00%, 5/01/27 - 2/01/38	United States	1,972,178	2,188,435
FHLMC Gold 30 Year, 5.50%, 6/01/33 - 6/01/36	United States	1,392,475	1,593,258
FHLMC Gold 30 Year, 6.00%, 6/01/33 - 6/01/37	United States	382,686	438,474
FHLMC Gold 30 Year, 6.50%, 10/01/21 - 6/01/36	United States	253,128	290,582
FHLMC Gold 30 Year, 7.00%, 9/01/21 - 8/01/32	United States	39,792	42,864
FHLMC Gold 30 Year, 7.50%, 1/01/26 - 1/01/31	United States	8,351	9,735
FHLMC Gold 30 Year, 8.00%, 11/01/25 - 1/01/26	United States	232	240
FHLMC Gold 30 Year, 9.00%, 12/01/24	United States	136	156
			367,986,275
[l] Federal National Mortgage Association (FNMA) Adjustable Rate
0.0%†
FNMA, 2.613% - 2.792%, 4/01/20 - 12/01/34	United States	240,070	253,078
Federal National Mortgage Association (FNMA) Fixed Rate 3.4%
FNMA 15 Year, 4.50%, 3/01/20	United States	61,247	63,250
FNMA 15 Year, 5.00%, 1/01/18 - 6/01/18	United States	49,516	50,831
FNMA 15 Year, 5.50%, 11/01/16 - 4/01/22	United States	170,794	178,181
FNMA 30 Year, 2.50%, 7/01/27	United States	457,954	471,795
[u] FNMA 30 Year, 3.00%, 11/01/46.	United States	160,000,000	164,750,005
FNMA 30 Year, 3.50%, 7/01/46	United States	71,675,033	75,290,355
FNMA 30 Year, 4.50%, 3/01/28 - 2/01/41	United States	747,198	819,032
FNMA 30 Year, 5.00%, 9/01/23 - 10/01/35	United States	2,188,320	2,426,922
FNMA 30 Year, 5.50%, 9/01/33 - 12/01/35	United States	1,851,643	2,104,098
FNMA 30 Year, 6.00%, 6/01/34 - 5/01/38	United States	3,787,925	4,358,258
FNMA 30 Year, 6.50%, 3/01/28 - 10/01/37	United States	619,143	712,927
FNMA 30 Year, 7.50%, 10/01/29.	United States	8,490	9,857
FNMA 30 Year, 8.00%, 1/01/25 - 5/01/26	United States	4,326	5,170
FNMA 30 Year, 8.50%, 7/01/25	United States	504	520
			251,241,201
Government National Mortgage Association (GNMA) Fixed Rate
1.8%
GNMA I SF 30 Year, 5.00%, 6/15/34 - 7/15/34	United States	223,692	251,252
GNMA I SF 30 Year, 5.50%, 2/15/33 - 6/15/36	United States	667,747	762,947
GNMA I SF 30 Year, 6.00%, 8/15/36	United States	57,713	67,084
GNMA I SF 30 Year, 6.50%, 12/15/28 - 3/15/32	United States	52,364	60,217
GNMA I SF 30 Year, 7.00%, 11/15/27 - 5/15/28	United States	22,869	25,107
GNMA I SF 30 Year, 7.50%, 9/15/23 - 5/15/27	United States	3,221	3,597
GNMA I SF 30 Year, 8.00%, 2/15/25 - 9/15/27	United States	4,651	5,206
GNMA I SF 30 Year, 8.50%, 8/15/24	United States	77	86
GNMA I SF 30 Year, 9.00%, 1/15/25	United States	291	292
GNMA I SF 30 Year, 9.50%, 6/15/25	United States	511	513
[u] GNMA II SF 30 Year, 3.00%, 11/01/46	United States	77,000,000	80,206,329
GNMA II SF 30 Year, 3.50%, 8/20/46	United States	50,578,630	53,637,557
GNMA II SF 30 Year, 5.00%, 9/20/33 - 11/20/33	United States	336,351	377,585
GNMA II SF 30 Year, 5.50%, 6/20/34	United States	168,012	190,531

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FRANKLIN STRATEGIC SERIES

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value

Mortgage-Backed Securities (continued)
Government National Mortgage Association (GNMA) Fixed
Rate (continued)
GNMA II SF 30 Year, 6.00%, 11/20/34	United States	151,035	$177,224
GNMA II SF 30 Year, 6.50%, 7/20/28 - 12/20/31	United States	80,359	94,997
GNMA II SF 30 Year, 7.50%, 4/20/32	United States	19,140	21,862
			135,882,386
Total Mortgage-Backed Securities
(Cost $756,288,505)			755,445,266

Municipal Bonds 0.9%
Illinois State GO, Build America Bonds, 7.35%, 7/01/35	United States	8,000,000	8,978,240
New Jersey EDA Revenue, School Facilities Construction, Refunding,
Series NN, 5.00%, 3/01/30.	United States	5,200,000	5,685,368
New York City HDC Capital Fund Grant Program Revenue, New York
City Housing Authority Program, Series B1, 5.00%, 7/01/33.	United States	3,500,000	4,106,410
Port Authority of New York and New Jersey Revenue, Consolidated,
One Hundred Ninety-First Series, 4.823%, 6/01/45	United States	14,165,000	15,468,605
Puerto Rico Electric Power Authority Power Revenue,
Series A, 6.75%, 7/01/36	United States	30,900,000	21,197,400
Series XX, 5.25%, 7/01/40	United States	15,000,000	10,200,000
Total Municipal Bonds (Cost $68,463,476)			65,636,023

		Shares

Escrows and Litigation Trusts 0.0%†
[a,f] Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC, Escrow
Account	United States	15,000,000	—
[a,f] NewPage Corp., Litigation Trust	United States	14,000,000	—
[a,f] Penn Virginia Corp., Escrow Account	United States	15,000,000	375,000
[a,f] Vistra Energy Corp., Escrow Account	United States	30,000,000	348,000
[a,f] Vistra Energy Corp., Escrow Account	United States	513,780	950,492
Total Escrows and Litigation Trusts (Cost $—)			1,673,492

		Notional
	Counterparty	Amount*

Options Purchased 0.0%†

Calls - Over-the-Counter
Currency Options 0.0%†
USD/KRW, November Strike Price 1149 KRW, Expires 11/18/16	JPHQ	38,000,000	300,542
USD/MXN, November Strike Price 20.30 MXN, Expires 11/18/16	JPHQ	38,000,000	136,116
USD/MXN, November Strike Price 20.50 MXN, Expires 11/18/16	JPHQ	38,000,000	102,410

Puts - Over-the-Counter
Credit Default Swaptions 0.0%†
Buy protection on CDX.NA.HY.27, Premium Rate 5.00%, Strike Price
$103, Expires 11/16/16	FBCO	76,000,000	217,968

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Semiannual Report 31

FRANKLIN STRATEGIC SERIES

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Notional
	Counterparty	Amount*		Value
Options Purchased (continued)
Puts - Over-the-Counter (continued)
Currency Options 0.0%†
CAD/JPY, November Strike Price 75.50 JPY, Expires 11/18/16	CITI	50,000,000	CAD	$172,462
Total Options Purchased (Cost $3,055,380)				929,498
Total Investments before Short Term Investments
(Cost $7,746,887,476)				7,520,945,953

		Principal
	Country	Amount*
Short Term Investments 4.4%
U.S. Government and Agency Securities (Cost $3,095,383) 0.1%
[v,w] U.S. Treasury Bill, 3/02/17	United States	3,100,000		3,096,404
Total Investments before Money Market Funds
(Cost $7,749,982,859)				7,524,042,357

		Shares
Money Market Funds (Cost $323,347,720) 4.3%
[a,g] Institutional Fiduciary Trust Money Market Portfolio	United States	323,347,720		323,347,720
Total Investments (Cost $8,073,330,579) 105.0%				7,847,390,077
Other Assets, less Liabilities (5.0)%.				(371,958,472)
Net Assets 100.0%.				$7,475,431,605

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FRANKLIN STRATEGIC SERIES

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

†Rounds to less than 0.1% of net assets.
*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bThe security is owned by FT Holdings Corporation II, a wholly-owned subsidiary of the Fund. See Note 1(g).
cAt October 31, 2016, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
dSee Note 8 regarding restricted securities.
eSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
October 31, 2016, the aggregate value of these securities was $1,607,459,560, representing 21.5% of net assets.
fSecurity has been deemed illiquid because it may not be able to be sold within seven days. At October 31, 2016, the aggregate value of these securities was $21,240,757, representing 0.3% of net assets.
gSee Note 3(f) regarding investments in affiliated management investment companies.
hPerpetual security with no stated maturity date.
iSee Note 7 regarding defaulted securities.
jSee Note 1(f) regarding loan participation notes.
kIncome may be received in additional securities and/or cash.
lThe coupon rate shown represents the rate at period end.
mSee Note 1(i) regarding senior floating rate interests.
nA portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
oPrincipal amount is stated in 100 Mexican Peso Units.
pThe principal represents the notional amount. See Note 1(d) regarding value recovery instruments.
qPrincipal amount of security is adjusted for inflation. See Note 1(k).
rPrincipal amount is stated in 1,000 Brazilian Real Units.
sRedemption price at maturity is adjusted for inflation. See Note 1(k).
tSecurity purchased on a when-issued basis. See Note 1(c).
uSecurity purchased on a to-be-announced (TBA) basis. See Note 1(c).
vThe security was issued on a discount basis with no stated coupon rate.
wA portion or all of the security has been segregated as collateral for open futures contracts. At October 31, 2016, the value of this security and/or cash pledged amounted to
$2,714,247, representing less than 0.1% of net assets.

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Semiannual Report 33

FRANKLIN STRATEGIC SERIES

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

At October 31, 2016, the Fund had the following financial futures contracts outstanding. See Note 1(d).

Financial Futures Contracts

			Number of	Notional Expiration		Unrealized	Unrealized
Description		Type	Contracts	Value	Date Appreciation		Depreciation
Interest Rate Contracts
Euro-Bund		Long	145	$25,810,856	12/08/16	$—	$(541,467)
Long Gilt		Long	496	76,103,736	12/28/16	—	(2,671,975)
U.S. 10 Yr. Ultra		Long	361	51,087,141	12/20/16	—	(892,216)
Total Financial Futures Contracts						$—	$(4,105,658)
Net unrealized appreciation (depreciation)							$(4,105,658)

At October 31, 2016, the Fund had the following forward exchange contracts outstanding. See Note 1(d).

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Canadian Dollar.	JPHQ	Sell	50,000,000	$37,985,839	12/15/16	$708,265	$—
Indian Rupee.	DBAB	Buy	1,472,000,000	21,379,811	12/15/16	555,275	—
Indian Rupee.	DBAB	Sell	1,472,000,000	21,333,333	12/15/16	—	(601,753)
Japanese Yen	BZWS	Buy	386,912,500	3,719,490	12/15/16	—	(23,330)
Japanese Yen	BZWS	Sell	386,912,500	3,668,895	12/15/16	—	(27,264)
Japanese Yen	DBAB	Buy	4,562,115,000	43,870,709	12/15/16	—	(289,008)
Japanese Yen	DBAB	Sell	4,562,115,000	43,368,998	12/15/16	—	(212,703)
Japanese Yen	JPHQ	Buy	2,136,360,000	20,535,012	12/15/16	—	(126,451)
Japanese Yen	JPHQ	Sell	2,136,360,000	20,286,971	12/15/16	—	(121,591)
Japanese Yen	MSCO	Buy	39,600,000	380,791	12/15/16	—	(2,494)
Japanese Yen	MSCO	Sell	39,600,000	375,622	12/15/16	—	(2,675)
Malaysian Ringgit	DBAB	Buy	706,000	171,776	12/15/16	—	(3,723)
Malaysian Ringgit	HSBK	Buy	1,130,000	274,272	12/15/16	—	(5,291)
Malaysian Ringgit	JPHQ	Buy	2,290,000	541,819	12/15/16	3,282	—
Mexican Peso	JPHQ	Sell	387,000,000	19,440,886	12/15/16	—	(960,096)
South Korean Won	JPHQ	Sell	96,100,000,000	82,063,106	12/15/16	—	(1,941,309)
Australian Dollar	JPHQ	Sell	72,000,000	53,703,000	2/23/17	—	(933,975)
British Pound.	JPHQ	Sell	10,000,000	13,192,500	2/23/17	918,656	—
Euro	JPHQ	Buy	13,500,000	15,257,498	2/23/17	—	(358,527)
Euro	JPHQ	Sell	158,000,000	175,248,070	2/23/17	874,933	—
Indian Rupee.	JPHQ	Buy	2,886,000,000	41,537,133	2/23/17	1,054,094	—
Indian Rupee.	JPHQ	Sell	557,000,000	8,176,747	2/23/17	—	(43,389)
Japanese Yen	JPHQ	Buy	9,900,000,000	98,948,349	2/23/17	—	(4,078,075)
Japanese Yen	JPHQ	Sell	15,400,000,000	148,574,075	2/23/17	998,094	—
Australian Dollar	DBAB	Sell	72,000,000	53,632,080	4/27/17	—	(929,812)
Australian Dollar	JPHQ	Sell	21,200,000	16,001,442	4/27/17	—	(64,004)
British Pound.	JPHQ	Sell	11,500,000	15,433,460	4/27/17	1,300,862	—
Euro	DBAB	Buy	10,700,000	11,756,090	4/27/17	86,467	—
Euro	DBAB	Sell	158,000,000	175,841,360	4/27/17	969,952	—
Euro	JPHQ	Sell	14,400,000	16,352,928	4/27/17	415,281	—
Indian Rupee.	DBAB	Buy	2,886,000,000	41,228,571	4/27/17	976,793	—
Japanese Yen	DBAB	Sell	15,400,000,000	149,054,376	4/27/17	1,065,179	—

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     FRANKLIN STRATEGIC SERIES CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

Forward Exchange Contracts (continued)

			Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
British Pound.	JPHQ Sell	8,300,000	$10,951,850	8/15/18	$645,388	$—
Total Forward Exchange Contracts					$10,572,521	$(10,725,470)
Net unrealized appreciation (depreciation)						$(152,949)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At October 31, 2016, the Fund had the following credit default swap contracts outstanding. See Note 1(d).

Credit Default Swap Contracts
						Unamortized
	Periodic	Counter-				Upfront
	Payment	party/	Notional		Expiration	Payments	Unrealized	Unrealized
Description	Rate	Exchange	Amount[a]		Date	(Receipts)	Appreciation	Depreciation	Value	Rating[b]
Centrally Cleared Swap Contract
Contracts to Buy Protection
Traded Index
CDX.NA.HY.27	5.00%	ICE	$89,000,000		12/20/21	$(2,890,253)	$–	$(634,462)	$(3,524,715)

OTC Swap Contracts
Contracts to Buy Protection
Single Name
The Royal Bank of
ScotlandPLC	1.00%	JPHQ	4,700,000	EUR	6/20/21	542,379	–	(174,582)	367,797
Contracts to Sell Protection[c]
Traded Index
MCDX.NA.27	1.00%	CITI	123,700,000		12/20/21	1,269,408	–	(379,446)	889,962	Investment
										Grade
TotalOTCSwapContracts						1,811,787	–	(554,028)	1,257,759
TotalCreditDefaultSwapContracts						$(1,078,466)	$–	$(1,188,490)	$(2,266,956)
Netunrealizedappreciation(depreciation)								$(1,188,490)

aIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
bBased on Standards and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
cThe Fund enters contracts to sell protection to create a long credit position. Performance triggers include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.

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Semiannual Report 35

FRANKLIN STRATEGIC SERIES

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

At October 31, 2016, the Fund had the following total return swap contracts outstanding. See Note 1(d).
Total Return Swap Contracts
			Notional	Expiration	Unrealized	Unrealized
Underlying Instruments	Financing Rate	Counterparty	Value	Date	Appreciation	Depreciation
OTC Swap Contracts
Long
iBoxx USD Liquid HY Index	3-Month BBA USD LIBOR	GSCO	$17,500,000	3/20/17	$939,303	$ —
Net unrealized appreciation (depreciation)					$939,303

See Note 10 regarding other derivative information.

See Abbreviations on page 56.

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FRANKLIN STRATEGIC SERIES

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities
October 31, 2016 (unaudited)

Franklin Strategic Income Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$7,092,511,573
Cost - Controlled affiliates (Note 3f)	657,471,286
Cost - Non-controlled affiliates (Note 3f)	323,347,720
Total cost of investments	$8,073,330,579
Value - Unaffiliated issuers	$6,849,293,073
Value - Controlled affiliates (Note 3f)	674,749,284
Value - Non-controlled affiliates (Note 3f)	323,347,720
Total value of investments	7,847,390,077
Cash.	21,491,396
Restricted Cash (Note 1e)	3,740,000
Foreign currency, at value (cost $6,570,144)	6,594,383
Receivables:
Investment securities sold	16,516,609
Capital shares sold	9,588,712
Dividends and interest	63,890,440
Due from brokers	6,809,069
Variation margin	289,383
OTC swap contracts (upfront payments $1,867,064)	1,811,787
Unrealized appreciation on OTC forward exchange contracts	10,572,521
Unrealized appreciation on OTC swap contracts	939,303
Other assets	4,818
Total assets	7,989,638,498
Liabilities:
Payables:
Investment securities purchased	465,573,140
Capital shares redeemed	24,538,450
Management fees	2,515,761
Distribution fees	1,853,465
Transfer agent fees	1,903,708
Distributions to shareholders	467,579
Due to brokers	5,020,000
Unrealized depreciation on OTC forward exchange contracts	10,725,470
Unrealized depreciation on OTC swap contracts	554,028
Unrealized depreciation on unfunded loan commitments (Note 9)	8,667
Deferred tax.	418,867
Accrued expenses and other liabilities.	627,758
Total liabilities	514,206,893
Net assets, at value	$7,475,431,605
Net assets consist of:
Paid-in capital	$8,070,354,674
Distributions in excess of net investment income	(72,495,637)
Net unrealized appreciation (depreciation)	(231,226,853)
Accumulated net realized gain (loss)	(291,200,579)
Net assets, at value	$7,475,431,605

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FRANKLIN STRATEGIC SERIES
CONSOLIDATED FINANCIAL STATEMENTS

Franklin Strategic Income Fund (continued)

Class A:
Net assets, at value	$4,264,537,908
Shares outstanding.	441,817,982
Net asset value per share[a]	$9.65
Maximum offering price per share (net asset value per share ÷ 95.75%)	$10.08
Class C:
Net assets, at value	$1,548,806,908
Shares outstanding.	160,502,267
Net asset value and maximum offering price per share[a]	$9.65
Class R:
Net assets, at value	$168,960,249
Shares outstanding.	17,569,236
Net asset value and maximum offering price per share	$9.62
Class R6:
Net assets, at value	$515,589,015
Shares outstanding.	53,339,447
Net asset value and maximum offering price per share	$9.67
Advisor Class:
Net assets, at value	$977,537,525
Shares outstanding.	101,175,517
Net asset value and maximum offering price per share	$9.66

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FRANKLIN STRATEGIC SERIES
CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statement of Operations
for the six months ended October 31, 2016 (unaudited)

Franklin Strategic Income Fund

Investment income:
Dividends:
Unaffiliated issuers	$975,456
Controlled affiliates (Note 3f)	30,850,293
Interest.	156,128,154
Total investment income	187,953,903
Expenses:
Management fees (Note 3a)	17,269,849
Distribution fees: (Note 3c)
Class A.	5,561,465
Class C	5,224,099
Class R	440,889
Transfer agent fees: (Note 3e)
Class A.	3,403,189
Class C	1,238,600
Class R	134,884
Class R6.	1,502
Advisor Class	720,591
Custodian fees (Note 4)	319,502
Reports to shareholders	398,719
Registration and filing fees	176,625
Professional fees	108,713
Trustees’ fees and expenses	42,234
Other	189,187
Total expenses	35,230,048
Expense reductions (Note 4)	(35,380)
Expenses waived/paid by affiliates (Note 3f)	(2,920,434)
Net expenses	32,274,234
Net investment income	155,679,669
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(33,616,413)
Controlled affiliates (Note 3f)	(614,734)
Foreign currency transactions	(31,706,256)
Futures contracts	411,607
Swap contracts	1,189,106
Net realized gain (loss)	(64,336,690)
Net change in unrealized appreciation (depreciation) on:
Investments.	216,558,248
Translation of other assets and liabilities
denominated in foreign currencies	45,334,930
Futures contracts	(4,105,658)
Swap contracts	(594,043)
Change in deferred taxes on unrealized appreciation	151,240
Net change in unrealized appreciation (depreciation)	257,344,717
Net realized and unrealized gain (loss)	193,008,027
Net increase (decrease) in net assets resulting from operations	$348,687,696

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FRANKLIN STRATEGIC SERIES
CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statements of Changes in Net Assets

Franklin Strategic Income Fund

	Six Months Ended
	October 31, 2016	Year Ended
	(unaudited)	April 30, 2016
Increase (decrease) in net assets:
Operations:
Net investment income	$155,679,669	$355,162,709
Net realized gain (loss)	(64,336,690)	(321,053,396)
Net change in unrealized appreciation (depreciation)	257,344,717	(343,721,849)
Net increase (decrease) in net assets resulting from operations	348,687,696	(309,612,536)
Distributions to shareholders from:
Net investment income:
Class A.	(49,220,939)	(203,235,139)
Class C	(14,756,088)	(69,997,315)
Class R	(1,749,616)	(8,052,939)
Class R6.	(5,434,977)	(12,383,078)
Advisor Class	(11,443,670)	(45,388,450)
Total distributions to shareholders	(82,605,290)	(339,056,921)
Capital share transactions: (Note 2)
Class A.	(393,392,965)	(361,847,394)
Class C	(154,140,493)	(276,223,074)
Class R	(18,894,453)	(25,817,388)
Class R6.	216,278,382	52,377,445
Advisor Class	39,821,754	(142,209,084)
Total capital share transactions.	(310,327,775)	(753,719,495)
Net increase (decrease) in net assets	(44,245,369)	(1,402,388,952)
Net assets:
Beginning of period	7,519,676,974	8,922,065,926
End of period	$7,475,431,605	$7,519,676,974
Distributions in excess of net investment income included in net assets:
End of period	$(72,495,637)	$(145,570,016)

40 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN STRATEGIC SERIES

Notes to Consolidated Financial Statements (unaudited)

Franklin Strategic Income Fund

1. Organization and Significant Accounting Policies

Franklin Strategic Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of nine separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin Strategic Income Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m.

Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the

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Franklin Strategic Income Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

a. Financial Instrument Valuation (continued)

investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the consolidated Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a When-Issued, Delayed Delivery and TBA Basis

The Fund purchases securities on a when-issued or delayed delivery and to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell

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Franklin Strategic Income Fund (continued)

the securities before the settlement date. Sufficient assets have been segregated for these securities and collateral has been pledged and/or received for open TBA trades.

d. Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Consolidated Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Consolidated Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into exchange traded financial futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into credit default swap contracts primarily to manage exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps).

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Franklin Strategic Income Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

d. Derivative Financial Instruments (continued)

The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts are reflected in the Consolidated Statement of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Consolidated Statement of Operations.

The Fund entered into OTC total return swap contracts primarily to manage and/or gain exposure to interest rate risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

The Fund purchased or wrote OTC option contracts primarily to manage and/or gain exposure to foreign exchange rate and credit risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

The Fund invests in value recovery instruments (VRI) primarily to gain exposure to growth risk. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains in the Consolidated Statement of Operations. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.

See Note 10 regarding other derivative information.

e. Restricted Cash

At October 31, 2016, the Fund held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and is reflected in the Consolidated Statement of Assets and Liabilities.

f. Loan Participation Notes

The Fund invests in loan participation notes (Participations). Participations are loans originally issued to a borrower by one or more financial institutions (the Lender) and subsequently sold to other investors, such as the Fund. Participations typically result in the Fund having a contractual relationship only with the Lender and not with the borrower. The Fund has the right to receive from the Lender any payments of principal, interest and fees which the Lender received from the borrower. The Fund generally has no rights to either enforce compliance by the borrower with the terms of the loan agreement or to any collateral relating to the original loan. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. The Participations may also involve interest rate risk and liquidity risk, including the potential default or insolvency of the borrower and/or the Lender.

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Franklin Strategic Income Fund (continued)

g. FT Holdings Corporation II (FT Subsidiary)

The Fund invests in certain financial instruments through its investment in FT subsidiary. FT subsidiary is a Delaware Corporation, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At October 31, 2016, FT subsidiary’s investment, Turtle Bay Resort, as well as any other assets and liabilities of FT subsidiary are reflected in the Fund’s Consolidated Statement of Investments and Consolidated Statement of Assets and Liabilities. The financial statements have been consolidated and include the accounts of the Fund and FT subsidiary. All intercompany transactions and balances have been eliminated. At October 31, 2016, the net assets of FT subsidiary were $19,409,489, representing less than 1% of the Fund’s consolidated net assets. The Fund’s investments in FT subsidiary is limited to 25% of consolidated assets.

h. Mortgage Dollar Rolls

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

i. Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.

j. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of October 31, 2016, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

k. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Paydown gains and losses are recorded as an adjustment to interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

k. Security Transactions, Investment Income, Expenses and Distributions (continued)

recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income in the Consolidated Statement of Operations.

l. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

m. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At October 31, 2016, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	October 31, 2016		April 30, 2016
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	26,577,084	$252,439,665	86,621,299	$820,474,987
Shares issued in reinvestment of distributions	4,839,444	45,867,634	19,950,107	187,902,460
Shares redeemed	(72,684,550)	(691,700,264)	(145,536,164)	(1,370,224,841)
Net increase (decrease)	(41,268,022)	$(393,392,965)	(38,964,758)	$(361,847,394)
Class C Shares:
Shares sold	6,682,259	$63,431,450	23,699,305	$225,556,988
Shares issued in reinvestment of distributions	1,410,957	13,360,685	6,662,132	62,783,652
Shares redeemed	(24,287,197)	(230,932,628)	(59,915,146)	(564,563,714)
Net increase (decrease)	(16,193,981)	$(154,140,493)	(29,553,709)	$(276,223,074)

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	NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

	Six Months Ended		Year Ended
	October 31, 2016		April 30, 2016
	Shares	Amount	Shares	Amount
Class R Shares:
Shares sold	1,559,595	$14,823,595	3,750,305	$35,486,868
Shares issued in reinvestment of distributions	180,602	1,704,918	836,414	7,856,192
Shares redeemed	(3,740,705)	(35,422,966)	(7,375,237)	(69,160,448)
Net increase (decrease)	(2,000,508)	$(18,894,453)	(2,788,518)	$(25,817,388)
Class R6 Shares:
Shares sold	27,632,808	$264,182,860	7,061,535	$67,749,297
Shares issued in reinvestment of distributions	552,205	5,260,957	1,263,743	11,900,261
Shares redeemed	(5,556,726)	(53,165,435)	(2,868,916)	(27,272,113)
Net increase (decrease)	22,628,287	$216,278,382	5,456,362	$52,377,445
Advisor Class Shares:
Shares sold	28,276,741	$270,177,410	29,938,042	$283,540,799
Shares issued in reinvestment of distributions	1,126,409	10,697,664	4,428,844	41,793,674
Shares redeemed	(25,261,167)	(241,053,320)	(49,826,590)	(467,543,557)
Net increase (decrease)	4,141,983	$39,821,754	(15,459,704)	$(142,209,084)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	Over $20 billion, up to and including $35 billion
0.355%	Over $35 billion, up to and including $50 billion
0.350%	In excess of $50 billion

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

3.	Transactions with Affiliates (continued)
a.	Management Fees (continued)

For the period ended October 31, 2016, the annualized effective investment management fee rate was 0.453% of the Fund’s average daily net assets.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	0.65%
Class R	0.50%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to
unaffiliated brokers/dealers	$511,838
CDSC retained	$52,460

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended October 31, 2016, the Fund paid transfer agent fees of $5,498,766, of which $2,242,311 was retained by Investor Services.

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Franklin Strategic Income Fund (continued)

f. Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. Prior to May 1, 2013, the waiver was accounted for as a reduction to management fees. During the period ended October 31, 2016, the Fund held investments in affiliated management investment companies as follows:

								% of
								Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Controlled Affiliates
Franklin Lower Tier Floating
RateFund	38,346,600	–	(959,021)	37,387,579	$388,456,948	$21,050,803	$(182,214)	85.7%
Franklin Middle Tier Floating
RateFund	29,441,483	–	(983,000)	28,458,483	286,292,336	9,799,490	(432,520)	80.2%
Non-Controlled Affiliates
Institutional Fiduciary Trust
Money Market Portfolio	910,963,589	994,530,124	(1,582,145,993)	323,347,720	323,347,720	–	–	1.9%

Total					$998,097,004	$30,850,293	$(614,734)

g. Waiver and Expense Reimbursements

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.01% until August 31, 2017. There were no Class R6 transfer agent fees waived during the period ended October 31, 2016.

h. Other Affiliated Transactions

At October 31, 2016, one or more of the funds in Franklin Fund Allocator Series owned 5.9% of the Fund’s outstanding shares.

i. Interfund Transactions

The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended October 31, 2016, the purchase and sale transactions aggregated $0 and $4,898,250, respectively.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended October 31, 2016, the custodian fees were reduced as noted in the Consolidated Statement of Operations.

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FRANKLIN STRATEGIC SERIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At April 30, 2016, the capital loss carryforwards were as follows:

Capital loss carryforwards:
Short Term	$17,612,779
Long Term	208,700,025
Total capital loss carryforwards	$226,312,804

For tax purposes, the Fund may elect to defer any portion of a late-year ordinary loss to the first day of the following year. At April 30, 2016, the Fund deferred late-year ordinary losses of $173,412,246.

At October 31, 2016, the cost of investments and net unrealized appreciation (depreciation), for income tax purposes were as follows:

Cost of investments.	$8,096,748,810

Unrealized appreciation	$186,870,444
Unrealized depreciation	(436,229,177)
Net unrealized appreciation (depreciation)	$(249,358,733)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions and bond discounts and premiums.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended October 31, 2016, aggregated $6,644,447,428 and $6,258,990,007, respectively.

7. Credit Risk and Defaulted Securities

At October 31, 2016, the Fund had 47.9% of its portfolio invested in high yield, senior secured floating rate notes, or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At October 31, 2016, the aggregate value of these securities was $53,039,567, representing 0.7% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Consolidated Statement of Investments.

8. Restricted Securities

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

At October 31, 2016, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

Shares/		Acquisition
Units	Issuer	Dates	Cost	Value
955,276	[a] Halcon Resources Corp	10/23/12 - 11/24/15	$24,687,967	$7,652,069
15,189	Warrior Met Coal LLC, A	5/28/14 - 11/13/14	29,562,025	3,417,525
	Total Restricted Securities (Value is 0.1% of Net Assets)		$54,249,992	$11,069,594

[a]The Fund also invests in unrestricted securities or other investments in the issuer, valued at $191,698 as of October 31, 2016.

9. Unfunded Loan Commitments

The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Consolidated Statement of Assets and Liabilities and the Consolidated Statement of Operations. Funded portions of credit agreements are presented in the Consolidated Statement of Investments.

At October 31, 2016, unfunded commitments were as follows:
Unfunded
Borrower	Commitment
Global Tel*Link Corp, Revolving Commitment	$1,478,221

10. Other Derivative Information

At October 31, 2016, the Fund’s investments in derivative contracts are reflected in the Consolidated Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives

Derivative Contracts	Consolidated Statement of		Consolidated Statement of
Not Accounted for as	Assets and Liabilities		Assets and Liabilities
Hedging Instruments	Location	Fair Value	Location	Fair Value

Interest rate contracts	Variation margin	$ —	Variation margin	$4,105,658	[a]

	Unrealized appreciation on OTC	939,303		Unrealized depreciation on OTC	—
	swap contracts			swap contracts
Foreign exchange contracts.	Investments in securities, at value	711,530	[b]	Options written, at value	—

	Unrealized appreciation on OTC	10,572,521		Unrealized depreciation on OTC	10,725,470
	forward exchange contracts			forward exchange contracts

Credit contracts	Investments in securities, at value	217,968	[b]	Investments in securities, at value	—

	Variation margin	—		Variation margin	634,462	[a]

	OTC swap contracts (upfront	1,811,787		OTC swap contracts (upfront	—
	payments)			receipts)

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FRANKLIN STRATEGIC SERIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

10. Other Derivative Information (continued)

	Asset Derivatives		Liability Derivatives
Derivative Contracts	Consolidated Statement of		Consolidated Statement of
Not Accounted for as	Assets and Liabilities		Assets and Liabilities
Hedging Instruments	Location	Fair Value	Location	Fair Value
	Unrealized appreciation on OTC	—	Unrealized depreciation on OTC	554,028
	swap contracts		swap contracts
Value recovery instruments	Investments in securities, at value	6,583,232	Investments in securities, at value	—
Totals		$20,836,341		$16,019,618

a This amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Consolidated Statement of
Investments. Only the variation margin receivable/payable at period end is separately reported within the Consolidated Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
b Purchased option contracts are included in investments in securities, at value in the Consolidated Statement of Assets and Liabilities.

For the period ended October 31, 2016, the effect of derivative contracts in the Fund’s Consolidated Statement of Operations was as
follows:

				Net Change in
				Unrealized
Derivative Contracts		Net Realized		Appreciation
Not Accounted for as	Consolidated Statement of	Gain (Loss) for	Consolidated Statement of	(Depreciation)
Hedging Instruments	Operations Locations	the Period	Operations Locations	for the Period
	Net realized gain (loss) from:		Net change in unrealized
			appreciation (depreciation) on:
Interest rate contracts	Futures contracts	$411,607	Futures contracts	$(4,105,658)
Foreign exchange contracts	Investments	438,900 [a]	Investments	(1,865,050)[a]
	Foreign currency transactions	(31,651,929)[b]	Translation of other assets and	46,215,962 [b]
			liabilities denominated in
			foreign currencies
Credit contracts.	Investments	—	Investments	(260,832)[a]
	Swap contracts	1,189,106	Swap contracts	(594,043)
Value recovery instruments	Investments	—	Investments	149,372
Totals		$(29,612,316)		$39,541,751

aPurchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Consolidated Statement of Operations.
bForward exchange contracts are included in net realized gain (loss) from foreign currency transactions and net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies in the Consolidated Statement of Operations.

At October 31, 2016, the Fund’s OTC derivative assets and liabilities, are as follows:

	Gross Amounts of
	Assets and Liabilities Presented
	in the Consolidated Statement of Assets and Liabilities
	Assets[a]	Liabilities[a]
Derivatives
Forward Exchange Contracts	$10,572,521	$10,725,470
Options Purchased	929,498	—
Swap Contracts	2,751,090	554,028
Total	$14,253,109	$11,279,498

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and
Liabilities.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

At October 31, 2016, the Fund’s OTC derivative assets, which may be offset against the Fund’s OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the
		Consolidated Statement of Assets and Liabilities
	Gross
	Amounts of	Financial	Financial
	Assets Presented in	Instruments	Instruments	Cash	Net Amount
	the Consolidated Statement of	Available for	Collateral	Collateral	(Not less
	Assets and Liabilities	Offset	Received[a,b]	Received[b]	than zero)
Counterparty
BZWS	$—	$—	$—	$—	$—
CITI.	1,441,870	(379,446)	—	(860,000)	202,424
DBAB	3,653,666	(2,036,999)	—	(1,616,667)	—
FBCO	217,968	—	—	(217,968)	—
GSCO	939,303	—	—	(939,303)	—
HSBK	—	—	—	—	—
JPHQ	8,000,302	(8,000,302)	—	—	—
MSCO	—	—	—	—	—
Total	$14,253,109	$(10,416,747)	$—	$(3,633,938)	$202,424

aAt October 31, 2016, the Fund received U.S. Government Agency Securities as collateral for derivatives.
bIn some instances, the collateral amount disclosed in the table above was adjusted due to the requirement to limit collateral amount to avoid the effect of overcollateral-
ization. Actual collateral received and/or pledged may be more than the amount disclosed herein.

At October 31, 2016, the Fund’s OTC derivative liabilities, which may be offset against the Fund’s OTC derivative assets and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the
		Consolidated Statement of Assets and Liabilities
	Gross
	Amounts of	Financial	Financial
	Liabilities Presented in	Instruments	Instruments	Cash	Net Amount
	the Consolidated Statement of	Available for	Collateral	Collateral	(Not less
	Assets and Liabilities	Offset	Pledged	Pledged[a]	than zero)
Counterparty
BZWS	$50,594	$—	$—	$—	$50,594
CITI.	379,446	(379,446)	—	—	—
DBAB	2,036,999	(2,036,999)	—	—	—
FBCO	—	—	—	—	—
GSCO	—	—	—	—	—
HSBK	5,291	—	—	(5,291)	—
JPHQ	8,801,999	(8,000,302)	—	—	801,697
MSCO	5,169	—	—	—	5,169
Total	$11,279,498	$(10,416,747)	$—	$(5,291)	$857,460

aIn some instances, the collateral amount disclosed in the table above was adjusted due to the requirement to limit collateral amount to avoid the effect of overcollateral-
ization. Actual collateral received and/or pledged may be more than the amount disclosed herein.

For the year ended October 31, 2016, the average month end fair value of derivatives represented 0.8% of average month end net assets. The average month end number of open derivative contracts for the period was 76.

See Note 1(d) regarding derivative financial instruments.

See Abbreviations on page 56.

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FRANKLIN STRATEGIC SERIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

11. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 10, 2017. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Consolidated Statement of Operations. During the period ended October 31, 2016, the Fund did not use the Global Credit Facility.

12. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

A summary of inputs used as of October 31, 2016, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:
Equity Investments:[a]
Consumer Services	$—	$19,356,810	$—		$19,356,810
Energy.	3,034,512	7,645,516	11,069,594	[b]	21,749,622
Transportation	—	—	1,010,756		1,010,756
All Other Equity Investments[c]	682,797,610	—[b]	—		682,797,610
Corporate Bonds	—	3,259,222,867	1,108,149		3,260,331,016
Senior Floating Rate Interests	—	770,176,732	—		770,176,732
Foreign Government and Agency Securities	—	851,951,633	—		851,951,633
U.S. Government and Agency Securities	—	388,244,555	—		388,244,555
Asset-Backed Securities and Commercial
Mortgage-Backed Securities.	—	701,642,940	—		701,642,940
Mortgage-Backed Securities	—	755,445,266	—		755,445,266
Municipal Bonds	—	65,636,023	—		65,636,023
Escrows and Litigation Trusts	—	950,492	723,000	[b]	1,673,492
Options Purchased	—	929,498	—		929,498
Short Term Investments	326,444,124	—	—		326,444,124
Total Investments in Securities	$1,012,276,246	$6,821,202,332	$13,911,499		$7,847,390,077

Other Financial Instruments:
Forward Exchange Contracts	$—	$10,572,521	$—		$10,572,521
Swap Contracts.	—	939,303	—		939,303
Total Other Financial Instruments	$—	$11,511,824	$—		$11,511,824

Liabilities:
Other Financial Instruments:
Futures Contracts	$4,105,658	$—	$—		$4,105,658
Forward Exchange Contracts	—	10,725,470	—		10,725,470
Swap Contracts.	—	1,188,490	—		1,188,490
Unfunded Loan Commitments.	—	8,667	—		8,667
Total Other Financial Instruments	$4,105,658	$11,922,627	$—		$16,028,285

aIncludes common and convertible preferred stocks and management investment companies as well as other equity interests.
bIncludes securities determined to have no value at October 31, 2016.
cFor detailed categories, see the accompanying Consolidated Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

13. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

Abbreviations

Counterparty/Exchange		Currency		Selected Portfolio
BZWS	Barclays Bank PLC	BRL	Brazilian Real	BBA	British Bankers Association
CITI	Citigroup, Inc.	CAD	Canadian Dollar	CDO	Collateralized Debt Obligation
DBAB	Deutsche Bank AG	EUR	Euro	CLO	Collateralized Loan Obligation
FBCO	Credit Suisse	GBP	British Pound	EDA	Economic Development Authority
GSCO	Goldman Sachs Bank	IDR	Indonesian Rupiah	FRN	Floating Rate Note
HSBK	HSBC Bank PLC	KRW	South Korean	GDP	Gross Domestic Product
ICE	Intercontinental Exchange	MXN	Mexican Peso	GO	General Obligation
JPHQ	JP Morgan Chase & Co.	MYR	Malaysian Ringgit	HDC	Housing Development Corp.
MSCO	Morgan Stanley	PHP	Philippine Peso	LIBOR	London InterBank Offered Rate
		USD	United States Dollar	PIK	Payment-In-Kind
		UYU	Uruguayan Peso	SF	Single Family
				VRI	Value Recovery Instruments

Index
CDX.NA.HY.27	CDX North America High Yield Index
MCDX.NA.27	MCDX North America Index

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FRANKLIN STRATEGIC INCOME FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting
Policies and Procedures (Policies) that the Fund uses to
determine how to vote proxies relating to portfolio securities.
Shareholders may view the Fund’s complete Policies online at
franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request
to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street,
Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of
the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by
visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding the
operations of the Public Reference Room may be obtained by
calling (800) SEC-0330.

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FRANKLIN TEMPLETON INVESTMENTS

Semiannual Report and Shareholder Letter
October 31, 2016

Franklin Global Government Bond Fund

A SERIES OF FRANKLIN STRATEGIC SERIES

Sign up for electronic delivery at franklintempleton.com/edelivery

Contents

Semiannual Report
Franklin Global Government Bond Fund	3
Performance Summary	6
Your Fund’s Expenses	8
Financial Highlights and Statement of Investments	9
Financial Statements	16
Notes to Financial Statements	20
Shareholder Information	29

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

2 Semiannual Report

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Semiannual Report

Franklin Global Government Bond Fund

This semiannual report for Franklin Global Government Bond Fund covers the period ended October 31, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks total return, consisting of interest income and capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in "government bonds" of issuers located around the world. Government bonds include floating, variable and fixed-rate debt securities of any maturity, such as bonds, notes, bills and debentures, issued or guaranteed by governments, government agencies or instrumentalities, including government-sponsored entities, supra-national entities and public-private partnerships.

*Figures represent the net Fund exposure and include certain derivatives held in the portfolio (or their underlying reference assets) or unsettled trades and may not total 100% or may be negative due to rounding, use of any derivatives or other factors.

Performance Overview

For the six months under review, the Fund’s Class A shares had a -1.50% cumulative total return. In comparison, global government bonds, as measured by the Fund’s benchmark, the Citigroup World Government Bond Index (WGBI), had a -1.08% cumulative total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

*Figures represent the net Fund exposure and include certain derivatives held in the portfolio (or their underlying reference assets) or unsettled trades and may not total 100% or may be negative due to rounding, use of any derivatives or other factors.

Economic and Market Overview

During the six months under review, global government bonds declined modestly, as measured by the Citigroup WGBI. At the beginning of the period, the U.S. economy was picking up after a faltering start in 2016, and the U.S. Federal Reserve (Fed) signaled the strong possibility of an increase in interest rates during the summer. However, a far weaker-than-expected monthly U.S. payroll report at the start of June quashed such speculation, and was swiftly followed by the unexpected decision in a referendum by U.K. voters to leave the European Union (also known as “Brexit”). In the aftermath of the Brexit

1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 14.

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FRANKLIN GLOBAL GOVERNMENT BOND FUND

vote, demand for perceived safe haven assets surged, driving the yields of many sovereign bonds down to historic lows.

German bunds were in such demand that 10-year bund yields turned negative in the latter part of the period. Economic growth in the eurozone was also holding up well, indicating that the European Central Bank’s program of monetary easing helped stimulate domestic demand. However, inflation in the region remained weak, underlining the amount of continued excess capacity.

Dividend Distributions*
5/1/16–10/31/16
		Dividend per Share (cents)
					Advisor
Month	Class A	Class C	Class R	Class R6	Class
May	1.56	1.08	1.22	1.70	1.62
June	0.24	—	—	0.30	0.28
July	0.26	0.01	0.14	0.57	0.55
August	0.26	—	—	0.33	0.31
September	0.26	—	—	0.33	0.32
October	0.09	—	—	0.34	0.32
Total	2.67	1.09	1.36	3.57	3.40

*The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income. All
Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Following the Bank of Japan’s (BOJ’s) surprise decision at the beginning of 2016 to adopt negative interest rates, by July Japanese government bond yields had fallen to record low levels on expectations of further rate cuts. However, the BOJ refrained from such a move at its July meeting, causing investors to reassess, leading to a sharp sell-off in Japanese government bonds. In September, the BOJ again left interest rates unchanged, but unveiled a ceiling on benchmark government bond yields and pledged to continue asset purchases until inflation stabilizes above its target rate.

Investment Strategy

We invest selectively in bonds around the world based upon our assessment of changing market, political and economic conditions. While seeking opportunities, we consider various factors including interest rates, currency exchange rates and credit risks. We use top-down macroeconomic research, bottom-up sector-specific research and quantitative analysis to identify and to seek to exploit market inefficiencies while employing a disciplined risk management process. We may use various currency-related derivative instruments, including currency forward and currency futures contracts, as well as various interest rate/bond-related derivative instruments, including interest rate/bond futures contracts and swap agreements.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date.

What is a futures contract?

A futures contract is an agreement between the Fund and a counterparty made through a U.S. or foreign futures exchange to buy or sell an underlying instrument or asset at a specific priceonafuturedate.

What are swap agreements?

Swap agreements, such as interest-rate, currency and credit default swaps, are contracts between the Fund and another party (the swap counterparty). In a basic swap transaction, the Fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) earned or realized on a particular “notional amount” of underlying instruments. The notional amount is the set amount selected by the parties as the basis on which to calculate the obligations that they have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given instruments or at given interest rates.

Manager’s Discussion

During the six months ended October 31, 2016, the Fund underperformed its benchmark, the Citigroup WGBI. The Fund’s currency allocation detracted from relative performance, while positioning among emerging market bonds contributed to the Fund’s relative results.

The Fund’s currency allocation was hurt by an underweighted exposure to the Japanese yen, which rose sharply against the U.S. dollar early in the period.

The Fund’s duration and yield curve positioning also detracted from relative performance, partly due to an overweighted duration exposure to eurozone bonds, the prices of which fell sharply in October.

In contrast, the Fund’s exposure to and selection among emerging market bonds, which outperformed other government bonds due to strong investor demand for higher yielding assets, helped relative results.

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FRANKLIN GLOBAL GOVERNMENT BOND FUND

What is duration?

Duration is a measure of a bond’s price sensitivity to interest rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest rate changes than a portfolio with a higher duration.

What is the yield curve?

The yield curve is a line that plots the interest rates, at a set point in time, of bonds having equal credit quality but differing maturity dates. The most frequently reported yield curve compares three-month, two-year and 30-year U.S. Treasury debt.

Currency Composition*
10/31/16
% of Total
Net Assets
North America	56.7%
U.S. Dollar	53.9%
Canadian Dollar	2.8%
Europe	30.4%
Polish Zloty	3.2%
British Pound Sterling	4.6%
Euro	22.6%
Asia	8.3%
Malaysian Ringgit	2.1%
Singapore Dollar	0.1%
Japanese Yen	6.1%
Latin America & Caribbean	4.4%
Mexican Peso	4.4%
Australia & New Zealand	0.2%
Australian Dollar	0.2%

*Figures represent the net Fund exposure and include certain derivatives held in the portfolio (or their underlying reference assets) or unsettled trades and may not total 100% or may be negative due to rounding, use of any derivatives or other factors.

The Fund’s positions denominated in currencies other than the U.S. dollar, the euro, the Japanese yen and the British pound also had a positive impact on relative performance.

Thank you for your participation in Franklin Global Government Bond Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of October 31, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Semiannual Report 5

FRANKLIN GLOBAL GOVERNMENT BOND FUND

Performance Summary as of October 31, 2016

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Performance as of 10/31/161

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 4.25% and the minimum is 0%. Class A: 4.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative	Average Annual	Average Annual
Share Class	Total Return[2]	Total Return[3]	Total Return (9/30/16)[4]
A
6-Month	-1.50%	-5.73%
1-Year	+0.10%	-4.14%	-0.64%
3-Year	+0.07%	-1.42%	-0.01%
Since Inception (9/6/13)	+3.10%	-0.40%	+0.58%
Advisor
6-Month	-1.42%	-1.42%
1-Year	+0.10%	+0.10%	+3.96%
3-Year	+0.61%	+0.20%	+1.65%
Since Inception (9/6/13)	+3.65%	+1.15%	+2.20%

		30-Day Standardized Yield[6]
	Distribution
Share Class	Rate[5]	(with waiver)	(without waiver)

A	0.11%	0.82%	-0.35%

Advisor	0.41%	0.98%	-0.26%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 7 for Performance Summary footnotes.

6 Semiannual Report

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		FRANKLIN GLOBAL GOVERNMENT BOND FUND
		PERFORMANCE SUMMARY

Total Annual Operating Expenses[7]
Share Class	With Waiver	Without Waiver
A	0.86%	2.17%
Advisor	0.61%	1.92%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Special risks are associated with investing in foreign securities, including risks associated with political and economic developments, trading practices, availability of information, limited markets and currency exchange rate fluctuations and policies.
Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt. Investments in emerging market countries are subject to all of the risks of foreign investing generally and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. Changes in interest rates will affect the value of the Fund’s portfolio and its share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio that may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund’s initial investment. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction contractually guaranteed through 8/31/17. The Fund also has a fee waiver associated with any investments it makes in a Franklin
Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through its current fiscal year-end. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
4. In accordance with SEC rules, we provide standardized total return information through the latest calendar quarter.
5. Distribution rate is based on an annualization of the respective class’s October dividend and the maximum offering price (NAV for Advisor Class) per share on 10/31/16.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

franklintempleton.com

Semiannual Report 7

FRANKLIN GLOBAL GOVERNMENT BOND FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

			Actual	Hypothetical
		(actual return after expenses)		(5% annual return before expenses)
			Expenses		Expenses	Net
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value 5/1/16	Value 10/31/16	5/1/16–10/31/16[1,2]	Value 10/31/16	5/1/16–10/31/16[1,2]	Ratio[2]
A	$1,000	$985.00	$3.80	$1,021.37	$3.87	0.76%
C	$1,000	$983.40	$6.25	$1,018.90	$6.36	1.25%
R	$1,000	$986.80	$3.21	$1,021.98	$3.26	0.64%
R6	$1,000	$985.90	$2.80	$1,022.38	$2.85	0.56%
Advisor	$1,000	$985.80	$3.00	$1,022.18	$3.06	0.60%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above–in the far right column–multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

8 Semiannual Report

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FRANKLIN STRATEGIC SERIES

Financial Highlights
Franklin Global Government Bond Fund
	Six Months Ended
	October 31, 2016	Year Ended April 30,
	(unaudited)	2016	2015	2014 [a]
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.59	$9.81	$10.45	$10.00
Income from investment operations[b]:
Net investment income[c]	0.06	0.12	0.17	0.11
Net realized and unrealized gains (losses)	(0.20)	(0.17)	(0.24)	0.47
Total from investment operations	(0.14)	(0.05)	(0.07)	0.58
Less distributions from:
Net investment income and net foreign currency gains	(0.03)	(0.17)	(0.40)	(0.13)
Net realized gains	—	—	(0.17)	—
Total distributions	(0.03)	(0.17)	(0.57)	(0.13)
Net asset value, end of period	$9.42	$9.59	$9.81	$10.45

Total return[d]	(1.50)%	(0.44)%	(0.64)%	5.81%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	1.94%	1.98%	2.37%	3.22%
Expenses net of waiver and payments by affiliates.	0.76%	0.67%	0.64%	0.57%
Net investment income	1.28%	1.23%	1.63%	1.62%

Supplemental data
Net assets, end of period (000’s)	$13,068	$13,356	$11,487	$11,232
Portfolio turnover rate.	16.98%	37.97%	60.28%	13.24%

aFor the period September 6, 2013 (commencement of operations) to April 30, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 9

FRANKLIN STRATEGIC SERIES
FINANCIAL HIGHLIGHTS

Franklin Global Government Bond Fund (continued)
	Six Months Ended
	October 31, 2016	Year Ended April 30,
	(unaudited)	2016	2015	2014 [a]
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.57	$9.79	$10.44	$10.00
Income from investment operations[b]:
Net investment income[c]	0.04	0.06	0.10	0.08
Net realized and unrealized gains (losses)	(0.20)	(0.16)	(0.24)	0.46
Total from investment operations	(0.16)	(0.10)	(0.14)	0.54
Less distributions from:
Net investment income and net foreign currency gains	(0.01)	(0.12)	(0.34)	(0.10)
Net realized gains	—	—	(0.17)	—
Total distributions	(0.01)	(0.12)	(0.51)	(0.10)
Net asset value, end of period	$9.40	$9.57	$9.79	$10.44

Total return[d]	(1.66)%	(1.03)%	(1.34)%	5.46%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	2.43%	2.56%	2.95%	3.81%
Expenses net of waiver and payments by affiliates.	1.25%	1.25%	1.22%	1.16%
Net investment income	0.79%	0.65%	1.05%	1.03%

Supplemental data
Net assets, end of period (000’s)	$396	$509	$292	$156
Portfolio turnover rate.	16.98%	37.97%	60.28%	13.24%

aFor the period September 6, 2013 (commencement of operations) to April 30, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

10 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

		FRANKLIN STRATEGIC SERIES
		FINANCIAL HIGHLIGHTS

Franklin Global Government Bond Fund (continued)
	Six Months Ended
	October 31, 2016	Year Ended April 30,
	(unaudited)	2016	2015	2014 [a]
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.58	$9.80	$10.44	$10.00
Income from investment operations[b]:
Net investment income[c]	0.07	0.08	0.12	0.08
Net realized and unrealized gains (losses)	(0.21)	(0.16)	(0.23)	0.47
Total from investment operations	(0.14)	(0.08)	(0.11)	0.55
Less distributions from:
Net investment income and net foreign currency gains	(0.01)	(0.14)	(0.36)	(0.11)
Net realized gains	—	—	(0.17)	—
Total distributions	(0.01)	(0.14)	(0.53)	(0.11)
Net asset value, end of period	$9.43	$9.58	$9.80	$10.44

Total return[d]	(1.32)%	(0.90)%	(1.07)%	5.52%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	1.82%	2.39%	2.82%	3.66%
Expenses net of waiver and payments by affiliates.	0.64%	1.08%	1.09%	1.01%
Net investment income	1.40%	0.82%	1.18%	1.18%

Supplemental data
Net assets, end of period (000’s)	$9	$10	$10	$10
Portfolio turnover rate.	16.98%	37.97%	60.28%	13.24%

aFor the period September 6, 2013 (commencement of operations) to April 30, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 11

FRANKLIN STRATEGIC SERIES
FINANCIAL HIGHLIGHTS

Franklin Global Government Bond Fund (continued)
	Six Months Ended
	October 31, 2016	Year Ended April 30,
	(unaudited)	2016	2015	2014 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.59	$9.81	$10.45	$10.00
Income from investment operations[b]:
Net investment income[c]	0.07	0.13	0.18	0.11
Net realized and unrealized gains (losses)	(0.20)	(0.17)	(0.24)	0.48
Total from investment operations	(0.13)	(0.04)	(0.06)	0.59
Less distributions from:
Net investment income and net foreign currency gains	(0.04)	(0.18)	(0.41)	(0.14)
Net realized gains	—	—	(0.17)	—
Total distributions	(0.04)	(0.18)	(0.58)	(0.14)
Net asset value, end of period	$9.42	$9.59	$9.81	$10.45

Total return[d]	(1.41)%	(0.38)%	(0.62)%	5.91%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	2.54%	2.82%	3.04%	3.78%
Expenses net of waiver and payments by affiliates.	0.56%	0.59%	0.57%	0.51%
Net investment income	1.48%	1.31%	1.70%	1.68%

Supplemental data
Net assets, end of period (000’s)	$9	$10	$10	$10
Portfolio turnover rate.	16.98%	37.97%	60.28%	13.24%

a For the period September 6, 2013 (commencement of operations) to April 30, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

12 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

		FRANKLIN STRATEGIC SERIES
		FINANCIAL HIGHLIGHTS

Franklin Global Government Bond Fund (continued)
	Six Months Ended
	October 31, 2016	Year Ended April 30,
	(unaudited)	2016	2015	2014 [a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.61	$9.83	$10.49	$10.00
Income from investment operations[b]:
Net investment income[c]	0.07	0.12	0.17	0.10
Net realized and unrealized gains (losses)	(0.20)	(0.16)	(0.24)	0.52
Total from investment operations	(0.13)	(0.04)	(0.07)	0.62
Less distributions from:
Net investment income and net foreign currency gains	(0.03)	(0.18)	(0.42)	(0.13)
Net realized gains	—	—	(0.17)	—
Total distributions	(0.03)	(0.18)	(0.59)	(0.13)
Net asset value, end of period	$9.45	$9.61	$9.83	$10.49

Total return[d]	(1.42)%	(0.38)%	(0.65)%	6.24%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	1.78%	1.91%	2.30%	3.16%
Expenses net of waiver and payments by affiliates.	0.60%	0.60%	0.57%	0.51%
Net investment income	1.44%	1.30%	1.70%	1.68%

Supplemental data
Net assets, end of period (000’s)	$321	$10	$10	$10
Portfolio turnover rate.	16.98%	37.97%	60.28%	13.24%

aFor the period September 6, 2013 (commencement of operations) to April 30, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 13

FRANKLIN STRATEGIC SERIES

Statement of Investments, October 31, 2016 (unaudited)
Franklin Global Government Bond Fund
		Principal
	Country	Amount*			Value

Foreign Government and Agency Securities 64.6%
Government of Canada, 2.75%, 6/01/22.	Canada	450,000		CAD	$372,218
Government of Chile, 3.875%, 8/05/20	Chile	100,000			107,968
[a] Government of Finland, senior bond, Reg S, 2.00%, 4/15/24	Finland	350,000		EUR	442,027
[a] Government of France, Reg S, 1.00%, 5/25/19	France	160,000		EUR	182,627
[a] Government of Germany, Reg S, 1.50%, 2/15/23	Germany	375,000		EUR	458,496
[a] Government of Indonesia, Reg S, 4.875%, 5/05/21	Indonesia	200,000			217,931
[a] Government of Lithuania, senior note, Reg S, 6.625%, 2/01/22	Lithuania	200,000			242,587
Government of Malaysia,
senior bond, 4.24%, 2/07/18	Malaysia	650,000		MYR	158,090
senior note, 3.654%, 10/31/19	Malaysia	550,000		MYR	133,326
Government of Mexico,
7.75%, 12/14/17	Mexico	30,000	[b]	MXN	163,597
8.00%, 12/07/23	Mexico	30,000	[b]	MXN	176,237
senior bond, 5.95%, 3/19/19	Mexico	100,000			110,300
Government of Peru, senior bond, 6.55%, 3/14/37.	Peru	200,000			275,000
Government of Poland,
3.25%, 7/25/19.	Poland	1,400,000		PLN	368,943
4.00%, 10/25/23	Poland	1,150,000		PLN	314,744
2.50%, 7/25/26.	Poland	2,000,000		PLN	485,175
Government of Singapore, 2.375%, 4/01/17	Singapore	350,000		SGD	253,264
[a] Government of Spain,
senior bond, Reg S, 5.15%, 10/31/44	Spain	300,000		EUR	523,694
senior note, Reg S, 5.15%, 10/31/28	Spain	200,000		EUR	310,141
Italy Treasury Bond,
[a] Reg S, 3.50%, 3/01/30	Italy	700,000		EUR	912,057
senior bond, 4.25%, 9/01/19	Italy	160,000		EUR	195,698
senior bond, 5.50%, 9/01/22	Italy	450,000		EUR	625,578
[a] senior bond, Reg S, 5.00%, 8/01/34	Italy	270,000		EUR	416,897
[a] Queensland Treasury Corp.,
senior bond, Reg S, 5.75%, 7/22/24	Australia	600,000		AUD	561,270
senior note, Reg S, 6.00%, 7/21/22.	Australia	300,000		AUD	274,795
[a] United Kingdom Treasury Bond, Reg S, 4.25%, 6/07/32	United Kingdom	380,000		GBP	633,929
Total Foreign Government and Agency Securities
(Cost $9,332,926)					8,916,589

U.S. Government and Agency Securities 22.4%
U.S. Treasury Bond,
4.375%, 11/15/39	United States	480,000			644,156
2.50%, 2/15/45.	United States	140,000			137,761
[c] Index Linked, 3.375%, 4/15/32	United States	162,823			236,414
U.S. Treasury Note,
0.75%, 1/15/17.	United States	300,000			300,296
1.875%, 8/31/17	United States	700,000			707,055
2.625%, 11/15/20	United States	850,000			897,231
[c] Index Linked, 1.25%, 7/15/20	United States	165,652			176,951
Total U.S. Government and Agency Securities
(Cost $3,010,133)					3,099,864
Total Investments before Short Term Investments
(Cost $12,343,059)					12,016,453

14 Semiannual Report

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FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Global Government Bond Fund (continued)
	Country	Shares	Value
Short Term Investments (Cost $1,310,293) 9.5%
Money Market Funds 9.5%
[d,e] Institutional Fiduciary Trust Money Market Portfolio	United States	1,310,293	$1,310,293
Total Investments (Cost $13,653,352) 96.5%			13,326,746
Other Assets, less Liabilities 3.5%			477,374
Net Assets 100.0%			$13,804,120

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At October 31, 2016, the aggregate value of these securities was $5,176,451, representing 37.5% of net assets.
bPrincipal amount is stated in 100 Mexican Peso Units.
cPrincipal amount of security is adjusted for inflation. See Note 1(e).
dNon-income producing.
eSee regarding investments in affiliated management investment companies.

At October 31, 2016, the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Australian Dollar	BZWS	Sell	1,100,000	$822,910	12/14/16	$—	$(13,182)
Euro.	CITI	Sell	920,000	1,036,189	12/14/16	24,324	—
Japanese Yen	CITI	Buy	88,000,000	865,905	12/14/16	—	(25,294)
Malaysian Ringgit	BZWS	Sell	900,000	216,988	12/14/16	2,747	—
Mexican Peso	DBW	Buy	5,000,000	260,158	12/14/16	3,448	—
Polish Zloty	BZWS	Sell	2,900,000	748,088	12/14/16	9,441	—
Singapore Dollar	CITI	Sell	350,000	256,839	12/14/16	5,175	—
Total Forward Exchange Contracts						$45,135	$(38,476)
Net unrealized appreciation (depreciation)						$6,659

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Abbreviations on page 28.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 15

FRANKLIN STRATEGIC SERIES

Financial Statements

Statement of Assets and Liabilities
October 31, 2016 (unaudited)

Franklin Global Government Bond Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$12,343,059
Cost - Non-controlled affiliates (Note 3f)	1,310,293
Total cost of investments	$13,653,352
Value - Unaffiliated issuers	$12,016,453
Value - Non-controlled affiliates (Note 3f)	1,310,293
Total value of investments	13,326,746
Foreign currency, at value (cost $351,264)	351,598
Receivables:
Capital shares sold	8,317
Interest	99,692
Affiliates	37,132
Unrealized appreciation on OTC forward exchange contracts	45,135
Other assets.	35,279
Total assets	13,903,899
Liabilities:
Payables:
Capital shares redeemed	26,139
Distribution fees	1,533
Transfer agent fees	1,941
Professional fees.	28,535
Unrealized depreciation on OTC forward exchange contracts	38,476
Accrued expenses and other liabilities	3,155
Total liabilities	99,779
Net assets, at value.	$13,804,120
Net assets consist of:
Paid-in capital.	$14,545,672
Distributions in excess of net investment income.	(143,853)
Net unrealized appreciation (depreciation)	(320,806)
Accumulated net realized gain (loss)	(276,893)
Net assets, at value.	$13,804,120

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FRANKLIN STRATEGIC SERIES
FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)
October 31, 2016 (unaudited)

Franklin Global Government Bond Fund

Class A:
Net assets, at value.	$13,068,206
Shares outstanding	1,387,362
Net asset value per share[a]	$9.42
Maximum offering price per share (net asset value per share ÷ 95.75%)	$9.84
Class C:
Net assets, at value.	$396,216
Shares outstanding	42,173
Net asset value and maximum offering price per share[a]	$9.40
Class R:
Net assets, at value.	$9,426
Shares outstanding	1,000
Net asset value and maximum offering price per share	$9.43
Class R6:
Net assets, at value.	$9,418
Shares outstanding	1,000
Net asset value and maximum offering price per share	$9.42
Advisor Class:
Net assets, at value.	$320,854
Shares outstanding	33,969
Net asset value and maximum offering price per share	$9.45

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FRANKLIN STRATEGIC SERIES
FINANCIAL STATEMENTS

Statement of Operations
for the six months ended October 31, 2016 (unaudited)

Franklin Global Government Bond Fund

Investment income:
Interest	$141,697
Expenses:
Management fees (Note 3a)	45,098
Distribution fees: (Note 3c)
Class A	10,910
Class C	1,523
Class R	2
Transfer agent fees: (Note 3e)
Class A	5,901
Class C	209
Class R	5
Class R6	41
Advisor Class	48
Custodian fees (Note 4)	882
Reports to shareholders	5,302
Registration and filing fees	34,220
Professional fees	28,916
Other	3,188
Total expenses	136,245
Expenses waived/paid by affiliates (Note 3g)	(82,230)
Net expenses	54,015
Net investment income	87,682
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(44,191)
Foreign currency transactions	(133,173)
Net realized gain (loss)	(177,364)
Net change in unrealized appreciation (depreciation) on:
Investments	(282,954)
Translation of other assets and liabilities
denominated in foreign currencies	174,908
Net change in unrealized appreciation (depreciation)	(108,046)
Net realized and unrealized gain (loss)	(285,410)
Net increase (decrease) in net assets resulting from operations	$(197,728)

18 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

	FRANKLIN STRATEGIC SERIES
	FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Franklin Global Government Bond Fund

	Six Months Ended
	October 31, 2016	Year Ended
	(unaudited)	April 30, 2016
Increase (decrease) in net assets:
Operations:
Net investment income	$87,682	$146,029
Net realized gain (loss)	(177,364)	(259,529)
Net change in unrealized appreciation (depreciation)	(108,046)	94,403
Net increase (decrease) in net assets resulting from operations.	(197,728)	(19,097)
Distributions to shareholders from:
Net investment income:
Class A	(37,065)	(207,807)
Class C	(576)	(4,106)
Class R	(13)	(139)
Class R6	(36)	(179)
Advisor Class	(217)	(196)
Total distributions to shareholders	(37,907)	(212,427)
Capital share transactions: (Note 2)
Class A	(66,674)	2,094,584
Class C	(107,037)	222,515
Advisor Class	319,549	25
Total capital share transactions	145,838	2,317,124
Net increase (decrease) in net assets.	(89,797)	2,085,600
Net assets:
Beginning of period	13,893,917	11,808,317
End of period	$13,804,120	$13,893,917
Distributions in excess of net investment income included in net assets:
End of period	$(143,853)	$(193,628)

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 19

FRANKLIN STRATEGIC SERIES

Notes to Financial Statements (unaudited)

Franklin Global Government Bond Fund

1. Organization and Significant Accounting Policies

Franklin Strategic Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of nine separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin Global Government Bond Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments (derivatives) trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur

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FRANKLIN STRATEGIC SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Global Government Bond Fund (continued)

between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default

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Semiannual Report 21

FRANKLIN STRATEGIC SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Global Government Bond Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

c. Derivative Financial Instruments (continued)

or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement. At October 31, 2016, the Fund had OTC derivatives in a net liability position of $994.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into OTC forward exchange contracts primarily to manage exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

See Note 8 regarding other derivative information.

d. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of October 31, 2016, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Global Government Bond Fund (continued)

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income in the Statement of Operations.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At October 31, 2016, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	October 31, 2016[a]		April 30, 2016[a]
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	285,093	$2,747,171	332,524	$3,141,724
Shares issued in reinvestment of distributions	1,244	11,918	3,698	35,024
Shares redeemed	(292,291)	(2,825,763)	(114,211)	(1,082,164)
Net increase (decrease)	(5,954)	$(66,674)	222,011	$2,094,584
Class C Shares:
Shares sold	12,702	$122,119	44,024	$416,435
Shares issued in reinvestment of distributions	60	576	421	3,989
Shares redeemed	(23,756)	(229,732)	(21,056)	(197,909)
Net increase (decrease)	(10,994)	$(107,037)	23,389	$222,515

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FRANKLIN STRATEGIC SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Global Government Bond Fund (continued)

2. Shares of Beneficial Interest (continued)

	Six Months Ended		Year Ended
	October 31, 2016[a]		April 30, 2016[a]
	Shares	Amount	Shares	Amount
Advisor Class Shares:
Shares sold	41,599	$403,999	1,207	$11,435
Shares issued in reinvestment of distributions	19	183	—	—
Shares redeemed	(8,649)	(84,633)	(1,207)	(11,410)
Net increase (decrease)	32,969	$319,549	—	$25
[a]During the period Class R and Class R6 did not report any share transactions.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Templeton Investment Management Limited (FTIML)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to FTIML based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.650%	Up to and including $1 billion
0.600%	Over $1 billion, up to and including $5 billion
0.550%	Over $5 billion, up to and including $10 billion
0.545%	Over $10 billion, up to and including $15 billion
0.540%	Over $15 billion, up to and including $20 billion
0.535%	In excess of $20 billion

For the period ended October 31, 2016, the annualized effective investment management fee rate was 0.650% of the Fund’s average daily net assets.

b. Administrative Fees

Under an agreement with FTIML, FT Services provides administrative services to the Fund. The fee is paid by FTIML based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed

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FRANKLIN STRATEGIC SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Global Government Bond Fund (continued)

in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	0.65%
Class R	0.50%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated
brokers/dealers	$2,164
CDSC retained	$7

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended October 31, 2016, the Fund paid transfer agent fees of $6,204, of which $3,531 was retained by Investor Services.

f. Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment company, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended October 31, 2016, the Fund held investments in affiliated management companies as follows:

% of
Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio	2,527,951	3,706,061	(4,923,719)	1,310,293	$1,310,293	$-	$-	0.0%[a]

[a]Rounds to less than 0.1%.

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FRANKLIN STRATEGIC SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Global Government Bond Fund (continued) 3. Transactions with Affiliates (continued) g. Waiver and Expense Reimbursements

FTIML and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees, and acquired fund fees and expenses) for Class A, Class C, Class R and Advisor Class of the Fund do not exceed 0.60%, and Class R6 does not exceed 0.59% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until August 31, 2017. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.

h. Other Affiliated Transactions

At October 31, 2016, Franklin Advisers, Inc. an affiliate of FTIML, owned 54.54% of the Fund’s outstanding shares. Investment activities of this shareholder could have a material impact on the Fund.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended October 31, 2016, there were no credits earned.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At April 30, 2016, the capital loss carryforwards were as follows:

Capital loss carryforward not subject to expiration:
Short term	$81,524
Long term	18,005
Total capital loss carryforwards	$99,529

For tax purposes, the Fund may elect to defer any portion of a late-year ordinary loss to the first day of the following fiscal year. At April 30, 2016 the Fund deferred late-year ordinary losses of $171,179.

At October 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$13,831,355

Unrealized appreciation	$297,922
Unrealized depreciation	(802,531)
Net unrealized appreciation (depreciation)	$(504,609)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums, foreign currency transactions, and tax straddles.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended October 31, 2016, aggregated $3,417,680 and $2,096,366, respectively.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Global Government Bond Fund (continued)

7. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. Other Derivative Information

At October 31, 2016, the Fund’s investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives

Derivative Contracts	Statement of		Statement of
Not Accounted for as	Assets and Liabilities		Assets and Liabilities
Hedging Instruments	Location	Fair Value	Location	Fair Value

Foreign exchange contracts	Unrealized appreciation on OTC	$45,135	Unrealized depreciation on OTC	$38,476
	forward exchange contracts		forward exchange contracts

For the period ended October 31, 2016, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

Net Change in
Unrealized
Derivative Contracts		Net Realized		Appreciation
Not Accounted for as	Statement of	Gain (Loss) for	Statement of	(Depreciation)
Hedging Instruments	Operations Locations	the Period	Operations Locations	for the Period

	Net realized gain (loss) from:		Net change in unrealized
appreciation (depreciation) on:
Foreign exchange contracts	Foreign currency transactions	$(106,883)[a]	Translation of other assets and	$177,622	[a]
liabilities denominated in foreign
currencies

aForward exchange contracts are included in net realized gain (loss) from foreign currency transactions and net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies in the Statement of Operations.

For the period ended October 31, 2016, the average month end fair value of derivatives represented 0.51% of average month end net assets. The average month end number of open derivative contracts for the period was 7.

9. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which, matures on February 10, 2017. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended October 31, 2016, the Fund did not use the Global Credit Facility.

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Semiannual Report 27

FRANKLIN STRATEGIC SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Global Government Bond Fund (continued)

10. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of October 31, 2016, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Foreign Government and Agency Securities	$—	$8,916,589	$—	$8,916,589
U.S. Government and Agency Securities	—	3,099,864	—	3,099,864
Short Term Investments	1,310,293	—	—	1,310,293
Total Investments in Securities	$1,310,293	$12,016,453	$—	$13,326,746

Other Financial Instruments:
Forward Exchange Contracts	$—	$45,135	$—	$45,135

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$38,476	$—	$38,476

11. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Counterparty		Currency
BZWS	Barclays Bank PLC	AUD	Australian Dollar
CITI	Citigroup, Inc.	CAD	Canadian Dollar
RBCCM	Royal Bank of Canada	EUR	Euro
		GBP	British Pound
		MXN	Mexican Peso
		MYR	Malaysian Ringgit
		PLN	Polish Zloty
		SGD	Singapore Dollar

28 Semiannual Report

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FRANKLIN STRATEGIC SERIES
FRANKLIN GLOBAL GOVERNMENT BOND FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting
Policies and Procedures (Policies) that the Fund uses to
determine how to vote proxies relating to portfolio securities.
Shareholders may view the Fund’s complete Policies online at
franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request
to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street,
Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of
the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by
visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding the
operations of the Public Reference Room may be obtained by
calling (800) SEC-0330.

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Semiannual Report 29

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC SERIES

By /s/Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date  December 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date  December 27, 2016

By /s/Gaston Gardey

Gaston Gardey

Chief Financial Officer and

Chief Accounting Officer

Date  December 27, 2016